UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

WASHINGTON, D. C. 20549

FORM N-CSRS

Investment Company Act file number: 811-05970

Cash Account Trust

(Exact Name of Registrant as Specified in Charter)

345 Park Avenue

New York, NY 10154-0004

(Address of Principal Executive Offices) (Zip Code)

Registrant’s Telephone Number, including Area Code: (212) 250-2500

Diane Kenneally

One International Place

Boston, MA 02110

(Name and Address of Agent for Service)

Date of fiscal year end:	4/30

Date of reporting period:	10/31/2018

ITEM 1.	REPORT TO STOCKHOLDERS

This N-CSR filing contains the annual reports relating to the classes of the following series of the registrant:
DWS Government & Agency Securities Portfolio and DWS Tax-Exempt Portfolio — Service Shares
DWS Government & Agency Securities Portfolio — DWS Government Cash Institutional Shares and Government Cash Managed Shares
DWS Government & Agency Securities Portfolio — DWS Government & Agency Money Fund
DWS Tax-Exempt Portfolio — DWS Tax-Exempt Cash Premier Shares and Tax-Exempt Cash Managed Shares
DWS Tax-Exempt Portfolio — DWS Tax-Exempt Money Fund
DWS Tax-Exempt Portfolio — DWS Tax-Free Money Fund Class S
DWS Tax-Exempt Portfolio — Tax-Free Investment Class

October 31, 2018

Semiannual Report

to Shareholders

Cash Account Trust

Service Shares

DWS Government & Agency Securities Portfolio

(formerly Deutsche Government & Agency Securities Portfolio)

DWS Tax-Exempt Portfolio

(formerly Deutsche Tax-Exempt Portfolio)

Contents

DWS Government & Agency Securities Portfolio
3	Portfolio Summary
4	Investment Portfolio
8	Statement of Assets and Liabilities
10	Statement of Operations
11	Statements of Changes in Net Assets
12	Financial Highlights
DWS Tax-Exempt Portfolio
13	Portfolio Summary
14	Investment Portfolio
22	Statement of Assets and Liabilities

24	Statement of Operations
25	Statements of Changes in Net Assets
26	Financial Highlights

27	Notes to Financial Statements
39	Information About Each Fund’s Expenses
41	Other Information
42	Advisory Agreement Board Considerations and Fee Evaluation
50	Privacy Statement

This report must be preceded or accompanied by a prospectus. To obtain a summary prospectus, if available, or prospectus for any of our funds, visit dws.com. We advise you to consider a fund’s objectives, risks, charges and expenses carefully before investing. The summary prospectus and prospectus contain this and other important information about each fund. Please read the prospectus carefully before you invest.

You could lose money by investing in the Funds. Although the Funds seek to preserve the value of your investment at $1.00 per share, each Fund cannot guarantee it will do so. The DWS Tax-Exempt Portfolio may impose a fee upon sale of your shares or may temporarily suspend your ability to sell shares if the DWS Tax-Exempt Portfolio’s liquidity falls below required minimums because of market conditions or other factors. An investment in the Funds is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency. The Funds’ sponsor has no legal obligation to provide financial support to the Funds, and you should not expect that the sponsor will provide financial support to the Funds at any time. You should not rely on or expect the Advisor to enter into support agreements or take other actions to maintain a fund’s $1.00 share price. The credit quality of the Fund’s holdings can change rapidly in certain markets, and the default of a single holding could have an adverse impact on a fund’s share price. The Fund’s share price can also be negatively affected during periods of high redemption pressures and/or illiquid markets. The actions of a few large investors in one class of shares in a fund may have a significant adverse effect on the share prices of all classes of shares within that fund. Please read the prospectus for specific details regarding each Fund’s risk profile.

NOT FDIC/NCUA INSURED     NO BANK GUARANTEE     MAY LOSE VALUE

NOT A DEPOSIT     NOT INSURED BY ANY FEDERAL GOVERNMENT AGENCY

2	|	Cash Account Trust — Service Shares

Portfolio Summary	(Unaudited)
DWS Government & Agency Securities Portfolio

Asset Allocation (As a % of Investment Portfolio)	10/31/18	4/30/18
Government & Agency Obligations	63%	82%
Repurchase Agreements	37%	18%
	100%	100%

Weighted Average Maturity	10/31/18	4/30/18
Cash Account Trust — DWS Government & Agency Securities Portfolio	29 days	33 days
iMoneyNet Government & Agencies Retail Money Fund Average*	30 days	31 days

*

The Fund is compared to its respective iMoney Net Category: Government & Agencies Retail Money Fund Average consists of all non-institutional government money market funds. Category includes the most broadly based of the government retail funds. These funds can invest in U.S. Treasuries, U.S. Other, Repos, whether or not they are backed by U.S. Treasuries and government-backed Floating Rate Notes.

Weighted average maturity, also known as effective maturity, is the weighted average of the maturity date of bonds held by the Fund taking into consideration any available maturity shortening features.

Portfolio holdings and characteristics are subject to change.

For more complete details about the Fund’s holdings, see pages 4–7. A quarterly Fact Sheet is available on dws.com or upon request.

Cash Account Trust — Service Shares	|	3

Investment Portfolio	as of October 31, 2018 (Unaudited)

DWS Government & Agency Securities Portfolio

	Principal Amount ($)	Value ($)
Government & Agency Obligations 63.2%
U.S. Government Sponsored Agencies 55.4%
Federal Farm Credit Bank:
1-month LIBOR minus 0.165%, 2.096%**, 11/2/2018	25,000,000	24,999,998
1-month LIBOR minus 0.145%, 2.149%**, 2/26/2019	30,000,000	29,999,614
1-month LIBOR minus 0.145%, 2.15%**, 3/29/2019	22,000,000	22,000,000
1-month LIBOR minus 0.135%, 2.152%**, 4/11/2019	89,500,000	89,500,000
1-month LIBOR minus 0.123%, 2.156%**, 8/13/2019	25,000,000	25,000,000
3-month LIBOR minus 0.180%, 2.163%**, 11/1/2019	25,000,000	25,000,000
1-month LIBOR minus 0.110%, 2.173%**, 3/12/2019	28,000,000	27,999,454
1-month LIBOR minus 0.095%, 2.186%**, 7/25/2019	12,000,000	11,999,889
1-month LIBOR minus 0.075%, 2.204%**, 11/5/2019	18,000,000	17,998,137
1-month LIBOR minus 0.070%, 2.207%**, 1/9/2019	25,000,000	25,000,000
1-month LIBOR minus 0.075%, 2.22%**, 4/29/2019	27,000,000	26,999,333
1-month LIBOR plus 0.040%, 2.324%**, 1/10/2019	22,250,000	22,253,017
1-month LIBOR plus 0.190%, 2.47%**, 6/20/2019	30,000,000	30,051,021
3-month U.S. Treasury Bill Money Market Yield plus 0.280%, 2.599%**, 11/13/2018	38,500,000	38,500,000
2.626%*, 8/21/2019	10,000,000	9,789,203
Federal Home Loan Bank:
3-month LIBOR minus 0.310%, 2.021%**, 3/11/2019	40,000,000	40,000,000
3-month LIBOR minus 0.330%, 2.023%**, 12/21/2018	39,000,000	39,000,000
2.066%*, 11/7/2018	16,500,000	16,494,395
3-month LIBOR minus 0.330%, 2.09%**, 1/11/2019	45,000,000	45,000,000
3-month LIBOR minus 0.310%, 2.11%**, 1/11/2019	50,000,000	50,000,000
3-month LIBOR minus 0.190%, 2.125%**, 8/28/2019	35,000,000	35,000,000
2.128%*, 11/28/2018	25,000,000	24,960,644
2.139%*, 12/7/2018	12,500,000	12,473,625
1-month LIBOR minus 0.135%, 2.145%**, 11/16/2018	48,000,000	48,000,000
1-month LIBOR minus 0.130%, 2.15%**, 3/22/2019	57,250,000	57,250,000
1-month LIBOR minus 0.125%, 2.155%**, 6/21/2019	40,000,000	40,000,000
1-month LIBOR minus 0.110%, 2.17%**, 2/22/2019	60,500,000	60,500,000
1-month LIBOR minus 0.100%, 2.181%**, 3/8/2019	35,000,000	35,000,000
2.184%*, 12/19/2018	60,000,000	59,827,680
1-month LIBOR minus 0.090%, 2.189%**, 4/5/2019	55,000,000	55,000,000
1-month LIBOR minus 0.090%, 2.191%**, 11/8/2018	30,000,000	30,000,000
1-month LIBOR minus 0.080%, 2.194%**, 2/4/2019	24,200,000	24,200,000
1-month LIBOR minus 0.080%, 2.194%**, 4/4/2019	40,000,000	40,000,000
1-month LIBOR minus 0.085%, 2.195%**, 9/13/2019	38,000,000	38,000,000

The accompanying notes are an integral part of the financial statements.

4	|	Cash Account Trust — Service Shares

	Principal Amount ($)	Value ($)
2.225%*, 1/18/2019	12,500,000	12,440,552
1-month LIBOR minus 0.045%, 2.242%**, 1/24/2019	10,000,000	10,002,017
Step-Up Coupon, 2.28% to 12/20/2018, 2.53% to 3/20/2019, 2.78% to 6/20/2019, 3.03% to 9/20/019	35,000,000	35,000,000
2.342%*, 3/20/2019	11,000,000	10,901,889
2.393%*, 3/11/2019	30,000,000	29,744,333
2.490%*, 5/6/2019	20,000,000	19,998,634
2.596%*, 7/29/2019	35,000,000	34,328,000
Federal Home Loan Mortgage Corp.:
2.144%*, 12/19/2018	12,000,000	11,966,160
2.149%*, 12/19/2018	60,000,000	59,830,400
1-month LIBOR minus 0.150%, 2.13%**, 2/13/2019	45,000,000	45,000,000
1-month LIBOR minus 0.150%, 2.133%**, 2/12/2019	20,000,000	20,000,000
1-month LIBOR minus 0.130%, 2.15%**, 11/21/2018	40,000,000	39,998,847
1-month LIBOR minus 0.100%, 2.181%**, 8/8/2019	118,000,000	117,989,682
1-month LIBOR minus 0.110%, 2.185%**, 5/28/2019	33,000,000	33,000,000
1-month LIBOR minus 0.100%, 2.187%**, 3/18/2019	32,000,000	32,000,000
Step-Up Coupon, 2.28% to 12/20/2018, 2.53% to 3/20/2019, 2.78% to 6/20/2019, 3.03% to 9/20/2019	14,600,000	14,600,000
Federal National Mortgage Association:
SOFR plus 0.070%, 2.25%**, 10/30/2019	5,000,000	5,000,000
SOFR plus 0.100%, 2.28%**, 4/30/2020	5,000,000	5,000,000

		1,714,596,524

U.S. Treasury Obligations 7.8%
U.S. Treasury Bills:
2.225%*, 2/14/2019	22,000,000	21,859,154
2.368%*, 3/21/2019	35,000,000	34,682,113
2.368%*, 3/21/2019	35,000,000	34,682,044
2.424%*, 4/11/2019	35,000,000	34,625,742
2.424%*, 4/11/2019	35,000,000	34,625,899
U.S. Treasury Floating Rate Notes:
3-month U.S. Treasury Bill Money Market Yield plus 0.070%, 2.383%**, 4/30/2019	40,000,000	40,027,856
3-month U.S. Treasury Bill Money Market Yield plus 0.140%, 2.453%**, 1/31/2019	40,000,000	40,020,529

		240,523,337
Total Government & Agency Obligations (Cost $1,955,119,861)		1,955,119,861

Repurchase Agreements 37.1%
BNP Paribas, 2.19%, dated 10/31/2018, to be repurchased at $633,038,508 on 11/1/2018 (a)	633,000,000	633,000,000

The accompanying notes are an integral part of the financial statements.

Cash Account Trust — Service Shares	|	5

	Principal Amount ($)	Value ($)
Wells Fargo Bank, 2.21%, dated 10/31/2018, to be repurchased at $513,213,505 on 11/1/2018 (b)	513,200,000	513,200,000

Total Repurchase Agreements (Cost $1,146,200,000)		1,146,200,000

	% of Net Assets	Value ($)
Total Investment Portfolio (Cost $3,101,319,861)	100.3	3,101,319,861
Other Assets and Liabilities, Net	(0.3)	(8,669,911)

Net Assets	100.0	3,092,649,950

*	Annualized yield at time of purchase; not a coupon rate.

**	Floating rate security. These securities are shown at their current rate as of October 31, 2018.

(a)	Collateralized by:

Principal Amount ($)	Security	Rate (%)	Maturity Date	Collateral Value ($)
70,771,600	U.S. Treasury Bills	Zero Coupon	11/8/2018–5/23/2019	70,289,328
62,906,200	U.S. Treasury Bonds	1.375–8.125	8/15/2019–2/15/2048	59,092,229
3,398,700	U.S. Treasury Inflation-Indexed Bonds	0.125–2.125	1/15/2019–1/15/2026	3,809,781
517,052,500	U.S. Treasury Notes	0.75–3.75	11/15/2018–8/15/2028	512,468,625
175	U.S. Treasury STRIPS	Zero Coupon	8/15/2021–2/15/2044	126
Total Collateral Value				645,660,089

(b)	Collateralized by:

Principal Amount ($)	Security	Rate (%)	Maturity Date	Collateral Value ($)
28,199,184	FHLMC Multifamily Structured Pass-Through Certificates	0.95–1.275	6/25/2021–7/25/2033	1,605,918
510,759	FICO STRIPS	Zero Coupon	11/2/2018	510,682
325,449,656	FREMF Mortgage Trust	0.1–5.011	11/25/2023–4/25/2051	15,488,332
34,213	Federal Home Loan Banks	2.735	04/20/2022	33,966
51,080,700	Federal Home Loan Mortgage Corp.	Zero Coupon–6.0	8/15/2027–6/1/2048	50,129,742
30,978,004	Federal Home Loan Mortgage Corp. — Interest Only	3.0–5.5	11/15/2031–4/15/2046	5,119,403
404,972,205	Federal National Mortgage Association	1.25–7.5	5/1/2019–11/1/2048	406,815,952

The accompanying notes are an integral part of the financial statements.

6	|	Cash Account Trust — Service Shares

Principal Amount ($)	Security	Rate (%)	Maturity Date	Collateral Value ($)
35,995,331	Federal National Mortgage Association — Interest Only	3.5–1008	5/25/2022–8/25/2047	7,066,439
342	Federal National Mortgage Association STRIPS	Zero Coupon	05/15/2025	275
36,742,957	Government National Mortgage Association	2.5–7.5	5/20/2026–10/20/2048	36,679,984
17,107	Resolution Funding Corp. Interest STRIPS	Zero Coupon	04/15/2026	13,307
Total Collateral Value				523,464,000

Interest Only: Interest Only (IO) bonds represent the “interest only” portion of payments on a pool of underlying mortgages or mortgage-backed securities. IO securities are subject to prepayment risk of the pool of underlying mortgages.

LIBOR: London Interbank Offered Rate

SOFR: Secured Overnight Financing Rate

STRIPS: Separate Trading of Registered Interest and Principal Securities

Fair Value Measurements

Various inputs are used in determining the value of the Fund’s investments. These inputs are summarized in three broad levels. Level 1 includes quoted prices in active markets for identical securities. Level 2 includes other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds and credit risk). Level 3 includes significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments). The level assigned to the securities valuations may not be an indication of the risk or liquidity associated with investing in those securities. Securities held by the Fund are reflected as Level 2 because the securities are valued at amortized cost (which approximates fair value) and, accordingly, the inputs used to determine value are not quoted prices in an active market.

The following is a summary of the inputs used as of October 31, 2018 in valuing the Fund’s investments. For information on the Fund’s policy regarding the valuation of investments, please refer to the Security Valuation section of Note A in the accompanying Notes to Financial Statements.

Assets	Level 1	Level 2	Level 3	Total
Investments in Securities (c)	$—	$1,955,119,861	$—	$1,955,119,861
Repurchase Agreements	—	1,146,200,000	—	1,146,200,000
Total	$—	$3,101,319,861	$—	$3,101,319,861

(c)	See Investment Portfolio for additional detailed categorizations.

The accompanying notes are an integral part of the financial statements.

Cash Account Trust — Service Shares	|	7

Statement of Assets and Liabilities

as of October 31, 2018 (Unaudited)

Assets	DWS Government & Agency Securities Portfolio
Investments in securities, valued at amortized cost	$1,955,119,861
Repurchased agreements, valued at amortized cost	1,146,200,000
Cash	2,152,519
Receivable for Fund shares sold	11,970,445
Interest receivable	2,163,087
Other assets	48,312
Total assets	3,117,654,224

Liabilities
Payable for investments purchased	19,998,634
Payable for Fund shares redeemed	664,136
Distributions payable	3,467,792
Accrued Management Fee	1,691
Accrued Trustees’ fees	77,669
Other accrued expenses and payables	794,352
Total liabilities	25,004,274
Net assets, at value	$3,092,649,950

Net Assets Consist of
Distributable earnings (loss)	(122,411)
Paid-in capital	3,092,772,361
Net assets, at value	$3,092,649,950

The accompanying notes are an integral part of the financial statements.

8	|	Cash Account Trust — Service Shares

Statement of Assets and Liabilities as of October 31, 2018 (Unaudited) (continued)

Net Asset Value	DWS Government & Agency Securities Portfolio

DWS Government & Agency Money Fund
Net Asset Value, offering and redemption price per share ($185,447,382 ÷ 185,448,599 outstanding shares of beneficial interest, no par value, unlimited number of shares authorized)	$1.00
DWS Government Cash Institutional Shares
Net Asset Value, offering and redemption price per share ($2,735,182,491 ÷ 2,735,201,621 outstanding shares of beneficial interest, no par value, unlimited number of shares authorized)	$1.00
Government Cash Managed Shares
Net Asset Value, offering and redemption price per share ($159,269,444 ÷ 159,270,558 outstanding shares of beneficial interest, no par value, unlimited number of shares authorized)	$1.00
Service Shares
Net Asset Value, offering and redemption price per share ($12,750,633 ÷ 12,750,723 outstanding shares of beneficial interest, no par value, unlimited number of shares authorized)	$1.00

The accompanying notes are an integral part of the financial statements.

Cash Account Trust — Service Shares	|	9

Statement of Operations

for the six months ended October 31, 2018 (Unaudited)

Investment Income	DWS Government & Agency Securities Portfolio

Income:
Interest	$40,073,071
Expenses:
Management fee	1,463,346
Administration fee	2,062,017
Services to shareholders	493,702
Distribution and service fees	264,110
Custodian fee	27,442
Professional fees	90,032
Reports to shareholders	47,698
Registration fees	46,230
Trustees’ fees and expenses	117,036
Other	105,092
Total expenses before expense reductions	4,716,705
Expense reductions	(1,418,569)
Total expenses after expense reductions	3,298,136
Net investment income	36,774,935
Net realized gain (loss) from investments	(7,544)
Net increase (decrease) in net assets resulting from operations	$36,767,391

The accompanying notes are an integral part of the financial statements.

10	|	Cash Account Trust — Service Shares

Statements of Changes in Net Assets

	DWS Government & Agency Securities Portfolio
Increase (Decrease) in Net Assets	Six Months Ended October 31, 2018 (Unaudited)	Year Ended April 30, 2018

Operations:
Net investment income	$36,774,935	$49,932,527
Net realized gain (loss)	(7,544)	14,967
Net increase in net assets resulting from operations	36,767,391	49,947,494
Distributions to shareholders:
DWS Government & Agency Money Fund	(1,311,916)	(1,360,880)
DWS Government Cash Institutional Shares	(33,628,437)	(46,766,865)
Government Cash Managed Shares	(1,656,779)	(1,689,030)
Service Shares	(178,487)	(115,061)
Total distributions	(36,775,619)	(49,931,836)*
Fund share transactions:
Proceeds from shares sold	57,409,212,387	89,540,877,369
Reinvestment of distributions	7,055,690	7,913,702
Cost of shares redeemed	(59,040,455,398)	(89,445,003,701)
Net increase (decrease) in net assets from Fund share transactions	(1,624,187,321)	103,787,370
Increase (decrease) in net assets	(1,624,195,549)	103,803,028
Net assets at beginning of period	4,716,845,499	4,613,042,471
Net assets at end of period	$3,092,649,950	$4,716,845,499 **

*	Includes distributions from net investment income.

**	Includes undistributed net investment income of $205,206.

The accompanying notes are an integral part of the financial statements.

Cash Account Trust — Service Shares	|	11

Financial Highlights

DWS Government & Agency Securities Portfolio

Service Shares

	Six Months Ended 10/31/18		Years Ended April 30,
	(Unaudited)		2018		2017		2016		2015		2014

Selected Per Share Data
Net asset value, beginning of period	$1.00		$1.00		$1.00		$1.00		$1.00		$1.00
Income (loss) from investment operations:
Net investment income	.005		.002		.000	***	.000	***	.000	***	.000	***
Net realized gain (loss)	(.000	)***	.000	***	.000	***	(.000	)***	.000	***	(.000	)***
Total from investment operations	.005		.002		.000	***	.000	***	.000	***	.000	***
Less distributions from:
Net investment income	(.005)		(.002)		(.000	)***	(.000	)***	(.000	)***	(.000	)***
Net asset value, end of period	$1.00		$1.00		$1.00		$1.00		$1.00		$1.00
Total Return (%)[a]	.50	**	.23		.01		.01		.01		.01

Ratios to Average Net Assets and Supplemental Data
Net assets, end of period ($ millions)	13		46		32		46		64		45
Ratio of expenses before expense reductions (%)	1.04	*	1.03		1.04		1.04		1.04		1.04
Ratio of expenses after expense reductions (%)	.98	*	.98		.48		.20		.08		.08
Ratio of net investment income (%)	.97	*	.22		.01		.01		.01		.01

[a]	Total return would have been lower had certain expenses not been reduced.

*	Annualized

**	Not annualized

***	Amount is less than $.0005.

The accompanying notes are an integral part of the financial statements.

12	|	Cash Account Trust — Service Shares

Portfolio Summary	(Unaudited)

DWS Tax-Exempt Portfolio

Asset Allocation (As a % of Investment Portfolio)	10/31/18	4/30/18
Municipal Investments
Municipal Variable Rate Demand Notes	45%	49%
Tax-Exempt Commercial Paper	28%	17%
Municipal Bonds and Notes	9%	20%
Municipal Floating-Rate Notes	7%	5%
Preferred Shares of Closed-End Investment Companies	11%	9%
	100%	100%

Weighted Average Maturity	10/31/18	4/30/18
Cash Account Trust — DWS Tax-Exempt Portfolio	38 days	26 days
National Tax-Free Retail Money Fund Average*	22 days	19 days

*

The Fund is compared to its respective iMoneyNet Category: National Tax-Free Retail Money Fund Average — Category consists of all national tax-free and municipal retail funds. Portfolio holdings of tax-free funds include Rated and Unrated Demand Notes, Rated and Unrated General Market Notes; Commercial Paper; Put Bonds; AMT Paper and Other Tax-Free Holdings.

Weighted average maturity, also known as effective maturity, is the weighted average of the maturity date of bonds held by the Fund taking into consideration any available maturity shortening features.

Portfolio holdings and characteristics are subject to change.

For more complete details about the Fund’s holdings, see pages 14–21. A quarterly Fact Sheet is available on dws.com or upon request.

Cash Account Trust — Service Shares	|	13

Investment Portfolio	as of October 31, 2018 (Unaudited)

DWS Tax-Exempt Portfolio

	Principal Amount ($)	Value ($)
Municipal Investments 88.7%
Alabama 0.6%
Tuscaloosa County, AL, Industrial Development Authority, Gulf Opportunity Zone, Hunt Refining Project, Series I, 144A, 1.65%*, 4/1/2028, LOC: Bank of Nova Scotia	1,600,000	1,600,000

Arizona 1.2%
Arizona, State Health Facilities Authority, Banner Health Obligated Group, Series F, 1.61%*, 1/1/2029, LOC: JPMorgan Chase Bank NA	1,900,000	1,900,000
Pima County, AZ, Industrial Development Authority, Multi-Family Housing Revenue, Eastside PL Apartments, 1.63%*, 2/15/2031, LIQ: Fannie Mae, LOC: Fannie Mae	1,410,000	1,410,000

		3,310,000

Arkansas 3.2%
Little Rock, AR, Metrocentre Improvement District No. 1, Little Rock Newspapers, Inc., 1.71%*, 12/1/2025, LOC: JPMorgan Chase Bank NA	2,550,000	2,550,000
Lowell, AR, Industrial Development Revenue, Little Rock Newspapers Project, AMT, 1.84%*, 6/1/2031, LOC: JPMorgan Chase Bank NA	6,500,000	6,500,000

		9,050,000

California 8.8%
California, Wells Fargo Stage Trust, Series 94C, 144A, AMT, MUNIPSA +0.35% , 1.95%**, Mandatory Put 1/24/2019 @ 100, 5/1/2030, GTY: Wells Fargo Bank NA, LIQ: Wells Fargo Bank NA	4,000,000	4,000,000
San Diego, CA, Public Facilities Financing Authority, TECP, 1.5%, 11/1/2018, LOC: Bank of America	3,085,000	3,085,000
San Francisco City & County, CA, TECP, 1.7%, 11/27/2018	7,500,000	7,500,000
University of California, TECP, 1.59%, 11/5/2018	10,050,000	10,050,000

		24,635,000

Colorado 4.5%
Colorado, State Education Loan Program, Series A, 5.0%, 6/27/2019	12,500,000	12,776,052

Connecticut 4.2%
Connecticut, State Health & Educational Facility Authority Revenue, Yale University:
1.0%, Mandatory Put 2/6/2019 @ 100, 7/1/2033	305,000	304,336

The accompanying notes are an integral part of the financial statements.

14	|	Cash Account Trust — Service Shares

	Principal Amount ($)	Value ($)
Series U2, 1.0%, Mandatory Put 2/6/2019 @ 100, 7/1/2033	8,735,000	8,713,258
Series 2010 A-4, 1.2%, Mandatory Put 2/1/2019 @ 100, 7/1/2049	2,860,000	2,856,160

		11,873,754

Florida 3.0%
Gainesville, FL, Industrial Development Revenue, Gainesville Hillel, Inc. Project, 1.64%*, 5/1/2033, LOC: Northern Trust Co.	2,650,000	2,650,000
Gainesville, FL, Utility System Revenue, TECP, 1.74%, 11/7/2018	4,500,000	4,500,000
Palm Beach County, FL, Henry Morrison Flagler Project Revenue, 1.61%*, 11/1/2036, LOC: Northern Trust Co.	1,300,000	1,300,000

		8,450,000

Georgia 0.5%
Atlanta City, GA, Airport General Revenue:
TECP, 1.65%, 11/2/2018	1,094,000	1,094,000
TECP, 1.80%, 12/5/2018	430,000	429,992

		1,523,992

Illinois 6.4%
Channahon, IL, Morris Hospital Revenue, 1.6%*, 12/1/2034, LOC: U.S. Bank NA	4,130,000	4,130,000
DuPage County, IL, Morton Arboretum Project Revenue, 1.6%*, 10/15/2038, LOC: Northern Trust Co.	1,000,000	1,000,000
Illinois, Southwestern Development Authority Solid Waste Disposal Revenue, Waste Management, Inc., Project, AMT, 1.69%*, 10/1/2027, LOC: JPMorgan Chase Bank NA	400,000	400,000
Illinois, State Development Finance Authority, Jewish Council Youth Services, 1.62%*, 9/1/2028, LOC: BMO Harris Bank NA	1,250,000	1,250,000
Illinois, State Development Finance Authority, St. Ignatius College Preparatory, 1.63%*, 6/1/2024, LOC: PNC Bank NA	1,000,000	1,000,000
Illinois, State Development Finance Authority, YMCA Metropolitan Chicago Project, 1.64%*, 6/1/2029, LOC: BMO Harris Bank NA	1,000,000	1,000,000
Illinois, State Educational Facility Authority Revenue, The Adler Planetarium, 1.62%*, 4/1/2031, LOC: PNC Bank NA	1,100,000	1,100,000
Illinois, State Finance Authority Revenue, Steppenwolf Theatre Co. Project, 1.6%*, 3/1/2043, LOC: Northern Trust Co.	2,065,000	2,065,000
Illinois, State Finance Authority Revenue, Uhlich Children’s Advantage Network, 1.62%*, 5/1/2036, LOC: U.S. Bank NA	1,700,000	1,700,000

The accompanying notes are an integral part of the financial statements.

Cash Account Trust — Service Shares	|	15

	Principal Amount ($)	Value ($)
Illinois, State Housing Development Authority, Multi-Family Housing Revenue, 1.61%*, 1/1/2041, LIQ: Freddie Mac, LOC: Freddie Mac	4,325,000	4,325,000

		17,970,000

Indiana 0.6%
Indiana, State Finance Authority, Health Systems Revenue, Sisters of St. Francis Health, Series F, 1.64%*, 9/1/2048, LOC: Bank of NY Mellon	1,650,000	1,650,000

Kansas 0.4%
Olathe, KS, Industrial Revenue, Multi Modal Diamant Boart, Series A, AMT, 1.75%*, 3/1/2027, LOC: Svenska Handelsbanken	1,000,000	1,000,000

Kentucky 1.3%
Louisville & Jefferson County, KY, Regional Airport Authority, UPS Worldwide Forwarding, Series B, AMT, 1.75%*, 1/1/2029	3,600,000	3,600,000

Louisiana 1.5%
Louisiana, Caddo-Bossier Parishes Port Commission, Oakley Co. Project, AMT, 1.75%*, 1/1/2028, LOC: Bank of America NA	1,045,000	1,045,000
Shreveport, LA, Home Mortgage Authority, Multi-Family Housing Revenue, Summer Point Project, 1.62%*, 2/15/2023, LIQ: Fannie Mae, LOC: Fannie Mae	3,210,000	3,210,000

		4,255,000

Massachusetts 2.0%
Massachusetts, Tender Option Bond Trust Receipts, Series 2015-XF2203, 144A, 1.62%*, 8/15/2023, LIQ: Citibank NA	2,300,000	2,300,000
Massachusetts, University of Massachusetts, Building Authority Revenue, Series 2, MUNIPSA +0.300%, 1.9%**, 11/1/2034	3,300,000	3,300,000

		5,600,000

Michigan 4.6%
Michigan, Registered University, 1.58%, 12/3/2018, TECP	13,000,000	13,000,000

Mississippi 0.3%
Mississippi, State Business Finance Commission, Gulf Opportunity Zone, Chevron U.S.A., Inc.:
Series K, 1.67%*, 11/1/2035, GTY: Chevron Corp.	545,000	545,000
Series L, 1.67%*, 11/1/2035, GTY: Chevron Corp.	300,000	300,000

		845,000

The accompanying notes are an integral part of the financial statements.

16	|	Cash Account Trust — Service Shares

	Principal Amount ($)	Value ($)
Missouri 4.0%
Missouri, Tender Option Bond Trust Receipts:
Series 2015-XF2198, 144A, 1.63%*, 5/1/2023, LIQ: Citibank NA	2,660,000	2,660,000
Series 2017-XG0157, 144A, 1.64%*, 5/15/2048, LIQ: Barclays Bank PLC, LOC: Barclays Bank PLC	8,500,000	8,500,000

		11,160,000

Nevada 2.4%
Clark County, NV, Airport Revenue, Series D-1, 1.6%*, 7/1/2036, LOC: Sumitomo Mitsui Banking	6,755,000	6,755,000

New York 5.5%
New York, State Dormitory Authority Revenues, State Supported Debt, City University of New York, Series C, 1.63%*, 7/1/2031, LOC: Bank of America NA	530,000	530,000
New York, State Housing Finance Agency, 350 West 43rd Street, Series A, AMT, 1.74%*, 11/1/2034, LOC: Landesbank Hessen-Thuringen	600,000	600,000
New York, State Thruway Authority Revenue, Series 2016-XF2345, 144A, 1.63%*, 4/1/2020, LIQ: Credit Suisse	1,865,000	1,865,000
New York City, NY, Industrial Development Agency Revenue, Liberty 123 Wash Project, 1.71%*, 10/1/2042, LOC: Bank of China	1,400,000	1,400,000
New York City, NY, Municipal Water Finance Authority, Water & Sewer System Revenue, Second Generation Resolution, Series BB-1, 1.68%*, 6/15/2039, SPA: Landesbank Hessen-Thuringen	280,000	280,000
New York City, NY, Municipal Water Finance Authority, Water & Sewer Systems Revenue, Second Generation Resolution, Series BB-1, 1.64%*, 6/15/2051, SPA: Industrial & Commercial Bank of China BA	8,350,000	8,350,000
New York, NY, State General Obligation:
Series H-2, 1.68%*, 1/1/2036, SPA: JPMorgan Chase Bank NA	840,000	840,000
Series J-6, 1.72%*, 8/1/2024, LOC: Landesbank Hessen-Thuringen	500,000	500,000
New York, NY, State General Obligation:
Series A-3, 1.68%*, 8/1/2035, SPA: Landesbank Hessen-Thuringen	350,000	350,000
Series A-3, 1.72%*, 8/1/2044, SPA: Landesbank Hessen-Thuringen	820,000	820,000

		15,535,000

The accompanying notes are an integral part of the financial statements.

Cash Account Trust — Service Shares	|	17

	Principal Amount ($)	Value ($)
Ohio 6.2%
Cuyahoga County, OH, Health Care Facilities Revenue, AM McGregor Home Project, 1.65%*, 5/1/2049, LOC: Northern Trust Co.	12,600,000	12,600,000
Ohio, State Economic Development Revenue, Goodwill Industries Miami Vy Project, 1.6%*, 6/1/2023, GTY: Patheon, Inc., LOC: PNC Bank NA	1,900,000	1,900,000
Ohio, State Higher Educational Facility Commission, Cleveland Clinic Health System Obligated Group, Series B-2, 1.7%*, 1/1/2039, SPA: Bank of NY Mellon	3,090,000	3,090,000

		17,590,000

Oregon 0.3%
Oregon, State Housing & Community Services Department, Housing Development Revenue, Redwood Park Apartments, Series F, AMT, 1.66%*, 10/15/2038, LIQ: Fannie Mae, LOC: Fannie Mae	800,000	800,000

Pennsylvania 3.3%
Delaware County, PA, Industrial Development Authority, United Parcel Service, Inc. Project, 1.64%*, 9/1/2045	535,000	535,000
Lancaster, PA, Industrial Development Authority, Willow Valley Retirement, Series C, 1.6%*, 12/1/2039, LOC: PNC Bank NA	2,500,000	2,500,000
Luzerne County, PA, Convention Center Authority, Series A, 1.61%*, 9/1/2028, LOC: PNC Bank NA	3,970,000	3,970,000
Pennsylvania, State Public School Building Authority, School District Project, Series A, 1.61%*, 8/1/2030, LOC: PNC Bank NA	750,000	750,000
Pennsylvania, State Economic Development Financing Authority Revenue, Hawley Silk Mill LLC, Recovery Zone Facility, Series A1, 1.64%*, 12/1/2031, LOC: PNC Bank NA	300,000	300,000
Pennsylvania, State Economic Development Financing Authority, Economic Development Revenue, Kingsley Association Project, 1.67%*, 8/1/2026, LOC: PNC Bank NA	250,000	250,000
Pennsylvania, State Higher Educational Facilities Authority, Association of Independent Colleges & Universities, 1.6%*, 5/1/2031, LOC: PNC Bank NA	875,000	875,000

		9,180,000

Tennessee 1.5%
Sevier County, TN, Public Building Authority Revenue, Public Improvement, Series B-1, 1.63%*, 6/1/2032, LOC: Bank of America NA	4,200,000	4,200,000

The accompanying notes are an integral part of the financial statements.

18	|	Cash Account Trust — Service Shares

	Principal Amount ($)	Value ($)
Texas 11.1%
Harris County, TX, 1.74%, 11/15/2018, TECP	4,850,000	4,850,000
Texas, State General Obligation, 4.0%, 8/29/2019	13,000,000	13,229,254
Texas, Tender Option Bond Trust Receipts, Series 2015-XF2201, 144A, 1.63%*, 10/15/2023, LIQ: Citibank NA	3,100,000	3,100,000
University of Texas, Permanent University Funding:
TECP, 1.24%, 11/1/2018	5,000,000	5,000,000
TECP, 1.48%, 11/2/2018	5,039,000	5,039,000

		31,218,254

Virginia 0.2%
Loudoun County, VA, Industrial Development Authority Revenue, Jack Kent Cooke Foundation Project, 1.65%*, 6/1/2034, LOC: Northern Trust Co.	650,000	650,000

Washington 4.3%
Washington, General Obligations Notes, TECP, 1.79%, 2/21/2019	12,000,000	12,000,000
Washington, State Housing Finance Commission, Panorma City Project, 1.7%*, 1/1/2027, LOC: Wells Fargo Bank NA	240,000	240,000

		12,240,000

Wisconsin 3.8%
Wisconsin, General Obligations Notes, TECP, 1.72%, 11/5/2018	10,636,000	10,636,000

Other 3.0%
Federal Home Loan Mortgage Corp., Multi-Family Variable Rate Certificates:
“A”, Series MO27, 1.62%*, 10/15/2029, LIQ: Freddie Mac	2,835,000	2,835,000
“A”, Series M031, 1.63%*, 12/15/2045, LIQ: Freddie Mac	2,990,000	2,990,000
Series M033, 1.63%*, 3/15/2049, LIQ: Freddie Mac	1,480,000	1,480,000
“A”, Series M015, AMT, 1.65%*, 5/15/2046, LIQ: Freddie Mac	1,065,000	1,065,000

		8,370,000
Total Municipal Investments (Cost $249,473,052)		249,473,052

Preferred Shares of Closed-End Investment Companies 10.8%
California 7.3%
California, Nuveen Dividend Advantage Municipal Fund, Series 1-1362, 144A, AMT, 1.76%*, 6/1/2041, LIQ: Societe Generale	10,000,000	10,000,000
California, Nuveen Dividend Advantage Municipal Fund, Series 6, 144A, AMT, 1.75%*, 8/1/2040, LIQ: Citibank NA	1,500,000	1,500,000

The accompanying notes are an integral part of the financial statements.

Cash Account Trust — Service Shares	|	19

	Principal Amount ($)	Value ($)
California, Nuveen Quality Municipal Income Fund, Series 4, 144A, AMT, 1.74%*, 12/1/2042, LIQ: Royal Bank of Canada	5,500,000	5,500,000
California, Nuveen Quality Municipal Income Fund, Series 7, 144A, AMT, 1.74%*, 8/3/2043, LIQ: Royal Bank of Canada	3,500,000	3,500,000

		20,500,000

National 3.5%
Nuveen Enhanced Municipal Credit Opportunities Fund, Series 3, 144A, AMT, 1.72%*, 6/1/2040, LIQ: Toronto-Dominion Bank	10,000,000	10,000,000

Total Preferred Shares of Closed-End Investment Companies (Cost $30,500,000)		30,500,000

	% of Net Assets	Value ($)
Total Investment Portfolio (Cost $279,973,052)	99.5	279,973,052
Other Assets and Liabilities, Net	0.5	1,299,063

Net Assets	100.0	281,272,115

*

Variable rate demand notes and variable rate demand preferred shares are securities whose interest rates are reset periodically (usually daily mode or weekly mode) by remarketing agents based on current market levels, and are not directly set as a fixed spread to a reference rate. These securities may be redeemed at par by the holder at any time, and are shown at their current rates as of October 31, 2018. Date shown reflects the earlier of demand date or stated maturity date.

**	Floating rate security. These securities are shown at their current rate as of October 31, 2018.

144A: Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers.

AMT: Subject to alternative minimum tax.

GTY: Guaranty Agreement

LIQ: Liquidity Facility

LOC: Letter of Credit

MUNIPSA: SIFMA Municipal Swap Index Yield

SPA: Standby Bond Purchase Agreement

TECP: Tax Exempt Commercial Paper

The accompanying notes are an integral part of the financial statements.

20	|	Cash Account Trust — Service Shares

Fair Value Measurements

Various inputs are used in determining the value of the Fund’s investments. These inputs are summarized in three broad levels. Level 1 includes quoted prices in active markets for identical securities. Level 2 includes other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds and credit risk). Level 3 includes significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments). The level assigned to the securities valuations may not be an indication of the risk or liquidity associated with investing in those securities. Securities held by the Fund are reflected as Level 2 because the securities are valued at amortized cost (which approximates fair value) and, accordingly, the inputs used to determine value are not quoted prices in an active market.

The following is a summary of the inputs used as of October 31, 2018 in valuing the Fund’s investments. For information on the Fund’s policy regarding the valuation of investments, please refer to the Security Valuation section of Note A in the accompanying Notes to Financial Statements.

Assets	Level 1	Level 2	Level 3	Total
Municipal Investments (a)	$—	$249,473,052	$—	$249,473,052
Preferred Shares of Closed-End Investment Companies (a)	—	30,500,000	—	30,500,000
Total	$—	$279,973,052	$—	$279,973,052

(a)	See Investment Portfolio for additional detailed categorizations.

The accompanying notes are an integral part of the financial statements.

Cash Account Trust — Service Shares	|	21

Statement of Assets and Liabilities

as of October 31, 2018 (Unaudited)

Assets	DWS Tax-Exempt Portfolio
Investments in securities, valued at amortized cost	$279,973,052
Cash	109,822
Receivable for investments sold	210,000
Receivable for Fund shares sold	344,819
Interest receivable	871,247
Other assets	72,735
Total assets	281,581,675

Liabilities
Payable for Fund shares redeemed	45,511
Distributions payable	53,897
Accrued Trustees’ fees	6,432
Other accrued expenses and payables	203,720
Total liabilities	309,560
Net assets, at value	$281,272,115

Net Assets Consist of
Distributable earnings (loss)	(72,314)
Paid-in capital	281,344,429
Net assets, at value	$281,272,115

The accompanying notes are an integral part of the financial statements.

22	|	Cash Account Trust — Service Shares

Statement of Assets and Liabilities as of October 31, 2018 (Unaudited) (continued)

Net Asset Value	DWS Tax-Exempt Portfolio

DWS Tax-Exempt Cash Premier Shares
Net Asset Value, offering and redemption price per share ($48,736,660 ÷ 48,715,500 outstanding shares of beneficial interest, no par value, unlimited number of shares authorized)	$1.00
DWS Tax-Exempt Money Fund
Net Asset Value, offering and redemption price per share ($125,192,511 ÷ 125,138,308 outstanding shares of beneficial interest, no par value, unlimited number of shares authorized)	$1.00
DWS Tax-Free Money Fund Class S
Net Asset Value, offering and redemption price per share ($49,719,526 ÷ 49,697,946 outstanding shares of beneficial interest, no par value, unlimited number of shares authorized)	$1.00
Service Shares
Net Asset Value, offering and redemption price per share ($10,877,262 ÷ 10,872,537 outstanding shares of beneficial interest, no par value, unlimited number of shares authorized)	$1.00
Tax-Exempt Cash Managed Shares
Net Asset Value, offering and redemption price per share ($41,201,277 ÷ 41,183,373 outstanding shares of beneficial interest, no par value, unlimited number of shares authorized)	$1.00
Tax-Free Investment Class
Net Asset Value, offering and redemption price per share ($5,544,879 ÷ 5,542,472 outstanding shares of beneficial interest, no par value, unlimited number of shares authorized)	$1.00

The accompanying notes are an integral part of the financial statements.

Cash Account Trust — Service Shares	|	23

Statement of Operations

for the six months ended October 31, 2018 (Unaudited)

Investment Income	DWS Tax-Exempt Portfolio

Income:
Interest	$2,237,873
Expenses:
Management fee	112,177
Administration fee	156,975
Services to shareholders	124,682
Distribution and service fees	163,606
Custodian fee	4,332
Professional fees	60,992
Reports to shareholders	60,924
Registration fees	51,420
Trustees’ fees and expenses	9,344
Other	30,987
Total expenses before expense reductions	775,439
Expense reductions	(208,097)
Total expenses after expense reductions	567,342
Net investment income	1,670,531
Net realized gain (loss) from investments	(4,945)
Net increase (decrease) in net assets resulting from operations	$1,665,586

The accompanying notes are an integral part of the financial statements.

24	|	Cash Account Trust — Service Shares

Statements of Changes in Net Assets

	DWS Tax-Exempt Portfolio
Increase (Decrease) in Net Assets	Six Months Ended October 31, 2018 (Unaudited)	Year Ended April 30, 2018

Operations:
Net investment income	$1,670,531	$2,423,950
Net realized gain (loss)	(4,945)	2,158
Net increase in net assets resulting from operations	1,665,586	2,426,108
Distributions to shareholders:
DWS Tax-Exempt Cash Premier Shares	(241,858)	(430,286)
DWS Tax-Exempt Money Fund	(790,118)	(1,163,840)
DWS Tax-Free Money Fund Class S	(293,871)	(413,013)
Service Shares	(70,058)	(36,384)
Tax-Exempt Cash Managed Shares	(236,957)	(364,721)
Tax-Free Investment Class	(24,977)	(28,399)
Total distributions	(1,657,839)	(2,436,643)*
Fund share transactions:
Proceeds from shares sold	173,979,348	550,268,409
Reinvestment of distributions	1,374,539	1,998,663
Payments for shares redeemed	(208,830,103)	(576,644,724)
Net increase (decrease) in net assets from Fund share transactions	(33,476,216)	(24,377,652)
Increase (decrease) in net assets	(33,468,469)	(24,388,187)
Net assets at beginning of period	314,740,584	339,128,771
Net assets at end of period	$281,272,115	$314,740,584 **

*	Includes distributions from net investment income.

**	Includes distributions in excess of net investment income of $47,775

The accompanying notes are an integral part of the financial statements.

Cash Account Trust — Service Shares	|	25

Financial Highlights

DWS Tax-Exempt Portfolio

Service Shares

	Six Months Ended 10/31/18		Years Ended April 30,
	(Unaudited)		2018	2017		2016		2015		2014

Selected Per Share Data
Net asset value, beginning of period	$1.00		$1.00	$1.00		$1.00		$1.00		$1.00
Income (loss) from investment operations:
Net investment income	.002		.001	.001		.000	***	.000	***	.000	***
Net realized gain (loss)	(.000	)***	.000 ***	(.000	)***	.000	***	.000	***	.000	***
Total from investment operations	.002		.001	.001		.000	***	.000	***	.000	***
Less distributions from:
Net investment income	(.002)		(.001)	(.001)		(.000	)***	(.000	)***	(.000	)***
Net realized gains	—		—	(.000	)***	(.000	)***	(.000	)***	(.000	)***
Total distributions	(.002)		(.001)	(.001)		(.000	)***	(.000	)***	(.000	)***
Net asset value, end of period	$1.00		$1.00	$1.00		$1.00		$1.00		$1.00
Total Return (%)[a]	.19	**	.07	.10		.02		.03		.02

Ratios to Average Net Assets and Supplemental Data
Net assets, end of period ($ millions)	11		42	40		49		48		52
Ratio of expenses before expense reductions (%)	1.17	*	1.15	1.11		1.07		1.06		1.05
Ratio of expenses after expense reductions (%)	1.05	*	1.00	.64		.14		.10		.13
Ratio of net investment income (%)	.36	*	.07	.02		.01		.01		.01

[a]	Total return would have been lower had certain expenses not been reduced.

*	Annualized

**	Not annualized

***	Amount is less than $.0005.

The accompanying notes are an integral part of the financial statements.

26	|	Cash Account Trust — Service Shares

Notes to Financial Statements	(Unaudited)

A. Organization and Significant Accounting Policies

Cash Account Trust (the “Trust”) is registered under the Investment Company Act of 1940, as amended (the “1940 Act”), as an open-end management investment company organized as a Massachusetts business trust.

The Trust offers two funds: DWS Government & Agency Securities Portfolio (formerly Deutsche Government & Agency Securities Portfolio) and DWS Tax-Exempt Portfolio (formerly Deutsche Tax-Exempt Portfolio) (each a “Fund” and together, the “Funds”). These financial statements report on DWS Government & Agency Securities Portfolio and DWS Tax-Exempt Portfolio.

DWS Government & Agency Securities Portfolio offers four classes of shares: DWS Government & Agency Money Fund (formerly Deutsche Government & Agency Money Fund), DWS Government Cash Institutional Shares (formerly Government Cash Institutional Shares), Government Cash Managed Shares and Service Shares.

DWS Tax-Exempt Portfolio offers six classes of shares: DWS Tax-Exempt Cash Premier Shares (formerly Deutsche Tax-Exempt Cash Premier Shares), DWS Tax-Exempt Money Fund (formerly Deutsche Tax-Exempt Money Fund), DWS Tax-Free Money Fund Class S (formerly Deutsche Tax-Free Money Fund Class), Service Shares, Tax-Exempt Cash Managed Shares and Tax-Free Investment Class.

The financial highlights for all classes of shares, other than Service Shares, are provided separately and are available upon request.

Each Fund’s investment income, realized gains and losses, and certain Fund-level expenses and expense reductions, if any, are borne pro rata on the basis of relative net assets by the holders of all classes of shares of that Fund, except that each class bears certain expenses unique to that class such as distribution and service fees, services to shareholders and certain other class-specific expenses. Differences in class-level expenses may result in payment of different per share dividends by class. All shares of the Trust have equal rights with respect to voting subject to class-specific arrangements.

Each Fund’s financial statements are prepared in accordance with accounting principles generally accepted in the United States of America (“U.S. GAAP”) which require the use of management estimates. Actual results could differ from those estimates. Each Fund qualifies as an investment company under Topic 946 of Accounting Standards Codification of U.S. GAAP. The policies described below are followed consistently by the Funds in the preparation of their financial statements.

Cash Account Trust — Service Shares	|	27

In October 2018, the Securities and Exchange Commission adopted amendments to certain disclosure requirements in Securities Act Release No. 33-10532, Disclosure Update and Simplification, which is intended to facilitate the disclosure of information to investors and simplify compliance without significantly altering the total mix of information provided to investors. Effective with the current reporting period, the Funds adopted the amendments with the impacts being that each Fund is no longer required to present components of distributable earnings on the Statement of Assets and Liabilities or the sources of distributable earnings and the amount of undistributed net investment income on the Statements of Changes in Net Assets.

Security Valuation. Various inputs are used in determining the value of the Fund’s investments. These inputs are summarized in three broad levels. Level 1 includes quoted prices in active markets for identical securities. Level 2 includes other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds and credit risk). Level 3 includes significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments). The level assigned to the securities valuations may not be an indication of the risk or liquidity associated with investing in those securities.

The Funds value all securities utilizing the amortized cost method permitted in accordance with Rule 2a-7 under the 1940 Act and certain conditions therein. Under this method, which does not take into account unrealized capital gains or losses on securities, an instrument is initially valued at its cost and thereafter assumes a constant accretion/amortization rate to maturity of any discount or premium. Securities held by the Fund are reflected as Level 2 because the securities are valued at amortized cost (which approximates fair value) and, accordingly, the inputs used to determine value are not quoted prices in an active market.

Disclosure about the classification of fair value measurements is included in a table following each Fund’s Investment Portfolio.

Repurchase Agreements. Each Fund may enter into repurchase agreements, under the terms of a Master Repurchase Agreement, with certain banks and broker/dealers whereby each Fund, through its custodian or a sub-custodian bank, receives delivery of the underlying securities, the amount of which at the time of purchase and each subsequent business day is required to be maintained at such a level that the market value is equal to at least the principal amount of the repurchase price plus accrued interest. The custodial bank or another designated subcustodian bank holds the collateral in a separate account until the agreement matures. If the value of the securities falls below the principal amount of the repurchase agreement plus accrued interest, the financial institution deposits additional collateral by the following business

28	|	Cash Account Trust — Service Shares

day. If the financial institution either fails to deposit the required additional collateral or fails to repurchase the securities as agreed, the Funds have the right to sell the securities and recover any resulting loss from the financial institution. If the financial institution enters into bankruptcy, the Funds’ claims on the collateral may be subject to legal proceedings.

As of October 31, 2018, DWS Government & Agency Securities Portfolio held repurchase agreements with a gross value of $1,146,200,000. The value of the related collateral exceeded the value of the repurchase agreements at period end. The detail of the related collateral is included in the footnotes following DWS Government & Agency Securities Portfolio’s Investment Portfolio.

Federal Income Taxes. Each of the Funds’ policies is to comply with the requirements of the Internal Revenue Code, as amended, which are applicable to regulated investment companies and to distribute all of its taxable and tax-exempt income to its shareholders.

Under the Regulated Investment Company Modernization Act of 2010, net capital losses incurred post-enactment may be carried forward indefinitely, and their character is retained as short-term and/or long-term losses. Previously, net capital losses were carried forward for eight years and treated as short-term losses. As a transition rule, the Act requires that post-enactment net capital losses be used before pre-enactment net capital losses.

At April 30, 2018, DWS Government & Agency Securities Portfolio had a net tax basis pre-enactment capital loss carryforward of approximately $318,000, which may be applied against any realized net taxable capital gains of each succeeding year until fully utilized or until April 30, 2019 (the expiration date), whichever occurs first.

In addition, from November 1, 2017 through April 30, 2018, DWS Government & Agency Securities Portfolio elects to defer qualified late year losses of approximately $2,000 of net short-term realized capital losses and treat them as arising in the fiscal year ending April 30, 2019.

At April 30, 2018, DWS Tax-Exempt Portfolio had a net tax basis capital loss carryforward of approximately $32,000, which may be applied against any realized net taxable capital gains indefinitely.

At April 30, 2018, DWS Government & Agency Securities Portfolio had an aggregate cost of investments for federal income tax purposes of $4,709,353,293.

At April 30, 2018, DWS Tax-Exempt Portfolio had an aggregate cost of investments for federal income tax purposes of $312,915,636.

The Funds have reviewed the tax positions for the open tax years as of April 30, 2018 and have determined that no provision for income tax

Cash Account Trust — Service Shares	|	29

and/or uncertain tax positions is required in the Funds’ financial statements. The Funds’ federal tax returns for the prior three fiscal years remain open subject to examination by the Internal Revenue Service.

Distribution of Income. Net investment income of each Fund is declared as a daily dividend and is distributed to shareholders monthly. Each Fund may take into account capital gains and losses in its daily dividend declarations. Each Fund may also make additional distributions for tax purposes if necessary.

Permanent book and tax basis differences relating to shareholder distributions will result in reclassifications to paid in capital. Temporary book and tax basis differences will reverse in a subsequent period. There were no book-to-tax differences for the Funds.

The tax character of current year distributions will be determined at the end of the current fiscal year.

Expenses. Expenses of the Trust arising in connection with a specific Fund are allocated to that Fund. Other Trust expenses which cannot be directly attributed to a Fund are apportioned pro rata on the basis of relative net assets among the Funds in the Trust.

Contingencies. In the normal course of business, the Funds may enter into contracts with service providers that contain general indemnification clauses. The Funds’ maximum exposure under these arrangements is unknown, as this would involve future claims that may be made against the Funds’ that have not yet been made. However, based on experience, the Funds expect the risk of loss to be remote.

Other. Investment transactions are accounted for on trade date. Interest income is recorded on the accrual basis. Realized gains and losses from investment transactions are recorded on an identified cost basis. All discounts and premiums are accreted/amortized for both tax and financial reporting purposes.

B. Related Parties

Management Agreement. Under an Amended and Restated Investment Management Agreement with DWS Investment Management Americas, Inc. (formerly Deutsche Investment Management Americas Inc.) (“DIMA” or the “Advisor”), an indirect, wholly owned subsidiary of DWS Group GmbH & Co. KGaA (“DWS Group”), the Advisor directs the investments of DWS Government & Agency Securities Portfolio and DWS Tax-Exempt Portfolio in accordance with their respective investment objectives, policies and restrictions. The Advisor determines the securities, instruments and other contracts relating to investments to be purchased, sold or entered into by each Fund.

30	|	Cash Account Trust — Service Shares

The monthly management fee for the funds is computed based on the combined average daily net assets of the two funds of the Trust and allocated to DWS Government & Agency Securities Portfolio and DWS Tax-Exempt Portfolio, respectively, based on their relative net assets, computed and accrued daily and payable monthly, at the following annual rates:

First $500 million of the Funds’ combined average daily net assets	.120%
Next $500 million of such net assets	.100%
Next $1 billion of such net assets	.075%
Next $1 billion of such net assets	.060%
Over $3 billion of such net assets	.050%

Accordingly, for the six months ended October 31, 2018, the fee pursuant to the Investment Management Agreement on DWS Government & Agency Securities Portfolio was equivalent to an annualized rate (exclusive of any applicable waivers/reimbursements) of 0.07% of the Fund’s average daily net assets.

Accordingly, for the six months ended October 31, 2018, the fee pursuant to the Investment Management Agreement on DWS Tax-Exempt Portfolio was equivalent to an annualized rate (exclusive of any applicable waivers/reimbursements) of 0.07% of the Fund’s average daily net assets.

The Advisor has agreed to contractually reduce its management fee for the DWS Government & Agency Securities Portfolio such that the annual effective rate is limited to 0.05% of the DWS Government & Agency Securities Portfolio’s average daily net assets.

In addition, the Advisor has agreed to voluntarily waive additional expenses. The voluntary waiver may be changed or terminated at any time without notice. Under these arrangements, the Advisor waived certain expenses on Service Shares of DWS Government & Agency Securities Portfolio and DWS Tax-Exempt Portfolio.

The Advisor has also agreed to maintain expenses of certain other classes of the Trust. These rates are disclosed in the respective share classes’ semiannual reports that are provided separately and are available upon request.

For the period ended October 31, 2018, fees waived and/or expenses reimbursed for each class are as follows:

DWS Government & Agency Securities Portfolio:
DWS Government & Agency Money Fund	$49,150
DWS Government Cash Institutional Shares	1,292,714
Government Cash Managed Shares	65,416
Service Shares	11,289
$1,418,569

Cash Account Trust — Service Shares	|	31

DWS Tax-Exempt Portfolio:
DWS Tax-Exempt Cash Premier Shares	$25,439
DWS Tax-Exempt Money Fund	91,533
DWS Tax-Free Money Fund Class S	31,583
Service Shares	22,994
Tax-Exempt Cash Managed Shares	32,700
Tax-Free Investment Class	3,848
$208,097

Administration Fee. Pursuant to an Administrative Services Agreement, DIMA provides most administrative services to DWS Government & Agency Securities Portfolio and DWS Tax-Exempt Portfolio. For all services provided under the Administrative Services Agreement, each of these two Funds pays the Advisor an annual fee (“Administration Fee”) of 0.10% of each of these two Funds’ average daily net assets, computed and accrued daily and payable monthly. For the six months ended October 31, 2018, the Administration Fee from DWS Government & Agency Securities Portfolio and DWS Tax-Exempt Portfolio was as follows:

Fund	Administration Fee	Unpaid at October 31, 2018
DWS Government & Agency Securities Portfolio	$2,062,017	$259,227
DWS Tax-Exempt Portfolio	$156,975	$24,531

Service Provider Fees. DWS Service Company (“DSC”), an affiliate of the Advisor, is the transfer agent, dividend-paying agent and shareholder service agent for the Funds. Pursuant to a sub-transfer agency agreement between DSC and DST Systems, Inc. (“DST”), DSC has delegated certain transfer agent, dividend-paying agent and shareholder service agent functions to DST. DSC compensates DST out of the shareholder servicing fee it receives from the Funds. For the six months ended October 31, 2018, the amounts charged to the Funds by DSC were as follows:

DWS Government & Agency Securities Portfolio:	Total Aggregated	Unpaid at October 31, 2018
DWS Government & Agency Money Fund	$33,562	$22,822
DWS Government Cash Institutional Shares	308,581	204,398
Government Cash Managed Shares	61,458	38,531
Service Shares	45,585	25,646
	$449,186	$291,397

32	|	Cash Account Trust — Service Shares

DWS Tax-Exempt Portfolio:	Total Aggregated	Unpaid at October 31, 2018
DWS Tax-Exempt Cash Premier Shares	$2,247	$2,247
DWS Tax-Exempt Money Fund	19,456	13,333
DWS Tax-Free Money Fund Class S	15,932	10,870
Service Shares	49,523	31,162
Tax-Exempt Cash Managed Shares	15,744	12,113
Tax-Free Investment Class	2,816	2,211
	$105,718	$71,936

In addition, for the period ended October 31, 2018, the amounts charged to each Fund for recordkeeping and other administrative services provided by unaffiliated third parties, included in the Statement of Operations under “Services to shareholders”, were as follows:

Sub-Recordkeeping

DWS Government & Agency Securities Portfolio:	Total Aggregated
DWS Government & Agency Money Fund	$26,326

DWS Tax-Exempt Portfolio:	Total Aggregated
DWS Tax-Exempt Money Fund	$6,344
DWS Tax-Free Money Fund Class S	500
$6,844

Distribution Service Agreement. Under the Distribution Service Agreement, in accordance with Rule 12b-1 under the 1940 Act, DWS Distributors, Inc. (“DDI”), an affiliate of the Advisor, receives a fee (“Distribution Fee”), calculated as a percentage of average daily net assets for the shares listed in the following table.

For the six months ended October 31, 2018, the Distribution Fee was as follows:

DWS Government & Agency Securities Portfolio:	Distribution Fee	Unpaid at October 31, 2018	Annualized Rate	Contractual Rate
Service Shares	$110,367	$12,777	.60%	.60%

DWS Tax-Exempt Portfolio:	Distribution Fee	Unpaid at October 31, 2018	Annualized Rate	Contractual Rate
Service Shares	$118,722	$13,022	.60%	.60%
Tax-Free Investment Class	7,571	1,356	.25%	.25%
	$126,293	$14,378

Cash Account Trust — Service Shares	|	33

In addition, DDI provides information and administrative services for a fee (“Service Fee”) for the shares listed in the following table. A portion of these fees may be paid pursuant to a Rule 12b-1 plan.

For the six months ended October 31, 2018, the Service Fee was as follows:

DWS Government & Agency Securities Portfolio:	Service Fee	Unpaid at October 31, 2018	Annualized Rate	Contractual Rate
Government Cash Managed Shares	$153,743	$20,927	.15%	.15%

DWS Tax-Exempt Portfolio:	Service Fee	Unpaid	Annualized Rate	Contractual Rate
Tax-Exempt Cash Managed Shares	$35,193	$5,149	.15%	.15%
Tax-Free Investment Class	2,120	379	.07%	.07%
	$37,313	$5,528

Typesetting and Filing Service Fees. Under an agreement with DIMA, DIMA is compensated for providing certain pre-press and regulatory filing services to the Funds. For the six months ended October 31, 2018, the amounts charged to the Funds by DIMA included in the Statement of Operations under “Reports to shareholders” were as follows:

Fund	Total Aggregated	Unpaid at October 31, 2018
DWS Government & Agency Securities Portfolio	$15,534	$15,534
DWS Tax-Exempt Portfolio	$26,108	$26,108

Trustees’ Fees and Expenses. The Funds paid retainer fees to each Trustee not affiliated with the Advisor, plus specified amounts to the Board Chairperson and to each committee Chairperson.

Transactions with Affiliates. The Funds may purchase securities from, or sell securities to, an affiliated fund provided the affiliation is solely due to having a common investment adviser, common officers, or common trustees. During the six months ended October 31, 2018, the DWS Tax-Exempt Portfolio engaged in securities purchases of $292,930,000 and securities sales of $358,725,000 with an affiliated fund in compliance with Rule 17a-7 under the 1940 Act.

C. Line of Credit

The Funds and other affiliated funds (the “Participants”) share in a $400 million revolving credit facility provided by a syndication of banks. Each Fund may borrow for temporary or emergency purposes, including the meeting of redemption requests that otherwise might require the

34	|	Cash Account Trust — Service Shares

untimely disposition of securities. The Participants are charged an annual commitment fee which is allocated based on net assets, among each of the Participants. Interest is calculated at a rate per annum equal to the sum of the Federal Funds Rate plus 1.25 percent plus, if the one-month LIBOR exceeds the Federal Funds Rate, the amount of such excess. Each Fund may borrow up to a maximum of 33 percent of its net assets under the agreement. The Funds had no outstanding loans at October 31, 2018.

D. Fund Share Transactions

The following tables summarize share and dollar activity in the Funds:

DWS Government & Agency Securities Portfolio

	Six Months Ended October 31, 2018		Year Ended April 30, 2018
	Shares	Dollars	Shares	Dollars

Shares sold
DWS Government & Agency Money Fund	126,034,459	$126,034,459	143,710,246	$143,710,246
DWS Government Cash Institutional Shares	56,659,421,568	56,659,421,568	88,074,168,877	88,074,168,877
Government Cash Managed Shares	540,073,171	540,073,171	1,105,848,695	1,105,848,695
Service Shares	83,683,189	83,683,189	217,149,610	217,149,610
Account Maintenance Fees	—	—	—	(59)
		$57,409,212,387		$89,540,877,369

Shares issued to shareholders in reinvestment of distributions
DWS Government & Agency Money Fund	1,289,716	$1,289,716	1,336,368	$1,336,368
DWS Government Cash Institutional Shares	4,990,218	4,990,218	5,866,419	5,866,419
Government Cash Managed Shares	614,452	614,452	596,039	596,039
Service Shares	161,304	161,304	114,876	114,876
		$7,055,690		$7,913,702

Cash Account Trust — Service Shares	|	35

	Six Months Ended October 31, 2018		Year Ended April 30, 2018
	Shares	Dollars	Shares	Dollars

Shares redeemed
DWS Government & Agency Money Fund	(74,326,575)	$(74,326,575)	(158,011,883)	$(158,011,883)
DWS Government Cash Institutional Shares	(58,279,706,428)	(58,279,706,428)	(87,965,664,489)	(87,965,664,489)
Government Cash Managed Shares	(569,097,172)	(569,097,172)	(1,118,258,613)	(1,118,258,613)
Service Shares	(117,325,223)	(117,325,223)	(203,068,716)	(203,068,716)
		$(59,040,455,398)		$(89,445,003,701)

Net increase (decrease)
DWS Government & Agency Money Fund	52,997,600	$52,997,600	(12,965,269)	$(12,965,269)
DWS Government Cash Institutional Shares	(1,615,294,642)	(1,615,294,642)	114,370,807	114,370,807
Government Cash Managed Shares	(28,409,549)	(28,409,549)	(11,813,879)	(11,813,879)
Service Shares	(33,480,730)	(33,480,730)	14,195,770	14,195,770
Account Maintenance Fees	—	—	—	(59)
		$(1,624,187,321)		$103,787,370

36	|	Cash Account Trust — Service Shares

DWS Tax-Exempt Portfolio

	Six Months Ended October 31, 2018		Year Ended April 30, 2018
	Shares	Dollars	Shares	Dollars

Shares sold
DWS Tax-Exempt Cash Premier Shares	39,039,841	$39,039,841	67,725,230	$67,725,230
DWS Tax-Exempt Money Fund	16,934,834	16,934,834	51,423,925	51,423,925
DWS Tax-Free Money Fund Class S	3,789,540	3,789,540	13,879,488	13,879,488
Service Shares	37,443,832	37,443,832	81,813,513	81,813,513
Tax-Exempt Cash Managed Shares	71,836,763	71,836,763	326,154,215	326,154,215
Tax-Free Investment Class	4,934,538	4,934,538	9,272,138	9,272,138
Account Maintenance Fees	—	—	—	(100)
		$173,979,348		$550,268,409

Shares issued to shareholders in reinvestment of distributions
DWS Tax-Exempt Cash Premier Shares	230,852	$230,852	394,754	$394,754
DWS Tax-Exempt Money Fund	777,148	777,148	1,145,507	1,145,507
DWS Tax-Free Money Fund Class S	278,338	278,338	392,467	392,467
Service Shares	62,914	62,914	36,362	36,362
Tax-Exempt Cash Managed Shares	789	789	1,571	1,571
Tax-Free Investment Class	24,498	24,498	28,002	28,002
		$1,374,539		$1,998,663

Cash Account Trust — Service Shares	|	37

	Six Months Ended October 31, 2018		Year Ended April 30, 2018
	Shares	Dollars	Shares	Dollars

Shares redeemed
DWS Tax-Exempt Cash Premier Shares	(31,626,221)	$(31,626,221)	(64,594,618)	$(64,594,618)
DWS Tax-Exempt Money Fund	(28,950,560)	(28,950,560)	(59,547,276)	(59,547,276)
DWS Tax-Free Money Fund Class S	(5,300,623)	(5,300,623)	(18,119,437)	(18,119,437)
Service Shares	(68,944,328)	(68,944,328)	(79,236,036)	(79,236,036)
Tax-Exempt Cash Managed Shares	(69,005,541)	(69,005,541)	(342,806,879)	(342,806,879)
Tax-Free Investment Class	(5,002,830)	(5,002,830)	(12,340,478)	(12,340,478)
		$(208,830,103)		$(576,644,724)

Net increase (decrease)
DWS Tax-Exempt Cash Premier Shares	7,644,472	$7,644,472	3,525,366	$3,525,366
DWS Tax-Exempt Money Fund	(11,238,578)	(11,238,578)	(6,977,844)	(6,977,844)
DWS Tax-Free Money Fund Class S	(1,232,745)	(1,232,745)	(3,847,482)	(3,847,482)
Service Shares	(31,437,582)	(31,437,582)	2,613,839	2,613,839
Tax-Exempt Cash Managed Shares	2,832,011	2,832,011	(16,651,093)	(16,651,093)
Tax-Free Investment Class	(43,794)	(43,794)	(3,040,338)	(3,040,338)
Account Maintenance Fees	—	—	—	(100)
		$(33,476,216)		$(24,377,652)

E. Ownership of the Fund

From time to time, a Fund may have a concentration of several shareholder accounts holding a significant percentage of shares outstanding. Investment activities of these shareholders could have a material impact on the Fund.

At October 31, 2018, 22% of the outstanding shares of DWS Government & Agency Securities Portfolio was held by other affiliated DWS funds shareholder accounts as a cash management vehicle for the cash collateral received in connection with the securities lending program of the DWS family of funds.

38	|	Cash Account Trust — Service Shares

Information About Each Fund’s Expenses

As an investor of a Fund, you incur two types of costs: ongoing expenses and transaction costs. Ongoing expenses include management fees, distribution and service (12b-1) fees and other Fund expenses. Examples of transaction costs include account maintenance fees, which are not shown in this section. The following tables are intended to help you understand your ongoing expenses (in dollars) of investing in each Fund and to help you compare these expenses with the ongoing expenses of investing in other mutual funds. In the most recent six-month period, each Fund limited these expenses; had they not done so, expenses would have been higher for the Service Shares. The example in the table is based on an investment of $1,000 invested at the beginning of the six-month period and held for the entire period (May 1, 2018 to October 31, 2018).

The tables illustrate your Fund’s expenses in two ways:

–

Actual Fund Return. This helps you estimate the actual dollar amount of ongoing expenses (but not transaction costs) paid on a $1,000 investment in the Fund using the Fund’s actual return during the period. To estimate the expenses you paid over the period, simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the “Expenses Paid per $1,000” line under the share class you hold.

–

Hypothetical 5% Portfolio Return. This helps you to compare your Fund’s ongoing expenses (but not transaction costs) with those of other mutual funds using the Fund’s actual expense ratio and a hypothetical rate of return of 5% per year before expenses. Examples using a 5% hypothetical fund return may be found in the shareholder reports of other mutual funds. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period.

Please note that the expenses shown in these tables are meant to highlight your ongoing expenses only and do not reflect any transaction costs. The “Expenses Paid per $1,000” line of the tables is useful in comparing ongoing expenses only and will not help you determine the relative total expense of owning different funds. If these transaction costs had been included, your costs would have been higher.

Cash Account Trust — Service Shares	|	39

Service Shares

Expenses and Value of a $1,000 Investment for the six months ended October 31, 2018 (Unaudited)

Actual Fund Return	DWS Government & Agency Securities Portfolio	DWS Tax-Exempt Portfolio
Beginning Account Value 5/1/18	$1,000.00	$1,000.00
Ending Account Value 10/31/18	$1,004.98	$1,001.86
Expenses Paid per $1,000*	$4.95	$5.30

Hypothetical 5% Fund Return
Beginning Account Value 5/1/18	$1,000.00	$1,000.00
Ending Account Value 10/31/18	$1,020.27	$1,019.91
Expenses Paid per $1,000*	$4.99	$5.35

*

Expenses are equal to the Fund’s annualized expense ratio for each share class, multiplied by the average account value over the period, multiplied by 184 (the number of days in the most recent six-month period), then divided by 365.

Annualized Expense Ratios	DWS Government & Agency Securities Portfolio	DWS Tax-Exempt Portfolio
Service Shares	.98%	1.05%

For more information, please refer to each Fund’s prospectus.

For an analysis of the fees associated with an investment in the Fund or similar funds, please refer to http://apps.finra.org/fundanalyzer/1/fa.aspx.

40	|	Cash Account Trust — Service Shares

Other Information

Proxy Voting

The Fund’s policies and procedures for voting proxies for portfolio securities and information about how the Fund voted proxies related to its portfolio securities during the most recent 12-month period ended June 30 are available on our Web site — dws.com/en-us/resources/proxy-voting — or on the SEC’s Web site — sec.gov. To obtain a written copy of the Fund’s policies and procedures without charge, upon request, call us toll free at (800) 728-3337.

Portfolio Holdings

Following the Fund’s fiscal first and third quarter-end, a complete portfolio holdings listing is filed with the SEC on Form N-Q. In addition, each month, information about the Fund and its portfolio holdings is filed with the SEC on Form N-MFP. The SEC delays the public availability of the information filed on Form N-MFP for 60 days after the end of the reporting period included in the filing. These forms will be available on the SEC’s Web site at sec. The Fund’s portfolio holdings are also posted on dws.com from time to time. Please see the Fund’s current prospectus for more information.

Cash Account Trust — Service Shares	|	41

Advisory Agreement Board Considerations and Fee Evaluation

DWS Government & Agency Securities Portfolio

The Board of Trustees (hereinafter referred to as the “Board” or “Trustees”) approved the renewal of DWS Government & Agency Securities Portfolio’s (the “Fund”) investment management agreement (the “Agreement”) with DWS Investment Management Americas, Inc. (“DIMA”) in September 2018.

In terms of the process that the Board followed prior to approving the Agreement, shareholders should know that:

–	During the entire process, all of the Fund’s Trustees were independent of DIMA and its affiliates (the “Independent Trustees”).

–

The Board met frequently during the past year to discuss fund matters and dedicated a substantial amount of time to contract review matters. Over the course of several months, the Board’s Contract Committee reviewed extensive materials received from DIMA, independent third parties and independent counsel. These materials included an analysis of the Fund’s performance, fees and expenses, and profitability from a fee consultant retained by the Fund’s Independent Trustees (the “Fee Consultant”). Based on its evaluation of the information provided, the Contract Committee presented its findings and recommendations to the Board. The Board then reviewed the Contract Committee’s findings and recommendations.

–	The Board also received extensive information throughout the year regarding performance of the Fund.

–

The Independent Trustees regularly met privately with counsel to discuss contract review and other matters. In addition, the Independent Trustees were advised by the Fee Consultant in the course of their review of the Fund’s contractual arrangements and considered a comprehensive report prepared by the Fee Consultant in connection with their deliberations.

–

In connection with reviewing the Agreement, the Board also reviewed the terms of the Fund’s Rule 12b-1 plan, distribution agreement, administrative services agreement, transfer agency agreement and other material service agreements.

In connection with the contract review process, the Contract Committee and the Board considered the factors discussed below, among others. The Board also considered that DIMA and its predecessors have managed the Fund since its inception, and the Board believes that a long-term relationship with a capable, conscientious advisor is in the best interests of the Fund. The Board considered, generally, that shareholders chose to

42	|	Cash Account Trust — Service Shares

invest or remain invested in the Fund knowing that DIMA managed the Fund. DIMA is part of DWS Group GmbH & Co. KGaA (“DWS Group”). DWS Group is a global asset management business that offers a wide range of investing expertise and resources, including research capabilities in many countries throughout the world. In 2018, approximately 20% of DWS Group’s shares were sold in an initial public offering, with Deutsche Bank AG owning the remaining shares.

As part of the contract review process, the Board carefully considered the fees and expenses of each DWS fund overseen by the Board in light of the fund’s performance. In many cases, this led to the negotiation and implementation of expense caps. As part of these negotiations, the Board indicated that it would consider relaxing these caps in future years following sustained improvements in performance, among other considerations.

While shareholders may focus primarily on fund performance and fees, the Fund’s Board considers these and many other factors, including the quality and integrity of DIMA’s personnel and administrative support services provided by DIMA, such as back-office operations, fund valuations, and compliance policies and procedures.

Nature, Quality and Extent of Services. The Board considered the terms of the Agreement, including the scope of advisory services provided under the Agreement. The Board noted that, under the Agreement, DIMA provides portfolio management services to the Fund and that, pursuant to a separate administrative services agreement, DIMA provides administrative services to the Fund. The Board considered the experience and skills of senior management and investment personnel and the resources made available to such personnel. The Board reviewed the Fund’s performance over short-term and long-term periods and compared those returns to various agreed-upon performance measures, including a peer universe compiled using information supplied by iMoneyNet, an independent fund data service. The Board also noted that it has put into place a process of identifying “Funds in Review” (e.g., funds performing poorly relative to a peer universe), and receives additional reporting from DIMA regarding such funds and, where appropriate, DIMA’s plans to address underperformance. The Board believes this process is an effective manner of identifying and addressing underperforming funds. Based on the information provided, the Board noted that, for the one- and three-year periods ended December 31, 2017, the Fund’s gross performance (Service Shares) was in the 2nd quartile of the applicable iMoneyNet universe (the 1st quartile being the best performers and the 4th quartile being the worst performers).

Fees and Expenses. The Board considered the Fund’s investment management fee schedule, operating expenses and total expense ratios, and comparative information provided by Broadridge Financial Solutions, Inc. (“Broadridge”) and the Fee Consultant regarding investment management fee rates paid to other investment advisors by similar funds

Cash Account Trust — Service Shares	|	43

(1st quartile being the most favorable and 4th quartile being the least favorable). With respect to management fees paid to other investment advisors by similar funds, the Board noted that the contractual fee rates paid by the Fund, which include a 0.10% fee paid to DIMA under the Fund’s administrative services agreement, were lower than the median (1st quartile) of the applicable Broadridge peer group (based on Broadridge data provided as of December 31, 2017). Based on Broadridge data provided as of December 31, 2017, the Board noted that the Fund’s total operating expenses (excluding 12b-1 fees and/or shareholder administration fees, if applicable) were lower than the median of the applicable Broadridge expense universe (less any applicable 12b-1 fees) for the following share classes: DWS Government Cash Institutional Shares (2nd quartile) and Government Cash Managed Shares (2nd quartile) and higher than the median of the applicable Broadridge expense universe (less any applicable 12b-1 fees) for the following share classes: Service Shares (4th quartile) and DWS Government & Agency Money Fund shares (3rd quartile). The Board noted the expense limitations agreed to by DIMA. The Board also noted the voluntary fee waivers implemented by DIMA prior to December 31, 2017 to ensure the Fund maintained a positive yield. The Board considered the Fund’s management fee rate as compared to fees charged by DIMA to comparable DWS U.S. registered funds (“DWS Funds”) and considered differences between the Fund and the comparable DWS Funds. The information requested by the Board as part of its review of fees and expenses also included information about institutional accounts (including any sub-advised funds and accounts) and funds offered primarily to European investors (“DWS Europe Funds”) managed by DWS Group. The Board noted that DIMA indicated that DWS Group does not manage any institutional accounts or DWS Europe Funds comparable to the Fund.

On the basis of the information provided, the Board concluded that management fees were reasonable and appropriate in light of the nature, quality and extent of services provided by DIMA.

Profitability. The Board reviewed detailed information regarding revenues received by DIMA under the Agreement. The Board considered the estimated costs to DIMA, and pre-tax profits realized by DIMA, from advising the DWS Funds, as well as estimates of the pre-tax profits attributable to managing the Fund in particular. The Board also received information regarding the estimated enterprise-wide profitability of DIMA and its affiliates with respect to all fund services in totality and by fund. The Board and the Fee Consultant reviewed DIMA’s methodology in allocating its costs to the management of the Fund. Based on the information provided, the Board concluded that the pre-tax profits realized by DIMA in connection with the management of the Fund were not unreasonable. The Board also reviewed certain publicly available information regarding the profitability of certain similar investment management firms. The Board noted that, while information regarding the

44	|	Cash Account Trust — Service Shares

profitability of such firms is limited (and in some cases is not necessarily prepared on a comparable basis), DIMA and its affiliates’ overall profitability with respect to the DWS Funds (after taking into account distribution and other services provided to the funds by DIMA and its affiliates) was lower than the overall profitability levels of most comparable firms for which such data was available.

Economies of Scale. The Board considered whether there are economies of scale with respect to the management of the Fund and whether the Fund benefits from any economies of scale. The Board noted that the Fund’s investment management fee schedule includes fee breakpoints. The Board concluded that the Fund’s fee schedule represents an appropriate sharing between the Fund and DIMA of such economies of scale as may exist in the management of the Fund at current asset levels.

Other Benefits to DIMA and Its Affiliates. The Board also considered the character and amount of other incidental or “fall-out” benefits received by DIMA and its affiliates, including any fees received by DIMA for administrative services provided to the Fund, any fees received by an affiliate of DIMA for transfer agency services provided to the Fund and any fees received by an affiliate of DIMA for distribution services. The Board also considered benefits to DIMA related to brokerage and soft-dollar allocations, including allocating brokerage to pay for research generated by parties other than the executing broker dealers, which pertain primarily to funds investing in equity securities. In addition, the Board considered the incidental public relations benefits to DIMA related to DWS Funds advertising and cross-selling opportunities among DIMA products and services. The Board considered these benefits in reaching its conclusion that the Fund’s management fees were reasonable.

Compliance. The Board considered the significant attention and resources dedicated by DIMA to its compliance processes in recent years. The Board noted in particular (i) the experience, seniority and time commitment of the individuals serving as DIMA’s and the Fund’s chief compliance officers and (ii) the substantial commitment of resources by DIMA and its affiliates to compliance matters, including the retention of compliance personnel.

Based on all of the information considered and the conclusions reached, the Board unanimously determined that the continuation of the Agreement is in the best interests of the Fund. In making this determination, the Board did not give particular weight to any single factor identified above. The Board considered these factors over the course of numerous meetings, certain of which were in executive session with only the Independent Trustees and counsel present. It is possible that individual Independent Trustees may have weighed these factors differently in reaching their individual decisions to approve the continuation of the Agreement.

Cash Account Trust — Service Shares	|	45

DWS Tax-Exempt Portfolio

The Board of Trustees (hereinafter referred to as the “Board” or “Trustees”) approved the renewal of DWS Tax-Exempt Portfolio’s (the “Fund”) investment management agreement (the “Agreement”) with DWS Investment Management Americas, Inc. (“DIMA”) in September 2018.

In terms of the process that the Board followed prior to approving the Agreement, shareholders should know that:

–	During the entire process, all of the Fund’s Trustees were independent of DIMA and its affiliates (the “Independent Trustees”).

–

The Board met frequently during the past year to discuss fund matters and dedicated a substantial amount of time to contract review matters. Over the course of several months, the Board’s Contract Committee reviewed extensive materials received from DIMA, independent third parties and independent counsel. These materials included an analysis of the Fund’s performance, fees and expenses, and profitability from a fee consultant retained by the Fund’s Independent Trustees (the “Fee Consultant”). Based on its evaluation of the information provided, the Contract Committee presented its findings and recommendations to the Board. The Board then reviewed the Contract Committee’s findings and recommendations.

–	The Board also received extensive information throughout the year regarding performance of the Fund.

–

The Independent Trustees regularly met privately with counsel to discuss contract review and other matters. In addition, the Independent Trustees were advised by the Fee Consultant in the course of their review of the Fund’s contractual arrangements and considered a comprehensive report prepared by the Fee Consultant in connection with their deliberations.

–

In connection with reviewing the Agreement, the Board also reviewed the terms of the Fund’s Rule 12b-1 plan, distribution agreement, administrative services agreement, transfer agency agreement and other material service agreements.

In connection with the contract review process, the Contract Committee and the Board considered the factors discussed below, among others. The Board also considered that DIMA and its predecessors have managed the Fund since its inception, and the Board believes that a long-term relationship with a capable, conscientious advisor is in the best interests of the Fund. The Board considered, generally, that shareholders chose to invest or remain invested in the Fund knowing that DIMA managed the Fund. DIMA is part of DWS Group GmbH & Co. KGaA (“DWS Group”). DWS Group is a global asset management business that offers a wide range of investing expertise and resources, including research capabilities in many countries throughout the world. In 2018, approximately 20% of

46	|	Cash Account Trust — Service Shares

DWS Group’s shares were sold in an initial public offering, with Deutsche Bank AG owning the remaining shares.

As part of the contract review process, the Board carefully considered the fees and expenses of each DWS fund overseen by the Board in light of the fund’s performance. In many cases, this led to the negotiation and implementation of expense caps. As part of these negotiations, the Board indicated that it would consider relaxing these caps in future years following sustained improvements in performance, among other considerations.

While shareholders may focus primarily on fund performance and fees, the Fund’s Board considers these and many other factors, including the quality and integrity of DIMA’s personnel and administrative support services provided by DIMA, such as back-office operations, fund valuations, and compliance policies and procedures.

Nature, Quality and Extent of Services. The Board considered the terms of the Agreement, including the scope of advisory services provided under the Agreement. The Board noted that, under the Agreement, DIMA provides portfolio management services to the Fund and that, pursuant to a separate administrative services agreement, DIMA provides administrative services to the Fund. The Board considered the experience and skills of senior management and investment personnel and the resources made available to such personnel. The Board reviewed the Fund’s performance over short-term and long-term periods and compared those returns to various agreed-upon performance measures, including a peer universe compiled using information supplied by iMoneyNet, an independent fund data service. The Board also noted that it has put into place a process of identifying “Funds in Review” (e.g., funds performing poorly relative to a peer universe), and receives additional reporting from DIMA regarding such funds and, where appropriate, DIMA’s plans to address underperformance. The Board believes this process is an effective manner of identifying and addressing underperforming funds. Based on the information provided, the Board noted that, for the one- and three-year periods ended December 31, 2017, the Fund’s gross performance (DWS Tax-Exempt Cash Premier Shares) was in the 2nd quartile and 1st quartile, respectively, of the applicable iMoneyNet universe (the 1st quartile being the best performers and the 4th quartile being the worst performers).

Fees and Expenses. The Board considered the Fund’s investment management fee schedule, operating expenses and total expense ratios, and comparative information provided by Broadridge Financial Solutions, Inc. (“Broadridge”) and the Fee Consultant regarding investment management fee rates paid to other investment advisors by similar funds (1st quartile being the most favorable and 4th quartile being the least favorable). With respect to management fees paid to other investment advisors by similar funds, the Board noted that the contractual fee rates

Cash Account Trust — Service Shares	|	47

paid by the Fund, which include a 0.10% fee paid to DIMA under the Fund’s administrative services agreement, were lower than the median (1st quartile) of the applicable Broadridge peer group (based on Broadridge data provided as of December 31, 2017). Based on Broadridge data provided as of December 31, 2017, the Board noted that the Fund’s total operating expenses (excluding 12b-1 fees and/or shareholder administration fees, if applicable) were higher than the median (4th quartile) of the applicable Broadridge expense universe (less any applicable 12b-1 fees) for the following share classes: Service Shares, DWS Tax-Exempt Cash Premier Shares, Tax Free Investment Class shares, Tax-Exempt Cash Managed Shares, DWS Tax-Exempt Money Fund shares and DWS Tax-Free Money Fund Class S shares. The Board noted the expense limitations agreed to by DIMA. The Board also noted the voluntary fee waivers implemented by DIMA prior to December 31, 2017 to ensure the Fund maintained a positive yield. The Board considered the Fund’s management fee rate as compared to fees charged by DIMA to comparable DWS U.S. registered funds (“DWS Funds”), noting that DIMA indicated that it does not provide services to any other comparable DWS Funds. The information requested by the Board as part of its review of fees and expenses also included information about institutional accounts (including any sub-advised funds and accounts) and funds offered primarily to European investors (“DWS Europe Funds”) managed by DWS Group. The Board noted that DIMA indicated that DWS Group does not manage any institutional accounts or DWS Europe Funds comparable to the Fund.

On the basis of the information provided, the Board concluded that management fees were reasonable and appropriate in light of the nature, quality and extent of services provided by DIMA.

Profitability. The Board reviewed detailed information regarding revenues received by DIMA under the Agreement. The Board considered the estimated costs to DIMA, and pre-tax profits realized by DIMA, from advising the DWS Funds, as well as estimates of the pre-tax profits attributable to managing the Fund in particular. The Board also received information regarding the estimated enterprise-wide profitability of DIMA and its affiliates with respect to all fund services in totality and by fund. The Board and the Fee Consultant reviewed DIMA’s methodology in allocating its costs to the management of the Fund. Based on the information provided, the Board concluded that the pre-tax profits realized by DIMA in connection with the management of the Fund were not unreasonable. The Board also reviewed certain publicly available information regarding the profitability of certain similar investment management firms. The Board noted that, while information regarding the profitability of such firms is limited (and in some cases is not necessarily prepared on a comparable basis), DIMA and its affiliates’ overall profitability with respect to the DWS Funds (after taking into account

48	|	Cash Account Trust — Service Shares

distribution and other services provided to the funds by DIMA and its affiliates) was lower than the overall profitability levels of most comparable firms for which such data was available.

Economies of Scale. The Board considered whether there are economies of scale with respect to the management of the Fund and whether the Fund benefits from any economies of scale. The Board noted that the Fund’s investment management fee schedule includes fee breakpoints. The Board concluded that the Fund’s fee schedule represents an appropriate sharing between the Fund and DIMA of such economies of scale as may exist in the management of the Fund at current asset levels.

Other Benefits to DIMA and Its Affiliates. The Board also considered the character and amount of other incidental or “fall-out” benefits received by DIMA and its affiliates, including any fees received by DIMA for administrative services provided to the Fund, any fees received by an affiliate of DIMA for transfer agency services provided to the Fund and any fees received by an affiliate of DIMA for distribution services. The Board also considered benefits to DIMA related to brokerage and soft-dollar allocations, including allocating brokerage to pay for research generated by parties other than the executing broker dealers, which pertain primarily to funds investing in equity securities. In addition, the Board considered the incidental public relations benefits to DIMA related to DWS Funds advertising and cross-selling opportunities among DIMA products and services. The Board considered these benefits in reaching its conclusion that the Fund’s management fees were reasonable.

Compliance. The Board considered the significant attention and resources dedicated by DIMA to its compliance processes in recent years. The Board noted in particular (i) the experience, seniority and time commitment of the individuals serving as DIMA’s and the Fund’s chief compliance officers and (ii) the substantial commitment of resources by DIMA and its affiliates to compliance matters, including the retention of compliance personnel.

Based on all of the information considered and the conclusions reached, the Board unanimously determined that the continuation of the Agreement is in the best interests of the Fund. In making this determination, the Board did not give particular weight to any single factor identified above. The Board considered these factors over the course of numerous meetings, certain of which were in executive session with only the Independent Trustees and counsel present. It is possible that individual Independent Trustees may have weighed these factors differently in reaching their individual decisions to approve the continuation of the Agreement.

Cash Account Trust — Service Shares	|	49

Privacy Statement

FACTS	What Does DWS Do With Your Personal Information?
Why?	Financial companies choose how they share your personal information. Federal law gives consumers the right to limit some but not all sharing. Federal law also requires us to tell you how we collect, share and protect your personal information. Please read this notice carefully to understand what we do.
What?

The types of personal information we collect and share can include:

– Social Security number

– Account balances

– Purchase and transaction history

– Bank account information

– Contact information such as mailing address, e-mail address and telephone number

How?	All financial companies need to share customers’ personal information to run their everyday business. In the section below, we list the reasons financial companies can share their customers’ personal information, the reasons DWS chooses to share and whether you can limit this sharing.

Reasons we can share your personal information	Does DWS share?	Can you limit this sharing?
For our everyday business purposes — such as to process your transactions, maintain your account(s), respond to court orders or legal investigations	Yes	No
For our marketing purposes — to offer our products and services to you	Yes	No
For joint marketing with other financial companies	No	We do not share
For our affiliates’ everyday business purposes — information about your transactions and experiences	No	We do not share
For our affiliates’ everyday business purposes — information about your creditworthiness	No	We do not share
For non-affiliates to market to you	No	We do not share

Questions?	Call (800) 728-3337 or e-mail us at service@dws.com

50	|	Cash Account Trust — Service Shares

Who we are
Who is providing this notice?	DWS Distributors, Inc; DWS Investment Management Americas, Inc.; DWS Trust Company; the DWS Funds
What we do
How does DWS protect my personal information?	To protect your personal information from unauthorized access and use, we use security measures that comply with federal law. These measures include computer safeguards and secured files and buildings.
How does DWS collect my personal information?

We collect your personal information, for example, when you:

– open an account

– give us your contact information

– provide bank account information for ACH or wire transactions

– tell us where to send money

– seek advice about your investments

Why can’t I limit all sharing?

Federal law gives you the right to limit only

– sharing for affiliates’ everyday business purposes

– information about your creditworthiness

– affiliates from using your information to market to you

– sharing for non-affiliates to market to you

State laws and individual companies may give you additional rights to limit sharing.

Definitions
Affiliates	Companies related by common ownership or control. They can be financial or non-financial companies. Our affiliates include financial companies with the DWS or Deutsche Bank (“DB”) name, such as DB AG Frankfurt.
Non-affiliates	Companies not related by common ownership or control. They can be financial and non-financial companies. Non-affiliates we share with include account service providers, service quality monitoring services, mailing service providers and verification services to help in the fight against money laundering and fraud.
Joint marketing	A formal agreement between non-affiliated financial companies that together market financial products or services to you. DWS does not jointly market.

Rev. 3/2018, as amended 7/2018

Cash Account Trust — Service Shares	|	51

CATS-3

(R-033430-6 12/18)

October 31, 2018

Semiannual Report

to Shareholders

DWS Government & Agency Securities Portfolio

(formerly Deutsche Government & Agency Securities Portfolio)

DWS Government Cash Institutional Shares

(formerly Deutsche Government Cash Institutional Shares)

Fund #250

Government Cash Managed Shares

Fund #254

Contents

3	Portfolio Summary
4	Investment Portfolio
8	Statement of Assets and Liabilities
10	Statement of Operations
11	Statements of Changes in Net Assets
12	Financial Highlights

14	Notes to Financial Statements
23	Information About Your Fund’s Expenses
25	Other Information
26	Advisory Agreement Board Considerations and Fee Evaluation
30	Privacy Statement

This report must be preceded or accompanied by a prospectus. To obtain a summary prospectus, if available, or prospectus for any of our funds, visit dws.com. We advise you to consider the Fund’s objectives, risks, charges and expenses carefully before investing. The summary prospectus and prospectus contain this and other important information about the Fund. Please read the prospectus carefully before you invest.

You could lose money by investing in the Fund. Although the Fund seeks to preserve the value of your investment at $1.00 per share, it cannot guarantee it will do so. An investment in the Fund is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency. The Fund’s sponsor has no legal obligation to provide financial support to the Fund, and you should not expect that the sponsor will provide financial support to the Fund at any time. You should not rely on or expect the Advisor to enter into support agreements or take other actions to maintain the Fund’s $1.00 share price. The credit quality of the Fund’s holdings can change rapidly in certain markets, and the default of a single holding could have an adverse impact on the Fund’s share price. The Fund’s share price can also be negatively affected during periods of high redemption pressures and/or illiquid markets. The actions of a few large investors in one class of shares of the Fund may have a significant adverse effect on the share prices of all classes of shares of the Fund. Please read the prospectus for specific details regarding the Fund’s risk profile.

The brand DWS represents DWS Group GmbH & Co. KGaA and any of its subsidiaries such as DWS Distributors, Inc. which offers investment products or DWS Investment Management Americas, Inc. and RREEF America L.L.C. which offer advisory services.

NOT FDIC/NCUA INSURED     NO BANK GUARANTEE     MAY LOSE VALUE

NOT A DEPOSIT     NOT INSURED BY ANY FEDERAL GOVERNMENT AGENCY

2	|	DWS Government Cash Institutional Shares Government Cash Managed Shares

Portfolio Summary	(Unaudited)

DWS Government & Agency Securities Portfolio

Asset Allocation (As a % of Investment Portfolio)	10/31/18	4/30/18
Government & Agency Obligations	63%	82%
Repurchase Agreements	37%	18%
	100%	100%

Weighted Average Maturity	10/31/18	4/30/18
Cash Account Trust — DWS Government & Agency Securities Portfolio	29 days	33 days
iMoneyNet Government & Agencies Retail Money Fund Average*	30 days	31 days

*

The Fund is compared to its respective iMoney Net Category: Government & Agencies Retail Money Fund Average consists of all non-institutional government money market funds. Category includes the most broadly based of the government retail funds. These funds can invest in U.S. Treasuries, U.S. Other, Repos, whether or not they are backed by U.S. Treasuries and government-backed Floating Rate Notes.

Weighted average maturity, also known as effective maturity, is the weighted average of the maturity date of bonds held by the Fund taking into consideration any available maturity shortening features.

Portfolio holdings and characteristics are subject to change.

For more complete details about the Fund’s holdings, see pages 4–7. A quarterly Fact Sheet is available on dws.com or upon request.

DWS Government Cash Institutional Shares Government Cash Managed Shares	|	3

The accompanying notes are an integral part of the financial statements.

Investment Portfolio	as of October 31, 2018 (Unaudited)

	Principal Amount ($)	Value ($)
Government & Agency Obligations 63.2%
U.S. Government Sponsored Agencies 55.4%
Federal Farm Credit Bank:
1-month LIBOR minus 0.165%, 2.096%**, 11/2/2018	25,000,000	24,999,998
1-month LIBOR minus 0.145%, 2.149%**, 2/26/2019	30,000,000	29,999,614
1-month LIBOR minus 0.145%, 2.15%**, 3/29/2019	22,000,000	22,000,000
1-month LIBOR minus 0.135%, 2.152%**, 4/11/2019	89,500,000	89,500,000
1-month LIBOR minus 0.123%, 2.156%**, 8/13/2019	25,000,000	25,000,000
3-month LIBOR minus 0.180%, 2.163%**, 11/1/2019	25,000,000	25,000,000
1-month LIBOR minus 0.110%, 2.173%**, 3/12/2019	28,000,000	27,999,454
1-month LIBOR minus 0.095%, 2.186%**, 7/25/2019	12,000,000	11,999,889
1-month LIBOR minus 0.075%, 2.204%**, 11/5/2019	18,000,000	17,998,137
1-month LIBOR minus 0.070%, 2.207%**, 1/9/2019	25,000,000	25,000,000
1-month LIBOR minus 0.075%, 2.22%**, 4/29/2019	27,000,000	26,999,333
1-month LIBOR plus 0.040%, 2.324%**, 1/10/2019	22,250,000	22,253,017
1-month LIBOR plus 0.190%, 2.47%**, 6/20/2019	30,000,000	30,051,021
3-month U.S. Treasury Bill Money Market Yield plus 0.280%, 2.599%**, 11/13/2018	38,500,000	38,500,000
2.626%*, 8/21/2019	10,000,000	9,789,203
Federal Home Loan Bank:
3-month LIBOR minus 0.310%, 2.021%**, 3/11/2019	40,000,000	40,000,000
3-month LIBOR minus 0.330%, 2.023%**, 12/21/2018	39,000,000	39,000,000
2.066%*, 11/7/2018	16,500,000	16,494,395
3-month LIBOR minus 0.330%, 2.09%**, 1/11/2019	45,000,000	45,000,000
3-month LIBOR minus 0.310%, 2.11%**, 1/11/2019	50,000,000	50,000,000
3-month LIBOR minus 0.190%, 2.125%**, 8/28/2019	35,000,000	35,000,000
2.128%*, 11/28/2018	25,000,000	24,960,644
2.139%*, 12/7/2018	12,500,000	12,473,625
1-month LIBOR minus 0.135%, 2.145%**, 11/16/2018	48,000,000	48,000,000
1-month LIBOR minus 0.130%, 2.15%**, 3/22/2019	57,250,000	57,250,000
1-month LIBOR minus 0.125%, 2.155%**, 6/21/2019	40,000,000	40,000,000
1-month LIBOR minus 0.110%, 2.17%**, 2/22/2019	60,500,000	60,500,000
1-month LIBOR minus 0.100%, 2.181%**, 3/8/2019	35,000,000	35,000,000
2.184%*, 12/19/2018	60,000,000	59,827,680
1-month LIBOR minus 0.090%, 2.189%**, 4/5/2019	55,000,000	55,000,000
1-month LIBOR minus 0.090%, 2.191%**, 11/8/2018	30,000,000	30,000,000
1-month LIBOR minus 0.080%, 2.194%**, 2/4/2019	24,200,000	24,200,000
1-month LIBOR minus 0.080%, 2.194%**, 4/4/2019	40,000,000	40,000,000
1-month LIBOR minus 0.085%, 2.195%**, 9/13/2019	38,000,000	38,000,000
2.225%*, 1/18/2019	12,500,000	12,440,552
1-month LIBOR minus 0.045%, 2.242%**, 1/24/2019	10,000,000	10,002,017

4	|	DWS Government Cash Institutional Shares Government Cash Managed Shares

The accompanying notes are an integral part of the financial statements.

	Principal Amount ($)	Value ($)
Step-Up Coupon, 2.28% to 12/20/2018, 2.53% to 3/20/2019, 2.78% to 6/20/2019, 3.03% to 9/20/019	35,000,000	35,000,000
2.342%*, 3/20/2019	11,000,000	10,901,889
2.393%*, 3/11/2019	30,000,000	29,744,333
2.490%*, 5/6/2019	20,000,000	19,998,634
2.596%*, 7/29/2019	35,000,000	34,328,000
Federal Home Loan Mortgage Corp.:
2.144%*, 12/19/2018	12,000,000	11,966,160
2.149%*, 12/19/2018	60,000,000	59,830,400
1-month LIBOR minus 0.150%, 2.13%**, 2/13/2019	45,000,000	45,000,000
1-month LIBOR minus 0.150%, 2.133%**, 2/12/2019	20,000,000	20,000,000
1-month LIBOR minus 0.130%, 2.15%**, 11/21/2018	40,000,000	39,998,847
1-month LIBOR minus 0.100%, 2.181%**, 8/8/2019	118,000,000	117,989,682
1-month LIBOR minus 0.110%, 2.185%**, 5/28/2019	33,000,000	33,000,000
1-month LIBOR minus 0.100%, 2.187%**, 3/18/2019	32,000,000	32,000,000
Step-Up Coupon, 2.28% to 12/20/2018, 2.53% to 3/20/2019, 2.78% to 6/20/2019, 3.03% to 9/20/2019	14,600,000	14,600,000
Federal National Mortgage Association:
SOFR plus 0.070%, 2.25%**, 10/30/2019	5,000,000	5,000,000
SOFR plus 0.100%, 2.28%**, 4/30/2020	5,000,000	5,000,000

		1,714,596,524

U.S. Treasury Obligations 7.8%
U.S. Treasury Bills:
2.225%*, 2/14/2019	22,000,000	21,859,154
2.368%*, 3/21/2019	35,000,000	34,682,113
2.368%*, 3/21/2019	35,000,000	34,682,044
2.424%*, 4/11/2019	35,000,000	34,625,742
2.424%*, 4/11/2019	35,000,000	34,625,899
U.S. Treasury Floating Rate Notes:
3-month U.S. Treasury Bill Money Market Yield plus 0.070%, 2.383%**, 4/30/2019	40,000,000	40,027,856
3-month U.S. Treasury Bill Money Market Yield plus 0.140%, 2.453%**, 1/31/2019	40,000,000	40,020,529

		240,523,337
Total Government & Agency Obligations (Cost $1,955,119,861)		1,955,119,861

Repurchase Agreements 37.1%
BNP Paribas, 2.19%, dated 10/31/2018, to be repurchased at $633,038,508 on 11/1/2018 (a)	633,000,000	633,000,000
Wells Fargo Bank, 2.21%, dated 10/31/2018, to be repurchased at $513,213,505 on 11/1/2018 (b)	513,200,000	513,200,000

Total Repurchase Agreements (Cost $1,146,200,000)		1,146,200,000

DWS Government Cash Institutional Shares Government Cash Managed Shares	|	5

The accompanying notes are an integral part of the financial statements.

	% of Net Assets	Value ($)
Total Investment Portfolio (Cost $3,101,319,861)	100.3	3,101,319,861
Other Assets and Liabilities, Net	(0.3)	(8,669,911)

Net Assets	100.0	3,092,649,950

*	Annualized yield at time of purchase; not a coupon rate.

**	Floating rate security. These securities are shown at their current rate as of October 31, 2018.

(a)	Collateralized by:

Principal Amount ($)	Security	Rate (%)	Maturity Date	Collateral Value ($)
70,771,600	U.S. Treasury Bills	Zero Coupon	11/8/2018–5/23/2019	70,289,328
62,906,200	U.S. Treasury Bonds	1.375–8.125	8/15/2019–2/15/2048	59,092,229
3,398,700	U.S. Treasury Inflation-Indexed Bonds	0.125–2.125	1/15/2019–1/15/2026	3,809,781
517,052,500	U.S. Treasury Notes	0.75–3.75	11/15/2018–8/15/2028	512,468,625
175	U.S. Treasury STRIPS	Zero Coupon	8/15/2021–2/15/2044	126
Total Collateral Value				645,660,089

(b)	Collateralized by:

Principal Amount ($)	Security	Rate (%)	Maturity Date	Collateral Value ($)
28,199,184	FHLMC Multifamily Structured Pass-Through Certificates	0.95–1.275	6/25/2021–7/25/2033	1,605,918
510,759	FICO STRIPS	Zero Coupon	11/2/2018	510,682
325,449,656	FREMF Mortgage Trust	0.1–5.011	11/25/2023–4/25/2051	15,488,332
34,213	Federal Home Loan Banks	2.735	04/20/2022	33,966
51,080,700	Federal Home Loan Mortgage Corp.	Zero Coupon–6.0	8/15/2027–6/1/2048	50,129,742
30,978,004	Federal Home Loan Mortgage Corp. — Interest Only	3.0–5.5	11/15/2031–4/15/2046	5,119,403
404,972,205	Federal National Mortgage Association	1.25–7.5	5/1/2019–11/1/2048	406,815,952
35,995,331	Federal National Mortgage Association — Interest Only	3.5–1008	5/25/2022–8/25/2047	7,066,439

6	|	DWS Government Cash Institutional Shares Government Cash Managed Shares

The accompanying notes are an integral part of the financial statements.

Principal Amount ($)	Security	Rate (%)	Maturity Date	Collateral Value ($)
342	Federal National Mortgage Association STRIPS	Zero Coupon	05/15/2025	275
36,742,957	Government National Mortgage Association	2.5–7.5	5/20/2026–10/20/2048	36,679,984
17,107	Resolution Funding Corp. Interest STRIPS	Zero Coupon	04/15/2026	13,307
Total Collateral Value				523,464,000

Interest Only: Interest Only (IO) bonds represent the “interest only” portion of payments on a pool of underlying mortgages or mortgage-backed securities. IO securities are subject to prepayment risk of the pool of underlying mortgages.

LIBOR: London Interbank Offered Rate

SOFR: Secured Overnight Financing Rate

STRIPS: Separate Trading of Registered Interest and Principal Securities

Fair Value Measurements

Various inputs are used in determining the value of the Fund’s investments. These inputs are summarized in three broad levels. Level 1 includes quoted prices in active markets for identical securities. Level 2 includes other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds and credit risk). Level 3 includes significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments). The level assigned to the securities valuations may not be an indication of the risk or liquidity associated with investing in those securities. Securities held by the Fund are reflected as Level 2 because the securities are valued at amortized cost (which approximates fair value) and, accordingly, the inputs used to determine value are not quoted prices in an active market.

The following is a summary of the inputs used as of October 31, 2018 in valuing the Fund’s investments. For information on the Fund’s policy regarding the valuation of investments, please refer to the Security Valuation section of Note A in the accompanying Notes to Financial Statements.

Assets	Level 1	Level 2	Level 3	Total
Investments in Securities (c)	$—	$1,955,119,861	$—	$1,955,119,861
Repurchase Agreements	—	1,146,200,000	—	1,146,200,000
Total	$—	$3,101,319,861	$—	$3,101,319,861

(c)	See Investment Portfolio for additional detailed categorizations.

DWS Government Cash Institutional Shares Government Cash Managed Shares	|	7

Statement of Assets and Liabilities

as of October 31, 2018 (Unaudited)

Assets	DWS Government & Agency Securities Portfolio
Investments in securities, valued at amortized cost	$1,955,119,861
Repurchased agreements, valued at amortized cost	1,146,200,000
Cash	2,152,519
Receivable for Fund shares sold	11,970,445
Interest receivable	2,163,087
Other assets	48,312
Total assets	3,117,654,224

Liabilities
Payable for investments purchased	19,998,634
Payable for Fund shares redeemed	664,136
Distributions payable	3,467,792
Accrued Management Fee	1,691
Accrued Trustees’ fees	77,669
Other accrued expenses and payables	794,352
Total liabilities	25,004,274
Net assets, at value	$3,092,649,950

Net Assets Consist of
Distributable earnings (loss)	(122,411)
Paid-in capital	3,092,772,361
Net assets, at value	$3,092,649,950

The accompanying notes are an integral part of the financial statements.

8	|	DWS Government Cash Institutional Shares Government Cash Managed Shares

Statement of Assets and Liabilities as of October 31, 2018 (Unaudited) (continued)

Net Asset Value	DWS Government & Agency Securities Portfolio

DWS Government & Agency Money Fund
Net Asset Value, offering and redemption price per share ($185,447,382 ÷ 185,448,599 outstanding shares of beneficial interest, no par value, unlimited number of shares authorized)	$1.00
DWS Government Cash Institutional Shares
Net Asset Value, offering and redemption price per share ($2,735,182,491 ÷ 2,735,201,621 outstanding shares of beneficial interest, no par value, unlimited number of shares authorized)	$1.00
Government Cash Managed Shares
Net Asset Value, offering and redemption price per share ($159,269,444 ÷ 159,270,558 outstanding shares of beneficial interest, no par value, unlimited number of shares authorized)	$1.00
Service Shares
Net Asset Value, offering and redemption price per share ($12,750,633 ÷ 12,750,723 outstanding shares of beneficial interest, no par value, unlimited number of shares authorized)	$1.00

The accompanying notes are an integral part of the financial statements.

DWS Government Cash Institutional Shares Government Cash Managed Shares	|	9

Statement of Operations

for the six months ended October 31, 2018 (Unaudited)

Investment Income	DWS Government & Agency Securities Portfolio

Income:
Interest	$40,073,071
Expenses:
Management fee	1,463,346
Administration fee	2,062,017
Services to shareholders	493,702
Distribution and service fees	264,110
Custodian fee	27,442
Professional fees	90,032
Reports to shareholders	47,698
Registration fees	46,230
Trustees’ fees and expenses	117,036
Other	105,092
Total expenses before expense reductions	4,716,705
Expense reductions	(1,418,569)
Total expenses after expense reductions	3,298,136
Net investment income	36,774,935
Net realized gain (loss) from investments	(7,544)
Net increase (decrease) in net assets resulting from operations	$36,767,391

The accompanying notes are an integral part of the financial statements.

10	|	DWS Government Cash Institutional Shares Government Cash Managed Shares

The accompanying notes are an integral part of the financial statements.

Statements of Changes in Net Assets

	DWS Government & Agency Securities Portfolio
Increase (Decrease) in Net Assets	Six Months Ended October 31, 2018 (Unaudited)	Year Ended April 30, 2018

Operations:
Net investment income	$36,774,935	$49,932,527
Net realized gain (loss)	(7,544)	14,967
Net increase in net assets resulting from operations	36,767,391	49,947,494
Distributions to shareholders:
DWS Government & Agency Money Fund	(1,311,916)	(1,360,880)
DWS Government Cash Institutional Shares	(33,628,437)	(46,766,865)
Government Cash Managed Shares	(1,656,779)	(1,689,030)
Service Shares	(178,487)	(115,061)
Total distributions	(36,775,619)	(49,931,836)*
Fund share transactions:
Proceeds from shares sold	57,409,212,387	89,540,877,369
Reinvestment of distributions	7,055,690	7,913,702
Cost of shares redeemed	(59,040,455,398)	(89,445,003,701)
Net increase (decrease) in net assets from Fund share transactions	(1,624,187,321)	103,787,370
Increase (decrease) in net assets	(1,624,195,549)	103,803,028
Net assets at beginning of period	4,716,845,499	4,613,042,471
Net assets at end of period	$3,092,649,950	$4,716,845,499 **

*	Includes distributions from net investment income.

**	Includes undistributed net investment income of $205,206.

DWS Government Cash Institutional Shares Government Cash Managed Shares	|	11

The accompanying notes are an integral part of the financial statements.

Financial Highlights

DWS Government & Agency Securities Portfolio

DWS Government Cash Institutional Shares

	Six Months Ended 10/31/18		Years Ended April 30,
	(Unaudited)		2018		2017		2016		2015		2014

Selected Per Share Data
Net asset value, beginning of period	$1.00		$1.00		$1.00		$1.00		$1.00		$1.00
Income (loss) from investment operations:
Net investment income	.009		.011		.004		.001		.000	***	.000	***
Net realized gain (loss)	(.000	)***	.000	***	.000	***	(.000	)***	.000	***	(.000	)***
Total from investment operations	.009		.011		.004		.001		.000	***	.000	***
Less distributions from:
Net investment income	(.009)		(.011)		(.004)		(.001)		(.000	)***	(.000	)***
Net asset value, end of period	$1.00		$1.00		$1.00		$1.00		$1.00		$1.00
Total Return (%)[a]	.92	**	1.07		.39		.12		.03		.03

Ratios to Average Net Assets and Supplemental Data
Net assets, end of period ($ millions)	2,735		4,350		4,236		3,430		3,333		3,005
Ratio of expenses before expense reductions (%)	.21	*	.20		.20		.20		.20		.20
Ratio of expenses after expense reductions (%)	.14	*	.14		.11		.11		.06		.06
Ratio of net investment income (%)	1.80	*	1.07		.39		.12		.03		.03

[a]	Total return would have been lower had certain expenses not been reduced.

*	Annualized

**	Not annualized

***	Amount is less than $.0005.

12	|	DWS Government Cash Institutional Shares Government Cash Managed Shares

The accompanying notes are an integral part of the financial statements.

DWS Government & Agency Securities Portfolio

Government Cash Managed Shares

	Six Months Ended 10/31/18		Years Ended April 30,
	(Unaudited)		2018		2017		2016		2015		2014

Selected Per Share Data
Net asset value, beginning of period	$1.00		$1.00		$1.00		$1.00		$1.00		$1.00
Income (loss) from investment operations:
Net investment income	.008		.009		.002		.000	***	.000	***	.000	***
Net realized gain (loss)	(.000	)***	.000	***	.000	***	(.000	)***	.000	***	(.000	)***
Total from investment operations	.008		.009		.002		.000	***	.000	***	.000	***
Less distributions from:
Net investment income	(.008)		(.009)		(.002)		(.000	)***	(.000	)***	(.000	)***
Net asset value, end of period	$1.00		$1.00		$1.00		$1.00		$1.00		$1.00
Total Return (%)[a]	.82	**	.88		.16		.01		.01		.01

Ratios to Average Net Assets and Supplemental Data
Net assets, end of period ($ millions)	159		188		199		268		235		214
Ratio of expenses before expense reductions (%)	.40	*	.40		.42		.42		.42		.43
Ratio of expenses after expense reductions (%)	.34	*	.33		.34		.22		.08		.08
Ratio of net investment income (%)	1.62	*	.86		.15		.01		.01		.01

[a]	Total return would have been lower had certain expenses not been reduced.

*	Annualized

**	Not annualized

***	Amount is less than $.0005.

DWS Government Cash Institutional Shares Government Cash Managed Shares	|	13

Notes to Financial Statements	(Unaudited)

A. Organization and Significant Accounting Policies

Cash Account Trust (the “Trust”) is registered under the Investment Company Act of 1940, as amended (the “1940 Act”), as an open-end management investment company organized as a Massachusetts business trust.

The Trust offers two funds: DWS Government & Agency Securities Portfolio (formerly Deutsche Government & Agency Securities Portfolio) and DWS Tax-Exempt Portfolio (formerly Deutsche Tax-Exempt Portfolio). These financial statements report on DWS Government & Agency Securities Portfolio (the “Fund”).

DWS Government & Agency Securities Portfolio offers four classes of shares: DWS Government & Agency Money Fund (formerly Deutsche Government & Agency Money Fund), DWS Government Cash Institutional Shares (formerly Deutsche Government Cash Institutional Shares), Government Cash Managed Shares and Service Shares.

The financial highlights for all classes of shares, other than DWS Government Cash Institutional Shares and Government Cash Managed Shares, are provided separately and are available upon request.

The Fund’s investment income, realized gains and losses, and certain Fund-level expenses and expense reductions, if any, are borne pro rata on the basis of relative net assets by the holders of all classes of shares of the Fund, except that each class bears certain expenses unique to that class such as distribution and service fees, services to shareholders and certain other class-specific expenses. Differences in class-level expenses may result in payment of different per share dividends by class. All shares of the Trust have equal rights with respect to voting subject to class-specific arrangements.

The Fund’s financial statements are prepared in accordance with accounting principles generally accepted in the United States of America (“U.S. GAAP”) which require the use of management estimates. Actual results could differ from those estimates. The Fund qualifies as an investment company under Topic 946 of Accounting Standards Codification of U.S. GAAP. The policies described below are followed consistently by the Fund in the preparation of its financial statements.

In October 2018, the Securities and Exchange Commission adopted amendments to certain disclosure requirements in Securities Act Release No. 33-10532, Disclosure Update and Simplification, which is intended to facilitate the disclosure of information to investors and simplify compliance without significantly altering the total mix of information

14	|	DWS Government Cash Institutional Shares Government Cash Managed Shares

provided to investors. Effective with the current reporting period, the Fund adopted the amendments with the impacts being that the Fund is no longer required to present components of distributable earnings on the Statement of Assets and Liabilities or the sources of distributable earnings and the amount of undistributed net investment income on the Statements of Changes in Net Assets.

Security Valuation. Various inputs are used in determining the value of the Fund’s investments. These inputs are summarized in three broad levels. Level 1 includes quoted prices in active markets for identical securities. Level 2 includes other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds and credit risk). Level 3 includes significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments). The level assigned to the securities valuations may not be an indication of the risk or liquidity associated with investing in those securities.

The Fund values all securities utilizing the amortized cost method permitted in accordance with Rule 2a-7 under the 1940 Act and certain conditions therein. Under this method, which does not take into account unrealized capital gains or losses on securities, an instrument is initially valued at its cost and thereafter assumes a constant accretion/amortization rate to maturity of any discount or premium. Securities held by the Fund are reflected as Level 2 because the securities are valued at amortized cost (which approximates fair value) and, accordingly, the inputs used to determine value are not quoted prices in an active market.

Disclosure about the classification of fair value measurements is included in a table following the Fund’s Investment Portfolio.

Repurchase Agreements. The Fund may enter into repurchase agreements, under the terms of a Master Repurchase Agreement, with certain banks and broker/dealers whereby the Fund, through its custodian or a sub-custodian bank, receives delivery of the underlying securities, the amount of which at the time of purchase and each subsequent business day is required to be maintained at such a level that the market value is equal to at least the principal amount of the repurchase price plus accrued interest. The custodial bank or another designated subcustodian bank holds the collateral in a separate account until the agreement matures. If the value of the securities falls below the principal amount of the repurchase agreement plus accrued interest, the financial institution deposits additional collateral by the following business day. If the financial institution either fails to deposit the required additional collateral or fails to repurchase the securities as agreed, the Fund has the right to sell the securities and recover any resulting loss from the financial institution. If the financial institution enters into bankruptcy, the Fund’s claims on the collateral may be subject to legal proceedings.

DWS Government Cash Institutional Shares Government Cash Managed Shares	|	15

As of October 31, 2018, the Fund held repurchase agreements with a gross value of $1,146,200,000. The value of the related collateral exceeded the value of the repurchase agreements at period end. The detail of the related collateral is included in the footnotes following the Fund’s Investment Portfolio.

Federal Income Taxes. The Fund’s policy is to comply with the requirements of the Internal Revenue Code, as amended, which are applicable to regulated investment companies and to distribute all of its taxable and tax-exempt income to its shareholders.

Under the Regulated Investment Company Modernization Act of 2010, net capital losses incurred post-enactment may be carried forward indefinitely, and their character is retained as short-term and/or long-term losses. Previously, net capital losses were carried forward for eight years and treated as short-term losses. As a transition rule, the Act requires that post-enactment net capital losses be used before pre-enactment net capital losses.

At April 30, 2018, DWS Government & Agency Securities Portfolio had a net tax basis pre-enactment capital loss carryforward of approximately $318,000, which may be applied against any realized net taxable capital gains of each succeeding year until fully utilized or until April 30, 2019 (the expiration date), whichever occurs first.

In addition, from November 1, 2017 through April 30, 2018, the Fund elects to defer qualified late year losses of approximately $2,000 of net short-term realized capital losses and treat them as arising in the fiscal year ending April 30, 2019.

At April 30, 2018, DWS Government & Agency Securities Portfolio had an aggregate cost of investments for federal income tax purposes of $4,709,353,293.

The Fund has reviewed the tax positions for the open tax years as of April 30, 2018 and has determined that no provision for income tax and/or uncertain tax positions is required in the Fund’s financial statements. The Fund’s federal tax returns for the prior three fiscal years remain open subject to examination by the Internal Revenue Service.

Distribution of Income. Net investment income of the Fund is declared as a daily dividend and is distributed to shareholders monthly. The Fund may take into account capital gains and losses in its daily dividend declarations. The Fund may also make additional distributions for tax purposes if necessary.

Permanent book and tax basis differences relating to shareholder distributions will result in reclassifications to paid in capital. Temporary book and tax basis differences will reverse in a subsequent period. There were no book-to-tax differences for the Fund.

16	|	DWS Government Cash Institutional Shares Government Cash Managed Shares

The tax character of current year distributions will be determined at the end of the current fiscal year.

Expenses. Expenses of the Trust arising in connection with a specific Fund are allocated to that Fund. Other Trust expenses which cannot be directly attributed to a Fund are apportioned pro rata on the basis of relative net assets among the funds in the Trust.

Contingencies. In the normal course of business, the Fund may enter into contracts with service providers that contain general indemnification clauses. The Fund’s maximum exposure under these arrangements is unknown, as this would involve future claims that may be made against the Fund that have not yet been made. However, based on experience, the Fund expects the risk of loss to be remote.

Other. Investment transactions are accounted for on trade date. Interest income is recorded on the accrual basis. Realized gains and losses from investment transactions are recorded on an identified cost basis. All discounts and premiums are accreted/amortized for both tax and financial reporting purposes.

B. Related Parties

Management Agreement. Under an Amended and Restated Investment Management Agreement with DWS Investment Management Americas, Inc. (formerly Deutsche Investment Management Americas Inc.) (“DIMA” or the “Advisor”), an indirect, wholly owned subsidiary of DWS Group GmbH & Co. KGaA (“DWS Group”), the Advisor directs the investments of the Fund in accordance with its investment objectives, policies and restrictions. The Advisor determines the securities, instruments and other contracts relating to investments to be purchased, sold or entered into by the Fund.

The monthly management fee for the Fund is computed based on the combined average daily net assets of the two funds of the Trust and allocated to the Fund based on its relative net assets, computed and accrued daily and payable monthly, at the following annual rates:

First $500 million of the Funds’ combined average daily net assets	.120%
Next $500 million of such net assets	.100%
Next $1 billion of such net assets	.075%
Next $1 billion of such net assets	.060%
Over $3 billion of such net assets	.050%

Accordingly, for the six months ended October 31, 2018, the fee pursuant to the Investment Management Agreement on DWS Government & Agency Securities Portfolio was equivalent to an annualized rate

DWS Government Cash Institutional Shares Government Cash Managed Shares	|	17

(exclusive of any applicable waivers/reimbursements) of 0.07% of the Fund’s average daily net assets.

The Advisor has agreed to contractually reduce its management fee for the Fund such that the annualized effective rate is limited to 0.05% of the Fund’s average daily net assets.

For the period from May 1, 2018 through September 30, 2019, the Advisor has contractually agreed to waive its fees and/or reimburse certain operating expenses of the DWS Government Cash Institutional Shares and Government Cash Managed Shares to the extent necessary to maintain the total annual operating expenses (excluding certain expenses such as extraordinary expenses, taxes, brokerage and interest) at 0.18% and 0.46%, respectively.

For the period from May 1, 2018 through October 31, 2018, the Advisor had voluntarily agreed to waive its fees and/or reimburse certain operating expenses of the Fund to the extent necessary to maintain the total annual operating expenses (excluding certain expenses such as extraordinary expenses, taxes, brokerage and interest) of DWS Government Cash Institutional Shares at 0.14%.

In addition, the Advisor has agreed to voluntarily waive additional expenses. The voluntary waiver may be changed or terminated at any time without notice. Under these arrangements, the Advisor waived certain expenses on Government Cash Managed Shares.

The Advisor has also agreed to maintain expenses of certain other classes of the Trust. These rates are disclosed in the respective share classes’ semiannual reports that are provided separately and are available upon request.

For the period ended October 31, 2018, fees waived and/or expenses reimbursed for each class are as follows:

DWS Government & Agency Money Fund	$49,150
DWS Government Cash Institutional Shares	1,292,714
Government Cash Managed Shares	65,416
Service Shares	11,289
$1,418,569

Administration Fee. Pursuant to an Administrative Services Agreement, DIMA provides most administrative services to the Fund. For all services provided under the Administrative Services Agreement, the Fund pays the Advisor an annual fee (“Administration Fee”) of 0.10% of the Fund’s average daily net assets, computed and accrued daily and payable

18	|	DWS Government Cash Institutional Shares Government Cash Managed Shares

monthly. For the six months ended October 31, 2018, the Administration Fee was as follows:

Fund	Administration Fee	Unpaid at October 31, 2018
DWS Government & Agency Securities Portfolio	$2,062,017	$259,227

Service Provider Fees. DWS Service Company (“DSC”), an affiliate of the Advisor, is the transfer agent, dividend-paying agent and shareholder service agent for the Fund. Pursuant to a sub-transfer agency agreement between DSC and DST Systems, Inc. (“DST”), DSC has delegated certain transfer agent, dividend-paying agent and shareholder service agent functions to DST. DSC compensates DST out of the shareholder servicing fee it receives from the Fund. For the six months ended October 31, 2018, the amounts charged to the Fund by DSC were as follows:

DWS Government & Agency Securities Portfolio:	Total Aggregated	Unpaid at October 31, 2018
DWS Government & Agency Money Fund	$33,562	$22,822
DWS Government Cash Institutional Shares	308,581	204,398
Government Cash Managed Shares	61,458	38,531
Service Shares	45,585	25,646
	$449,186	$291,397

In addition, for the period ended October 31, 2018, the amount charged to the Fund for recordkeeping and other administrative services provided by unaffiliated third parties, included in the Statement of Operations under “Services to shareholders”, was as follows:

Sub-Recordkeeping	Total Aggregated
DWS Government & Agency Money Fund	$26,326

Distribution Service Agreement. Under the Distribution Service Agreement, in accordance with Rule 12b-1 under the 1940 Act, DWS Distributors, Inc. (“DDI”), an affiliate of the Advisor, receives a fee (“Distribution Fee”), calculated as a percentage of average daily net assets for the shares listed in the following table.

For the six months ended October 31, 2018, the Distribution Fee was as follows:

DWS Government & Agency Securities Portfolio:	Distribution Fee	Unpaid at October 31, 2018	Annualized Rate	Contractual Rate
Service Shares	$110,367	$12,777	.60%	.60%

DWS Government Cash Institutional Shares Government Cash Managed Shares	|	19

In addition, DDI provides information and administrative services for a fee (“Service Fee”) for the shares listed in the following table. A portion of these fees may be paid pursuant to a Rule 12b-1 plan.

For the six months ended October 31, 2018, the Service Fee was as follows:

DWS Government & Agency Securities Portfolio:	Service Fee	Unpaid at October 31, 2018	Annualized Rate	Contractual Rate
Government Cash Managed Shares	$153,743	$20,927	.15%	.15%

Typesetting and Filing Service Fees. Under an agreement with DIMA, DIMA is compensated for providing certain pre-press and regulatory filing services to the Fund. For the six months ended October 31, 2018, the amount charged to the Fund by DIMA included in the Statement of Operations under “Reports to shareholders“ expenses was as follows:

Fund	Total Aggregated	Unpaid at October 31, 2018
DWS Government & Agency Securities Portfolio	$15,534	$15,534

Trustees’ Fees and Expenses. The Fund paid retainer fees to each Trustee not affiliated with the Advisor, plus specified amounts to the Board Chairperson and to each committee Chairperson.

C. Line of Credit

The Fund and other affiliated funds (the “Participants”) share in a $400 million revolving credit facility provided by a syndication of banks. The Fund may borrow for temporary or emergency purposes, including the meeting of redemption requests that otherwise might require the untimely disposition of securities. The Participants are charged an annual commitment fee which is allocated based on net assets, among each of the Participants. Interest is calculated at a rate per annum equal to the sum of the Federal Funds Rate plus 1.25 percent plus, if the one-month LIBOR exceeds the Federal Funds Rate, the amount of such excess. The Fund may borrow up to a maximum of 33 percent of its net assets under the agreement. The Fund had no outstanding loans at October 31, 2018.

20	|	DWS Government Cash Institutional Shares Government Cash Managed Shares

D. Fund Share Transactions

The following table summarizes share and dollar activity in the Fund:

DWS Government & Agency Securities Portfolio

	Six Months Ended October 31, 2018		Year Ended April 30, 2018
	Shares	Dollars	Shares	Dollars

Shares sold
DWS Government & Agency Money Fund	126,034,459	$126,034,459	143,710,246	$143,710,246
DWS Government Cash Institutional Shares	56,659,421,568	56,659,421,568	88,074,168,877	88,074,168,877
Government Cash Managed Shares	540,073,171	540,073,171	1,105,848,695	1,105,848,695
Service Shares	83,683,189	83,683,189	217,149,610	217,149,610
Account Maintenance Fees	—	—	—	(59)
		$57,409,212,387		$89,540,877,369

Shares issued to shareholders in reinvestment of distributions
DWS Government & Agency Money Fund	1,289,716	$1,289,716	1,336,368	$1,336,368
DWS Government Cash Institutional Shares	4,990,218	4,990,218	5,866,419	5,866,419
Government Cash Managed Shares	614,452	614,452	596,039	596,039
Service Shares	161,304	161,304	114,876	114,876
		$7,055,690		$7,913,702

Shares redeemed
DWS Government & Agency Money Fund	(74,326,575)	$(74,326,575)	(158,011,883)	$(158,011,883)
DWS Government Cash Institutional Shares	(58,279,706,428)	(58,279,706,428)	(87,965,664,489)	(87,965,664,489)
Government Cash Managed Shares	(569,097,172)	(569,097,172)	(1,118,258,613)	(1,118,258,613)
Service Shares	(117,325,223)	(117,325,223)	(203,068,716)	(203,068,716)
		$(59,040,455,398)		$(89,445,003,701)

DWS Government Cash Institutional Shares Government Cash Managed Shares	|	21

	Six Months Ended October 31, 2018		Year Ended April 30, 2018
	Shares	Dollars	Shares	Dollars

Net increase (decrease)
DWS Government & Agency Money Fund	52,997,600	$52,997,600	(12,965,269)	$(12,965,269)
DWS Government Cash Institutional Shares	(1,615,294,642)	(1,615,294,642)	114,370,807	114,370,807
Government Cash Managed Shares	(28,409,549)	(28,409,549)	(11,813,879)	(11,813,879)
Service Shares	(33,480,730)	(33,480,730)	14,195,770	14,195,770
Account Maintenance Fees	—	—	—	(59)
		$(1,624,187,321)		$103,787,370

E. Ownership of the Fund

From time to time, the Fund may have a concentration of several shareholder accounts holding a significant percentage of shares outstanding. Investment activities of these shareholders could have a material impact on the Fund.

At October 31, 2018, 22% of the outstanding shares of the Fund was held by other affiliated DWS funds shareholder accounts as a cash management vehicle for the cash collateral received in connection with the securities lending program of the DWS family of funds.

22	|	DWS Government Cash Institutional Shares Government Cash Managed Shares

Information About Your Fund’s Expenses

As an investor of the Fund, you incur two types of costs: ongoing expenses and transaction costs. Ongoing expenses include management fees, distribution and service (12b-1) fees and other Fund expenses. Examples of transaction costs include account maintenance fees, which are not shown in this section. The following tables are intended to help you understand your ongoing expenses (in dollars) of investing in the Fund and to help you compare these expenses with the ongoing expenses of investing in other mutual funds. In the most recent six-month period, the Fund limited these expenses; had it not done so, expenses would have been higher for the DWS Government Cash Institutional Shares and the Government Cash Managed Shares. The example in the table is based on an investment of $1,000 invested at the beginning of the six-month period and held for the entire period (May 1, 2018 to October 31, 2018).

The tables illustrate your Fund’s expenses in two ways:

–

Actual Fund Return. This helps you estimate the actual dollar amount of ongoing expenses (but not transaction costs) paid on a $1,000 investment in the Fund using the Fund’s actual return during the period. To estimate the expenses you paid over the period, simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the “Expenses Paid per $1,000” line under the share class you hold.

–

Hypothetical 5% Fund Return. This helps you to compare your Fund’s ongoing expenses (but not transaction costs) with those of other mutual funds using the Fund’s actual expense ratio and a hypothetical rate of return of 5% per year before expenses. Examples using a 5% hypothetical fund return may be found in the shareholder reports of other mutual funds. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period.

Please note that the expenses shown in these tables are meant to highlight your ongoing expenses only and do not reflect any transaction costs. The “Expenses Paid per $1,000” line of the tables is useful in comparing ongoing expenses only and will not help you determine the relative total expense of owning different funds. If these transaction costs had been included, your costs would have been higher.

DWS Government Cash Institutional Shares Government Cash Managed Shares	|	23

Expenses and Value of a $1,000 Investment for the six months ended October 31, 2018 (Unaudited)

Actual Fund Return	DWS Government Cash Institutional Shares	Government Cash Managed Shares
Beginning Account Value 5/1/18	$1,000.00	$1,000.00
Ending Account Value 10/31/18	$1,009.24	$1,008.23
Expenses Paid per $1,000*	$.71	$1.72

Hypothetical 5% Fund Return
Beginning Account Value 5/1/18	$1,000.00	$1,000.00
Ending Account Value 10/31/18	$1,024.50	$1,023.49
Expenses Paid per $1,000*	$.71	$1.73

*

Expenses are equal to the Fund’s annualized expense ratio for each share class, multiplied by the average account value over the period, multiplied by 184 (the number of days in the most recent six-month period), then divided by 365.

Annualized Expense Ratios
DWS Government Cash Institutional Shares	.14%
Government Cash Managed Shares	.34%

For more information, please refer to each Fund’s prospectus.

For an analysis of the fees associated with an investment in the Fund or similar funds, please refer to http://apps.finra.org/fundanalyzer/1/fa.aspx.

24	|	DWS Government Cash Institutional Shares Government Cash Managed Shares

Other Information

Proxy Voting

The Fund’s policies and procedures for voting proxies for portfolio securities and information about how the Fund voted proxies related to its portfolio securities during the most recent 12-month period ended June 30 are available on our Web site — dws.com/en-us/resources/proxy-voting — or on the SEC’s Web site — sec.gov. To obtain a written copy of the Fund’s policies and procedures without charge, upon request, call us toll free at (800) 728-3337.

Portfolio Holdings

Following the Fund’s fiscal first and third quarter-end, a complete portfolio holdings listing is filed with the SEC on Form N-Q. In addition, each month, information about the Fund and its portfolio holdings is filed with the SEC on Form N-MFP. The SEC delays the public availability of the information filed on Form N-MFP for 60 days after the end of the reporting period included in the filing. These forms will be available on the SEC’s Web site at sec.gov. The Fund’s portfolio holdings are also posted on dws.com from time to time. Please see the Fund’s current prospectus for more information.

DWS Government Cash Institutional Shares Government Cash Managed Shares	|	25

Advisory Agreement Board Considerations and Fee Evaluation

The Board of Trustees (hereinafter referred to as the “Board” or “Trustees”) approved the renewal of DWS Government & Agency Securities Portfolio’s (the “Fund”) investment management agreement (the “Agreement”) with DWS Investment Management Americas, Inc. (“DIMA”) in September 2018.

In terms of the process that the Board followed prior to approving the Agreement, shareholders should know that:

–	During the entire process, all of the Fund’s Trustees were independent of DIMA and its affiliates (the “Independent Trustees”).

–

The Board met frequently during the past year to discuss fund matters and dedicated a substantial amount of time to contract review matters. Over the course of several months, the Board’s Contract Committee reviewed extensive materials received from DIMA, independent third parties and independent counsel. These materials included an analysis of the Fund’s performance, fees and expenses, and profitability from a fee consultant retained by the Fund’s Independent Trustees (the “Fee Consultant”). Based on its evaluation of the information provided, the Contract Committee presented its findings and recommendations to the Board. The Board then reviewed the Contract Committee’s findings and recommendations.

–	The Board also received extensive information throughout the year regarding performance of the Fund.

–

The Independent Trustees regularly met privately with counsel to discuss contract review and other matters. In addition, the Independent Trustees were advised by the Fee Consultant in the course of their review of the Fund’s contractual arrangements and considered a comprehensive report prepared by the Fee Consultant in connection with their deliberations.

–

In connection with reviewing the Agreement, the Board also reviewed the terms of the Fund’s Rule 12b-1 plan, distribution agreement, administrative services agreement, transfer agency agreement and other material service agreements.

In connection with the contract review process, the Contract Committee and the Board considered the factors discussed below, among others. The Board also considered that DIMA and its predecessors have managed the Fund since its inception, and the Board believes that a long-term relationship with a capable, conscientious advisor is in the best interests of the Fund. The Board considered, generally, that shareholders chose to

26	|	DWS Government Cash Institutional Shares Government Cash Managed Shares

invest or remain invested in the Fund knowing that DIMA managed the Fund. DIMA is part of DWS Group GmbH & Co. KGaA (“DWS Group”). DWS Group is a global asset management business that offers a wide range of investing expertise and resources, including research capabilities in many countries throughout the world. In 2018, approximately 20% of DWS Group’s shares were sold in an initial public offering, with Deutsche Bank AG owning the remaining shares.

As part of the contract review process, the Board carefully considered the fees and expenses of each DWS fund overseen by the Board in light of the fund’s performance. In many cases, this led to the negotiation and implementation of expense caps. As part of these negotiations, the Board indicated that it would consider relaxing these caps in future years following sustained improvements in performance, among other considerations.

While shareholders may focus primarily on fund performance and fees, the Fund’s Board considers these and many other factors, including the quality and integrity of DIMA’s personnel and administrative support services provided by DIMA, such as back-office operations, fund valuations, and compliance policies and procedures.

Nature, Quality and Extent of Services. The Board considered the terms of the Agreement, including the scope of advisory services provided under the Agreement. The Board noted that, under the Agreement, DIMA provides portfolio management services to the Fund and that, pursuant to a separate administrative services agreement, DIMA provides administrative services to the Fund. The Board considered the experience and skills of senior management and investment personnel and the resources made available to such personnel. The Board reviewed the Fund’s performance over short-term and long-term periods and compared those returns to various agreed-upon performance measures, including a peer universe compiled using information supplied by iMoneyNet, an independent fund data service. The Board also noted that it has put into place a process of identifying “Funds in Review” (e.g., funds performing poorly relative to a peer universe), and receives additional reporting from DIMA regarding such funds and, where appropriate, DIMA’s plans to address underperformance. The Board believes this process is an effective manner of identifying and addressing underperforming funds. Based on the information provided, the Board noted that, for the one- and three-year periods ended December 31, 2017, the Fund’s gross performance (Service Shares) was in the 2nd quartile of the applicable iMoneyNet universe (the 1st quartile being the best performers and the 4th quartile being the worst performers).

Fees and Expenses. The Board considered the Fund’s investment management fee schedule, operating expenses and total expense ratios, and comparative information provided by Broadridge Financial Solutions, Inc. (“Broadridge”) and the Fee Consultant regarding investment management fee rates paid to other investment advisors by similar funds

DWS Government Cash Institutional Shares Government Cash Managed Shares	|	27

(1st quartile being the most favorable and 4th quartile being the least favorable). With respect to management fees paid to other investment advisors by similar funds, the Board noted that the contractual fee rates paid by the Fund, which include a 0.10% fee paid to DIMA under the Fund’s administrative services agreement, were lower than the median (1st quartile) of the applicable Broadridge peer group (based on Broadridge data provided as of December 31, 2017). Based on Broadridge data provided as of December 31, 2017, the Board noted that the Fund’s total operating expenses (excluding 12b-1 fees and/or shareholder administration fees, if applicable) were lower than the median of the applicable Broadridge expense universe (less any applicable 12b-1 fees) for the following share classes: DWS Government Cash Institutional Shares (2nd quartile) and Government Cash Managed Shares (2nd quartile) and higher than the median of the applicable Broadridge expense universe (less any applicable 12b-1 fees) for the following share classes: Service Shares (4th quartile) and DWS Government & Agency Money Fund shares (3rd quartile). The Board noted the expense limitations agreed to by DIMA. The Board also noted the voluntary fee waivers implemented by DIMA prior to December 31, 2017 to ensure the Fund maintained a positive yield. The Board considered the Fund’s management fee rate as compared to fees charged by DIMA to comparable DWS U.S. registered funds (“DWS Funds”) and considered differences between the Fund and the comparable DWS Funds. The information requested by the Board as part of its review of fees and expenses also included information about institutional accounts (including any sub-advised funds and accounts) and funds offered primarily to European investors (“DWS Europe Funds”) managed by DWS Group. The Board noted that DIMA indicated that DWS Group does not manage any institutional accounts or DWS Europe Funds comparable to the Fund.

On the basis of the information provided, the Board concluded that management fees were reasonable and appropriate in light of the nature, quality and extent of services provided by DIMA.

Profitability. The Board reviewed detailed information regarding revenues received by DIMA under the Agreement. The Board considered the estimated costs to DIMA, and pre-tax profits realized by DIMA, from advising the DWS Funds, as well as estimates of the pre-tax profits attributable to managing the Fund in particular. The Board also received information regarding the estimated enterprise-wide profitability of DIMA and its affiliates with respect to all fund services in totality and by fund. The Board and the Fee Consultant reviewed DIMA’s methodology in allocating its costs to the management of the Fund. Based on the information provided, the Board concluded that the pre-tax profits realized by DIMA in connection with the management of the Fund were not unreasonable. The Board also reviewed certain publicly available information regarding the profitability of certain similar investment

28	|	DWS Government Cash Institutional Shares Government Cash Managed Shares

management firms. The Board noted that, while information regarding the profitability of such firms is limited (and in some cases is not necessarily prepared on a comparable basis), DIMA and its affiliates’ overall profitability with respect to the DWS Funds (after taking into account distribution and other services provided to the funds by DIMA and its affiliates) was lower than the overall profitability levels of most comparable firms for which such data was available.

Economies of Scale. The Board considered whether there are economies of scale with respect to the management of the Fund and whether the Fund benefits from any economies of scale. The Board noted that the Fund’s investment management fee schedule includes fee breakpoints. The Board concluded that the Fund’s fee schedule represents an appropriate sharing between the Fund and DIMA of such economies of scale as may exist in the management of the Fund at current asset levels.

Other Benefits to DIMA and Its Affiliates. The Board also considered the character and amount of other incidental or “fall-out” benefits received by DIMA and its affiliates, including any fees received by DIMA for administrative services provided to the Fund, any fees received by an affiliate of DIMA for transfer agency services provided to the Fund and any fees received by an affiliate of DIMA for distribution services. The Board also considered benefits to DIMA related to brokerage and soft-dollar allocations, including allocating brokerage to pay for research generated by parties other than the executing broker dealers, which pertain primarily to funds investing in equity securities. In addition, the Board considered the incidental public relations benefits to DIMA related to DWS Funds advertising and cross-selling opportunities among DIMA products and services. The Board considered these benefits in reaching its conclusion that the Fund’s management fees were reasonable.

Compliance. The Board considered the significant attention and resources dedicated by DIMA to its compliance processes in recent years. The Board noted in particular (i) the experience, seniority and time commitment of the individuals serving as DIMA’s and the Fund’s chief compliance officers and (ii) the substantial commitment of resources by DIMA and its affiliates to compliance matters, including the retention of compliance personnel.

Based on all of the information considered and the conclusions reached, the Board unanimously determined that the continuation of the Agreement is in the best interests of the Fund. In making this determination, the Board did not give particular weight to any single factor identified above. The Board considered these factors over the course of numerous meetings, certain of which were in executive session with only the Independent Trustees and counsel present. It is possible that individual Independent Trustees may have weighed these factors differently in reaching their individual decisions to approve the continuation of the Agreement.

DWS Government Cash Institutional Shares Government Cash Managed Shares	|	29

Privacy Statement

FACTS	What Does DWS Do With Your Personal Information?
Why?	Financial companies choose how they share your personal information. Federal law gives consumers the right to limit some but not all sharing. Federal law also requires us to tell you how we collect, share and protect your personal information. Please read this notice carefully to understand what we do.
What?

The types of personal information we collect and share can include:

– Social Security number

– Account balances

– Purchase and transaction history

– Bank account information

– Contact information such as mailing address, e-mail address and telephone number

How?	All financial companies need to share customers’ personal information to run their everyday business. In the section below, we list the reasons financial companies can share their customers’ personal information, the reasons DWS chooses to share and whether you can limit this sharing.

Reasons we can share your personal information	Does DWS share?	Can you limit this sharing?
For our everyday business purposes — such as to process your transactions, maintain your account(s), respond to court orders or legal investigations	Yes	No
For our marketing purposes — to offer our products and services to you	Yes	No
For joint marketing with other financial companies	No	We do not share
For our affiliates’ everyday business purposes — information about your transactions and experiences	No	We do not share
For our affiliates’ everyday business purposes — information about your creditworthiness	No	We do not share
For non-affiliates to market to you	No	We do not share

Questions?	Call (800) 728-3337 or e-mail us at service@dws.com

30	|	DWS Government Cash Institutional Shares Government Cash Managed Shares

Who we are
Who is providing this notice?	DWS Distributors, Inc; DWS Investment Management Americas, Inc.; DWS Trust Company; the DWS Funds
What we do
How does DWS protect my personal information?	To protect your personal information from unauthorized access and use, we use security measures that comply with federal law. These measures include computer safeguards and secured files and buildings.
How does DWS collect my personal information?

We collect your personal information, for example, when you:

– open an account

– give us your contact information

– provide bank account information for ACH or wire transactions

– tell us where to send money

– seek advice about your investments

Why can’t I limit all sharing?

Federal law gives you the right to limit only

– sharing for affiliates’ everyday business purposes

– information about your creditworthiness

– affiliates from using your information to market to you

– sharing for non-affiliates to market to you

State laws and individual companies may give you additional rights to limit sharing.

Definitions
Affiliates	Companies related by common ownership or control. They can be financial or non-financial companies. Our affiliates include financial companies with the DWS or Deutsche Bank (“DB”) name, such as DB AG Frankfurt.
Non-affiliates	Companies not related by common ownership or control. They can be financial and non-financial companies. Non-affiliates we share with include account service providers, service quality monitoring services, mailing service providers and verification services to help in the fight against money laundering and fraud.
Joint marketing	A formal agreement between non-affiliated financial companies that together market financial products or services to you. DWS does not jointly market.

Rev. 3/2018, as amended 7/2018

DWS Government Cash Institutional Shares Government Cash Managed Shares	|	31

DGCF-3

(R-033435-6 12/18)

October 31, 2018

Semiannual Report

to Shareholders

DWS Government & Agency Securities Portfolio

(formerly Deutsche Government & Agency Securities Portfolio)

DWS Government & Agency Money Fund

(formerly Deutsche Government & Agency Money Fund)

Contents

3	Portfolio Summary
4	Investment Portfolio
8	Statement of Assets and Liabilities
10	Statement of Operations
11	Statements of Changes in Net Assets
12	Financial Highlights

13	Notes to Financial Statements
22	Information About Your Fund’s Expenses
24	Other Information
25	Advisory Agreement Board Considerations and Fee Evaluation
29	Privacy Statement

This report must be preceded or accompanied by a prospectus. To obtain a summary prospectus, if available, or prospectus for any of our funds, visit dws.com. We advise you to consider the Fund’s objectives, risks, charges and expenses carefully before investing. The summary prospectus and prospectus contain this and other important information about the Fund. Please read the prospectus carefully before you invest.

You could lose money by investing in the Fund. Although the Fund seeks to preserve the value of your investment at $1.00 per share, it cannot guarantee it will do so. An investment in the Fund is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency. The Fund’s sponsor has no legal obligation to provide financial support to the Fund, and you should not expect that the sponsor will provide financial support to the Fund at any time. You should not rely on or expect the Advisor to enter into support agreements or take other actions to maintain the Fund’s $1.00 share price. The credit quality of the Fund’s holdings can change rapidly in certain markets, and the default of a single holding could have an adverse impact on the Fund’s share price. The Fund’s share price can also be negatively affected during periods of high redemption pressures and/or illiquid markets. The actions of a few large investors in one class of shares of the Fund may have a significant adverse effect on the share prices of all classes of shares of the Fund. Please read the prospectus for specific details regarding the Fund’s risk profile.

The brand DWS represents DWS Group GmbH & Co. KGaA and any of its subsidiaries such as DWS Distributors, Inc. which offers investment products or DWS Investment Management Americas, Inc. and RREEF America L.L.C. which offer advisory services.

NOT FDIC/NCUA INSURED     NO BANK GUARANTEE     MAY LOSE VALUE

NOT A DEPOSIT     NOT INSURED BY ANY FEDERAL GOVERNMENT AGENCY

2	|	DWS Government & Agency Money Fund

Portfolio Summary	(Unaudited)

DWS Government & Agency Securities Portfolio

Asset Allocation (As a % of Investment Portfolio)	10/31/18	4/30/18
Government & Agency Obligations	63%	82%
Repurchase Agreements	37%	18%
	100%	100%

Weighted Average Maturity	10/31/18	4/30/18
Cash Account Trust — DWS Government & Agency
Securities Portfolio	29 days	33 days
iMoneyNet Government & Agencies Retail Money Fund Average*	30 days	31 days

*

The Fund is compared to its respective iMoney Net Category: Government & Agencies Retail Money Fund Average consists of all non-institutional government money market funds. Category includes the most broadly based of the government retail funds. These funds can invest in U.S. Treasuries, U.S. Other, Repos, whether or not they are backed by U.S. Treasuries and government-backed Floating Rate Notes.

Weighted average maturity, also known as effective maturity, is the weighted average of the maturity date of bonds held by the Fund taking into consideration any available maturity shortening features.

Portfolio holdings and characteristics are subject to change.

For more complete details about the Fund’s holdings, see pages 4–7. A quarterly Fact Sheet is available on dws.com or upon request.

DWS Government & Agency Money Fund	|	3

Investment Portfolio	as of October 31, 2018 (Unaudited)

DWS Government & Agency Securities Portfolio

	Principal Amount ($)	Value ($)
Government & Agency Obligations 63.2%
U.S. Government Sponsored Agencies 55.4%
Federal Farm Credit Bank:
1-month LIBOR minus 0.165%, 2.096%**, 11/2/2018	25,000,000	24,999,998
1-month LIBOR minus 0.145%, 2.149%**, 2/26/2019	30,000,000	29,999,614
1-month LIBOR minus 0.145%, 2.15%**, 3/29/2019	22,000,000	22,000,000
1-month LIBOR minus 0.135%, 2.152%**, 4/11/2019	89,500,000	89,500,000
1-month LIBOR minus 0.123%, 2.156%**, 8/13/2019	25,000,000	25,000,000
3-month LIBOR minus 0.180%, 2.163%**, 11/1/2019	25,000,000	25,000,000
1-month LIBOR minus 0.110%, 2.173%**, 3/12/2019	28,000,000	27,999,454
1-month LIBOR minus 0.095%, 2.186%**, 7/25/2019	12,000,000	11,999,889
1-month LIBOR minus 0.075%, 2.204%**, 11/5/2019	18,000,000	17,998,137
1-month LIBOR minus 0.070%, 2.207%**, 1/9/2019	25,000,000	25,000,000
1-month LIBOR minus 0.075%, 2.22%**, 4/29/2019	27,000,000	26,999,333
1-month LIBOR plus 0.040%, 2.324%**, 1/10/2019	22,250,000	22,253,017
1-month LIBOR plus 0.190%, 2.47%**, 6/20/2019	30,000,000	30,051,021
3-month U.S. Treasury Bill Money Market Yield plus 0.280%, 2.599%**, 11/13/2018	38,500,000	38,500,000
2.626%*, 8/21/2019	10,000,000	9,789,203
Federal Home Loan Bank:
3-month LIBOR minus 0.310%, 2.021%**, 3/11/2019	40,000,000	40,000,000
3-month LIBOR minus 0.330%, 2.023%**, 12/21/2018	39,000,000	39,000,000
2.066%*, 11/7/2018	16,500,000	16,494,395
3-month LIBOR minus 0.330%, 2.09%**, 1/11/2019	45,000,000	45,000,000
3-month LIBOR minus 0.310%, 2.11%**, 1/11/2019	50,000,000	50,000,000
3-month LIBOR minus 0.190%, 2.125%**, 8/28/2019	35,000,000	35,000,000
2.128%*, 11/28/2018	25,000,000	24,960,644
2.139%*, 12/7/2018	12,500,000	12,473,625
1-month LIBOR minus 0.135%, 2.145%**, 11/16/2018	48,000,000	48,000,000
1-month LIBOR minus 0.130%, 2.15%**, 3/22/2019	57,250,000	57,250,000
1-month LIBOR minus 0.125%, 2.155%**, 6/21/2019	40,000,000	40,000,000
1-month LIBOR minus 0.110%, 2.17%**, 2/22/2019	60,500,000	60,500,000
1-month LIBOR minus 0.100%, 2.181%**, 3/8/2019	35,000,000	35,000,000
2.184%*, 12/19/2018	60,000,000	59,827,680
1-month LIBOR minus 0.090%, 2.189%**, 4/5/2019	55,000,000	55,000,000
1-month LIBOR minus 0.090%, 2.191%**, 11/8/2018	30,000,000	30,000,000
1-month LIBOR minus 0.080%, 2.194%**, 2/4/2019	24,200,000	24,200,000
1-month LIBOR minus 0.080%, 2.194%**, 4/4/2019	40,000,000	40,000,000
1-month LIBOR minus 0.085%, 2.195%**, 9/13/2019	38,000,000	38,000,000
2.225%*, 1/18/2019	12,500,000	12,440,552

The accompanying notes are an integral part of the financial statements.

4	|	DWS Government & Agency Money Fund

	Principal Amount ($)	Value ($)
1-month LIBOR minus 0.045%, 2.242%**, 1/24/2019	10,000,000	10,002,017
Step-Up Coupon, 2.28% to 12/20/2018, 2.53% to 3/20/2019, 2.78% to 6/20/2019, 3.03% to 9/20/019	35,000,000	35,000,000
2.342%*, 3/20/2019	11,000,000	10,901,889
2.393%*, 3/11/2019	30,000,000	29,744,333
2.490%*, 5/6/2019	20,000,000	19,998,634
2.596%*, 7/29/2019	35,000,000	34,328,000
Federal Home Loan Mortgage Corp.:
2.144%*, 12/19/2018	12,000,000	11,966,160
2.149%*, 12/19/2018	60,000,000	59,830,400
1-month LIBOR minus 0.150%, 2.13%**, 2/13/2019	45,000,000	45,000,000
1-month LIBOR minus 0.150%, 2.133%**, 2/12/2019	20,000,000	20,000,000
1-month LIBOR minus 0.130%, 2.15%**, 11/21/2018	40,000,000	39,998,847
1-month LIBOR minus 0.100%, 2.181%**, 8/8/2019	118,000,000	117,989,682
1-month LIBOR minus 0.110%, 2.185%**, 5/28/2019	33,000,000	33,000,000
1-month LIBOR minus 0.100%, 2.187%**, 3/18/2019	32,000,000	32,000,000
Step-Up Coupon, 2.28% to 12/20/2018, 2.53% to 3/20/2019, 2.78% to 6/20/2019, 3.03% to 9/20/2019	14,600,000	14,600,000
Federal National Mortgage Association:
SOFR plus 0.070%, 2.25%**, 10/30/2019	5,000,000	5,000,000
SOFR plus 0.100%, 2.28%**, 4/30/2020	5,000,000	5,000,000

		1,714,596,524

U.S. Treasury Obligations 7.8%
U.S. Treasury Bills:
2.225%*, 2/14/2019	22,000,000	21,859,154
2.368%*, 3/21/2019	35,000,000	34,682,113
2.368%*, 3/21/2019	35,000,000	34,682,044
2.424%*, 4/11/2019	35,000,000	34,625,742
2.424%*, 4/11/2019	35,000,000	34,625,899
U.S. Treasury Floating Rate Notes:
3-month U.S. Treasury Bill Money Market Yield plus 0.070%, 2.383%**, 4/30/2019	40,000,000	40,027,856
3-month U.S. Treasury Bill Money Market Yield plus 0.140%, 2.453%**, 1/31/2019	40,000,000	40,020,529

		240,523,337
Total Government & Agency Obligations (Cost $1,955,119,861)		1,955,119,861

The accompanying notes are an integral part of the financial statements.

DWS Government & Agency Money Fund	|	5

	Principal Amount ($)	Value ($)
Repurchase Agreements 37.1%
BNP Paribas, 2.19%, dated 10/31/2018, to be repurchased at $633,038,508 on 11/1/2018 (a)	633,000,000	633,000,000
Wells Fargo Bank, 2.21%, dated 10/31/2018, to be repurchased at $513,213,505 on 11/1/2018 (b)	513,200,000	513,200,000

Total Repurchase Agreements (Cost $1,146,200,000)		1,146,200,000

	% of Net Assets	Value ($)
Total Investment Portfolio (Cost $3,101,319,861)	100.3	3,101,319,861
Other Assets and Liabilities, Net	(0.3)	(8,669,911)

Net Assets	100.0	3,092,649,950

*	Annualized yield at time of purchase; not a coupon rate.

**	Floating rate security. These securities are shown at their current rate as of October 31, 2018.

(a)	Collateralized by:

Principal Amount ($)	Security	Rate (%)	Maturity Date	Collateral Value ($)
70,771,600	U.S. Treasury Bills	Zero Coupon	11/8/2018–5/23/2019	70,289,328
62,906,200	U.S. Treasury Bonds	1.375–8.125	8/15/2019–2/15/2048	59,092,229
3,398,700	U.S. Treasury Inflation-Indexed Bonds	0.125–2.125	1/15/2019–1/15/2026	3,809,781
517,052,500	U.S. Treasury Notes	0.75–3.75	11/15/2018–8/15/2028	512,468,625
175	U.S. Treasury STRIPS	Zero Coupon	8/15/2021–2/15/2044	126
Total Collateral Value				645,660,089

(b)	Collateralized by:

Principal Amount ($)	Security	Rate (%)	Maturity Date	Collateral Value ($)
28,199,184	FHLMC Multifamily Structured Pass-Through Certificates	0.95–1.275	6/25/2021–7/25/2033	1,605,918
510,759	FICO STRIPS	Zero Coupon	11/2/2018	510,682
325,449,656	FREMF Mortgage Trust	0.1–5.011	11/25/2023–4/25/2051	15,488,332
34,213	Federal Home Loan Banks	2.735	04/20/2022	33,966
51,080,700	Federal Home Loan Mortgage Corp.	Zero Coupon–6.0	8/15/2027–6/1/2048	50,129,742

The accompanying notes are an integral part of the financial statements.

6	|	DWS Government & Agency Money Fund

Principal Amount ($)	Security	Rate (%)	Maturity Date	Collateral Value ($)
30,978,004	Federal Home Loan Mortgage Corp. — Interest Only	3.0–5.5	11/15/2031–4/15/2046	5,119,403
404,972,205	Federal National Mortgage Association	1.25–7.5	5/1/2019–11/1/2048	406,815,952
35,995,331	Federal National Mortgage Association — Interest Only	3.5–1008	5/25/2022–8/25/2047	7,066,439
342	Federal National Mortgage Association STRIPS	Zero Coupon	05/15/2025	275
36,742,957	Government National Mortgage Association	2.5–7.5	5/20/2026–10/20/2048	36,679,984
17,107	Resolution Funding Corp. Interest STRIPS	Zero Coupon	04/15/2026	13,307
Total Collateral Value				523,464,000

Interest Only: Interest Only (IO) bonds represent the “interest only” portion of payments on a pool of underlying mortgages or mortgage-backed securities. IO securities are subject to prepayment risk of the pool of underlying mortgages.

LIBOR: London Interbank Offered Rate

SOFR: Secured Overnight Financing Rate

STRIPS: Separate Trading of Registered Interest and Principal Securities

Fair Value Measurements

Various inputs are used in determining the value of the Fund’s investments. These inputs are summarized in three broad levels. Level 1 includes quoted prices in active markets for identical securities. Level 2 includes other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds and credit risk). Level 3 includes significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments). The level assigned to the securities valuations may not be an indication of the risk or liquidity associated with investing in those securities. Securities held by the Fund are reflected as Level 2 because the securities are valued at amortized cost (which approximates fair value) and, accordingly, the inputs used to determine value are not quoted prices in an active market.

The following is a summary of the inputs used as of October 31, 2018 in valuing the Fund’s investments. For information on the Fund’s policy regarding the valuation of investments, please refer to the Security Valuation section of Note A in the accompanying Notes to Financial Statements.

Assets	Level 1	Level 2	Level 3	Total
Investments in Securities (c)	$—	$1,955,119,861	$—	$1,955,119,861
Repurchase Agreements	—	1,146,200,000	—	1,146,200,000
Total	$—	$3,101,319,861	$—	$3,101,319,861

(c)	See Investment Portfolio for additional detailed categorizations.

The accompanying notes are an integral part of the financial statements.

DWS Government & Agency Money Fund	|	7

Statement of Assets and Liabilities

as of October 31, 2018 (Unaudited)

Assets	DWS Government & Agency Securities Portfolio
Investments in securities, valued at amortized cost	$1,955,119,861
Repurchased agreements, valued at amortized cost	1,146,200,000
Cash	2,152,519
Receivable for Fund shares sold	11,970,445
Interest receivable	2,163,087
Other assets	48,312
Total assets	3,117,654,224

Liabilities
Payable for investments purchased	19,998,634
Payable for Fund shares redeemed	664,136
Distributions payable	3,467,792
Accrued Management Fee	1,691
Accrued Trustees’ fees	77,669
Other accrued expenses and payables	794,352
Total liabilities	25,004,274
Net assets, at value	$3,092,649,950

Net Assets Consist of
Distributable earnings (loss)	(122,411)
Paid-in capital	3,092,772,361
Net assets, at value	$3,092,649,950

The accompanying notes are an integral part of the financial statements.

8	|	DWS Government & Agency Money Fund

Statement of Assets and Liabilities as of October 31, 2018 (Unaudited) (continued)

Net Asset Value	DWS Government & Agency Securities Portfolio
DWS Government & Agency Money Fund
Net Asset Value, offering and redemption price per share ($185,447,382 ÷ 185,448,599 outstanding shares of beneficial interest, no par value, unlimited number of shares authorized)	$1.00
DWS Government Cash Institutional Shares
Net Asset Value, offering and redemption price per share ($2,735,182,491 ÷ 2,735,201,621 outstanding shares of beneficial interest, no par value, unlimited number of shares authorized)	$1.00
Government Cash Managed Shares
Net Asset Value, offering and redemption price per share ($159,269,444 ÷ 159,270,558 outstanding shares of beneficial interest, no par value, unlimited number of shares authorized)	$1.00
Service Shares
Net Asset Value, offering and redemption price per share ($12,750,633 ÷ 12,750,723 outstanding shares of beneficial interest, no par value, unlimited number of shares authorized)	$1.00

The accompanying notes are an integral part of the financial statements.

DWS Government & Agency Money Fund	|	9

Statement of Operations

for the six months ended October 31, 2018 (Unaudited)

Investment Income	DWS Government & Agency Securities Portfolio
Income:
Interest	$40,073,071
Expenses:
Management fee	1,463,346
Administration fee	2,062,017
Services to shareholders	493,702
Distribution and service fees	264,110
Custodian fee	27,442
Professional fees	90,032
Reports to shareholders	47,698
Registration fees	46,230
Trustees’ fees and expenses	117,036
Other	105,092
Total expenses before expense reductions	4,716,705
Expense reductions	(1,418,569)
Total expenses after expense reductions	3,298,136
Net investment income	36,774,935
Net realized gain (loss) from investments	(7,544)
Net increase (decrease) in net assets resulting from operations	$36,767,391

The accompanying notes are an integral part of the financial statements.

10	|	DWS Government & Agency Money Fund

Statements of Changes in Net Assets

	DWS Government & Agency Securities Portfolio
Increase (Decrease) in Net Assets	Six Months Ended October 31, 2018 (Unaudited)	Year Ended April 30, 2018

Operations:
Net investment income	$36,774,935	$49,932,527
Net realized gain (loss)	(7,544)	14,967
Net increase in net assets resulting from operations	36,767,391	49,947,494
Distributions to shareholders:
DWS Government & Agency Money Fund	(1,311,916)	(1,360,880)
DWS Government Cash Institutional Shares	(33,628,437)	(46,766,865)
Government Cash Managed Shares	(1,656,779)	(1,689,030)
Service Shares	(178,487)	(115,061)
Total distributions	(36,775,619)	(49,931,836)*
Fund share transactions:
Proceeds from shares sold	57,409,212,387	89,540,877,369
Reinvestment of distributions	7,055,690	7,913,702
Cost of shares redeemed	(59,040,455,398)	(89,445,003,701)
Net increase (decrease) in net assets from Fund share transactions	(1,624,187,321)	103,787,370
Increase (decrease) in net assets	(1,624,195,549)	103,803,028
Net assets at beginning of period	4,716,845,499	4,613,042,471
Net assets at end of period	$3,092,649,950	$4,716,845,499 **

*	Includes distributions from net investment income.

**	Includes undistributed net investment income of $205,206.

The accompanying notes are an integral part of the financial statements.

DWS Government & Agency Money Fund	|	11

Financial Highlights

DWS Government & Agency Securities Portfolio

DWS Government & Agency Money Fund

	Six Months Ended 10/31/18		Years Ended April 30,
	(Unaudited)		2018		2017		2016		2015		2014

Selected Per Share Data
Net asset value, beginning of period	$1.00		$1.00		$1.00		$1.00		$1.00		$1.00
Income (loss) from investment operations:
Net investment income	.009		.010		.003		.000	***	.000	***	.000	***
Net realized gain (loss)	(.000	)***	.000	***	.000	***	(.000	)***	.000	***	(.000	)***
Total from investment operations	.009		.010		.003		.000	***	.000	***	.000	***
Less distributions from:
Net investment income	(.009)		(.010)		(.003)		(.000	)***	(.000	)***	(.000	)***
Net asset value, end of period	$1.00		$1.00		$1.00		$1.00		$1.00		$1.00
Total Return (%)[a]	.89	**	1.03		.31		.05		.01		.01

Ratios to Average Net Assets and Supplemental Data
Net assets, end of period ($ millions)	185		132		145		84		84		94
Ratio of expenses before expense reductions (%)	.28	*	.30		.30		.28		.27		.27
Ratio of expenses after expense reductions (%)	.21	*	.19		.19		.18		.08		.08
Ratio of net investment income (%)	1.77	*	1.01		.33		.05		.01		.01

[a]	Total return would have been lower had certain expenses not been reduced.

*	Annualized

**	Not annualized

***	Amount is less than $.0005.

The accompanying notes are an integral part of the financial statements.

12	|	DWS Government & Agency Money Fund

Notes to Financial Statements	(Unaudited)

A. Organization and Significant Accounting Policies

Cash Account Trust (the “Trust”) is registered under the Investment Company Act of 1940, as amended (the “1940 Act”), as an open-end management investment company organized as a Massachusetts business trust.

The Trust offers two funds: DWS Government & Agency Securities Portfolio (formerly Deutsche Government & Agency Securities Portfolio) and DWS Tax-Exempt Portfolio (formerly Deutsche Tax-Exempt Portfolio). These financial statements report on DWS Government & Agency Securities Portfolio (the “Fund”).

DWS Government & Agency Securities Portfolio offers four classes of shares: DWS Government & Agency Money Fund (formerly Deutsche Government & Agency Money Fund), DWS Government Cash Institutional Shares (formerly Deutsche Government Cash Institutional Shares), Government Cash Managed Shares and Service Shares.

The financial highlights for all classes of shares, other than DWS Government & Agency Money Fund, are provided separately and are available upon request.

The Fund’s investment income, realized gains and losses, and certain Fund-level expenses and expense reductions, if any, are borne pro rata on the basis of relative net assets by the holders of all classes of shares of the Fund, except that each class bears certain expenses unique to that class such as distribution and service fees, services to shareholders and certain other class-specific expenses. Differences in class-level expenses may result in payment of different per share dividends by class. All shares of the Trust have equal rights with respect to voting subject to class-specific arrangements.

The Fund’s financial statements are prepared in accordance with accounting principles generally accepted in the United States of America (“U.S. GAAP”) which require the use of management estimates. Actual results could differ from those estimates. The Fund qualifies as an investment company under Topic 946 of Accounting Standards Codification of U.S. GAAP. The policies described below are followed consistently by the Fund in the preparation of its financial statements.

In October 2018, the Securities and Exchange Commission adopted amendments to certain disclosure requirements in Securities Act Release No. 33-10532, Disclosure Update and Simplification, which is intended to facilitate the disclosure of information to investors and simplify compliance without significantly altering the total mix of information provided to investors. Effective with the current reporting period, the

DWS Government & Agency Money Fund	|	13

Fund adopted the amendments with the impacts being that the Fund is no longer required to present components of distributable earnings on the Statement of Assets and Liabilities or the sources of distributable earnings and the amount of undistributed net investment income on the Statements of Changes in Net Assets.

Security Valuation. Various inputs are used in determining the value of the Fund’s investments. These inputs are summarized in three broad levels. Level 1 includes quoted prices in active markets for identical securities. Level 2 includes other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds and credit risk). Level 3 includes significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments). The level assigned to the securities valuations may not be an indication of the risk or liquidity associated with investing in those securities.

The Fund values all securities utilizing the amortized cost method permitted in accordance with Rule 2a-7 under the 1940 Act and certain conditions therein. Under this method, which does not take into account unrealized capital gains or losses on securities, an instrument is initially valued at its cost and thereafter assumes a constant accretion/amortization rate to maturity of any discount or premium. Securities held by the Fund are reflected as Level 2 because the securities are valued at amortized cost (which approximates fair value) and, accordingly, the inputs used to determine value are not quoted prices in an active market.

Disclosure about the classification of fair value measurements is included in a table following the Fund’s Investment Portfolio.

Repurchase Agreements. The Fund may enter into repurchase agreements, under the terms of a Master Repurchase Agreement, with certain banks and broker/dealers whereby the Fund, through its custodian or a sub-custodian bank, receives delivery of the underlying securities, the amount of which at the time of purchase and each subsequent business day is required to be maintained at such a level that the market value is equal to at least the principal amount of the repurchase price plus accrued interest. The custodial bank or another designated subcustodian bank holds the collateral in a separate account until the agreement matures. If the value of the securities falls below the principal amount of the repurchase agreement plus accrued interest, the financial institution deposits additional collateral by the following business day. If the financial institution either fails to deposit the required additional collateral or fails to repurchase the securities as agreed, the Fund has the right to sell the securities and recover any resulting loss from the financial institution. If the financial institution enters into bankruptcy, the Fund’s claims on the collateral may be subject to legal proceedings.

14	|	DWS Government & Agency Money Fund

As of October 31, 2018, the Fund held repurchase agreements with a gross value of $1,146,200,000. The value of the related collateral exceeded the value of the repurchase agreements at period end. The detail of the related collateral is included in the footnotes following the Fund’s Investment Portfolio.

Federal Income Taxes. The Fund’s policy is to comply with the requirements of the Internal Revenue Code, as amended, which are applicable to regulated investment companies and to distribute all of its taxable and tax-exempt income to its shareholders.

Under the Regulated Investment Company Modernization Act of 2010, net capital losses incurred post-enactment may be carried forward indefinitely, and their character is retained as short-term and/or long-term losses. Previously, net capital losses were carried forward for eight years and treated as short-term losses. As a transition rule, the Act requires that post-enactment net capital losses be used before pre-enactment net capital losses.

At April 30, 2018, DWS Government & Agency Securities Portfolio had a net tax basis pre-enactment capital loss carryforward of approximately $318,000, which may be applied against any realized net taxable capital gains of each succeeding year until fully utilized or until April 30, 2019 (the expiration date), whichever occurs first.

In addition, from November 1, 2017 through April 30, 2018, the Fund elects to defer qualified late year losses of approximately $2,000 of net short-term realized capital losses and treat them as arising in the fiscal year ending April 30, 2019.

At April 30, 2018, DWS Government & Agency Securities Portfolio had an aggregate cost of investments for federal income tax purposes of $4,709,353,293.

The Fund has reviewed the tax positions for the open tax years as of April 30, 2018 and has determined that no provision for income tax and/or uncertain tax positions is required in the Fund’s financial statements. The Fund’s federal tax returns for the prior three fiscal years remain open subject to examination by the Internal Revenue Service.

Distribution of Income. Net investment income of the Fund is declared as a daily dividend and is distributed to shareholders monthly. The Fund may take into account capital gains and losses in its daily dividend declarations. The Fund may also make additional distributions for tax purposes if necessary.

Permanent book and tax basis differences relating to shareholder distributions will result in reclassifications to paid in capital. Temporary book and tax basis differences will reverse in a subsequent period. There were no book-to-tax differences for the Fund.

DWS Government & Agency Money Fund	|	15

The tax character of current year distributions will be determined at the end of the current fiscal year.

Expenses. Expenses of the Trust arising in connection with a specific Fund are allocated to that Fund. Other Trust expenses which cannot be directly attributed to a Fund are apportioned pro rata on the basis of relative net assets among the funds in the Trust.

Contingencies. In the normal course of business, the Fund may enter into contracts with service providers that contain general indemnification clauses. The Fund’s maximum exposure under these arrangements is unknown, as this would involve future claims that may be made against the Fund that have not yet been made. However, based on experience, the Fund expects the risk of loss to be remote.

Other. Investment transactions are accounted for on trade date. Interest income is recorded on the accrual basis. Realized gains and losses from investment transactions are recorded on an identified cost basis. All discounts and premiums are accreted/amortized for both tax and financial reporting purposes.

B. Related Parties

Management Agreement. Under an Amended and Restated Investment Management Agreement with DWS Investment Management Americas, Inc. (formerly Deutsche Investment Management Americas Inc.) (“DIMA” or the “Advisor”), an indirect, wholly owned subsidiary of DWS Group GmbH & Co. KGaA (“DWS Group”), the Advisor directs the investments of the Fund in accordance with its investment objectives, policies and restrictions. The Advisor determines the securities, instruments and other contracts relating to investments to be purchased, sold or entered into by the Fund.

The monthly management fee for the Fund is computed based on the combined average daily net assets of the two funds of the Trust and allocated to the Fund based on its relative net assets, computed and accrued daily and payable monthly, at the following annual rates:

First $500 million of the Funds’ combined average daily net assets	.120%
Next $500 million of such net assets	.100%
Next $1 billion of such net assets	.075%
Next $1 billion of such net assets	.060%
Over $3 billion of such net assets	.050%

Accordingly, for the six months ended October 31, 2018, the fee pursuant to the Investment Management Agreement on DWS Government & Agency Securities Portfolio was equivalent to an annualized rate (exclusive of any applicable waivers/reimbursements) of 0.07% of the Fund’s average daily net assets.

16	|	DWS Government & Agency Money Fund

The Advisor has agreed to contractually reduce its management fee for the Fund such that the annualized effective rate is limited to 0.05% of the Fund’s average daily net assets.

For the period from May 1, 2018 through September 30, 2019, the Advisor has contractually agreed to waive its fees and/or reimburse certain operating expenses of the DWS Government & Agency Money Fund to the extent necessary to maintain the total annual operating expenses (excluding certain expenses such as extraordinary expenses, taxes, brokerage and interest) at 0.45%.

In addition, the Advisor has agreed to voluntarily waive additional expenses. The voluntary waiver may be changed or terminated at any time without notice. Under these arrangements, the Advisor waived certain expenses on DWS Government & Agency Money Fund.

The Advisor has also agreed to maintain expenses of certain other classes of the Trust. These rates are disclosed in the respective share classes’ semiannual reports that are provided separately and are available upon request.

For the period ended October 31, 2018, fees waived and/or expenses reimbursed for each class are as follows:

DWS Government & Agency Money Fund	$49,150
DWS Government Cash Institutional Shares	1,292,714
Government Cash Managed Shares	65,416
Service Shares	11,289
$1,418,569

Administration Fee. Pursuant to an Administrative Services Agreement, DIMA provides most administrative services to the Fund. For all services provided under the Administrative Services Agreement, the Fund pays the Advisor an annual fee (“Administration Fee”) of 0.10% of the Fund’s average daily net assets, computed and accrued daily and payable monthly. For the six months ended October 31, 2018, the Administration Fee was as follows:

Fund	Administration Fee	Unpaid at October 31, 2018
DWS Government & Agency Securities Portfolio	$2,062,017	$259,227

Service Provider Fees. DWS Service Company (“DSC”), an affiliate of the Advisor, is the transfer agent, dividend-paying agent and shareholder service agent for the Fund. Pursuant to a sub-transfer agency agreement between DSC and DST Systems, Inc. (“DST”), DSC has delegated certain transfer agent, dividend-paying agent and shareholder service agent functions to DST. DSC compensates DST out of the shareholder servicing

DWS Government & Agency Money Fund	|	17

fee it receives from the Fund. For the six months ended October 31, 2018, the amounts charged to the Fund by DSC were as follows:

DWS Government & Agency Securities Portfolio:	Total Aggregated	Unpaid at October 31, 2018
DWS Government & Agency Money Fund	$33,562	$22,822
DWS Government Cash Institutional Shares	308,581	204,398
Government Cash Managed Shares	61,458	38,531
Service Shares	45,585	25,646
	$449,186	$291,397

In addition, for the period ended October 31, 2018, the amount charged to the Fund for recordkeeping and other administrative services provided by unaffiliated third parties, included in the Statement of Operations under “Services to shareholders”, was as follows:

Sub-Recordkeeping	Total Aggregated
DWS Government & Agency Money Fund	$26,326

Distribution Service Agreement. Under the Distribution Service Agreement, in accordance with Rule 12b-1 under the 1940 Act, DWS Distributors, Inc. (“DDI”), an affiliate of the Advisor, receives a fee (“Distribution Fee”), calculated as a percentage of average daily net assets for the shares listed in the following table.

For the six months ended October 31, 2018, the Distribution Fee was as follows:

DWS Government & Agency Securities Portfolio:	Distribution Fee	Unpaid at October 31, 2018	Annualized Rate	Contractual Rate
Service Shares	$110,367	$12,777	.60%	.60%

In addition, DDI provides information and administrative services for a fee (“Service Fee”) for the shares listed in the following table. A portion of these fees may be paid pursuant to a Rule 12b-1 plan.

For the six months ended October 31, 2018, the Service Fee was as follows:

DWS Government & Agency Securities Portfolio:	Service Fee	Unpaid at October 31, 2018	Annualized Rate	Contractual Rate
Government Cash Managed Shares	$153,743	$20,927	.15%	.15%

Typesetting and Filing Service Fees. Under an agreement with DIMA, DIMA is compensated for providing certain pre-press and regulatory filing services to the Fund. For the six months ended October 31, 2018, the amount charged to the Fund by DIMA included

18	|	DWS Government & Agency Money Fund

in the Statement of Operations under “Reports to shareholders“ expenses was as follows:

Fund	Total Aggregated	Unpaid at October 31, 2018
DWS Government & Agency Securities Portfolio	$15,534	$15,534

Trustees’ Fees and Expenses. The Fund paid retainer fees to each Trustee not affiliated with the Advisor, plus specified amounts to the Board Chairperson and to each committee Chairperson.

C. Line of Credit

The Fund and other affiliated funds (the “Participants”) share in a $400 million revolving credit facility provided by a syndication of banks. The Fund may borrow for temporary or emergency purposes, including the meeting of redemption requests that otherwise might require the untimely disposition of securities. The Participants are charged an annual commitment fee which is allocated based on net assets, among each of the Participants. Interest is calculated at a rate per annum equal to the sum of the Federal Funds Rate plus 1.25 percent plus, if the one-month LIBOR exceeds the Federal Funds Rate, the amount of such excess. The Fund may borrow up to a maximum of 33 percent of its net assets under the agreement. The Fund had no outstanding loans at October 31, 2018.

D. Fund Share Transactions

The following table summarizes share and dollar activity in the Fund:

DWS Government & Agency Securities Portfolio

	Six Months Ended October 31, 2018		Year Ended April 30, 2018
	Shares	Dollars	Shares	Dollars

Shares sold
DWS Government & Agency Money Fund	126,034,459	$126,034,459	143,710,246	$143,710,246
DWS Government Cash Institutional Shares	56,659,421,568	56,659,421,568	88,074,168,877	88,074,168,877
Government Cash Managed Shares	540,073,171	540,073,171	1,105,848,695	1,105,848,695
Service Shares	83,683,189	83,683,189	217,149,610	217,149,610
Account Maintenance Fees	—	—	—	(59)
		$57,409,212,387		$89,540,877,369

DWS Government & Agency Money Fund	|	19

	Six Months Ended October 31, 2018		Year Ended April 30, 2018
	Shares	Dollars	Shares	Dollars

Shares issued to shareholders in reinvestment of distributions
DWS Government & Agency Money Fund	1,289,716	$1,289,716	1,336,368	$1,336,368
DWS Government Cash Institutional Shares	4,990,218	4,990,218	5,866,419	5,866,419
Government Cash Managed Shares	614,452	614,452	596,039	596,039
Service Shares	161,304	161,304	114,876	114,876
		$7,055,690		$7,913,702

Shares redeemed
DWS Government & Agency Money Fund	(74,326,575)	$(74,326,575)	(158,011,883)	$(158,011,883)
DWS Government Cash Institutional Shares	(58,279,706,428)	(58,279,706,428)	(87,965,664,489)	(87,965,664,489)
Government Cash Managed Shares	(569,097,172)	(569,097,172)	(1,118,258,613)	(1,118,258,613)
Service Shares	(117,325,223)	(117,325,223)	(203,068,716)	(203,068,716)
		$(59,040,455,398)		$(89,445,003,701)

Net increase (decrease)
DWS Government & Agency Money Fund	52,997,600	$52,997,600	(12,965,269)	$(12,965,269)
DWS Government Cash Institutional Shares	(1,615,294,642)	(1,615,294,642)	114,370,807	114,370,807
Government Cash Managed Shares	(28,409,549)	(28,409,549)	(11,813,879)	(11,813,879)
Service Shares	(33,480,730)	(33,480,730)	14,195,770	14,195,770
Account Maintenance Fees	—	—	—	(59)
		$(1,624,187,321)		$103,787,370

20	|	DWS Government & Agency Money Fund

E. Ownership of the Fund

From time to time, the Fund may have a concentration of several shareholder accounts holding a significant percentage of shares outstanding. Investment activities of these shareholders could have a material impact on the Fund.

At October 31, 2018, 22% of the outstanding shares of the Fund was held by other affiliated DWS funds shareholder accounts as a cash management vehicle for the cash collateral received in connection with the securities lending program of the DWS family of funds.

DWS Government & Agency Money Fund	|	21

Information About Your Fund’s Expenses

As an investor of the Fund, you incur two types of costs: ongoing expenses and transaction costs. Ongoing expenses include management fees, distribution and service (12b-1) fees and other Fund expenses. Examples of transaction costs include account maintenance fees, which are not shown in this section. The following tables are intended to help you understand your ongoing expenses (in dollars) of investing in the Fund and to help you compare these expenses with the ongoing expenses of investing in other mutual funds. In the most recent six-month period, the Fund limited these expenses; had it not done so, expenses would have been higher for the DWS Government & Agency Money Fund. The example in the table is based on an investment of $1,000 invested at the beginning of the six-month period and held for the entire period (May 1, 2018 to October 31, 2018).

The tables illustrate your Fund’s expenses in two ways:

–

Actual Fund Return. This helps you estimate the actual dollar amount of ongoing expenses (but not transaction costs) paid on a $1,000 investment in the Fund using the Fund’s actual return during the period. To estimate the expenses you paid over the period, simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the “Expenses Paid per $1,000” line under the share class you hold.

–

Hypothetical 5% Fund Return. This helps you to compare your Fund’s ongoing expenses (but not transaction costs) with those of other mutual funds using the Fund’s actual expense ratio and a hypothetical rate of return of 5% per year before expenses. Examples using a 5% hypothetical fund return may be found in the shareholder reports of other mutual funds. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period.

Please note that the expenses shown in these tables are meant to highlight your ongoing expenses only and do not reflect any transaction costs. The “Expenses Paid per $1,000” line of the tables is useful in comparing ongoing expenses only and will not help you determine the relative total expense of owning different funds. If these transaction costs had been included, your costs would have been higher.

22	|	DWS Government & Agency Money Fund

Expenses and Value of a $1,000 Investment for the six months ended October 31, 2018 (Unaudited)

Actual Fund Return	DWS Government & Agency Money Fund
Beginning Account Value 5/1/18	$1,000.00
Ending Account Value 10/31/18	$1,008.89
Expenses Paid per $1,000*	$1.06

Hypothetical 5% Fund Return
Beginning Account Value 5/1/18	$1,000.00
Ending Account Value 10/31/18	$1,024.15
Expenses Paid per $1,000*	$1.07

*

Expenses are equal to the Fund’s annualized expense ratio for each share class, multiplied by the average account value over the period, multiplied by 184 (the number of days in the most recent six-month period), then divided by 365.

Annualized Expense Ratio
DWS Government & Agency Money Fund	.21%

For more information, please refer to the Fund’s prospectus.

For an analysis of the fees associated with an investment in the Fund or similar funds, please refer to http://apps.finra.org/fundanalyzer/1/fa.aspx.

DWS Government & Agency Money Fund	|	23

Other Information

Proxy Voting

The Fund’s policies and procedures for voting proxies for portfolio securities and information about how the Fund voted proxies related to its portfolio securities during the most recent 12-month period ended June 30 are available on our Web site — dws.com/en-us/resources/proxy-voting — or on the SEC’s Web site — sec.gov. To obtain a written copy of the Fund’s policies and procedures without charge, upon request, call us toll free at (800) 728-3337.

Portfolio Holdings

Following the Fund’s fiscal first and third quarter-end, a complete portfolio holdings listing is filed with the SEC on Form N-Q. In addition, each month, information about the Fund and its portfolio holdings is filed with the SEC on Form N-MFP. The SEC delays the public availability of the information filed on Form N-MFP for 60 days after the end of the reporting period included in the filing. These forms will be available on the SEC’s Web site at sec.gov. The Fund’s portfolio holdings are also posted on dws.com from time to time. Please see the Fund’s current prospectus for more information.

24	|	DWS Government & Agency Money Fund

Advisory Agreement Board Considerations and Fee Evaluation

The Board of Trustees (hereinafter referred to as the “Board” or “Trustees”) approved the renewal of DWS Government & Agency Securities Portfolio’s (the “Fund”) investment management agreement (the “Agreement”) with DWS Investment Management Americas, Inc. (“DIMA”) in September 2018.

In terms of the process that the Board followed prior to approving the Agreement, shareholders should know that:

–	During the entire process, all of the Fund’s Trustees were independent of DIMA and its affiliates (the “Independent Trustees”).

–

The Board met frequently during the past year to discuss fund matters and dedicated a substantial amount of time to contract review matters. Over the course of several months, the Board’s Contract Committee reviewed extensive materials received from DIMA, independent third parties and independent counsel. These materials included an analysis of the Fund’s performance, fees and expenses, and profitability from a fee consultant retained by the Fund’s Independent Trustees (the “Fee Consultant”). Based on its evaluation of the information provided, the Contract Committee presented its findings and recommendations to the Board. The Board then reviewed the Contract Committee’s findings and recommendations.

–	The Board also received extensive information throughout the year regarding performance of the Fund.

–

The Independent Trustees regularly met privately with counsel to discuss contract review and other matters. In addition, the Independent Trustees were advised by the Fee Consultant in the course of their review of the Fund’s contractual arrangements and considered a comprehensive report prepared by the Fee Consultant in connection with their deliberations.

–

In connection with reviewing the Agreement, the Board also reviewed the terms of the Fund’s Rule 12b-1 plan, distribution agreement, administrative services agreement, transfer agency agreement and other material service agreements.

In connection with the contract review process, the Contract Committee and the Board considered the factors discussed below, among others. The Board also considered that DIMA and its predecessors have managed the Fund since its inception, and the Board believes that a long-term relationship with a capable, conscientious advisor is in the best interests of the Fund. The Board considered, generally, that shareholders chose to

DWS Government & Agency Money Fund	|	25

invest or remain invested in the Fund knowing that DIMA managed the Fund. DIMA is part of DWS Group GmbH & Co. KGaA (“DWS Group”). DWS Group is a global asset management business that offers a wide range of investing expertise and resources, including research capabilities in many countries throughout the world. In 2018, approximately 20% of DWS Group’s shares were sold in an initial public offering, with Deutsche Bank AG owning the remaining shares.

As part of the contract review process, the Board carefully considered the fees and expenses of each DWS fund overseen by the Board in light of the fund’s performance. In many cases, this led to the negotiation and implementation of expense caps. As part of these negotiations, the Board indicated that it would consider relaxing these caps in future years following sustained improvements in performance, among other considerations.

While shareholders may focus primarily on fund performance and fees, the Fund’s Board considers these and many other factors, including the quality and integrity of DIMA’s personnel and administrative support services provided by DIMA, such as back-office operations, fund valuations, and compliance policies and procedures.

Nature, Quality and Extent of Services. The Board considered the terms of the Agreement, including the scope of advisory services provided under the Agreement. The Board noted that, under the Agreement, DIMA provides portfolio management services to the Fund and that, pursuant to a separate administrative services agreement, DIMA provides administrative services to the Fund. The Board considered the experience and skills of senior management and investment personnel and the resources made available to such personnel. The Board reviewed the Fund’s performance over short-term and long-term periods and compared those returns to various agreed-upon performance measures, including a peer universe compiled using information supplied by iMoneyNet, an independent fund data service. The Board also noted that it has put into place a process of identifying “Funds in Review” (e.g., funds performing poorly relative to a peer universe), and receives additional reporting from DIMA regarding such funds and, where appropriate, DIMA’s plans to address underperformance. The Board believes this process is an effective manner of identifying and addressing underperforming funds. Based on the information provided, the Board noted that, for the one- and three-year periods ended December 31, 2017, the Fund’s gross performance (Service Shares) was in the 2nd quartile of the applicable iMoneyNet universe (the 1st quartile being the best performers and the 4th quartile being the worst performers).

Fees and Expenses. The Board considered the Fund’s investment management fee schedule, operating expenses and total expense ratios, and comparative information provided by Broadridge Financial Solutions, Inc. (“Broadridge”) and the Fee Consultant regarding investment management fee rates paid to other investment advisors by similar funds

26	|	DWS Government & Agency Money Fund

(1st quartile being the most favorable and 4th quartile being the least favorable). With respect to management fees paid to other investment advisors by similar funds, the Board noted that the contractual fee rates paid by the Fund, which include a 0.10% fee paid to DIMA under the Fund’s administrative services agreement, were lower than the median (1st quartile) of the applicable Broadridge peer group (based on Broadridge data provided as of December 31, 2017). Based on Broadridge data provided as of December 31, 2017, the Board noted that the Fund’s total operating expenses (excluding 12b-1 fees and/or shareholder administration fees, if applicable) were lower than the median of the applicable Broadridge expense universe (less any applicable 12b-1 fees) for the following share classes: DWS Government Cash Institutional Shares (2nd quartile) and Government Cash Managed Shares (2nd quartile) and higher than the median of the applicable Broadridge expense universe (less any applicable 12b-1 fees) for the following share classes: Service Shares (4th quartile) and DWS Government & Agency Money Fund shares (3rd quartile). The Board noted the expense limitations agreed to by DIMA. The Board also noted the voluntary fee waivers implemented by DIMA prior to December 31, 2017 to ensure the Fund maintained a positive yield. The Board considered the Fund’s management fee rate as compared to fees charged by DIMA to comparable DWS U.S. registered funds (“DWS Funds”) and considered differences between the Fund and the comparable DWS Funds. The information requested by the Board as part of its review of fees and expenses also included information about institutional accounts (including any sub-advised funds and accounts) and funds offered primarily to European investors (“DWS Europe Funds”) managed by DWS Group. The Board noted that DIMA indicated that DWS Group does not manage any institutional accounts or DWS Europe Funds comparable to the Fund.

On the basis of the information provided, the Board concluded that management fees were reasonable and appropriate in light of the nature, quality and extent of services provided by DIMA.

Profitability. The Board reviewed detailed information regarding revenues received by DIMA under the Agreement. The Board considered the estimated costs to DIMA, and pre-tax profits realized by DIMA, from advising the DWS Funds, as well as estimates of the pre-tax profits attributable to managing the Fund in particular. The Board also received information regarding the estimated enterprise-wide profitability of DIMA and its affiliates with respect to all fund services in totality and by fund. The Board and the Fee Consultant reviewed DIMA’s methodology in allocating its costs to the management of the Fund. Based on the information provided, the Board concluded that the pre-tax profits realized by DIMA in connection with the management of the Fund were not unreasonable. The Board also reviewed certain publicly available information regarding the profitability of certain similar investment management firms. The Board noted that, while information regarding the

DWS Government & Agency Money Fund	|	27

profitability of such firms is limited (and in some cases is not necessarily prepared on a comparable basis), DIMA and its affiliates’ overall profitability with respect to the DWS Funds (after taking into account distribution and other services provided to the funds by DIMA and its affiliates) was lower than the overall profitability levels of most comparable firms for which such data was available.

Economies of Scale. The Board considered whether there are economies of scale with respect to the management of the Fund and whether the Fund benefits from any economies of scale. The Board noted that the Fund’s investment management fee schedule includes fee breakpoints. The Board concluded that the Fund’s fee schedule represents an appropriate sharing between the Fund and DIMA of such economies of scale as may exist in the management of the Fund at current asset levels.

Other Benefits to DIMA and Its Affiliates. The Board also considered the character and amount of other incidental or “fall-out” benefits received by DIMA and its affiliates, including any fees received by DIMA for administrative services provided to the Fund, any fees received by an affiliate of DIMA for transfer agency services provided to the Fund and any fees received by an affiliate of DIMA for distribution services. The Board also considered benefits to DIMA related to brokerage and soft-dollar allocations, including allocating brokerage to pay for research generated by parties other than the executing broker dealers, which pertain primarily to funds investing in equity securities. In addition, the Board considered the incidental public relations benefits to DIMA related to DWS Funds advertising and cross-selling opportunities among DIMA products and services. The Board considered these benefits in reaching its conclusion that the Fund’s management fees were reasonable.

Compliance. The Board considered the significant attention and resources dedicated by DIMA to its compliance processes in recent years. The Board noted in particular (i) the experience, seniority and time commitment of the individuals serving as DIMA’s and the Fund’s chief compliance officers and (ii) the substantial commitment of resources by DIMA and its affiliates to compliance matters, including the retention of compliance personnel.

Based on all of the information considered and the conclusions reached, the Board unanimously determined that the continuation of the Agreement is in the best interests of the Fund. In making this determination, the Board did not give particular weight to any single factor identified above. The Board considered these factors over the course of numerous meetings, certain of which were in executive session with only the Independent Trustees and counsel present. It is possible that individual Independent Trustees may have weighed these factors differently in reaching their individual decisions to approve the continuation of the Agreement.

28	|	DWS Government & Agency Money Fund

Privacy Statement

FACTS	What Does DWS Do With Your Personal Information?
Why?	Financial companies choose how they share your personal information. Federal law gives consumers the right to limit some but not all sharing. Federal law also requires us to tell you how we collect, share and protect your personal information. Please read this notice carefully to understand what we do.
What?

The types of personal information we collect and share can include:

– Social Security number

– Account balances

– Purchase and transaction history

– Bank account information

– Contact information such as mailing address, e-mail address and telephone number

How?	All financial companies need to share customers’ personal information to run their everyday business. In the section below, we list the reasons financial companies can share their customers’ personal information, the reasons DWS chooses to share and whether you can limit this sharing.

Reasons we can share your personal information	Does DWS share?	Can you limit this sharing?
For our everyday business purposes — such as to process your transactions, maintain your account(s), respond to court orders or legal investigations	Yes	No
For our marketing purposes — to offer our products and services to you	Yes	No
For joint marketing with other financial companies	No	We do not share
For our affiliates’ everyday business purposes — information about your transactions and experiences	No	We do not share
For our affiliates’ everyday business purposes — information about your creditworthiness	No	We do not share
For non-affiliates to market to you	No	We do not share

Questions?	Call (800) 728-3337 or e-mail us at service@dws.com

DWS Government & Agency Money Fund	|	29

Who we are
Who is providing this notice?	DWS Distributors, Inc; DWS Investment Management Americas, Inc.; DWS Trust Company; the DWS Funds
What we do
How does DWS protect my personal information?	To protect your personal information from unauthorized access and use, we use security measures that comply with federal law. These measures include computer safeguards and secured files and buildings.
How does DWS collect my personal information?

We collect your personal information, for example, when you:

– open an account

– give us your contact information

– provide bank account information for ACH or wire transactions

– tell us where to send money

– seek advice about your investments

Why can’t I limit all sharing?

Federal law gives you the right to limit only

– sharing for affiliates’ everyday business purposes

– information about your creditworthiness

– affiliates from using your information to market to you

– sharing for non-affiliates to market to you

State laws and individual companies may give you additional rights to limit sharing.

Definitions
Affiliates	Companies related by common ownership or control. They can be financial or non-financial companies. Our affiliates include financial companies with the DWS or Deutsche Bank (“DB”) name, such as DB AG Frankfurt.
Non-affiliates	Companies not related by common ownership or control. They can be financial and non-financial companies. Non-affiliates we share with include account service providers, service quality monitoring services, mailing service providers and verification services to help in the fight against money laundering and fraud.
Joint marketing	A formal agreement between non-affiliated financial companies that together market financial products or services to you. DWS does not jointly market.

Rev. 3/2018, as amended 7/2018

30	|	DWS Government & Agency Money Fund

Notes

DGAMF-3

(R-033436-6 12/18)

October 31, 2018

Semiannual Report

to Shareholders

DWS Tax-Exempt Portfolio

(formerly Deutsche Tax-Exempt Portfolio)

DWS Tax-Exempt Cash Premier Shares

(formerly Deutsche Tax-Exempt Cash Premier Shares)

Fund #148

Tax-Exempt Cash Managed Shares

Fund #248

Contents

3	Portfolio Summary
4	Investment Portfolio
12	Statement of Assets and Liabilities
14	Statement of Operations
15	Statements of Changes in Net Assets
16	Financial Highlights

18	Notes to Financial Statements
26	Information About Your Fund’s Expenses
28	Other Information
29	Advisory Agreement Board Considerations and Fee Evaluation
33	Privacy Statement

This report must be preceded or accompanied by a prospectus. To obtain a summary prospectus, if available, or prospectus for any of our funds, visit dws.com. We advise you to consider the Fund’s objectives, risks, charges and expenses carefully before investing. The summary prospectus and prospectus contain this and other important information about the Fund. Please read the prospectus carefully before you invest.

You could lose money by investing in the Fund. Although the Fund seeks to preserve the value of your investment at $1.00 per share, it cannot guarantee it will do so. The Fund may impose a fee upon sale of your shares or may temporarily suspend your ability to sell shares if the Fund’s liquidity falls below required minimums because of market conditions or other factors. An investment in the Fund is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency. The Fund’s sponsor has no legal obligation to provide financial support to the Fund, and you should not expect that the sponsor will provide financial support to the Fund at any time. You should not rely on or expect the Advisor to enter into support agreements or take other actions to maintain the Fund’s $1.00 share price. The credit quality of the Fund’s holdings can change rapidly in certain markets, and the default of a single holding could have an adverse impact on the Fund’s share price. The Fund’s share price can also be negatively affected during periods of high redemption pressures and/or illiquid markets. The actions of a few large investors in one class of shares of the Fund may have a significant adverse effect on the share prices of all classes of shares of the Fund. Please read the prospectus for specific details regarding the Fund’s risk profile.

The brand DWS represents DWS Group GmbH & Co. KGaA and any of its subsidiaries such as DWS Distributors, Inc. which offers investment products or DWS Investment Management Americas, Inc. and RREEF America L.L.C. which offer advisory services.

NOT FDIC/NCUA INSURED    NO BANK GUARANTEE    MAY LOSE VALUE NOT A DEPOSIT    NOT INSURED BY ANY FEDERAL GOVERNMENT AGENCY

2	|	DWS Tax-Exempt Cash Premier Shares Tax-Exempt Cash Managed Shares

Portfolio Summary	(Unaudited)

DWS Tax-Exempt Portfolio

Asset Allocation (As a % of Investment Portfolio)	10/31/18	4/30/18
Municipal Investments
Municipal Variable Rate Demand Notes	45%	49%
Tax-Exempt Commercial Paper	28%	17%
Municipal Bonds and Notes	9%	20%
Municipal Floating-Rate Notes	7%	5%
Preferred Shares of Closed-End Investment Companies	11%	9%
	100%	100%

Weighted Average Maturity	10/31/18	4/30/18
Cash Account Trust — DWS Tax-Exempt Portfolio	38 days	26 days
National Tax-Free Retail Money Fund Average*	22 days	19 days

*

The Fund is compared to its respective iMoneyNet Category: National Tax-Free Retail Money Fund Average — Category consists of all national tax-free and municipal retail funds. Portfolio holdings of tax-free funds include Rated and Unrated Demand Notes, Rated and Unrated General Market Notes; Commercial Paper; Put Bonds; AMT Paper and Other Tax-Free Holdings.

Weighted average maturity, also known as effective maturity, is the weighted average of the maturity date of bonds held by the Fund taking into consideration any available maturity shortening features.

Portfolio holdings and characteristics are subject to change.

For more complete details about the Fund’s holdings, see pages 4–11. A quarterly Fact Sheet is available on dws.com or upon request.

DWS Tax-Exempt Cash Premier Shares Tax-Exempt Cash Managed Shares	|	3

Investment Portfolio	as of October 31, 2018 (Unaudited)

DWS Tax-Exempt Portfolio

	Principal Amount ($)	Value ($)
Municipal Investments 88.7%
Alabama 0.6%
Tuscaloosa County, AL, Industrial Development Authority, Gulf Opportunity Zone, Hunt Refining Project, Series I, 144A, 1.65%*, 4/1/2028, LOC: Bank of Nova Scotia	1,600,000	1,600,000

Arizona 1.2%
Arizona, State Health Facilities Authority, Banner Health Obligated Group, Series F, 1.61%*, 1/1/2029, LOC: JPMorgan Chase Bank NA	1,900,000	1,900,000
Pima County, AZ, Industrial Development Authority, Multi-Family Housing Revenue, Eastside PL Apartments, 1.63%*, 2/15/2031, LIQ: Fannie Mae, LOC: Fannie Mae	1,410,000	1,410,000

		3,310,000

Arkansas 3.2%
Little Rock, AR, Metrocentre Improvement District No. 1, Little Rock Newspapers, Inc., 1.71%*, 12/1/2025, LOC: JPMorgan Chase Bank NA	2,550,000	2,550,000
Lowell, AR, Industrial Development Revenue, Little Rock Newspapers Project, AMT, 1.84%*, 6/1/2031, LOC: JPMorgan Chase Bank NA	6,500,000	6,500,000

		9,050,000

California 8.8%
California, Wells Fargo Stage Trust, Series 94C, 144A, AMT, MUNIPSA + 0.35% , 1.95%**, Mandatory Put 1/24/2019 @ 100, 5/1/2030, GTY: Wells Fargo Bank NA, LIQ: Wells Fargo Bank NA	4,000,000	4,000,000
San Diego, CA, Public Facilities Financing Authority, TECP, 1.5%, 11/1/2018, LOC: Bank of America	3,085,000	3,085,000
San Francisco City & County, CA, TECP, 1.7%, 11/27/2018	7,500,000	7,500,000
University of California, TECP, 1.59%, 11/5/2018	10,050,000	10,050,000

		24,635,000

Colorado 4.5%
Colorado, State Education Loan Program, Series A, 5.0%, 6/27/2019	12,500,000	12,776,052

Connecticut 4.2%
Connecticut, State Health & Educational Facility Authority Revenue, Yale University:
1.0%, Mandatory Put 2/6/2019 @ 100, 7/1/2033	305,000	304,336

The accompanying notes are an integral part of the financial statements.

4	|	DWS Tax-Exempt Cash Premier Shares Tax-Exempt Cash Managed Shares

The accompanying notes are an integral part of the financial statements.

	Principal Amount ($)	Value ($)
Series U2, 1.0%, Mandatory Put 2/6/2019 @ 100, 7/1/2033	8,735,000	8,713,258
Series 2010 A-4, 1.2%, Mandatory Put 2/1/2019 @ 100, 7/1/2049	2,860,000	2,856,160

		11,873,754

Florida 3.0%
Gainesville, FL, Industrial Development Revenue, Gainesville Hillel, Inc. Project, 1.64%*, 5/1/2033, LOC: Northern Trust Co.	2,650,000	2,650,000
Gainesville, FL, Utility System Revenue, TECP, 1.74%, 11/7/2018	4,500,000	4,500,000
Palm Beach County, FL, Henry Morrison Flagler Project Revenue, 1.61%*, 11/1/2036, LOC: Northern Trust Co.	1,300,000	1,300,000

		8,450,000

Georgia 0.5%
Atlanta City, GA, Airport General Revenue:
TECP, 1.65%, 11/2/2018	1,094,000	1,094,000
TECP, 1.80%, 12/5/2018	430,000	429,992

		1,523,992

Illinois 6.4%
Channahon, IL, Morris Hospital Revenue, 1.6%*, 12/1/2034, LOC: U.S. Bank NA	4,130,000	4,130,000
DuPage County, IL, Morton Arboretum Project Revenue, 1.6%*, 10/15/2038, LOC: Northern Trust Co.	1,000,000	1,000,000
Illinois, Southwestern Development Authority Solid Waste Disposal Revenue, Waste Management, Inc., Project, AMT, 1.69%*, 10/1/2027, LOC: JPMorgan Chase Bank NA	400,000	400,000
Illinois, State Development Finance Authority, Jewish Council Youth Services, 1.62%*, 9/1/2028, LOC: BMO Harris Bank NA	1,250,000	1,250,000
Illinois, State Development Finance Authority, St. Ignatius College Preparatory, 1.63%*, 6/1/2024, LOC: PNC Bank NA	1,000,000	1,000,000
Illinois, State Development Finance Authority, YMCA Metropolitan Chicago Project, 1.64%*, 6/1/2029, LOC: BMO Harris Bank NA	1,000,000	1,000,000
Illinois, State Educational Facility Authority Revenue, The Adler Planetarium, 1.62%*, 4/1/2031, LOC: PNC Bank NA	1,100,000	1,100,000
Illinois, State Finance Authority Revenue, Steppenwolf Theatre Co. Project, 1.6%*, 3/1/2043, LOC: Northern Trust Co.	2,065,000	2,065,000
Illinois, State Finance Authority Revenue, Uhlich Children’s Advantage Network, 1.62%*, 5/1/2036, LOC: U.S. Bank NA	1,700,000	1,700,000

DWS Tax-Exempt Cash Premier Shares Tax-Exempt Cash Managed Shares	|	5

The accompanying notes are an integral part of the financial statements.

	Principal Amount ($)	Value ($)
Illinois, State Housing Development Authority, Multi-Family Housing Revenue, 1.61%*, 1/1/2041, LIQ: Freddie Mac, LOC: Freddie Mac	4,325,000	4,325,000

		17,970,000

Indiana 0.6%
Indiana, State Finance Authority, Health Systems Revenue, Sisters of St. Francis Health, Series F, 1.64%*, 9/1/2048, LOC: Bank of NY Mellon	1,650,000	1,650,000

Kansas 0.4%
Olathe, KS, Industrial Revenue, Multi Modal Diamant Boart, Series A, AMT, 1.75%*, 3/1/2027, LOC: Svenska Handelsbanken	1,000,000	1,000,000

Kentucky 1.3%
Louisville & Jefferson County, KY, Regional Airport Authority, UPS Worldwide Forwarding, Series B, AMT, 1.75%*, 1/1/2029	3,600,000	3,600,000

Louisiana 1.5%
Louisiana, Caddo-Bossier Parishes Port Commission, Oakley Co. Project, AMT, 1.75%*, 1/1/2028, LOC: Bank of America NA	1,045,000	1,045,000
Shreveport, LA, Home Mortgage Authority, Multi-Family Housing Revenue, Summer Point Project, 1.62%*, 2/15/2023, LIQ: Fannie Mae, LOC: Fannie Mae	3,210,000	3,210,000

		4,255,000

Massachusetts 2.0%
Massachusetts, Tender Option Bond Trust Receipts, Series 2015-XF2203, 144A, 1.62%*, 8/15/2023, LIQ: Citibank NA	2,300,000	2,300,000
Massachusetts, University of Massachusetts, Building Authority Revenue, Series 2, MUNIPSA + 0.300% , 1.9%**, 11/1/2034	3,300,000	3,300,000

		5,600,000

Michigan 4.6%
Michigan, Registered University, 1.58%, 12/3/2018, TECP	13,000,000	13,000,000

Mississippi 0.3%
Mississippi, State Business Finance Commission, Gulf Opportunity Zone, Chevron U.S.A., Inc.:
Series K, 1.67%*, 11/1/2035 , GTY: Chevron Corp.	545,000	545,000
Series L, 1.67%*, 11/1/2035 , GTY: Chevron Corp.	300,000	300,000

		845,000

6	|	DWS Tax-Exempt Cash Premier Shares Tax-Exempt Cash Managed Shares

The accompanying notes are an integral part of the financial statements.

	Principal Amount ($)	Value ($)
Missouri 4.0%
Missouri, Tender Option Bond Trust Receipts:
Series 2015-XF2198, 144A, 1.63%*, 5/1/2023 , LIQ: Citibank NA	2,660,000	2,660,000
Series 2017-XG0157, 144A, 1.64%*, 5/15/2048 , LIQ: Barclays Bank PLC, LOC: Barclays Bank PLC	8,500,000	8,500,000

		11,160,000

Nevada 2.4%
Clark County, NV, Airport Revenue, Series D-1, 1.6%*, 7/1/2036, LOC: Sumitomo Mitsui Banking	6,755,000	6,755,000

New York 5.5%
New York, State Dormitory Authority Revenues, State Supported Debt, City University of New York, Series C, 1.63%*, 7/1/2031, LOC: Bank of America NA	530,000	530,000
New York, State Housing Finance Agency, 350 West 43rd Street, Series A, AMT, 1.74%*, 11/1/2034, LOC: Landesbank Hessen-Thuringen	600,000	600,000
New York, State Thruway Authority Revenue, Series 2016-XF2345, 144A, 1.63%*, 4/1/2020, LIQ: Credit Suisse	1,865,000	1,865,000
New York City, NY, Industrial Development Agency Revenue, Liberty 123 Wash Project, 1.71%*, 10/1/2042, LOC: Bank of China	1,400,000	1,400,000
New York City, NY, Municipal Water Finance Authority, Water & Sewer System Revenue, Second Generation Resolution, Series BB-1, 1.68%*, 6/15/2039, SPA: Landesbank Hessen-Thuringen	280,000	280,000
New York City, NY, Municipal Water Finance Authority, Water & Sewer Systems Revenue, Second Generation Resolution, Series BB-1, 1.64%*, 6/15/2051, SPA: Industrial & Commercial Bank of China BA	8,350,000	8,350,000
New York, NY, State General Obligation:
Series H-2, 1.68%*, 1/1/2036, SPA: JPMorgan Chase Bank NA	840,000	840,000
Series J-6, 1.72%*, 8/1/2024, LOC: Landesbank Hessen-Thuringen	500,000	500,000
New York, NY, State General Obligation:
Series A-3, 1.68%*, 8/1/2035, SPA: Landesbank Hessen-Thuringen	350,000	350,000
Series A-3, 1.72%*, 8/1/2044, SPA: Landesbank Hessen-Thuringen	820,000	820,000

		15,535,000

DWS Tax-Exempt Cash Premier Shares Tax-Exempt Cash Managed Shares	|	7

The accompanying notes are an integral part of the financial statements.

	Principal Amount ($)	Value ($)
Ohio 6.2%
Cuyahoga County, OH, Health Care Facilities Revenue, AM McGregor Home Project, 1.65%*, 5/1/2049, LOC: Northern Trust Co.	12,600,000	12,600,000
Ohio, State Economic Development Revenue, Goodwill Industries Miami Vy Project, 1.6%*, 6/1/2023, GTY: Patheon, Inc., LOC: PNC Bank NA	1,900,000	1,900,000
Ohio, State Higher Educational Facility Commission, Cleveland Clinic Health System Obligated Group, Series B-2, 1.7%*, 1/1/2039, SPA: Bank of NY Mellon	3,090,000	3,090,000

		17,590,000

Oregon 0.3%
Oregon, State Housing & Community Services Department, Housing Development Revenue, Redwood Park Apartments, Series F, AMT, 1.66%*, 10/15/2038, LIQ: Fannie Mae, LOC: Fannie Mae	800,000	800,000

Pennsylvania 3.3%
Delaware County, PA, Industrial Development Authority, United Parcel Service, Inc. Project, 1.64%*, 9/1/2045	535,000	535,000
Lancaster, PA, Industrial Development Authority, Willow Valley Retirement, Series C, 1.6%*, 12/1/2039, LOC: PNC Bank NA	2,500,000	2,500,000
Luzerne County, PA, Convention Center Authority, Series A, 1.61%*, 9/1/2028, LOC: PNC Bank NA	3,970,000	3,970,000
Pennsylvania, State Public School Building Authority, School District Project, Series A, 1.61%*, 8/1/2030, LOC: PNC Bank NA	750,000	750,000
Pennsylvania, State Economic Development Financing Authority Revenue, Hawley Silk Mill LLC, Recovery Zone Facility, Series A1, 1.64%*, 12/1/2031, LOC: PNC Bank NA	300,000	300,000
Pennsylvania, State Economic Development Financing Authority, Economic Development Revenue, Kingsley Association Project, 1.67%*, 8/1/2026, LOC: PNC Bank NA	250,000	250,000
Pennsylvania, State Higher Educational Facilities Authority, Association of Independent Colleges & Universities, 1.6%*, 5/1/2031, LOC: PNC Bank NA	875,000	875,000

		9,180,000

Tennessee 1.5%
Sevier County, TN, Public Building Authority Revenue, Public Improvement, Series B-1, 1.63%*, 6/1/2032, LOC: Bank of America NA	4,200,000	4,200,000

8	|	DWS Tax-Exempt Cash Premier Shares Tax-Exempt Cash Managed Shares

The accompanying notes are an integral part of the financial statements.

	Principal Amount ($)	Value ($)
Texas 11.1%
Harris County, TX, 1.74%, 11/15/2018, TECP	4,850,000	4,850,000
Texas, State General Obligation, 4.0%, 8/29/2019	13,000,000	13,229,254
Texas, Tender Option Bond Trust Receipts, Series 2015-XF2201, 144A, 1.63%*, 10/15/2023, LIQ: Citibank NA	3,100,000	3,100,000
University of Texas, Permanent University Funding:
TECP, 1.24%, 11/1/2018	5,000,000	5,000,000
TECP, 1.48%, 11/2/2018	5,039,000	5,039,000

		31,218,254

Virginia 0.2%
Loudoun County, VA, Industrial Development Authority Revenue, Jack Kent Cooke Foundation Project, 1.65%*, 6/1/2034, LOC: Northern Trust Co.	650,000	650,000

Washington 4.3%
Washington, General Obligations Notes, TECP, 1.79%, 2/21/2019	12,000,000	12,000,000
Washington, State Housing Finance Commission, Panorma City Project, 1.7%*, 1/1/2027, LOC: Wells Fargo Bank NA	240,000	240,000

		12,240,000

Wisconsin 3.8%
Wisconsin, General Obligations Notes, TECP, 1.72%, 11/5/2018	10,636,000	10,636,000

Other 3.0%
Federal Home Loan Mortgage Corp., Multi-Family Variable Rate Certificates:
“A”, Series MO27, 1.62%*, 10/15/2029, LIQ: Freddie Mac	2,835,000	2,835,000
“A”, Series M031, 1.63%*, 12/15/2045, LIQ: Freddie Mac	2,990,000	2,990,000
Series M033, 1.63%*, 3/15/2049, LIQ: Freddie Mac	1,480,000	1,480,000
“A”, Series M015, AMT, 1.65%*, 5/15/2046, LIQ: Freddie Mac	1,065,000	1,065,000

		8,370,000
Total Municipal Investments (Cost $249,473,052)		249,473,052

Preferred Shares of Closed-End Investment Companies 10.8%
California 7.3%
California, Nuveen Dividend Advantage Municipal Fund, Series 1-1362, 144A, AMT, 1.76%*, 6/1/2041, LIQ: Societe Generale	10,000,000	10,000,000
California, Nuveen Dividend Advantage Municipal Fund, Series 6, 144A, AMT, 1.75%*, 8/1/2040, LIQ: Citibank NA	1,500,000	1,500,000

DWS Tax-Exempt Cash Premier Shares Tax-Exempt Cash Managed Shares	|	9

The accompanying notes are an integral part of the financial statements.

	Principal Amount ($)	Value ($)
California, Nuveen Quality Municipal Income Fund, Series 4, 144A, AMT, 1.74%*, 12/1/2042, LIQ: Royal Bank of Canada	5,500,000	5,500,000
California, Nuveen Quality Municipal Income Fund, Series 7, 144A, AMT, 1.74%*, 8/3/2043, LIQ: Royal Bank of Canada	3,500,000	3,500,000

		20,500,000

National 3.5%
Nuveen Enhanced Municipal Credit Opportunities Fund, Series 3, 144A, AMT, 1.72%*, 6/1/2040, LIQ: Toronto-Dominion Bank	10,000,000	10,000,000
Total Preferred Shares of Closed-End Investment Companies (Cost $30,500,000)		30,500,000

	% of Net Assets	Value ($)
Total Investment Portfolio (Cost $279,973,052)	99.5	279,973,052
Other Assets and Liabilities, Net	0.5	1,299,063

Net Assets	100.0	281,272,115

*

Variable rate demand notes and variable rate demand preferred shares are securities whose interest rates are reset periodically (usually daily mode or weekly mode) by remarketing agents based on current market levels, and are not directly set as a fixed spread to a reference rate. These securities may be redeemed at par by the holder at any time, and are shown at their current rates as of October 31, 2018. Date shown reflects the earlier of demand date or stated maturity date.

**	Floating rate security. These securities are shown at their current rate as of October 31, 2018.

144A: Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers.

AMT: Subject to alternative minimum tax.

GTY: Guaranty Agreement

LIQ: Liquidity Facility

LOC: Letter of Credit

MUNIPSA: SIFMA Municipal Swap Index Yield

SPA: Standby Bond Purchase Agreement

TECP: Tax Exempt Commercial Paper

10	|	DWS Tax-Exempt Cash Premier Shares Tax-Exempt Cash Managed Shares

Fair Value Measurements

Various inputs are used in determining the value of the Fund’s investments. These inputs are summarized in three broad levels. Level 1 includes quoted prices in active markets for identical securities. Level 2 includes other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds and credit risk). Level 3 includes significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments). The level assigned to the securities valuations may not be an indication of the risk or liquidity associated with investing in those securities. Securities held by the Fund are reflected as Level 2 because the securities are valued at amortized cost (which approximates fair value) and, accordingly, the inputs used to determine value are not quoted prices in an active market.

The following is a summary of the inputs used as of October 31, 2018 in valuing the Fund’s investments. For information on the Fund’s policy regarding the valuation of investments, please refer to the Security Valuation section of Note A in the accompanying Notes to Financial Statements.

Assets	Level 1	Level 2	Level 3	Total
Municipal Investments (a)	$—	$249,473,052	$—	$249,473,052
Preferred Shares of Closed-End Investment Companies (a)	—	30,500,000	—	30,500,000
Total	$—	$279,973,052	$—	$279,973,052

(a)	See Investment Portfolio for additional detailed categorizations.

The accompanying notes are an integral part of the financial statements.

DWS Tax-Exempt Cash Premier Shares Tax-Exempt Cash Managed Shares	|	11

Statement of Assets and Liabilities

as of October 31, 2018 (Unaudited)

Assets	DWS Tax-Exempt Portfolio
Investments in securities, valued at amortized cost	$279,973,052
Cash	109,822
Receivable for investments sold	210,000
Receivable for Fund shares sold	344,819
Interest receivable	871,247
Other assets	72,735
Total assets	281,581,675

Liabilities
Payable for Fund shares redeemed	45,511
Distributions payable	53,897
Accrued Trustees’ fees	6,432
Other accrued expenses and payables	203,720
Total liabilities	309,560
Net assets, at value	$281,272,115

Net Assets Consist of
Distributable earnings (loss)	(72,314)
Paid-in capital	281,344,429
Net assets, at value	$281,272,115

The accompanying notes are an integral part of the financial statements.

12	|	DWS Tax-Exempt Cash Premier Shares Tax-Exempt Cash Managed Shares

Statement of Assets and Liabilities as of October 31, 2018 (Unaudited) (continued)

Net Asset Value	DWS Tax-Exempt Portfolio

DWS Tax-Exempt Cash Premier Shares
Net Asset Value, offering and redemption price per share ($48,736,660 ÷ 48,715,500 outstanding shares of beneficial interest, no par value, unlimited number of shares authorized)	$1.00
DWS Tax-Exempt Money Fund
Net Asset Value, offering and redemption price per share ($125,192,511 ÷ 125,138,308 outstanding shares of beneficial interest, no par value, unlimited number of shares authorized)	$1.00
DWS Tax-Free Money Fund Class S
Net Asset Value, offering and redemption price per share ($49,719,526 ÷ 49,697,946 outstanding shares of beneficial interest, no par value, unlimited number of shares authorized)	$1.00
Service Shares
Net Asset Value, offering and redemption price per share ($10,877,262 ÷ 10,872,537 outstanding shares of beneficial interest, no par value, unlimited number of shares authorized)	$1.00
Tax-Exempt Cash Managed Shares
Net Asset Value, offering and redemption price per share ($41,201,277 ÷ 41,183,373 outstanding shares of beneficial interest, no par value, unlimited number of shares authorized)	$1.00
Tax-Free Investment Class
Net Asset Value, offering and redemption price per share ($5,544,879 ÷ 5,542,472 outstanding shares of beneficial interest, no par value, unlimited number of shares authorized)	$1.00

The accompanying notes are an integral part of the financial statements.

DWS Tax-Exempt Cash Premier Shares Tax-Exempt Cash Managed Shares	|	13

Statement of Operations

for the six months ended October 31, 2018 (Unaudited)

Investment Income	DWS Tax-Exempt Portfolio

Income:
Interest	$2,237,873
Expenses:
Management fee	112,177
Administration fee	156,975
Services to shareholders	124,682
Distribution and service fees	163,606
Custodian fee	4,332
Professional fees	60,992
Reports to shareholders	60,924
Registration fees	51,420
Trustees’ fees and expenses	9,344
Other	30,987
Total expenses before expense reductions	775,439
Expense reductions	(208,097)
Total expenses after expense reductions	567,342
Net investment income	1,670,531
Net realized gain (loss) from investments	(4,945)
Net increase (decrease) in net assets resulting from operations	$1,665,586

The accompanying notes are an integral part of the financial statements.

14	|	DWS Tax-Exempt Cash Premier Shares Tax-Exempt Cash Managed Shares

Statements of Changes in Net Assets

	DWS Tax-Exempt Portfolio
	Six Months Ended October 31, 2018	Year Ended April 30,
Increase (Decrease) in Net Assets	(Unaudited)	2018

Operations:
Net investment income	$1,670,531	$2,423,950
Net realized gain (loss)	(4,945)	2,158
Net increase in net assets resulting from operations	1,665,586	2,426,108
Distributions to shareholders:
DWS Tax-Exempt Cash Premier Shares	(241,858)	(430,286)
DWS Tax-Exempt Money Fund	(790,118)	(1,163,840)
DWS Tax-Free Money Fund Class S	(293,871)	(413,013)
Service Shares	(70,058)	(36,384)
Tax-Exempt Cash Managed Shares	(236,957)	(364,721)
Tax-Free Investment Class	(24,977)	(28,399)
Total distributions	(1,657,839)	(2,436,643)*
Fund share transactions:
Proceeds from shares sold	173,979,348	550,268,409
Reinvestment of distributions	1,374,539	1,998,663
Payments for shares redeemed	(208,830,103)	(576,644,724)
Net increase (decrease) in net assets from Fund share transactions	(33,476,216)	(24,377,652)
Increase (decrease) in net assets	(33,468,469)	(24,388,187)
Net assets at beginning of period	314,740,584	339,128,771
Net assets at end of period	$281,272,115	$314,740,584 **

*	Includes distributions from net investment income.

**	Includes distributions in excess of net investment income of $47,775.

The accompanying notes are an integral part of the financial statements.

DWS Tax-Exempt Cash Premier Shares Tax-Exempt Cash Managed Shares	|	15

Financial Highlights

DWS Tax-Exempt Portfolio

DWS Tax-Exempt Cash Premier Shares

	Six Months Ended 10/31/18		Years Ended April 30,
	(Unaudited)		2018	2017		2016		2015		2014

Selected Per Share Data
Net asset value, beginning of period	$1.00		$1.00	$1.00		$1.00		$1.00		$1.00
Income (loss) from investment operations:
Net investment income	.006		.009	.005		.000	***	.000	***	.000	***
Net realized gain (loss)	(.000	)***	.000 ***	(.000	)***	.000	***	.000	***	.000	***
Total from investment operations	.006		.009	.005		.000	***	.000	***	.000	***
Less distributions from:
Net investment income		(.006)	(.009)	(.005)		(.000	)***	(.000	)***	(.000	)***
Net realized gains	—		—	(.000	)***	(.000	)***	(.000	)***	(.000	)***
Total distributions		(.006)	(.009)	(.005)		(.000	)***	(.000	)***	(.000	)***
Net asset value, end of period	$1.00		$1.00	$1.00		$1.00		$1.00		$1.00
Total Return (%)[a]	.62	**	.86	.55		.04		.03		.02

Ratios to Average Net Assets and Supplemental Data
Net assets, end of period ($ millions)	49		41	38		514		296		993
Ratio of expenses before expense reductions (%)	.33	*	.31	.27		.24		.22		.22
Ratio of expenses after expense reductions (%)	.20	*	.20	.20		.12		.10		.13
Ratio of net investment income (%)	1.24	*	.83	.32		.04		.01		.01

[a]	Total return would have been lower had certain expenses not been reduced.

*	Annualized

**	Not annualized

***	Amount is less than $.0005.

The accompanying notes are an integral part of the financial statements.

16	|	DWS Tax-Exempt Cash Premier Shares Tax-Exempt Cash Managed Shares

DWS Tax-Exempt Portfolio

Tax-Exempt Cash Managed Shares

	Six Months Ended 10/31/18		Years Ended April 30,
	(Unaudited)		2018		2017		2016		2015		2014

Selected Per Share Data
Net asset value, beginning of period	$1.00		$1.00		$1.00		$1.00		$1.00		$1.00
Income (loss) from investment operations:
Net investment income	.005		.007		.003		.000	***	.000	***	.000	***
Net realized gain (loss)	(.000	)***	(.000	)b***	(.000	)***	.000	***	.000	***	.000	***
Total from investment operations	.005		.007		.003		.000	***	.000	***	.000	***
Less distributions from:
Net investment income		(.005)	(.007)		(.003)		(.000	)***	(.000	)***	(.000	)***
Net realized gains	—		—		(.000	)***	(.000	)***	(.000	)***	(.000	)***
Total distributions		(.005)	(.007)		(.003)		(.000	)***	(.000	)***	(.000	)***
Net asset value, end of period	$1.00		$1.00		$1.00		$1.00		$1.00		$1.00
Total Return (%)[a]	.52	**	.66		.31		.02		.03		.02

Ratios to Average Net Assets and Supplemental Data
Net assets, end of period ($ millions)	41		38		55		60		52		103
Ratio of expenses before expense reductions (%)	.54	*	.51		.49		.44		.44		.41
Ratio of expenses after expense reductions (%)	.40	*	.41		.44		.14		.10		.13
Ratio of net investment income (%)	1.01	*	.59		.23		.01		.01		.01

[a]	Total return would have been lower had certain expenses not been reduced.

[b]	Due to the timing of subscriptions and redemptions in relation to the operating results of the Fund, the amount shown does not correspond with the aggregate net gain on investments during the period.

*	Annualized

**	Not annualized

***	Amount is less than $.0005.

The accompanying notes are an integral part of the financial statements.

DWS Tax-Exempt Cash Premier Shares Tax-Exempt Cash Managed Shares	|	17

Notes to Financial Statements	(Unaudited)

A. Organization and Significant Accounting Policies

Cash Account Trust (the “Trust”) is registered under the Investment Company Act of 1940, as amended (the “1940 Act”), as an open-end management investment company organized as a Massachusetts business trust.

The Trust offers two funds: DWS Government & Agency Securities Portfolio (formerly Deutsche Government & Agency Securities Portfolio) and DWS Tax-Exempt Portfolio (formerly Deutsche Tax-Exempt Portfolio). These financial statements report on DWS Tax-Exempt Portfolio (the “Fund”).

DWS Tax-Exempt Portfolio offers six classes of shares: DWS Tax-Exempt Cash Premier Shares (formerly Deutsche Tax-Exempt Cash Premier Shares), DWS Tax-Exempt Money Fund (formerly Deutsche Tax-Exempt Money Fund), DWS Tax-Free Money Fund Class S (formerly Deutsche Tax-Free Money Fund Class S), Service Shares, Tax-Exempt Cash Managed Shares and Tax-Free Investment Class.

The financial highlights for all classes of shares, other than DWS Tax-Exempt Cash Premier Shares and Tax-Exempt Cash Managed Shares, are provided separately and are available upon request.

The Fund’s investment income, realized gains and losses, and certain Fund-level expenses and expense reductions, if any, are borne pro rata on the basis of relative net assets by the holders of all classes of shares of the Fund, except that each class bears certain expenses unique to that class such as distribution and service fees, services to shareholders and certain other class-specific expenses. Differences in class-level expenses may result in payment of different per share dividends by class. All shares of the Trust have equal rights with respect to voting subject to class-specific arrangements.

The Fund’s financial statements are prepared in accordance with accounting principles generally accepted in the United States of America (“U.S. GAAP”) which require the use of management estimates. Actual results could differ from those estimates. The Fund qualifies as an investment company under Topic 946 of Accounting Standards Codification of U.S. GAAP. The policies described below are followed consistently by the Fund in the preparation of its financial statements.

In October 2018, the Securities and Exchange Commission adopted amendments to certain disclosure requirements in Securities Act Release No. 33-10532, Disclosure Update and Simplification, which is intended to

18	|	DWS Tax-Exempt Cash Premier Shares Tax-Exempt Cash Managed Shares

facilitate the disclosure of information to investors and simplify compliance without significantly altering the total mix of information provided to investors. Effective with the current reporting period, the Fund adopted the amendments with the impacts being that the Fund is no longer required to present components of distributable earnings on the Statement of Assets and Liabilities or the sources of distributable earnings and the amount of undistributed net investment income on the Statements of Changes in Net Assets.

Security Valuation. Various inputs are used in determining the value of the Fund’s investments. These inputs are summarized in three broad levels. Level 1 includes quoted prices in active markets for identical securities. Level 2 includes other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds and credit risk). Level 3 includes significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments). The level assigned to the securities valuations may not be an indication of the risk or liquidity associated with investing in those securities.

The Fund values all securities utilizing the amortized cost method permitted in accordance with Rule 2a-7 under the 1940 Act and certain conditions therein. Under this method, which does not take into account unrealized capital gains or losses on securities, an instrument is initially valued at its cost and thereafter assumes a constant accretion/amortization rate to maturity of any discount or premium. Securities held by the Fund are reflected as Level 2 because the securities are valued at amortized cost (which approximates fair value) and, accordingly, the inputs used to determine value are not quoted prices in an active market.

Disclosure about the classification of fair value measurements is included in a table following the Fund’s Investment Portfolio.

Federal Income Taxes. The Fund’s policy is to comply with the requirements of the Internal Revenue Code, as amended, which are applicable to regulated investment companies and to distribute all of its taxable and tax-exempt income to its shareholders.

At April 30, 2018, the Fund had a net tax basis capital loss carryforward of approximately $32,000, which may be applied against any realized net taxable capital gains indefinitely.

At April 30, 2018, DWS Tax-Exempt Portfolio had an aggregate cost of investments for federal income tax purposes of $312,915,636.

The Fund has reviewed the tax positions for the open tax years as of April 30, 2018 and has determined that no provision for income tax and/or uncertain tax positions is required in the Fund’s financial statements. The Fund’s federal tax returns for the prior three fiscal years remain open subject to examination by the Internal Revenue Service.

DWS Tax-Exempt Cash Premier Shares Tax-Exempt Cash Managed Shares	|	19

Distribution of Income. Net investment income of the Fund is declared as a daily dividend and is distributed to shareholders monthly. The Fund may take into account capital gains and losses in its daily dividend declarations. The Fund may also make additional distributions for tax purposes if necessary.

Permanent book and tax basis differences relating to shareholder distributions will result in reclassifications to paid in capital. Temporary book and tax basis differences will reverse in a subsequent period. There were no book-to-tax differences for the Fund.

The tax character of current year distributions will be determined at the end of the current fiscal year.

Expenses. Expenses of the Trust arising in connection with a specific Fund are allocated to that Fund. Other Trust expenses which cannot be directly attributed to a Fund are apportioned pro rata on the basis of relative net assets among the funds in the Trust.

Contingencies. In the normal course of business, the Fund may enter into contracts with service providers that contain general indemnification clauses. The Fund’s maximum exposure under these arrangements is unknown, as this would involve future claims that may be made against the Fund that have not yet been made. However, based on experience, the Fund expects the risk of loss to be remote.

Other. Investment transactions are accounted for on trade date. Interest income is recorded on the accrual basis. Realized gains and losses from investment transactions are recorded on an identified cost basis. All discounts and premiums are accreted/amortized for both tax and financial reporting purposes.

B. Related Parties

Management Agreement. Under an Amended and Restated Investment Management Agreement with DWS Investment Management Americas, Inc. (formerly Deutsche Investment Management Americas Inc.) (“DIMA” or the “Advisor”), an indirect, wholly owned subsidiary of DWS Group GmbH & Co. KGaA (“DWS Group”), the Advisor directs the investments of the Fund in accordance with its investment objectives, policies and restrictions. The Advisor determines the securities, instruments and other contracts relating to investments to be purchased, sold or entered into by the Fund.

The monthly management fee for the Fund is computed based on the combined average daily net assets of the two funds of the Trust and

20	|	DWS Tax-Exempt Cash Premier Shares Tax-Exempt Cash Managed Shares

allocated to the Fund based on its relative net assets, computed and accrued daily and payable monthly, at the following annual rates:

First $500 million of the Funds’ combined average daily net assets	.120%
Next $500 million of such net assets	.100%
Next $1 billion of such net assets	.075%
Next $1 billion of such net assets	.060%
Over $3 billion of such net assets	.050%

Accordingly, for the six months ended October 31, 2018, the fee pursuant to the Investment Management Agreement on DWS Tax-Exempt Portfolio was equivalent to an annualized rate (exclusive of any applicable waivers/reimbursements) of 0.07% of the Fund’s average daily net assets.

For the period from May 1, 2018 through September 30, 2019, the Advisor has contractually agreed to waive its fees and/or reimburse certain operating expenses of the DWS Tax-Exempt Cash Premier Shares to the extent necessary to maintain the total annual operating expenses (excluding certain expenses such as extraordinary expenses, taxes, brokerage and interest) at 0.20%.

In addition, the Advisor has agreed to voluntarily waive additional expenses. The voluntary waiver may be changed or terminated at any time without notice. Under these arrangements, the Advisor waived certain expenses on DWS Tax-Exempt Cash Managed Shares.

In addition, the Advisor has also agreed to maintain expenses of certain other classes of the Trust. These rates are disclosed in the respective share classes’ semiannual reports that are provided separately and are available upon request.

For the period ended October 31, 2018, fees waived and/or expenses reimbursed for each class are as follows:

DWS Tax-Exempt Cash Premier Shares	$25,439
DWS Tax-Exempt Money Fund	91,533
DWS Tax-Free Money Fund Class S	31,583
Service Shares	22,994
Tax-Exempt Cash Managed Shares	32,700
Tax-Free Investment Class	3,848
$208,097

Administration Fee. Pursuant to an Administrative Services Agreement, DIMA provides most administrative services to the Fund. For all services provided under the Administrative Services Agreement, the Fund pays the Advisor an annual fee (“Administration Fee”) of 0.10% of the Fund’s average daily net

DWS Tax-Exempt Cash Premier Shares Tax-Exempt Cash Managed Shares	|	21

assets, computed and accrued daily and payable monthly. For the six months ended October 31, 2018, the Administration Fee was as follows:

Fund	Administration Fee	Unpaid at October 31, 2018
DWS Tax-Exempt Portfolio	$156,975	$24,531

Service Provider Fees. DWS Service Company (“DSC”), an affiliate of the Advisor, is the transfer agent, dividend-paying agent and shareholder service agent for the Fund. Pursuant to a sub-transfer agency agreement between DSC and DST Systems, Inc. (“DST”), DSC has delegated certain transfer agent, dividend-paying agent and shareholder service agent functions to DST. DSC compensates DST out of the shareholder servicing fee it receives from the Fund. For the six months ended October 31, 2018, the amounts charged to the Fund by DSC were as follows:

DWS Tax-Exempt Portfolio:	Total Aggregated	Unpaid at October 31, 2018
DWS Tax-Exempt Cash Premier Shares	$2,247	$2,247
DWS Tax-Exempt Money Fund	19,456	13,333
DWS Tax-Free Money Fund Class S	15,932	10,870
Service Shares	49,523	31,162
Tax-Exempt Cash Managed Shares	15,744	12,113
Tax-Free Investment Class	2,816	2,211
	$105,718	$71,936

In addition, for the period ended October 31, 2018, the amounts charged to the Fund for recordkeeping and other administrative services provided by unaffiliated third parties, included in the Statement of Operations under “Services to shareholders”, were as follows:

Sub-Recordkeeping	Total Aggregated
DWS Tax-Exempt Money Fund	$6,344
DWS Tax-Free Money Fund Class S	500
$6,844

Distribution Service Agreement. Under the Distribution Service Agreement, in accordance with Rule 12b-1 under the 1940 Act, DWS Distributors, Inc. (“DDI”), an affiliate of the Advisor, receives a fee (“Distribution Fee”), calculated as a percentage of average daily net assets for the shares listed in the following table.

For the six months ended October 31, 2018, the Distribution Fee was as follows:

DWS Tax-Exempt Portfolio:	Distribution Fee	Unpaid at October 31, 2018	Annualized Rate	Contractual Rate
Service Shares	$118,722	$13,022	.60%	.60%
Tax-Free Investment Class	7,571	1,356	.25%	.25%
	$126,293	$14,378

22	|	DWS Tax-Exempt Cash Premier Shares Tax-Exempt Cash Managed Shares

In addition, DDI provides information and administrative services for a fee (“Service Fee”) for the shares listed in the following table. A portion of these fees may be paid pursuant to a Rule 12b-1 plan.

For the six months ended October 31, 2018, the Service Fee was as follows:

DWS Tax-Exempt Portfolio:	Service Fee	Unpaid at October 31, 2018	Annualized Rate	Contractual Rate
Tax-Exempt Cash Managed Shares	$35,193	$5,149	.15%	.15%
Tax-Free Investment Class	2,120	379	.07%	.07%
	$37,313	$5,528

Typesetting and Filing Service Fees. Under an agreement with DIMA, DIMA is compensated for providing certain pre-press and regulatory filing services to the Fund. For the six months ended October 31, 2018, the amount charged to the Fund by DIMA included in the Statement of Operations under “Reports to shareholders” was as follows:

Fund	Total Aggregated	Unpaid at October 31, 2018
DWS Tax-Exempt Portfolio	$26,108	$26,108

Trustees’ Fees and Expenses. The Fund paid retainer fees to each Trustee not affiliated with the Advisor, plus specified amounts to the Board Chairperson and to each committee Chairperson.

Transactions with Affiliates. The Fund may purchase securities from, or sell securities to, an affiliated fund provided the affiliation is solely due to having a common investment adviser, common officers, or common trustees. During the six months ended October 31, 2018, the Fund engaged in securities purchases of $292,930,000 and securities sales of $358,725,000 with an affiliated fund in compliance with Rule 17a-7 under the 1940 Act.

C. Line of Credit

The Fund and other affiliated funds (the “Participants”) share in a $400 million revolving credit facility provided by a syndication of banks. The Fund may borrow for temporary or emergency purposes, including the meeting of redemption requests that otherwise might require the untimely disposition of securities. The Participants are charged an annual commitment fee which is allocated based on net assets, among each of the Participants. Interest is calculated at a rate per annum equal to the sum of the Federal Funds Rate plus 1.25 percent plus, if the one-month LIBOR exceeds the Federal Funds Rate, the amount of such excess. The Fund may borrow up to a maximum of 33 percent of its net assets under the agreement. The Fund had no outstanding loans at October 31, 2018.

DWS Tax-Exempt Cash Premier Shares Tax-Exempt Cash Managed Shares	|	23

D. Fund Share Transactions

The following table summarizes share and dollar activity in the Fund:

DWS Tax-Exempt Portfolio

	Six Months Ended October 31, 2018		Year Ended April 30, 2018
	Shares	Dollars	Shares	Dollars

Shares sold
DWS Tax-Exempt Cash Premier Shares	39,039,841	$39,039,841	67,725,230	$67,725,230
DWS Tax-Exempt Money Fund	16,934,834	16,934,834	51,423,925	51,423,925
DWS Tax-Free Money Fund Class S	3,789,540	3,789,540	13,879,488	13,879,488
Service Shares	37,443,832	37,443,832	81,813,513	81,813,513
Tax-Exempt Cash Managed Shares	71,836,763	71,836,763	326,154,215	326,154,215
Tax-Free Investment Class	4,934,538	4,934,538	9,272,138	9,272,138
Account Maintenance Fees	—	—	—	(100)
		$173,979,348		$550,268,409

Shares issued to shareholders in reinvestment of distributions
DWS Tax-Exempt Cash Premier Shares	230,852	$230,852	394,754	$394,754
DWS Tax-Exempt Money Fund	777,148	777,148	1,145,507	1,145,507
DWS Tax-Free Money Fund Class S	278,338	278,338	392,467	392,467
Service Shares	62,914	62,914	36,362	36,362
Tax-Exempt Cash Managed Shares	789	789	1,571	1,571
Tax-Free Investment Class	24,498	24,498	28,002	28,002
		$1,374,539		$1,998,663

24	|	DWS Tax-Exempt Cash Premier Shares Tax-Exempt Cash Managed Shares

	Six Months Ended October 31, 2018		Year Ended April 30, 2018
	Shares	Dollars	Shares	Dollars

Shares redeemed
DWS Tax-Exempt Cash Premier Shares	(31,626,221)	$(31,626,221)	(64,594,618)	$(64,594,618)
DWS Tax-Exempt Money Fund	(28,950,560)	(28,950,560)	(59,547,276)	(59,547,276)
DWS Tax-Free Money Fund Class S	(5,300,623)	(5,300,623)	(18,119,437)	(18,119,437)
Service Shares	(68,944,328)	(68,944,328)	(79,236,036)	(79,236,036)
Tax-Exempt Cash Managed Shares	(69,005,541)	(69,005,541)	(342,806,879)	(342,806,879)
Tax-Free Investment Class	(5,002,830)	(5,002,830)	(12,340,478)	(12,340,478)
		$(208,830,103)		$(576,644,724)

Net increase (decrease)
DWS Tax-Exempt Cash Premier Shares	7,644,472	$7,644,472	3,525,366	$3,525,366
DWS Tax-Exempt Money Fund	(11,238,578)	(11,238,578)	(6,977,844)	(6,977,844)
DWS Tax-Free Money Fund Class S	(1,232,745)	(1,232,745)	(3,847,482)	(3,847,482)
Service Shares	(31,437,582)	(31,437,582)	2,613,839	2,613,839
Tax-Exempt Cash Managed Shares	2,832,011	2,832,011	(16,651,093)	(16,651,093)
Tax-Free Investment Class	(43,794)	(43,794)	(3,040,338)	(3,040,338)
Account Maintenance Fees	—	—	—	(100)
		$(33,476,216)		$(24,377,652)

DWS Tax-Exempt Cash Premier Shares Tax-Exempt Cash Managed Shares	|	25

Information About Your Fund’s Expenses

As an investor of the Fund, you incur two types of costs: ongoing expenses and transaction costs. Ongoing expenses include management fees, distribution and service (12b-1) fees and other Fund expenses. Examples of transaction costs include account maintenance fees, which are not shown in this section. The following tables are intended to help you understand your ongoing expenses (in dollars) of investing in the Fund and to help you compare these expenses with the ongoing expenses of investing in other mutual funds. In the most recent six-month period, the Fund limited these expenses; had it not done so, expenses would have been higher for the DWS Tax-Exempt Cash Premier Shares and Tax-Exempt Cash Managed Shares. The example in the table is based on an investment of $1,000 invested at the beginning of the six-month period and held for the entire period (May 1, 2018 to October 31, 2018).

The tables illustrate your Fund’s expenses in two ways:

–

Actual Fund Return. This helps you estimate the actual dollar amount of ongoing expenses (but not transaction costs) paid on a $1,000 investment in the Fund using the Fund’s actual return during the period. To estimate the expenses you paid over the period, simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the “Expenses Paid per $1,000” line under the share class you hold.

–

Hypothetical 5% Fund Return. This helps you to compare your Fund’s ongoing expenses (but not transaction costs) with those of other mutual funds using the Fund’s actual expense ratio and a hypothetical rate of return of 5% per year before expenses. Examples using a 5% hypothetical fund return may be found in the shareholder reports of other mutual funds. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period.

Please note that the expenses shown in these tables are meant to highlight your ongoing expenses only and do not reflect any transaction costs. The “Expenses Paid per $1,000” line of the tables is useful in comparing ongoing expenses only and will not help you determine the relative total expense of owning different funds. If these transaction costs had been included, your costs would have been higher.

26	|	DWS Tax-Exempt Cash Premier Shares Tax-Exempt Cash Managed Shares

Expenses and Value of a $1,000 Investment for the six months ended October 31, 2018 (Unaudited)

Actual Fund Return	DWS Tax-Exempt Cash Premier Shares	Tax-Exempt Cash Managed Shares
Beginning Account Value 5/1/18	$1,000.00	$1,000.00
Ending Account Value 10/31/18	$1,006.17	$1,005.18
Expenses Paid per $1,000*	$1.01	$2.02

Hypothetical 5% Fund Return
Beginning Account Value 5/1/18	$1,000.00	$1,000.00
Ending Account Value 10/31/18	$1,024.20	$1,023.19
Expenses Paid per $1,000*	$1.02	$2.04

*

Expenses are equal to the Fund’s annualized expense ratio for each share class, multiplied by the average account value over the period, multiplied by 184 (the number of days in the most recent six-month period), then divided by 365.

Annualized Expense Ratios
DWS Tax-Exempt Cash Premier Shares	.20%
Tax-Exempt Cash Managed Shares	.40%

For more information, please refer to each Fund’s prospectus.

For an analysis of the fees associated with an investment in the Fund or similar funds, please refer to http://apps.finra.org/fundanalyzer/1/fa.aspx.

DWS Tax-Exempt Cash Premier Shares Tax-Exempt Cash Managed Shares	|	27

Other Information

Proxy Voting

The Fund’s policies and procedures for voting proxies for portfolio securities and information about how the Fund voted proxies related to its portfolio securities during the most recent 12-month period ended June 30 are available on our Web site — dws.com/en-us/resources/proxy-voting — or on the SEC’s Web site — sec.gov. To obtain a written copy of the Fund’s policies and procedures without charge, upon request, call us toll free at (800) 728-3337.

Portfolio Holdings

Following the Fund’s fiscal first and third quarter-end, a complete portfolio holdings listing is filed with the SEC on Form N-Q. In addition, each month, information about the Fund and its portfolio holdings is filed with the SEC on Form N-MFP. The SEC delays the public availability of the information filed on Form N-MFP for 60 days after the end of the reporting period included in the filing. These forms will be available on the SEC’s Web site at sec. The Fund’s portfolio holdings are also posted on dws.com from time to time. Please see the Fund’s current prospectus for more information.

28	|	DWS Tax-Exempt Cash Premier Shares Tax-Exempt Cash Managed Shares

Advisory Agreement Board Considerations and Fee Evaluation

The Board of Trustees (hereinafter referred to as the “Board” or “Trustees”) approved the renewal of DWS Tax-Exempt Portfolio’s (the “Fund”) investment management agreement (the “Agreement”) with DWS Investment Management Americas, Inc. (“DIMA”) in September 2018.

In terms of the process that the Board followed prior to approving the Agreement, shareholders should know that:

–	During the entire process, all of the Fund’s Trustees were independent of DIMA and its affiliates (the “Independent Trustees”).

–

The Board met frequently during the past year to discuss fund matters and dedicated a substantial amount of time to contract review matters. Over the course of several months, the Board’s Contract Committee reviewed extensive materials received from DIMA, independent third parties and independent counsel. These materials included an analysis of the Fund’s performance, fees and expenses, and profitability from a fee consultant retained by the Fund’s Independent Trustees (the “Fee Consultant”). Based on its evaluation of the information provided, the Contract Committee presented its findings and recommendations to the Board. The Board then reviewed the Contract Committee’s findings and recommendations.

–	The Board also received extensive information throughout the year regarding performance of the Fund.

–

The Independent Trustees regularly met privately with counsel to discuss contract review and other matters. In addition, the Independent Trustees were advised by the Fee Consultant in the course of their review of the Fund’s contractual arrangements and considered a comprehensive report prepared by the Fee Consultant in connection with their deliberations.

–

In connection with reviewing the Agreement, the Board also reviewed the terms of the Fund’s Rule 12b-1 plan, distribution agreement, administrative services agreement, transfer agency agreement and other material service agreements.

In connection with the contract review process, the Contract Committee and the Board considered the factors discussed below, among others. The Board also considered that DIMA and its predecessors have managed the Fund since its inception, and the Board believes that a long-term relationship with a capable, conscientious advisor is in the best interests of the Fund. The Board considered, generally, that shareholders chose to invest or remain invested in the Fund knowing that DIMA managed the

DWS Tax-Exempt Cash Premier Shares Tax-Exempt Cash Managed Shares	|	29

Fund. DIMA is part of DWS Group GmbH & Co. KGaA (“DWS Group”). DWS Group is a global asset management business that offers a wide range of investing expertise and resources, including research capabilities in many countries throughout the world. In 2018, approximately 20% of DWS Group’s shares were sold in an initial public offering, with Deutsche Bank AG owning the remaining shares.

As part of the contract review process, the Board carefully considered the fees and expenses of each DWS fund overseen by the Board in light of the fund’s performance. In many cases, this led to the negotiation and implementation of expense caps. As part of these negotiations, the Board indicated that it would consider relaxing these caps in future years following sustained improvements in performance, among other considerations.

While shareholders may focus primarily on fund performance and fees, the Fund’s Board considers these and many other factors, including the quality and integrity of DIMA’s personnel and administrative support services provided by DIMA, such as back-office operations, fund valuations, and compliance policies and procedures.

Nature, Quality and Extent of Services. The Board considered the terms of the Agreement, including the scope of advisory services provided under the Agreement. The Board noted that, under the Agreement, DIMA provides portfolio management services to the Fund and that, pursuant to a separate administrative services agreement, DIMA provides administrative services to the Fund. The Board considered the experience and skills of senior management and investment personnel and the resources made available to such personnel. The Board reviewed the Fund’s performance over short-term and long-term periods and compared those returns to various agreed-upon performance measures, including a peer universe compiled using information supplied by iMoneyNet, an independent fund data service. The Board also noted that it has put into place a process of identifying “Funds in Review” (e.g., funds performing poorly relative to a peer universe), and receives additional reporting from DIMA regarding such funds and, where appropriate, DIMA’s plans to address underperformance. The Board believes this process is an effective manner of identifying and addressing underperforming funds. Based on the information provided, the Board noted that, for the one- and three-year periods ended December 31, 2017, the Fund’s gross performance (DWS Tax-Exempt Cash Premier Shares) was in the 2nd quartile and 1st quartile, respectively, of the applicable iMoneyNet universe (the 1st quartile being the best performers and the 4th quartile being the worst performers).

Fees and Expenses. The Board considered the Fund’s investment management fee schedule, operating expenses and total expense ratios, and comparative information provided by Broadridge Financial Solutions, Inc. (“Broadridge”) and the Fee Consultant regarding investment

30	|	DWS Tax-Exempt Cash Premier Shares Tax-Exempt Cash Managed Shares

management fee rates paid to other investment advisors by similar funds (1st quartile being the most favorable and 4th quartile being the least favorable). With respect to management fees paid to other investment advisors by similar funds, the Board noted that the contractual fee rates paid by the Fund, which include a 0.10% fee paid to DIMA under the Fund’s administrative services agreement, were lower than the median (1st quartile) of the applicable Broadridge peer group (based on Broadridge data provided as of December 31, 2017). Based on Broadridge data provided as of December 31, 2017, the Board noted that the Fund’s total operating expenses (excluding 12b-1 fees and/or shareholder administration fees, if applicable) were higher than the median (4th quartile) of the applicable Broadridge expense universe (less any applicable 12b-1 fees) for the following share classes: Service Shares, DWS Tax-Exempt Cash Premier Shares, Tax Free Investment Class shares, Tax-Exempt Cash Managed Shares, DWS Tax-Exempt Money Fund shares and DWS Tax-Free Money Fund Class S shares. The Board noted the expense limitations agreed to by DIMA. The Board also noted the voluntary fee waivers implemented by DIMA prior to December 31, 2017 to ensure the Fund maintained a positive yield. The Board considered the Fund’s management fee rate as compared to fees charged by DIMA to comparable DWS U.S. registered funds (“DWS Funds”), noting that DIMA indicated that it does not provide services to any other comparable DWS Funds. The information requested by the Board as part of its review of fees and expenses also included information about institutional accounts (including any sub-advised funds and accounts) and funds offered primarily to European investors (“DWS Europe Funds”) managed by DWS Group. The Board noted that DIMA indicated that DWS Group does not manage any institutional accounts or DWS Europe Funds comparable to the Fund.

On the basis of the information provided, the Board concluded that management fees were reasonable and appropriate in light of the nature, quality and extent of services provided by DIMA.

Profitability. The Board reviewed detailed information regarding revenues received by DIMA under the Agreement. The Board considered the estimated costs to DIMA, and pre-tax profits realized by DIMA, from advising the DWS Funds, as well as estimates of the pre-tax profits attributable to managing the Fund in particular. The Board also received information regarding the estimated enterprise-wide profitability of DIMA and its affiliates with respect to all fund services in totality and by fund. The Board and the Fee Consultant reviewed DIMA’s methodology in allocating its costs to the management of the Fund. Based on the information provided, the Board concluded that the pre-tax profits realized by DIMA in connection with the management of the Fund were not unreasonable. The Board also reviewed certain publicly available information regarding the profitability of certain similar investment

DWS Tax-Exempt Cash Premier Shares Tax-Exempt Cash Managed Shares	|	31

management firms. The Board noted that, while information regarding the profitability of such firms is limited (and in some cases is not necessarily prepared on a comparable basis), DIMA and its affiliates’ overall profitability with respect to the DWS Funds (after taking into account distribution and other services provided to the funds by DIMA and its affiliates) was lower than the overall profitability levels of most comparable firms for which such data was available.

Economies of Scale. The Board considered whether there are economies of scale with respect to the management of the Fund and whether the Fund benefits from any economies of scale. The Board noted that the Fund’s investment management fee schedule includes fee breakpoints. The Board concluded that the Fund’s fee schedule represents an appropriate sharing between the Fund and DIMA of such economies of scale as may exist in the management of the Fund at current asset levels.

Other Benefits to DIMA and Its Affiliates. The Board also considered the character and amount of other incidental or “fall-out” benefits received by DIMA and its affiliates, including any fees received by DIMA for administrative services provided to the Fund, any fees received by an affiliate of DIMA for transfer agency services provided to the Fund and any fees received by an affiliate of DIMA for distribution services. The Board also considered benefits to DIMA related to brokerage and soft-dollar allocations, including allocating brokerage to pay for research generated by parties other than the executing broker dealers, which pertain primarily to funds investing in equity securities. In addition, the Board considered the incidental public relations benefits to DIMA related to DWS Funds advertising and cross-selling opportunities among DIMA products and services. The Board considered these benefits in reaching its conclusion that the Fund’s management fees were reasonable.

Compliance. The Board considered the significant attention and resources dedicated by DIMA to its compliance processes in recent years. The Board noted in particular (i) the experience, seniority and time commitment of the individuals serving as DIMA’s and the Fund’s chief compliance officers and (ii) the substantial commitment of resources by DIMA and its affiliates to compliance matters, including the retention of compliance personnel.

Based on all of the information considered and the conclusions reached, the Board unanimously determined that the continuation of the Agreement is in the best interests of the Fund. In making this determination, the Board did not give particular weight to any single factor identified above. The Board considered these factors over the course of numerous meetings, certain of which were in executive session with only the Independent Trustees and counsel present. It is possible that individual Independent Trustees may have weighed these factors differently in reaching their individual decisions to approve the continuation of the Agreement.

32	|	DWS Tax-Exempt Cash Premier Shares Tax-Exempt Cash Managed Shares

Privacy Statement

FACTS	What Does DWS Do With Your Personal Information?
Why?	Financial companies choose how they share your personal information. Federal law gives consumers the right to limit some but not all sharing. Federal law also requires us to tell you how we collect, share and protect your personal information. Please read this notice carefully to understand what we do.
What?

The types of personal information we collect and share can include:

– Social Security number

– Account balances

– Purchase and transaction history

– Bank account information

– Contact information such as mailing address, e-mail address and telephone number

How?	All financial companies need to share customers’ personal information to run their everyday business. In the section below, we list the reasons financial companies can share their customers’ personal information, the reasons DWS chooses to share and whether you can limit this sharing.

Reasons we can share your personal information	Does DWS share?	Can you limit this sharing?
For our everyday business purposes — such as to process your transactions, maintain your account(s), respond to court orders or legal investigations	Yes	No
For our marketing purposes — to offer our products and services to you	Yes	No
For joint marketing with other financial companies	No	We do not share
For our affiliates’ everyday business purposes — information about your transactions and experiences	No	We do not share
For our affiliates’ everyday business purposes — information about your creditworthiness	No	We do not share
For non-affiliates to market to you	No	We do not share

Questions?	Call (800) 728-3337 or e-mail us at service@dws.com

DWS Tax-Exempt Cash Premier Shares Tax-Exempt Cash Managed Shares	|	33

Who we are
Who is providing this notice?	DWS Distributors, Inc; DWS Investment Management Americas, Inc.; DWS Trust Company; the DWS Funds
What we do
How does DWS protect my personal information?	To protect your personal information from unauthorized access and use, we use security measures that comply with federal law. These measures include computer safeguards and secured files and buildings.
How does DWS collect my personal information?

We collect your personal information, for example, when you:

– open an account

– give us your contact information

– provide bank account information for ACH or wire transactions

– tell us where to send money

– seek advice about your investments

Why can’t I limit all sharing?

Federal law gives you the right to limit only

– sharing for affiliates’ everyday business purposes

– information about your creditworthiness

– affiliates from using your information to market to you

– sharing for non-affiliates to market to you

State laws and individual companies may give you additional rights to limit sharing.

Definitions
Affiliates	Companies related by common ownership or control. They can be financial or non-financial companies. Our affiliates include financial companies with the DWS or Deutsche Bank (“DB”) name, such as DB AG Frankfurt.
Non-affiliates	Companies not related by common ownership or control. They can be financial and non-financial companies. Non-affiliates we share with include account service providers, service quality monitoring services, mailing service providers and verification services to help in the fight against money laundering and fraud.
Joint marketing	A formal agreement between non-affiliated financial companies that together market financial products or services to you. DWS does not jointly market.

Rev. 3/2018, as amended 7/2018

34	|	DWS Tax-Exempt Cash Premier Shares Tax-Exempt Cash Managed Shares

Notes

STIM-3

(R-033437-6 12/18)

October 31, 2018

Semiannual Report

to Shareholders

DWS Tax-Exempt Portfolio

(formerly Deutsche Tax-Exempt Portfolio)

DWS Tax-Exempt Money Fund

(formerly Deutsche Tax-Exempt Money Fund)

Contents

3	Portfolio Summary
4	Investment Portfolio
12	Statement of Assets and Liabilities
14	Statement of Operations
15	Statements of Changes in Net Assets
16	Financial Highlights

17	Notes to Financial Statements
25	Information About Your Fund’s Expenses
27	Other Information
28	Advisory Agreement Board Considerations and Fee Evaluation
32	Privacy Statement

This report must be preceded or accompanied by a prospectus. To obtain a summary prospectus, if available, or prospectus for any of our funds, visit dws.com. We advise you to consider the Fund’s objectives, risks, charges and expenses carefully before investing. The summary prospectus and prospectus contain this and other important information about the Fund. Please read the prospectus carefully before you invest.

You could lose money by investing in the Fund. Although the Fund seeks to preserve the value of your investment at $1.00 per share, it cannot guarantee it will do so. The Fund may impose a fee upon sale of your shares or may temporarily suspend your ability to sell shares if the Fund’s liquidity falls below required minimums because of market conditions or other factors. An investment in the Fund is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency. The Fund’s sponsor has no legal obligation to provide financial support to the Fund, and you should not expect that the sponsor will provide financial support to the Fund at any time. You should not rely on or expect the Advisor to enter into support agreements or take other actions to maintain the Fund’s $1.00 share price. The credit quality of the Fund’s holdings can change rapidly in certain markets, and the default of a single holding could have an adverse impact on the Fund’s share price. The Fund’s share price can also be negatively affected during periods of high redemption pressures and/or illiquid markets. The actions of a few large investors in one class of shares of the Fund may have a significant adverse effect on the share prices of all classes of shares of the Fund. Please read the prospectus for specific details regarding the Fund’s risk profile.

The brand DWS represents DWS Group GmbH & Co. KGaA and any of its subsidiaries such as DWS Distributors, Inc. which offers investment products or DWS Investment Management Americas, Inc. and RREEF America L.L.C. which offer advisory services.

NOT FDIC/NCUA     INSURED     NO BANK GUARANTEE     MAY LOSE VALUE

NOT A DEPOSIT     NOT INSURED BY ANY FEDERAL GOVERNMENT AGENCY

2	|	DWS Tax-Exempt Money Fund

Portfolio Summary	(Unaudited)
DWS Tax-Exempt Portfolio

Asset Allocation (As a % of Investment Portfolio)	10/31/18	4/30/18
Municipal Investments
Municipal Variable Rate Demand Notes	45%	49%
Tax-Exempt Commercial Paper	28%	17%
Municipal Bonds and Notes	9%	20%
Municipal Floating-Rate Notes	7%	5%
Preferred Shares of Closed-End Investment Companies	11%	9%
	100%	100%

Weighted Average Maturity	10/31/18	4/30/18
Cash Account Trust — DWS Tax-Exempt Portfolio	38 days	26 days
National Tax-Free Retail Money Fund Average*	22 days	19 days

*

The Fund is compared to its respective iMoneyNet Category: National Tax-Free Retail Money Fund Average — Category consists of all national tax-free and municipal retail funds. Portfolio holdings of tax-free funds include Rated and Unrated Demand Notes, Rated and Unrated General Market Notes; Commercial Paper; Put Bonds; AMT Paper and Other Tax-Free Holdings.

Weighted average maturity, also known as effective maturity, is the weighted average of the maturity date of bonds held by the Fund taking into consideration any available maturity shortening features.

Portfolio holdings and characteristics are subject to change.

For more complete details about the Fund’s holdings, see pages 4–11. A quarterly Fact Sheet is available on dws.com or upon request.

DWS Tax-Exempt Money Fund	|	3

Investment Portfolio	as of October 31, 2018 (Unaudited)

	Principal Amount ($)	Value ($)
Municipal Investments 88.7%
Alabama 0.6%
Tuscaloosa County, AL, Industrial Development Authority, Gulf Opportunity Zone, Hunt Refining Project, Series I, 144A, 1.65%*, 4/1/2028, LOC: Bank of Nova Scotia	1,600,000	1,600,000

Arizona 1.2%
Arizona, State Health Facilities Authority, Banner Health Obligated Group, Series F, 1.61%*, 1/1/2029, LOC: JPMorgan Chase Bank NA	1,900,000	1,900,000
Pima County, AZ, Industrial Development Authority, Multi-Family Housing Revenue, Eastside PL Apartments, 1.63%*, 2/15/2031, LIQ: Fannie Mae, LOC: Fannie Mae	1,410,000	1,410,000

		3,310,000

Arkansas 3.2%
Little Rock, AR, Metrocentre Improvement District No. 1, Little Rock Newspapers, Inc., 1.71%*, 12/1/2025, LOC: JPMorgan Chase Bank NA	2,550,000	2,550,000
Lowell, AR, Industrial Development Revenue, Little Rock Newspapers Project, AMT, 1.84%*, 6/1/2031, LOC: JPMorgan Chase Bank NA	6,500,000	6,500,000

		9,050,000

California 8.8%
California, Wells Fargo Stage Trust, Series 94C, 144A, AMT, MUNIPSA +0.35% , 1.95%**, Mandatory Put 1/24/2019 @ 100, 5/1/2030, GTY: Wells Fargo Bank NA, LIQ: Wells Fargo Bank NA	4,000,000	4,000,000
San Diego, CA, Public Facilities Financing Authority, TECP, 1.5%, 11/1/2018, LOC: Bank of America	3,085,000	3,085,000
San Francisco City & County, CA, TECP, 1.7%, 11/27/2018	7,500,000	7,500,000
University of California, TECP, 1.59%, 11/5/2018	10,050,000	10,050,000

		24,635,000

Colorado 4.5%
Colorado, State Education Loan Program, Series A, 5.0%, 6/27/2019	12,500,000	12,776,052

Connecticut 4.2%
Connecticut, State Health & Educational Facility Authority Revenue, Yale University:
1.0%, Mandatory Put 2/6/2019 @ 100, 7/1/2033	305,000	304,336
Series U2, 1.0%, Mandatory Put 2/6/2019 @ 100, 7/1/2033	8,735,000	8,713,258

The accompanying notes are an integral part of the financial statements.

4	|	DWS Tax-Exempt Money Fund

	Principal Amount ($)	Value ($)
Series 2010 A-4, 1.2%, Mandatory Put 2/1/2019 @ 100, 7/1/2049	2,860,000	2,856,160

		11,873,754

Florida 3.0%
Gainesville, FL, Industrial Development Revenue, Gainesville Hillel, Inc. Project, 1.64%*, 5/1/2033, LOC: Northern Trust Co.	2,650,000	2,650,000
Gainesville, FL, Utility System Revenue, TECP, 1.74%, 11/7/2018	4,500,000	4,500,000
Palm Beach County, FL, Henry Morrison Flagler Project Revenue, 1.61%*, 11/1/2036, LOC: Northern Trust Co.	1,300,000	1,300,000

		8,450,000

Georgia 0.5%
Atlanta City, GA, Airport General Revenue:
TECP, 1.65%, 11/2/2018	1,094,000	1,094,000
TECP, 1.80%, 12/5/2018	430,000	429,992

		1,523,992

Illinois 6.4%
Channahon, IL, Morris Hospital Revenue, 1.6%*, 12/1/2034, LOC: U.S. Bank NA	4,130,000	4,130,000
DuPage County, IL, Morton Arboretum Project Revenue, 1.6%*, 10/15/2038, LOC: Northern Trust Co.	1,000,000	1,000,000
Illinois, Southwestern Development Authority Solid Waste Disposal Revenue, Waste Management, Inc., Project, AMT, 1.69%*, 10/1/2027, LOC: JPMorgan Chase Bank NA	400,000	400,000
Illinois, State Development Finance Authority, Jewish Council Youth Services, 1.62%*, 9/1/2028, LOC: BMO Harris Bank NA	1,250,000	1,250,000
Illinois, State Development Finance Authority, St. Ignatius College Preparatory, 1.63%*, 6/1/2024, LOC: PNC Bank NA	1,000,000	1,000,000
Illinois, State Development Finance Authority, YMCA Metropolitan Chicago Project, 1.64%*, 6/1/2029, LOC: BMO Harris Bank NA	1,000,000	1,000,000
Illinois, State Educational Facility Authority Revenue, The Adler Planetarium, 1.62%*, 4/1/2031, LOC: PNC Bank NA	1,100,000	1,100,000
Illinois, State Finance Authority Revenue, Steppenwolf Theatre Co. Project, 1.6%*, 3/1/2043, LOC: Northern Trust Co.	2,065,000	2,065,000
Illinois, State Finance Authority Revenue, Uhlich Children’s Advantage Network, 1.62%*, 5/1/2036, LOC: U.S. Bank NA	1,700,000	1,700,000

The accompanying notes are an integral part of the financial statements.

DWS Tax-Exempt Money Fund	|	5

	Principal Amount ($)	Value ($)
Illinois, State Housing Development Authority, Multi-Family Housing Revenue, 1.61%*, 1/1/2041, LIQ: Freddie Mac, LOC: Freddie Mac	4,325,000	4,325,000

		17,970,000

Indiana 0.6%
Indiana, State Finance Authority, Health Systems Revenue, Sisters of St. Francis Health, Series F, 1.64%*, 9/1/2048, LOC: Bank of NY Mellon	1,650,000	1,650,000

Kansas 0.4%
Olathe, KS, Industrial Revenue, Multi Modal Diamant Boart, Series A, AMT, 1.75%*, 3/1/2027, LOC: Svenska Handelsbanken	1,000,000	1,000,000

Kentucky 1.3%
Louisville & Jefferson County, KY, Regional Airport Authority, UPS Worldwide Forwarding, Series B, AMT, 1.75%*, 1/1/2029	3,600,000	3,600,000

Louisiana 1.5%
Louisiana, Caddo-Bossier Parishes Port Commission, Oakley Co. Project, AMT, 1.75%*, 1/1/2028, LOC: Bank of America NA	1,045,000	1,045,000
Shreveport, LA, Home Mortgage Authority, Multi-Family Housing Revenue, Summer Point Project, 1.62%*, 2/15/2023, LIQ: Fannie Mae, LOC: Fannie Mae	3,210,000	3,210,000

		4,255,000

Massachusetts 2.0%
Massachusetts, Tender Option Bond Trust Receipts, Series 2015-XF2203, 144A, 1.62%*, 8/15/2023, LIQ: Citibank NA	2,300,000	2,300,000
Massachusetts, University of Massachusetts, Building Authority Revenue, Series 2, MUNIPSA +0.300% , 1.9%**, 11/1/2034	3,300,000	3,300,000

		5,600,000

Michigan 4.6%
Michigan, Registered University, 1.58%, 12/3/2018, TECP	13,000,000	13,000,000

Mississippi 0.3%
Mississippi, State Business Finance Commission, Gulf Opportunity Zone, Chevron U.S.A., Inc.:
Series K, 1.67%*, 11/1/2035 , GTY: Chevron Corp.	545,000	545,000
Series L, 1.67%*, 11/1/2035 , GTY: Chevron Corp.	300,000	300,000

		845,000

The accompanying notes are an integral part of the financial statements.

6	|	DWS Tax-Exempt Money Fund

	Principal Amount ($)	Value ($)
Missouri 4.0%
Missouri, Tender Option Bond Trust Receipts:
Series 2015-XF2198, 144A, 1.63%*, 5/1/2023 , LIQ: Citibank NA	2,660,000	2,660,000
Series 2017-XG0157, 144A, 1.64%*, 5/15/2048 , LIQ: Barclays Bank PLC, LOC: Barclays Bank PLC	8,500,000	8,500,000

		11,160,000
Nevada 2.4%
Clark County, NV, Airport Revenue, Series D-1, 1.6%*, 7/1/2036, LOC: Sumitomo Mitsui Banking	6,755,000	6,755,000

New York 5.5%
New York, State Dormitory Authority Revenues, State Supported Debt, City University of New York, Series C, 1.63% *, 7/1/2031, LOC: Bank of America NA	530,000	530,000
New York, State Housing Finance Agency, 350 West 43rd Street, Series A, AMT, 1.74% *, 11/1/2034, LOC: Landesbank Hessen-Thuringen	600,000	600,000
New York, State Thruway Authority Revenue, Series 2016-XF2345, 144A, 1.63% *, 4/1/2020, LIQ: Credit Suisse	1,865,000	1,865,000
New York City, NY, Industrial Development Agency Revenue, Liberty 123 Wash Project, 1.71% *, 10/1/2042, LOC: Bank of China	1,400,000	1,400,000
New York City, NY, Municipal Water Finance Authority, Water & Sewer System Revenue, Second Generation Resolution, Series BB-1, 1.68% *, 6/15/2039, SPA: Landesbank Hessen-Thuringen	280,000	280,000
New York City, NY, Municipal Water Finance Authority, Water & Sewer Systems Revenue, Second Generation Resolution, Series BB-1, 1.64% *, 6/15/2051, SPA: Industrial & Commercial Bank of China BA	8,350,000	8,350,000
New York, NY, State General Obligation:
Series H-2, 1.68%*, 1/1/2036, SPA: JPMorgan Chase Bank NA	840,000	840,000
Series J-6, 1.72%*, 8/1/2024, LOC: Landesbank Hessen-Thuringen	500,000	500,000
New York, NY, State General Obligation:
Series A-3, 1.68%*, 8/1/2035, SPA: Landesbank Hessen-Thuringen	350,000	350,000
Series A-3, 1.72%*, 8/1/2044, SPA: Landesbank Hessen-Thuringen	820,000	820,000

		15,535,000

Ohio 6.2%
Cuyahoga County, OH, Health Care Facilities Revenue, AM McGregor Home Project, 1.65%*, 5/1/2049, LOC: Northern Trust Co.	12,600,000	12,600,000

The accompanying notes are an integral part of the financial statements.

DWS Tax-Exempt Money Fund	|	7

	Principal Amount ($)	Value ($)
Ohio, State Economic Development Revenue, Goodwill Industries Miami Vy Project, 1.6%*, 6/1/2023, GTY: Patheon, Inc., LOC: PNC Bank NA	1,900,000	1,900,000
Ohio, State Higher Educational Facility Commission, Cleveland Clinic Health System Obligated Group, Series B-2, 1.7%*, 1/1/2039, SPA: Bank of NY Mellon	3,090,000	3,090,000

		17,590,000

Oregon 0.3%
Oregon, State Housing & Community Services Department, Housing Development Revenue, Redwood Park Apartments, Series F, AMT, 1.66%*, 10/15/2038, LIQ: Fannie Mae, LOC: Fannie Mae	800,000	800,000

Pennsylvania 3.3%
Delaware County, PA, Industrial Development Authority, United Parcel Service, Inc. Project, 1.64%*, 9/1/2045	535,000	535,000
Lancaster, PA, Industrial Development Authority, Willow Valley Retirement, Series C, 1.6%*, 12/1/2039, LOC: PNC Bank NA	2,500,000	2,500,000
Luzerne County, PA, Convention Center Authority, Series A, 1.61%*, 9/1/2028, LOC: PNC Bank NA	3,970,000	3,970,000
Pennsylvania, State Public School Building Authority, School District Project, Series A, 1.61%*, 8/1/2030, LOC: PNC Bank NA	750,000	750,000
Pennsylvania, State Economic Development Financing Authority Revenue, Hawley Silk Mill LLC, Recovery Zone Facility, Series A1, 1.64%*, 12/1/2031, LOC: PNC Bank NA	300,000	300,000
Pennsylvania, State Economic Development Financing Authority, Economic Development Revenue, Kingsley Association Project, 1.67%*, 8/1/2026, LOC: PNC Bank NA	250,000	250,000
Pennsylvania, State Higher Educational Facilities Authority, Association of Independent Colleges & Universities, 1.6%*, 5/1/2031, LOC: PNC Bank NA	875,000	875,000

		9,180,000

Tennessee 1.5%
Sevier County, TN, Public Building Authority Revenue, Public Improvement, Series B-1, 1.63%*, 6/1/2032, LOC: Bank of America NA	4,200,000	4,200,000

Texas 11.1%
Harris County, TX, 1.74%, 11/15/2018, TECP	4,850,000	4,850,000
Texas, State General Obligation, 4.0%, 8/29/2019	13,000,000	13,229,254
Texas, Tender Option Bond Trust Receipts, Series 2015-XF2201, 144A, 1.63%*, 10/15/2023, LIQ: Citibank NA	3,100,000	3,100,000

The accompanying notes are an integral part of the financial statements.

8	|	DWS Tax-Exempt Money Fund

	Principal Amount ($)	Value ($)
University of Texas, Permanent University Funding:
TECP, 1.24%, 11/1/2018	5,000,000	5,000,000
TECP, 1.48%, 11/2/2018	5,039,000	5,039,000

		31,218,254

Virginia 0.2%
Loudoun County, VA, Industrial Development Authority Revenue, Jack Kent Cooke Foundation Project, 1.65%*, 6/1/2034, LOC: Northern Trust Co.	650,000	650,000

Washington 4.3%
Washington, General Obligations Notes, TECP, 1.79%, 2/21/2019	12,000,000	12,000,000
Washington, State Housing Finance Commission, Panorma City Project, 1.7%*, 1/1/2027, LOC: Wells Fargo Bank NA	240,000	240,000

		12,240,000

Wisconsin 3.8%
Wisconsin, General Obligations Notes, TECP, 1.72%, 11/5/2018	10,636,000	10,636,000

Other 3.0%
Federal Home Loan Mortgage Corp., Multi-Family Variable Rate Certificates:
“A”, Series MO27, 1.62%*, 10/15/2029, LIQ: Freddie Mac	2,835,000	2,835,000
“A”, Series M031, 1.63%*, 12/15/2045, LIQ: Freddie Mac	2,990,000	2,990,000
Series M033, 1.63%*, 3/15/2049, LIQ: Freddie Mac	1,480,000	1,480,000
“A”, Series M015, AMT, 1.65%*, 5/15/2046, LIQ: Freddie Mac	1,065,000	1,065,000

		8,370,000
Total Municipal Investments (Cost $249,473,052)		249,473,052

Preferred Shares of Closed-End Investment Companies 10.8%
California 7.3%
California, Nuveen Dividend Advantage Municipal Fund, Series 1-1362, 144A, AMT, 1.76%*, 6/1/2041, LIQ: Societe Generale	10,000,000	10,000,000
California, Nuveen Dividend Advantage Municipal Fund, Series 6, 144A, AMT, 1.75%*, 8/1/2040, LIQ: Citibank NA	1,500,000	1,500,000
California, Nuveen Quality Municipal Income Fund, Series 4, 144A, AMT, 1.74%*, 12/1/2042, LIQ: Royal Bank of Canada	5,500,000	5,500,000
California, Nuveen Quality Municipal Income Fund, Series 7, 144A, AMT, 1.74%*, 8/3/2043, LIQ: Royal Bank of Canada	3,500,000	3,500,000

		20,500,000

The accompanying notes are an integral part of the financial statements.

DWS Tax-Exempt Money Fund	|	9

	Principal Amount ($)	Value ($)
National 3.5%
Nuveen Enhanced Municipal Credit Opportunities Fund, Series 3, 144A, AMT, 1.72%*, 6/1/2040, LIQ: Toronto-Dominion Bank	10,000,000	10,000,000

Total Preferred Shares of Closed-End Investment Companies (Cost $30,500,000)		30,500,000

	% of Net Assets	Value ($)
Total Investment Portfolio (Cost $279,973,052)	99.5	279,973,052
Other Assets and Liabilities, Net	0.5	1,299,063

Net Assets	100.0	281,272,115

*

Variable rate demand notes and variable rate demand preferred shares are securities whose interest rates are reset periodically (usually daily mode or weekly mode) by remarketing agents based on current market levels, and are not directly set as a fixed spread to a reference rate. These securities may be redeemed at par by the holder at any time, and are shown at their current rates as of October 31, 2018. Date shown reflects the earlier of demand date or stated maturity date.

**	Floating rate security. These securities are shown at their current rate as of October 31, 2018.

144A: Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers.

AMT: Subject to alternative minimum tax.

GTY: Guaranty Agreement

LIQ: Liquidity Facility

LOC: Letter of Credit

MUNIPSA: SIFMA Municipal Swap Index Yield

SPA: Standby Bond Purchase Agreement

TECP: Tax Exempt Commercial Paper

The accompanying notes are an integral part of the financial statements.

10	|	DWS Tax-Exempt Money Fund

Fair Value Measurements

Various inputs are used in determining the value of the Fund’s investments. These inputs are summarized in three broad levels. Level 1 includes quoted prices in active markets for identical securities. Level 2 includes other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds and credit risk). Level 3 includes significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments). The level assigned to the securities valuations may not be an indication of the risk or liquidity associated with investing in those securities. Securities held by the Fund are reflected as Level 2 because the securities are valued at amortized cost (which approximates fair value) and, accordingly, the inputs used to determine value are not quoted prices in an active market.

The following is a summary of the inputs used as of October 31, 2018 in valuing the Fund’s investments. For information on the Fund’s policy regarding the valuation of investments, please refer to the Security Valuation section of Note A in the accompanying Notes to Financial Statements.

Assets	Level 1	Level 2	Level 3	Total
Municipal Investments (a)	$—	$249,473,052	$—	$249,473,052
Preferred Shares of Closed-End Investment Companies (a)	—	30,500,000	—	30,500,000
Total	$—	$279,973,052	$—	$279,973,052

(a)	See Investment Portfolio for additional detailed categorizations.

The accompanying notes are an integral part of the financial statements.

DWS Tax-Exempt Money Fund	|	11

Statement of Assets and Liabilities

as of October 31, 2018 (Unaudited)

Assets	DWS Tax-Exempt Portfolio

Investments in securities, valued at amortized cost	$279,973,052
Cash	109,822
Receivable for investments sold	210,000
Receivable for Fund shares sold	344,819
Interest receivable	871,247
Other assets	72,735
Total assets	281,581,675

Liabilities
Payable for Fund shares redeemed	45,511
Distributions payable	53,897
Accrued Trustees’ fees	6,432
Other accrued expenses and payables	203,720
Total liabilities	309,560
Net assets, at value	$281,272,115

Net Assets Consist of
Distributable earnings (loss)	(72,314)
Paid-in capital	281,344,429
Net assets, at value	$281,272,115

The accompanying notes are an integral part of the financial statements.

12	|	DWS Tax-Exempt Money Fund

Statement of Assets and Liabilities as of October 31, 2018 (Unaudited) (continued)

Net Asset Value	DWS Tax-Exempt Portfolio

DWS Tax-Exempt Cash Premier Shares
Net Asset Value, offering and redemption price per share ($48,736,660 ÷ 48,715,500 outstanding shares of beneficial interest, no par value, unlimited number of shares authorized)	$1.00
DWS Tax-Exempt Money Fund
Net Asset Value, offering and redemption price per share ($125,192,511 ÷ 125,138,308 outstanding shares of beneficial interest, no par value, unlimited number of shares authorized)	$1.00
DWS Tax-Free Money Fund Class S
Net Asset Value, offering and redemption price per share ($49,719,526 ÷ 49,697,946 outstanding shares of beneficial interest, no par value, unlimited number of shares authorized)	$1.00
Service Shares
Net Asset Value, offering and redemption price per share ($10,877,262 ÷ 10,872,537 outstanding shares of beneficial interest, no par value, unlimited number of shares authorized)	$1.00
Tax-Exempt Cash Managed Shares
Net Asset Value, offering and redemption price per share ($41,201,277 ÷ 41,183,373 outstanding shares of beneficial interest, no par value, unlimited number of shares authorized)	$1.00
Tax-Free Investment Class
Net Asset Value, offering and redemption price per share ($5,544,879 ÷ 5,542,472 outstanding shares of beneficial interest, no par value, unlimited number of shares authorized)	$1.00

The accompanying notes are an integral part of the financial statements.

DWS Tax-Exempt Money Fund	|	13

Statement of Operations

for the six months ended October 31, 2018 (Unaudited)

Investment Income	DWS Tax-Exempt Portfolio
Income:
Interest	$2,237,873
Expenses:
Management fee	112,177
Administration fee	156,975
Services to shareholders	124,682
Distribution and service fees	163,606
Custodian fee	4,332
Professional fees	60,992
Reports to shareholders	60,924
Registration fees	51,420
Trustees’ fees and expenses	9,344
Other	30,987
Total expenses before expense reductions	775,439
Expense reductions	(208,097)
Total expenses after expense reductions	567,342
Net investment income	1,670,531
Net realized gain (loss) from investments	(4,945)
Net increase (decrease) in net assets resulting from operations	$1,665,586

The accompanying notes are an integral part of the financial statements.

14	|	DWS Tax-Exempt Money Fund

Statements of Changes in Net Assets

	DWS Tax-Exempt Portfolio
Increase (Decrease) in Net Assets	Six Months Ended October 31, 2018 (Unaudited)	Year Ended April 30, 2018

Operations:
Net investment income	$1,670,531	$2,423,950
Net realized gain (loss)	(4,945)	2,158
Net increase in net assets resulting from operations	1,665,586	2,426,108
Distributions to shareholders:
DWS Tax-Exempt Cash Premier Shares	(241,858)	(430,286)
DWS Tax-Exempt Money Fund	(790,118)	(1,163,840)
DWS Tax-Free Money Fund Class S	(293,871)	(413,013)
Service Shares	(70,058)	(36,384)
Tax-Exempt Cash Managed Shares	(236,957)	(364,721)
Tax-Free Investment Class	(24,977)	(28,399)
Total distributions	(1,657,839)	(2,436,643)*
Fund share transactions:
Proceeds from shares sold	173,979,348	550,268,409
Reinvestment of distributions	1,374,539	1,998,663
Payments for shares redeemed	(208,830,103)	(576,644,724)
Net increase (decrease) in net assets from Fund share transactions	(33,476,216)	(24,377,652)
Increase (decrease) in net assets	(33,468,469)	(24,388,187)
Net assets at beginning of period	314,740,584	339,128,771
Net assets at end of period	$281,272,115	$314,740,584 **

*	Includes distributions from net investment income.

**	Includes distributions in excess of net investment income of $47,775

The accompanying notes are an integral part of the financial statements.

DWS Tax-Exempt Money Fund	|	15

Financial Highlights

DWS Tax-Exempt Portfolio

DWS Tax-Exempt Money Fund

	Six Months Ended 10/31/18		Years Ended April 30,
	(Unaudited)		2018	2017		2016		2015		2014

Selected Per Share Data
Net asset value, beginning of period	$1.00		$1.00	$1.00		$1.00		$1.00		$1.00
Income (loss) from investment operations:
Net investment income	.006		.008	.005		.000	***	.000	***	.000	***
Net realized gain (loss)	(.000	)***	.000 ***	(.000	)***	.000	***	.000	***	.000	***
Total from investment operations	.006		.008	.005		.000	***	.000	***	.000	***
Less distributions from:
Net investment income	(.006)		(.008)	(.005)		(.000	)***	(.000	)***	(.000	)***
Net realized gains	—		—	(.000	)***	(.000	)***	(.000	)***	(.000	)***
Total distributions	(.006)		(.008)	(.005)		(.000	)***	(.000	)***	(.000	)***
Net asset value, end of period	$1.00		$1.00	$1.00		$1.00		$1.00		$1.00
Total Return (%)[a]	.61	**	.83	.50		.04		.03		.02

Ratios to Average Net Assets and Supplemental Data
Net assets, end of period ($ millions)	125		136	143		171		176		212
Ratio of expenses before expense reductions (%)	.36	*	.33	.30		.26		.24		.23
Ratio of expenses after expense reductions (%)	.22	*	.23	.25		.12		.10		.13
Ratio of net investment income (%)	1.21	*	.82	.41		.03		.01		.01

[a]	Total return would have been lower had certain expenses not been reduced.

*	Annualized

**	Not annualized

***	Amount is less than $.0005.

The accompanying notes are an integral part of the financial statements.

16	|	DWS Tax-Exempt Money Fund

Notes to Financial Statements	(Unaudited)

A. Organization and Significant Accounting Policies

Cash Account Trust (the “Trust”) is registered under the Investment Company Act of 1940, as amended (the “1940 Act”), as an open-end management investment company organized as a Massachusetts business trust.

The Trust offers two funds: DWS Government & Agency Securities Portfolio (formerly Deutsche Government & Agency Securities Portfolio) and DWS Tax-Exempt Portfolio (formerly Deutsche Tax-Exempt Portfolio). These financial statements report on DWS Tax-Exempt Portfolio (the “Fund”).

DWS Tax-Exempt Portfolio offers six classes of shares: DWS Tax-Exempt Cash Premier Shares (formerly Deutsche Tax-Exempt Cash Premier Shares), DWS Tax-Exempt Money Fund (formerly Deutsche Tax-Exempt Money Fund), DWS Tax-Free Money Fund Class S (formerly Deutsche Tax-Free Money Fund Class S), Service Shares, Tax-Exempt Cash Managed Shares and Tax-Free Investment Class.

The financial highlights for all classes of shares, other than DWS Tax-Exempt Money Fund, are provided separately and are available upon request.

The Fund’s investment income, realized gains and losses, and certain Fund-level expenses and expense reductions, if any, are borne pro rata on the basis of relative net assets by the holders of all classes of shares of the Fund, except that each class bears certain expenses unique to that class such as distribution and service fees, services to shareholders and certain other class-specific expenses. Differences in class-level expenses may result in payment of different per share dividends by class. All shares of the Trust have equal rights with respect to voting subject to class-specific arrangements.

The Fund’s financial statements are prepared in accordance with accounting principles generally accepted in the United States of America (“U.S. GAAP”) which require the use of management estimates. Actual results could differ from those estimates. The Fund qualifies as an investment company under Topic 946 of Accounting Standards Codification of U.S. GAAP. The policies described below are followed consistently by the Fund in the preparation of its financial statements.

In October 2018, the Securities and Exchange Commission adopted amendments to certain disclosure requirements in Securities Act Release No. 33-10532, Disclosure Update and Simplification, which is intended to facilitate the disclosure of information to investors and simplify compliance without significantly altering the total mix of information

DWS Tax-Exempt Money Fund	|	17

provided to investors. Effective with the current reporting period, the Fund adopted the amendments with the impacts being that the Fund is no longer required to present components of distributable earnings on the Statement of Assets and Liabilities or the sources of distributable earnings and the amount of undistributed net investment income on the Statements of Changes in Net Assets.

Security Valuation. Various inputs are used in determining the value of the Fund’s investments. These inputs are summarized in three broad levels. Level 1 includes quoted prices in active markets for identical securities. Level 2 includes other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds and credit risk). Level 3 includes significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments). The level assigned to the securities valuations may not be an indication of the risk or liquidity associated with investing in those securities.

The Fund values all securities utilizing the amortized cost method permitted in accordance with Rule 2a-7 under the 1940 Act and certain conditions therein. Under this method, which does not take into account unrealized capital gains or losses on securities, an instrument is initially valued at its cost and thereafter assumes a constant accretion/amortization rate to maturity of any discount or premium. Securities held by the Fund are reflected as Level 2 because the securities are valued at amortized cost (which approximates fair value) and, accordingly, the inputs used to determine value are not quoted prices in an active market.

Disclosure about the classification of fair value measurements is included in a table following the Fund’s Investment Portfolio.

Federal Income Taxes. The Fund’s policy is to comply with the requirements of the Internal Revenue Code, as amended, which are applicable to regulated investment companies and to distribute all of its taxable and tax-exempt income to its shareholders.

At April 30, 2018, the Fund had a net tax basis capital loss carryforward of approximately $32,000, which may be applied against any realized net taxable capital gains indefinitely.

At April 30, 2018, DWS Tax-Exempt Portfolio had an aggregate cost of investments for federal income tax purposes of $312,915,636.

The Fund has reviewed the tax positions for the open tax years as of April 30, 2018 and has determined that no provision for income tax and/or uncertain tax positions is required in the Fund’s financial statements. The Fund’s federal tax returns for the prior three fiscal years remain open subject to examination by the Internal Revenue Service.

Distribution of Income. Net investment income of the Fund is declared as a daily dividend and is distributed to shareholders monthly. The Fund may

18	|	DWS Tax-Exempt Money Fund

take into account capital gains and losses in its daily dividend declarations. The Fund may also make additional distributions for tax purposes if necessary.

Permanent book and tax basis differences relating to shareholder distributions will result in reclassifications to paid in capital. Temporary book and tax basis differences will reverse in a subsequent period. There were no book-to-tax differences for the Fund.

The tax character of current year distributions will be determined at the end of the current fiscal year.

Expenses. Expenses of the Trust arising in connection with a specific Fund are allocated to that Fund. Other Trust expenses which cannot be directly attributed to a Fund are apportioned pro rata on the basis of relative net assets among the funds in the Trust.

Contingencies. In the normal course of business, the Fund may enter into contracts with service providers that contain general indemnification clauses. The Fund’s maximum exposure under these arrangements is unknown, as this would involve future claims that may be made against the Fund that have not yet been made. However, based on experience, the Fund expects the risk of loss to be remote.

Other. Investment transactions are accounted for on trade date. Interest income is recorded on the accrual basis. Realized gains and losses from investment transactions are recorded on an identified cost basis. All discounts and premiums are accreted/amortized for both tax and financial reporting purposes.

B. Related Parties

Management Agreement. Under an Amended and Restated Investment Management Agreement with DWS Investment Management Americas, Inc. (formerly Deutsche Investment Management Americas Inc.) (“DIMA” or the “Advisor”), an indirect, wholly owned subsidiary of DWS Group GmbH & Co. KGaA (“DWS Group”), the Advisor directs the investments of the Fund in accordance with its investment objectives, policies and restrictions. The Advisor determines the securities, instruments and other contracts relating to investments to be purchased, sold or entered into by the Fund.

The monthly management fee for the Fund is computed based on the combined average daily net assets of the two funds of the Trust and

DWS Tax-Exempt Money Fund	|	19

allocated to the Fund based on its relative net assets, computed and accrued daily and payable monthly, at the following annual rates:

First $500 million of the Funds’ combined average daily net assets	.120%
Next $500 million of such net assets	.100%
Next $1 billion of such net assets	.075%
Next $1 billion of such net assets	.060%
Over $3 billion of such net assets	.050%

Accordingly, for the six months ended October 31, 2018, the fee pursuant to the Investment Management Agreement on DWS Tax-Exempt Portfolio was equivalent to an annualized rate (exclusive of any applicable waivers/reimbursements) of 0.07% of the Fund’s average daily net assets.

For the period from May 1, 2018 through September 30, 2019, the Advisor has contractually agreed to waive its fees and/or reimburse certain operating expenses of the DWS Tax-Exempt Money Fund to the extent necessary to maintain the total annual operating expenses (excluding certain expenses such as extraordinary expenses, taxes, brokerage and interest) at 0.40%.

In addition, the Advisor has agreed to voluntarily waive additional expenses. The voluntary waiver may be changed or terminated at any time without notice. Under these arrangements, the Advisor waived certain expenses on DWS Tax-Exempt Money Fund.

In addition, the Advisor has also agreed to maintain expenses of certain other classes of the Trust. These rates are disclosed in the respective share classes’ semiannual reports that are provided separately and are available upon request.

For the period ended October 31, 2018, fees waived and/or expenses reimbursed for each class are as follows:

DWS Tax-Exempt Cash Premier Shares	$25,439
DWS Tax-Exempt Money Fund	91,533
DWS Tax-Free Money Fund Class S	31,583
Service Shares	22,994
Tax-Exempt Cash Managed Shares	32,700
Tax-Free Investment Class	3,848
$208,097

Administration Fee. Pursuant to an Administrative Services Agreement, DIMA provides most administrative services to the Fund. For all services provided under the Administrative Services Agreement, the Fund pays the Advisor an annual fee (“Administration Fee”) of 0.10% of the Fund’s average daily net assets, computed and accrued daily and payable

20	|	DWS Tax-Exempt Money Fund

monthly. For the six months ended October 31, 2018, the Administration Fee was as follows:

Fund	Administration Fee	Unpaid at October 31, 2018
DWS Tax-Exempt Portfolio	$156,975	$24,531

Service Provider Fees. DWS Service Company (“DSC”), an affiliate of the Advisor, is the transfer agent, dividend-paying agent and shareholder service agent for the Fund. Pursuant to a sub-transfer agency agreement between DSC and DST Systems, Inc. (“DST”), DSC has delegated certain transfer agent, dividend-paying agent and shareholder service agent functions to DST. DSC compensates DST out of the shareholder servicing fee it receives from the Fund. For the six months ended October 31, 2018, the amounts charged to the Fund by DSC were as follows:

DWS Tax-Exempt Portfolio:	Total Aggregated	Unpaid at October 31, 2018
DWS Tax-Exempt Cash Premier Shares	$2,247	$2,247
DWS Tax-Exempt Money Fund	19,456	13,333
DWS Tax-Free Money Fund Class S	15,932	10,870
Service Shares	49,523	31,162
Tax-Exempt Cash Managed Shares	15,744	12,113
Tax-Free Investment Class	2,816	2,211
	$105,718	$71,936

In addition, for the period ended October 31, 2018, the amounts charged to the Fund for recordkeeping and other administrative services provided by unaffiliated third parties, included in the Statement of Operations under “Services to shareholders”, were as follows:

Sub-Recordkeeping	Total Aggregated
DWS Tax-Exempt Money Fund	$6,344
DWS Tax-Free Money Fund Class S	500
$6,844

Distribution Service Agreement. Under the Distribution Service Agreement, in accordance with Rule 12b-1 under the 1940 Act, DWS Distributors, Inc. (“DDI”), an affiliate of the Advisor, receives a fee (“Distribution Fee”), calculated as a percentage of average daily net assets for the shares listed in the following table.

DWS Tax-Exempt Money Fund	|	21

For the six months ended October 31, 2018, the Distribution Fee was as follows:

DWS Tax-Exempt Portfolio:	Distribution Fee	Unpaid at October 31, 2018	Annualized Rate	Contractual Rate
Service Shares	$118,722	$13,022	.60%	.60%
Tax-Free Investment Class	7,571	1,356	.25%	.25%
	$126,293	$14,378

In addition, DDI provides information and administrative services for a fee (“Service Fee”) for the shares listed in the following table. A portion of these fees may be paid pursuant to a Rule 12b-1 plan.

For the six months ended October 31, 2018, the Service Fee was as follows:

DWS Tax-Exempt Portfolio:	Service Fee	Unpaid at October 31, 2018	Annualized Rate	Contractual Rate
Tax-Exempt Cash Managed Shares	$35,193	$5,149	.15%	.15%
Tax-Free Investment Class	2,120	379	.07%	.07%
	$37,313	$5,528

Typesetting and Filing Service Fees. Under an agreement with DIMA, DIMA is compensated for providing certain pre-press and regulatory filing services to the Fund. For the six months ended October 31, 2018, the amount charged to the Fund by DIMA included in the Statement of Operations under “Reports to shareholders” was as follows:

Fund	Total Aggregated	Unpaid at October 31, 2018
DWS Tax-Exempt Portfolio	$26,108	$26,108

Trustees’ Fees and Expenses. The Fund paid retainer fees to each Trustee not affiliated with the Advisor, plus specified amounts to the Board Chairperson and to each committee Chairperson.

Transactions with Affiliates. The Fund may purchase securities from, or sell securities to, an affiliated fund provided the affiliation is solely due to having a common investment adviser, common officers, or common trustees. During the six months ended October 31, 2018, the Fund engaged in securities purchases of $292,930,000 and securities sales of $358,725,000 with an affiliated fund in compliance with Rule 17a-7 under the 1940 Act.

C. Line of Credit

The Fund and other affiliated funds (the “Participants”) share in a $400 million revolving credit facility provided by a syndication of banks. The Fund may borrow for temporary or emergency purposes, including the meeting of redemption requests that otherwise might require the

22	|	DWS Tax-Exempt Money Fund

untimely disposition of securities. The Participants are charged an annual commitment fee which is allocated based on net assets, among each of the Participants. Interest is calculated at a rate per annum equal to the sum of the Federal Funds Rate plus 1.25 percent plus, if the one-month LIBOR exceeds the Federal Funds Rate, the amount of such excess. The Fund may borrow up to a maximum of 33 percent of its net assets under the agreement. The Fund had no outstanding loans at October 31, 2018.

D. Fund Share Transactions

The following table summarizes share and dollar activity in the Fund:

DWS Tax-Exempt Portfolio

	Six Months Ended October 31, 2018		Year Ended April 30, 2018
	Shares	Dollars	Shares	Dollars

Shares sold
DWS Tax-Exempt Cash Premier Shares	39,039,841	$39,039,841	67,725,230	$67,725,230
DWS Tax-Exempt Money Fund	16,934,834	16,934,834	51,423,925	51,423,925
DWS Tax-Free Money Fund Class S	3,789,540	3,789,540	13,879,488	13,879,488
Service Shares	37,443,832	37,443,832	81,813,513	81,813,513
Tax-Exempt Cash Managed Shares	71,836,763	71,836,763	326,154,215	326,154,215
Tax-Free Investment Class	4,934,538	4,934,538	9,272,138	9,272,138
Account Maintenance Fees	—	—	—	(100)
		$173,979,348		$550,268,409

Shares issued to shareholders in reinvestment of distributions
DWS Tax-Exempt Cash Premier Shares	230,852	$230,852	394,754	$394,754
DWS Tax-Exempt Money Fund	777,148	777,148	1,145,507	1,145,507
DWS Tax-Free Money Fund Class S	278,338	278,338	392,467	392,467
Service Shares	62,914	62,914	36,362	36,362
Tax-Exempt Cash Managed Shares	789	789	1,571	1,571
Tax-Free Investment Class	24,498	24,498	28,002	28,002
		$1,374,539		$1,998,663

DWS Tax-Exempt Money Fund	|	23

	Six Months Ended October 31, 2018		Year Ended April 30, 2018
	Shares	Dollars	Shares	Dollars

Shares redeemed
DWS Tax-Exempt Cash Premier Shares	(31,626,221)	$(31,626,221)	(64,594,618)	$(64,594,618)
DWS Tax-Exempt Money Fund	(28,950,560)	(28,950,560)	(59,547,276)	(59,547,276)
DWS Tax-Free Money Fund Class S	(5,300,623)	(5,300,623)	(18,119,437)	(18,119,437)
Service Shares	(68,944,328)	(68,944,328)	(79,236,036)	(79,236,036)
Tax-Exempt Cash Managed Shares	(69,005,541)	(69,005,541)	(342,806,879)	(342,806,879)
Tax-Free Investment Class	(5,002,830)	(5,002,830)	(12,340,478)	(12,340,478)
		$(208,830,103)		$(576,644,724)

Net increase (decrease)
DWS Tax-Exempt Cash Premier Shares	7,644,472	$7,644,472	3,525,366	$3,525,366
DWS Tax-Exempt Money Fund	(11,238,578)	(11,238,578)	(6,977,844)	(6,977,844)
DWS Tax-Free Money Fund Class S	(1,232,745)	(1,232,745)	(3,847,482)	(3,847,482)
Service Shares	(31,437,582)	(31,437,582)	2,613,839	2,613,839
Tax-Exempt Cash Managed Shares	2,832,011	2,832,011	(16,651,093)	(16,651,093)
Tax-Free Investment Class	(43,794)	(43,794)	(3,040,338)	(3,040,338)
Account Maintenance Fees	—	—	—	(100)
		$(33,476,216)		$(24,377,652)

24	|	DWS Tax-Exempt Money Fund

Information About Your Fund’s Expenses

As an investor of the Fund, you incur two types of costs: ongoing expenses and transaction costs. Ongoing expenses include management fees, distribution and service (12b-1) fees and other Fund expenses. Examples of transaction costs include account maintenance fees, which are not shown in this section. The following tables are intended to help you understand your ongoing expenses (in dollars) of investing in the Fund and to help you compare these expenses with the ongoing expenses of investing in other mutual funds. In the most recent six-month period, the Fund limited these expenses; had it not done so, expenses would have been higher for DWS Tax-Exempt Money Fund. The example in the table is based on an investment of $1,000 invested at the beginning of the six-month period and held for the entire period (May 1, 2018 to October 31, 2018).

The tables illustrate your Fund’s expenses in two ways:

–

Actual Fund Return. This helps you estimate the actual dollar amount of ongoing expenses (but not transaction costs) paid on a $1,000 investment in the Fund using the Fund’s actual return during the period. To estimate the expenses you paid over the period, simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the “Expenses Paid per $1,000” line under the share class you hold.

–

Hypothetical 5% Fund Return. This helps you to compare your Fund’s ongoing expenses (but not transaction costs) with those of other mutual funds using the Fund’s actual expense ratio and a hypothetical rate of return of 5% per year before expenses. Examples using a 5% hypothetical fund return may be found in the shareholder reports of other mutual funds. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period.

Please note that the expenses shown in these tables are meant to highlight your ongoing expenses only and do not reflect any transaction costs. The “Expenses Paid per $1,000” line of the tables is useful in comparing ongoing expenses only and will not help you determine the relative total expense of owning different funds. If these transaction costs had been included, your costs would have been higher.

DWS Tax-Exempt Money Fund	|	25

Expenses and Value of a $1,000 Investment for the six months ended October 31, 2018 (Unaudited)

Actual Fund Return	DWS Tax-Exempt Money Fund
Beginning Account Value 5/1/18	$1,000.00
Ending Account Value 10/31/18	$1,006.08
Expenses Paid per $1,000*	$1.11

Hypothetical 5% Fund Return
Beginning Account Value 5/1/18	$1,000.00
Ending Account Value 10/31/18	$1,024.10
Expenses Paid per $1,000*	$1.12

*

Expenses are equal to the Fund’s annualized expense ratio for each share class, multiplied by the average account value over the period, multiplied by 184 (the number of days in the most recent six-month period), then divided by 365.

Annualized Expense Ratio
DWS Tax-Exempt Money Fund	.22%

For more information, please refer to the Fund’s prospectus.

For an analysis of the fees associated with an investment in the Fund or similar funds, please refer to http://apps.finra.org/fundanalyzer/1/fa.aspx.

26	|	DWS Tax-Exempt Money Fund

Other Information

Proxy Voting

The Fund’s policies and procedures for voting proxies for portfolio securities and information about how the Fund voted proxies related to its portfolio securities during the most recent 12-month period ended June 30 are available on our Web site — dws.com/en-us/resources/proxy-voting — or on the SEC’s Web site — sec.gov. To obtain a written copy of the Fund’s policies and procedures without charge, upon request, call us toll free at (800) 728-3337.

Portfolio Holdings

Following the Fund’s fiscal first and third quarter-end, a complete portfolio holdings listing is filed with the SEC on Form N-Q. In addition, each month, information about the Fund and its portfolio holdings is filed with the SEC on Form N-MFP. The SEC delays the public availability of the information filed on Form N-MFP for 60 days after the end of the reporting period included in the filing. These forms will be available on the SEC’s Web site at sec.gov. The Fund’s portfolio holdings are also posted on dws.com from time to time. Please see the Fund’s current prospectus for more information.

DWS Tax-Exempt Money Fund	|	27

Advisory Agreement Board Considerations and Fee Evaluation

The Board of Trustees (hereinafter referred to as the “Board” or “Trustees”) approved the renewal of DWS Tax-Exempt Portfolio’s (the “Fund”) investment management agreement (the “Agreement”) with DWS Investment Management Americas, Inc. (“DIMA”) in September 2018.

In terms of the process that the Board followed prior to approving the Agreement, shareholders should know that:

–	During the entire process, all of the Fund’s Trustees were independent of DIMA and its affiliates (the “Independent Trustees”).

–

The Board met frequently during the past year to discuss fund matters and dedicated a substantial amount of time to contract review matters. Over the course of several months, the Board’s Contract Committee reviewed extensive materials received from DIMA, independent third parties and independent counsel. These materials included an analysis of the Fund’s performance, fees and expenses, and profitability from a fee consultant retained by the Fund’s Independent Trustees (the “Fee Consultant”). Based on its evaluation of the information provided, the Contract Committee presented its findings and recommendations to the Board. The Board then reviewed the Contract Committee’s findings and recommendations.

–	The Board also received extensive information throughout the year regarding performance of the Fund.

–

The Independent Trustees regularly met privately with counsel to discuss contract review and other matters. In addition, the Independent Trustees were advised by the Fee Consultant in the course of their review of the Fund’s contractual arrangements and considered a comprehensive report prepared by the Fee Consultant in connection with their deliberations.

–

In connection with reviewing the Agreement, the Board also reviewed the terms of the Fund’s Rule 12b-1 plan, distribution agreement, administrative services agreement, transfer agency agreement and other material service agreements.

In connection with the contract review process, the Contract Committee and the Board considered the factors discussed below, among others. The Board also considered that DIMA and its predecessors have managed the Fund since its inception, and the Board believes that a long-term relationship with a capable, conscientious advisor is in the best interests of the Fund. The Board considered, generally, that shareholders chose to invest or remain invested in the Fund knowing that DIMA managed the

28	|	DWS Tax-Exempt Money Fund

Fund. DIMA is part of DWS Group GmbH & Co. KGaA (“DWS Group”). DWS Group is a global asset management business that offers a wide range of investing expertise and resources, including research capabilities in many countries throughout the world. In 2018, approximately 20% of DWS Group’s shares were sold in an initial public offering, with Deutsche Bank AG owning the remaining shares.

As part of the contract review process, the Board carefully considered the fees and expenses of each DWS fund overseen by the Board in light of the fund’s performance. In many cases, this led to the negotiation and implementation of expense caps. As part of these negotiations, the Board indicated that it would consider relaxing these caps in future years following sustained improvements in performance, among other considerations.

While shareholders may focus primarily on fund performance and fees, the Fund’s Board considers these and many other factors, including the quality and integrity of DIMA’s personnel and administrative support services provided by DIMA, such as back-office operations, fund valuations, and compliance policies and procedures.

Nature, Quality and Extent of Services. The Board considered the terms of the Agreement, including the scope of advisory services provided under the Agreement. The Board noted that, under the Agreement, DIMA provides portfolio management services to the Fund and that, pursuant to a separate administrative services agreement, DIMA provides administrative services to the Fund. The Board considered the experience and skills of senior management and investment personnel and the resources made available to such personnel. The Board reviewed the Fund’s performance over short-term and long-term periods and compared those returns to various agreed-upon performance measures, including a peer universe compiled using information supplied by iMoneyNet, an independent fund data service. The Board also noted that it has put into place a process of identifying “Funds in Review” (e.g., funds performing poorly relative to a peer universe), and receives additional reporting from DIMA regarding such funds and, where appropriate, DIMA’s plans to address underperformance. The Board believes this process is an effective manner of identifying and addressing underperforming funds. Based on the information provided, the Board noted that, for the one- and three-year periods ended December 31, 2017, the Fund’s gross performance (DWS Tax-Exempt Cash Premier Shares) was in the 2nd quartile and 1st quartile, respectively, of the applicable iMoneyNet universe (the 1st quartile being the best performers and the 4th quartile being the worst performers).

Fees and Expenses. The Board considered the Fund’s investment management fee schedule, operating expenses and total expense ratios, and comparative information provided by Broadridge Financial Solutions, Inc. (“Broadridge”) and the Fee Consultant regarding investment

DWS Tax-Exempt Money Fund	|	29

management fee rates paid to other investment advisors by similar funds (1st quartile being the most favorable and 4th quartile being the least favorable). With respect to management fees paid to other investment advisors by similar funds, the Board noted that the contractual fee rates paid by the Fund, which include a 0.10% fee paid to DIMA under the Fund’s administrative services agreement, were lower than the median (1st quartile) of the applicable Broadridge peer group (based on Broadridge data provided as of December 31, 2017). Based on Broadridge data provided as of December 31, 2017, the Board noted that the Fund’s total operating expenses (excluding 12b-1 fees and/or shareholder administration fees, if applicable) were higher than the median (4th quartile) of the applicable Broadridge expense universe (less any applicable 12b-1 fees) for the following share classes: Service Shares, DWS Tax-Exempt Cash Premier Shares, Tax Free Investment Class shares, Tax-Exempt Cash Managed Shares, DWS Tax-Exempt Money Fund shares and DWS Tax-Free Money Fund Class S shares. The Board noted the expense limitations agreed to by DIMA. The Board also noted the voluntary fee waivers implemented by DIMA prior to December 31, 2017 to ensure the Fund maintained a positive yield. The Board considered the Fund’s management fee rate as compared to fees charged by DIMA to comparable DWS U.S. registered funds (“DWS Funds”), noting that DIMA indicated that it does not provide services to any other comparable DWS Funds. The information requested by the Board as part of its review of fees and expenses also included information about institutional accounts (including any sub-advised funds and accounts) and funds offered primarily to European investors (“DWS Europe Funds”) managed by DWS Group. The Board noted that DIMA indicated that DWS Group does not manage any institutional accounts or DWS Europe Funds comparable to the Fund.

On the basis of the information provided, the Board concluded that management fees were reasonable and appropriate in light of the nature, quality and extent of services provided by DIMA.

Profitability. The Board reviewed detailed information regarding revenues received by DIMA under the Agreement. The Board considered the estimated costs to DIMA, and pre-tax profits realized by DIMA, from advising the DWS Funds, as well as estimates of the pre-tax profits attributable to managing the Fund in particular. The Board also received information regarding the estimated enterprise-wide profitability of DIMA and its affiliates with respect to all fund services in totality and by fund. The Board and the Fee Consultant reviewed DIMA’s methodology in allocating its costs to the management of the Fund. Based on the information provided, the Board concluded that the pre-tax profits realized by DIMA in connection with the management of the Fund were not unreasonable. The Board also reviewed certain publicly available information regarding the profitability of certain similar investment

30	|	DWS Tax-Exempt Money Fund

management firms. The Board noted that, while information regarding the profitability of such firms is limited (and in some cases is not necessarily prepared on a comparable basis), DIMA and its affiliates’ overall profitability with respect to the DWS Funds (after taking into account distribution and other services provided to the funds by DIMA and its affiliates) was lower than the overall profitability levels of most comparable firms for which such data was available.

Economies of Scale. The Board considered whether there are economies of scale with respect to the management of the Fund and whether the Fund benefits from any economies of scale. The Board noted that the Fund’s investment management fee schedule includes fee breakpoints. The Board concluded that the Fund’s fee schedule represents an appropriate sharing between the Fund and DIMA of such economies of scale as may exist in the management of the Fund at current asset levels.

Other Benefits to DIMA and Its Affiliates. The Board also considered the character and amount of other incidental or “fall-out” benefits received by DIMA and its affiliates, including any fees received by DIMA for administrative services provided to the Fund, any fees received by an affiliate of DIMA for transfer agency services provided to the Fund and any fees received by an affiliate of DIMA for distribution services. The Board also considered benefits to DIMA related to brokerage and soft-dollar allocations, including allocating brokerage to pay for research generated by parties other than the executing broker dealers, which pertain primarily to funds investing in equity securities. In addition, the Board considered the incidental public relations benefits to DIMA related to DWS Funds advertising and cross-selling opportunities among DIMA products and services. The Board considered these benefits in reaching its conclusion that the Fund’s management fees were reasonable.

Compliance. The Board considered the significant attention and resources dedicated by DIMA to its compliance processes in recent years. The Board noted in particular (i) the experience, seniority and time commitment of the individuals serving as DIMA’s and the Fund’s chief compliance officers and (ii) the substantial commitment of resources by DIMA and its affiliates to compliance matters, including the retention of compliance personnel.

Based on all of the information considered and the conclusions reached, the Board unanimously determined that the continuation of the Agreement is in the best interests of the Fund. In making this determination, the Board did not give particular weight to any single factor identified above. The Board considered these factors over the course of numerous meetings, certain of which were in executive session with only the Independent Trustees and counsel present. It is possible that individual Independent Trustees may have weighed these factors differently in reaching their individual decisions to approve the continuation of the Agreement.

DWS Tax-Exempt Money Fund	|	31

Privacy Statement

FACTS	What Does DWS Do With Your Personal Information?
Why?	Financial companies choose how they share your personal information. Federal law gives consumers the right to limit some but not all sharing. Federal law also requires us to tell you how we collect, share and protect your personal information. Please read this notice carefully to understand what we do.
What?

The types of personal information we collect and share can include:

– Social Security number

– Account balances

– Purchase and transaction history

– Bank account information

– Contact information such as mailing address, e-mail address and telephone number

How?	All financial companies need to share customers’ personal information to run their everyday business. In the section below, we list the reasons financial companies can share their customers’ personal information, the reasons DWS chooses to share and whether you can limit this sharing.

Reasons we can share your personal information	Does DWS share?	Can you limit this sharing?
For our everyday business purposes — such as to process your transactions, maintain your account(s), respond to court orders or legal investigations	Yes	No
For our marketing purposes — to offer our products and services to you	Yes	No
For joint marketing with other financial companies	No	We do not share
For our affiliates’ everyday business purposes — information about your transactions and experiences	No	We do not share
For our affiliates’ everyday business purposes — information about your creditworthiness	No	We do not share
For non-affiliates to market to you	No	We do not share

Questions?	Call (800) 728-3337 or e-mail us at service@dws.com

32	|	DWS Tax-Exempt Money Fund

Who we are
Who is providing this notice?	DWS Distributors, Inc; DWS Investment Management Americas, Inc.; DWS Trust Company; the DWS Funds
What we do
How does DWS protect my personal information?	To protect your personal information from unauthorized access and use, we use security measures that comply with federal law. These measures include computer safeguards and secured files and buildings.
How does DWS collect my personal information?

We collect your personal information, for example, when you:

– open an account

– give us your contact information

– provide bank account information for ACH or wire transactions

– tell us where to send money

– seek advice about your investments

Why can’t I limit all sharing?

Federal law gives you the right to limit only

– sharing for affiliates’ everyday business purposes

– information about your creditworthiness

– affiliates from using your information to market to you

– sharing for non-affiliates to market to you

State laws and individual companies may give you additional rights to limit sharing.

Definitions
Affiliates	Companies related by common ownership or control. They can be financial or non-financial companies. Our affiliates include financial companies with the DWS or Deutsche Bank (“DB”) name, such as DB AG Frankfurt.
Non-affiliates	Companies not related by common ownership or control. They can be financial and non-financial companies. Non-affiliates we share with include account service providers, service quality monitoring services, mailing service providers and verification services to help in the fight against money laundering and fraud.
Joint marketing	A formal agreement between non-affiliated financial companies that together market financial products or services to you. DWS does not jointly market.

Rev. 3/2018, as amended 7/2018

DWS Tax-Exempt Money Fund	|	33

Notes

Notes

DTEMF-3

(R-033438-6 12/18)

October 31, 2018

Semiannual Report

to Shareholders

DWS Tax-Exempt Portfolio

(formerly Deutsche Tax-Exempt Portfolio)

DWS Tax-Free Money Fund Class S

(formerly Deutsche Tax-Free Money Fund Class S)

Contents

3	Portfolio Summary
4	Investment Portfolio
11	Statement of Assets and Liabilities
13	Statement of Operations
14	Statements of Changes in Net Assets
15	Financial Highlights

16	Notes to Financial Statements
24	Information About Your Fund’s Expenses
26	Other Information
27	Advisory Agreement Board Considerations and Fee Evaluation
31	Privacy Statement

This report must be preceded or accompanied by a prospectus. To obtain a summary prospectus, if available, or prospectus for any of our funds, visit dws.com. We advise you to consider the Fund’s objectives, risks, charges and expenses carefully before investing. The summary prospectus and prospectus contain this and other important information about the Fund. Please read the prospectus carefully before you invest.

You could lose money by investing in the Fund. Although the Fund seeks to preserve the value of your investment at $1.00 per share, it cannot guarantee it will do so. The Fund may impose a fee upon sale of your shares or may temporarily suspend your ability to sell shares if the Fund’s liquidity falls below required minimums because of market conditions or other factors. An investment in the Fund is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency. The Fund’s sponsor has no legal obligation to provide financial support to the Fund, and you should not expect that the sponsor will provide financial support to the Fund at any time. You should not rely on or expect the Advisor to enter into support agreements or take other actions to maintain the Fund’s $1.00 share price. The credit quality of the Fund’s holdings can change rapidly in certain markets, and the default of a single holding could have an adverse impact on the Fund’s share price. The Fund’s share price can also be negatively affected during periods of high redemption pressures and/or illiquid markets. The actions of a few large investors in one class of shares of the Fund may have a significant adverse effect on the share prices of all classes of shares of the Fund. Please read the prospectus for specific details regarding the Fund’s risk profile.

The brand DWS represents DWS Group GmbH & Co. KGaA and any of its subsidiaries such as DWS Distributors, Inc. which offers investment products or DWS Investment Management Americas, Inc. and RREEF America L.L.C. which offer advisory services.

NOT FDIC/NCUA INSURED     NO BANK GUARANTEE     MAY LOSE VALUE NOT A DEPOSIT     NOT INSURED BY ANY FEDERAL GOVERNMENT AGENCY

2	|	DWS Tax-Free Money Fund Class S

Portfolio Summary	(Unaudited)

DWS Tax-Exempt Portfolio

Asset Allocation (As a % of Investment Portfolio)	10/31/18	4/30/18
Municipal Investments
Municipal Variable Rate Demand Notes	45%	49%
Tax-Exempt Commercial Paper	28%	17%
Municipal Bonds and Notes	9%	20%
Municipal Floating-Rate Notes	7%	5%
Preferred Shares of Closed-End Investment Companies	11%	9%
	100%	100%

Weighted Average Maturity	10/31/18	4/30/18
Cash Account Trust — DWS Tax-Exempt Portfolio	38 days	26 days
National Tax-Free Retail Money Fund Average*	22 days	19 days

*

The Fund is compared to its respective iMoneyNet Category: National Tax-Free Retail Money Fund Average — Category consists of all national tax-free and municipal retail funds. Portfolio holdings of tax-free funds include Rated and Unrated Demand Notes, Rated and Unrated General Market Notes; Commercial Paper; Put Bonds; AMT Paper and Other Tax-Free Holdings.

Weighted average maturity, also known as effective maturity, is the weighted average of the maturity date of bonds held by the Fund taking into consideration any available maturity shortening features.

Portfolio holdings and characteristics are subject to change.

For more complete details about the Fund’s holdings, see pages 4–10. A quarterly Fact Sheet is available on dws.com or upon request.

DWS Tax-Free Money Fund Class S	|	3

Investment Portfolio	as of October 31, 2018 (Unaudited)

DWS Tax-Exempt Portfolio

	Principal Amount ($)	Value ($)
Municipal Investments 88.7%
Alabama 0.6%
Tuscaloosa County, AL, Industrial Development Authority, Gulf Opportunity Zone, Hunt Refining Project, Series I, 144A, 1.65%*, 4/1/2028, LOC: Bank of Nova Scotia	1,600,000	1,600,000

Arizona 1.2%
Arizona, State Health Facilities Authority, Banner Health Obligated Group, Series F, 1.61%*, 1/1/2029, LOC: JPMorgan Chase Bank NA	1,900,000	1,900,000
Pima County, AZ, Industrial Development Authority, Multi-Family Housing Revenue, Eastside PL Apartments, 1.63%*, 2/15/2031, LIQ: Fannie Mae, LOC: Fannie Mae	1,410,000	1,410,000

		3,310,000

Arkansas 3.2%
Little Rock, AR, Metrocentre Improvement District No. 1, Little Rock Newspapers, Inc., 1.71%*, 12/1/2025, LOC: JPMorgan Chase Bank NA	2,550,000	2,550,000
Lowell, AR, Industrial Development Revenue, Little Rock Newspapers Project, AMT, 1.84%*, 6/1/2031, LOC: JPMorgan Chase Bank NA	6,500,000	6,500,000

		9,050,000

California 8.8%
California, Wells Fargo Stage Trust, Series 94C, 144A, AMT, MUNIPSA +0.35% , 1.95%**, Mandatory Put 1/24/2019 @ 100, 5/1/2030, GTY: Wells Fargo Bank NA, LIQ: Wells Fargo Bank NA	4,000,000	4,000,000
San Diego, CA, Public Facilities Financing Authority, TECP, 1.5%, 11/1/2018, LOC: Bank of America	3,085,000	3,085,000
San Francisco City & County, CA, TECP, 1.7%, 11/27/2018	7,500,000	7,500,000
University of California, TECP, 1.59%, 11/5/2018	10,050,000	10,050,000

		24,635,000

Colorado 4.5%
Colorado, State Education Loan Program, Series A, 5.0%, 6/27/2019	12,500,000	12,776,052

Connecticut 4.2%
Connecticut, State Health & Educational Facility Authority Revenue, Yale University:
1.0%, Mandatory Put 2/6/2019 @ 100, 7/1/2033	305,000	304,336

The accompanying notes are an integral part of the financial statements.

4	|	DWS Tax-Free Money Fund Class S

	Principal Amount ($)	Value ($)
Series U2, 1.0%, Mandatory Put 2/6/2019 @ 100, 7/1/2033	8,735,000	8,713,258
Series 2010 A-4, 1.2%, Mandatory Put 2/1/2019 @ 100, 7/1/2049	2,860,000	2,856,160

		11,873,754

Florida 3.0%
Gainesville, FL, Industrial Development Revenue, Gainesville Hillel, Inc. Project, 1.64%*, 5/1/2033, LOC: Northern Trust Co.	2,650,000	2,650,000
Gainesville, FL, Utility System Revenue, TECP, 1.74%, 11/7/2018	4,500,000	4,500,000
Palm Beach County, FL, Henry Morrison Flagler Project Revenue, 1.61%*, 11/1/2036, LOC: Northern Trust Co.	1,300,000	1,300,000

		8,450,000

Georgia 0.5%
Atlanta City, GA, Airport General Revenue:
TECP, 1.65%, 11/2/2018	1,094,000	1,094,000
TECP, 1.80%, 12/5/2018	430,000	429,992

		1,523,992

Illinois 6.4%
Channahon, IL, Morris Hospital Revenue, 1.6%*, 12/1/2034, LOC: U.S. Bank NA	4,130,000	4,130,000
DuPage County, IL, Morton Arboretum Project Revenue, 1.6%*, 10/15/2038, LOC: Northern Trust Co.	1,000,000	1,000,000
Illinois, Southwestern Development Authority Solid Waste Disposal Revenue, Waste Management, Inc., Project, AMT, 1.69%*, 10/1/2027, LOC: JPMorgan Chase Bank NA	400,000	400,000
Illinois, State Development Finance Authority, Jewish Council Youth Services, 1.62%*, 9/1/2028, LOC: BMO Harris Bank NA	1,250,000	1,250,000
Illinois, State Development Finance Authority, St. Ignatius College Preparatory, 1.63%*, 6/1/2024, LOC: PNC Bank NA	1,000,000	1,000,000
Illinois, State Development Finance Authority, YMCA Metropolitan Chicago Project, 1.64%*, 6/1/2029, LOC: BMO Harris Bank NA	1,000,000	1,000,000
Illinois, State Educational Facility Authority Revenue, The Adler Planetarium, 1.62%*, 4/1/2031, LOC: PNC Bank NA	1,100,000	1,100,000
Illinois, State Finance Authority Revenue, Steppenwolf Theatre Co. Project, 1.6%*, 3/1/2043, LOC: Northern Trust Co.	2,065,000	2,065,000
Illinois, State Finance Authority Revenue, Uhlich Children’s Advantage Network, 1.62%*, 5/1/2036, LOC: U.S. Bank NA	1,700,000	1,700,000

The accompanying notes are an integral part of the financial statements.

DWS Tax-Free Money Fund Class S	|	5

	Principal Amount ($)	Value ($)
Illinois, State Housing Development Authority, Multi-Family Housing Revenue, 1.61%*, 1/1/2041, LIQ: Freddie Mac, LOC: Freddie Mac	4,325,000	4,325,000

		17,970,000

Indiana 0.6%
Indiana, State Finance Authority, Health Systems Revenue, Sisters of St. Francis Health, Series F, 1.64%*, 9/1/2048, LOC: Bank of NY Mellon	1,650,000	1,650,000

Kansas 0.4%
Olathe, KS, Industrial Revenue, Multi Modal Diamant Boart, Series A, AMT, 1.75%*, 3/1/2027, LOC: Svenska Handelsbanken	1,000,000	1,000,000

Kentucky 1.3%
Louisville & Jefferson County, KY, Regional Airport Authority, UPS Worldwide Forwarding, Series B, AMT, 1.75%*, 1/1/2029	3,600,000	3,600,000

Louisiana 1.5%
Louisiana, Caddo-Bossier Parishes Port Commission, Oakley Co. Project, AMT, 1.75%*, 1/1/2028, LOC: Bank of America NA	1,045,000	1,045,000
Shreveport, LA, Home Mortgage Authority, Multi-Family Housing Revenue, Summer Point Project, 1.62%*, 2/15/2023, LIQ: Fannie Mae, LOC: Fannie Mae	3,210,000	3,210,000

		4,255,000

Massachusetts 2.0%
Massachusetts, Tender Option Bond Trust Receipts, Series 2015-XF2203, 144A, 1.62%*, 8/15/2023, LIQ: Citibank NA	2,300,000	2,300,000
Massachusetts, University of Massachusetts, Building Authority Revenue, Series 2, MUNIPSA +0.300%, 1.9%**, 11/1/2034	3,300,000	3,300,000

		5,600,000

Michigan 4.6%
Michigan, Registered University, 1.58%, 12/3/2018, TECP	13,000,000	13,000,000

Mississippi 0.3%
Mississippi, State Business Finance Commission, Gulf Opportunity Zone, Chevron U.S.A., Inc.:
Series K, 1.67%*, 11/1/2035 , GTY: Chevron Corp.	545,000	545,000
Series L, 1.67%*, 11/1/2035 , GTY: Chevron Corp.	300,000	300,000

		845,000

Missouri 4.0%
Missouri, Tender Option Bond Trust Receipts:
Series 2015-XF2198, 144A, 1.63%*, 5/1/2023 , LIQ: Citibank NA	2,660,000	2,660,000

The accompanying notes are an integral part of the financial statements.

6	|	DWS Tax-Free Money Fund Class S

	Principal Amount ($)	Value ($)
Series 2017-XG0157, 144A, 1.64%*, 5/15/2048 , LIQ: Barclays Bank PLC, LOC: Barclays Bank PLC	8,500,000	8,500,000

		11,160,000

Nevada 2.4%
Clark County, NV, Airport Revenue, Series D-1, 1.6%*, 7/1/2036, LOC: Sumitomo Mitsui Banking	6,755,000	6,755,000

New York 5.5%
New York, State Dormitory Authority Revenues, State Supported Debt, City University of New York, Series C, 1.63%*, 7/1/2031, LOC: Bank of America NA	530,000	530,000
New York, State Housing Finance Agency, 350 West 43rd Street, Series A, AMT, 1.74%*, 11/1/2034, LOC: Landesbank Hessen-Thuringen	600,000	600,000
New York, State Thruway Authority Revenue, Series 2016-XF2345, 144A, 1.63%*, 4/1/2020, LIQ: Credit Suisse	1,865,000	1,865,000
New York City, NY, Industrial Development Agency Revenue, Liberty 123 Wash Project, 1.71%*, 10/1/2042, LOC: Bank of China	1,400,000	1,400,000
New York City, NY, Municipal Water Finance Authority, Water & Sewer System Revenue, Second Generation Resolution, Series BB-1, 1.68%*, 6/15/2039, SPA: Landesbank Hessen-Thuringen	280,000	280,000
New York City, NY, Municipal Water Finance Authority, Water & Sewer Systems Revenue, Second Generation Resolution, Series BB-1, 1.64%*, 6/15/2051, SPA: Industrial & Commercial Bank of China BA	8,350,000	8,350,000
New York, NY, State General Obligation:
Series H-2, 1.68%*, 1/1/2036, SPA: JPMorgan Chase Bank NA	840,000	840,000
Series J-6, 1.72%*, 8/1/2024, LOC: Landesbank Hessen-Thuringen	500,000	500,000
New York, NY, State General Obligation:
Series A-3, 1.68%*, 8/1/2035, SPA: Landesbank Hessen-Thuringen	350,000	350,000
Series A-3, 1.72%*, 8/1/2044, SPA: Landesbank Hessen-Thuringen	820,000	820,000

		15,535,000

Ohio 6.2%
Cuyahoga County, OH, Health Care Facilities Revenue, AM McGregor Home Project, 1.65%*, 5/1/2049, LOC: Northern Trust Co.	12,600,000	12,600,000
Ohio, State Economic Development Revenue, Goodwill Industries Miami Vy Project, 1.6%*, 6/1/2023, GTY: Patheon, Inc., LOC: PNC Bank NA	1,900,000	1,900,000

The accompanying notes are an integral part of the financial statements.

DWS Tax-Free Money Fund Class S	|	7

	Principal Amount ($)	Value ($)
Ohio, State Higher Educational Facility Commission, Cleveland Clinic Health System Obligated Group, Series B-2, 1.7%*, 1/1/2039, SPA: Bank of NY Mellon	3,090,000	3,090,000

		17,590,000

Oregon 0.3%
Oregon, State Housing & Community Services Department, Housing Development Revenue, Redwood Park Apartments, Series F, AMT, 1.66%*, 10/15/2038, LIQ: Fannie Mae, LOC: Fannie Mae	800,000	800,000

Pennsylvania 3.3%
Delaware County, PA, Industrial Development Authority, United Parcel Service, Inc. Project, 1.64%*, 9/1/2045	535,000	535,000
Lancaster, PA, Industrial Development Authority, Willow Valley Retirement, Series C, 1.6%*, 12/1/2039, LOC: PNC Bank NA	2,500,000	2,500,000
Luzerne County, PA, Convention Center Authority, Series A, 1.61%*, 9/1/2028, LOC: PNC Bank NA	3,970,000	3,970,000
Pennsylvania, State Public School Building Authority, School District Project, Series A, 1.61%*, 8/1/2030, LOC: PNC Bank NA	750,000	750,000
Pennsylvania, State Economic Development Financing Authority Revenue, Hawley Silk Mill LLC, Recovery Zone Facility, Series A1, 1.64%*, 12/1/2031, LOC: PNC Bank NA	300,000	300,000
Pennsylvania, State Economic Development Financing Authority, Economic Development Revenue, Kingsley Association Project, 1.67%*, 8/1/2026, LOC: PNC Bank NA	250,000	250,000
Pennsylvania, State Higher Educational Facilities Authority, Association of Independent Colleges & Universities, 1.6%*, 5/1/2031, LOC: PNC Bank NA	875,000	875,000

		9,180,000

Tennessee 1.5%
Sevier County, TN, Public Building Authority Revenue, Public Improvement, Series B-1, 1.63%*, 6/1/2032, LOC: Bank of America NA	4,200,000	4,200,000

Texas 11.1%
Harris County, TX, 1.74%, 11/15/2018, TECP	4,850,000	4,850,000
Texas, State General Obligation, 4.0%, 8/29/2019	13,000,000	13,229,254
Texas, Tender Option Bond Trust Receipts, Series 2015-XF2201, 144A, 1.63%*, 10/15/2023, LIQ: Citibank NA	3,100,000	3,100,000
University of Texas, Permanent University Funding:
TECP, 1.24%, 11/1/2018	5,000,000	5,000,000
TECP, 1.48%, 11/2/2018	5,039,000	5,039,000

		31,218,254

The accompanying notes are an integral part of the financial statements.

8	|	DWS Tax-Free Money Fund Class S

	Principal Amount ($)	Value ($)

Virginia 0.2%
Loudoun County, VA, Industrial Development Authority Revenue, Jack Kent Cooke Foundation Project, 1.65%*, 6/1/2034, LOC: Northern Trust Co.	650,000	650,000

Washington 4.3%
Washington, General Obligations Notes, TECP, 1.79%, 2/21/2019	12,000,000	12,000,000
Washington, State Housing Finance Commission, Panorma City Project, 1.7%*, 1/1/2027, LOC: Wells Fargo Bank NA	240,000	240,000

		12,240,000

Wisconsin 3.8%
Wisconsin, General Obligations Notes, TECP, 1.72%, 11/5/2018	10,636,000	10,636,000

Other 3.0%
Federal Home Loan Mortgage Corp., Multi-Family Variable Rate Certificates:
“A”, Series MO27, 1.62%*, 10/15/2029, LIQ: Freddie Mac	2,835,000	2,835,000
“A”, Series M031, 1.63%*, 12/15/2045, LIQ: Freddie Mac	2,990,000	2,990,000
Series M033, 1.63%*, 3/15/2049, LIQ: Freddie Mac	1,480,000	1,480,000
“A”, Series M015, AMT, 1.65%*, 5/15/2046, LIQ: Freddie Mac	1,065,000	1,065,000

		8,370,000
Total Municipal Investments (Cost $249,473,052)		249,473,052

Preferred Shares of Closed-End Investment Companies 10.8%
California 7.3%
California, Nuveen Dividend Advantage Municipal Fund, Series 1-1362, 144A, AMT, 1.76%*, 6/1/2041, LIQ: Societe Generale	10,000,000	10,000,000
California, Nuveen Dividend Advantage Municipal Fund, Series 6, 144A, AMT, 1.75%*, 8/1/2040, LIQ: Citibank NA	1,500,000	1,500,000
California, Nuveen Quality Municipal Income Fund, Series 4, 144A, AMT, 1.74%*, 12/1/2042, LIQ: Royal Bank of Canada	5,500,000	5,500,000
California, Nuveen Quality Municipal Income Fund, Series 7, 144A, AMT, 1.74%*, 8/3/2043, LIQ: Royal Bank of Canada	3,500,000	3,500,000

		20,500,000

National 3.5%
Nuveen Enhanced Municipal Credit Opportunities Fund, Series 3, 144A, AMT, 1.72%*, 6/1/2040, LIQ: Toronto-Dominion Bank	10,000,000	10,000,000

Total Preferred Shares of Closed-End Investment Companies (Cost $30,500,000)		30,500,000

The accompanying notes are an integral part of the financial statements.

DWS Tax-Free Money Fund Class S	|	9

	% of Net Assets	Value ($)
Total Investment Portfolio (Cost $279,973,052)	99.5	279,973,052
Other Assets and Liabilities, Net	0.5	1,299,063

Net Assets	100.0	281,272,115

*

Variable rate demand notes and variable rate demand preferred shares are securities whose interest rates are reset periodically (usually daily mode or weekly mode) by remarketing agents based on current market levels, and are not directly set as a fixed spread to a reference rate. These securities may be redeemed at par by the holder at any time, and are shown at their current rates as of October 31, 2018. Date shown reflects the earlier of demand date or stated maturity date.

**	Floating rate security. These securities are shown at their current rate as of October 31, 2018.

144A: Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers.

AMT: Subject to alternative minimum tax.

GTY: Guaranty Agreement

LIQ: Liquidity Facility

LOC: Letter of Credit

MUNIPSA: SIFMA Municipal Swap Index Yield

SPA: Standby Bond Purchase Agreement

TECP: Tax Exempt Commercial Paper

Fair Value Measurements

Various inputs are used in determining the value of the Fund’s investments. These inputs are summarized in three broad levels. Level 1 includes quoted prices in active markets for identical securities. Level 2 includes other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds and credit risk). Level 3 includes significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments). The level assigned to the securities valuations may not be an indication of the risk or liquidity associated with investing in those securities. Securities held by the Fund are reflected as Level 2 because the securities are valued at amortized cost (which approximates fair value) and, accordingly, the inputs used to determine value are not quoted prices in an active market.

The following is a summary of the inputs used as of October 31, 2018 in valuing the Fund’s investments. For information on the Fund’s policy regarding the valuation of investments, please refer to the Security Valuation section of Note A in the accompanying Notes to Financial Statements.

Assets	Level 1	Level 2	Level 3	Total
Municipal Investments (a)	$—	$249,473,052	$—	$249,473,052
Preferred Shares of Closed-End Investment Companies (a)	—	30,500,000	—	30,500,000
Total	$—	$279,973,052	$—	$279,973,052

(a)	See Investment Portfolio for additional detailed categorizations.

The accompanying notes are an integral part of the financial statements.

10	|	DWS Tax-Free Money Fund Class S

Statement of Assets and Liabilities

as of October 31, 2018 (Unaudited)

Assets	DWS Tax-Exempt Portfolio
Investments in securities, valued at amortized cost	$279,973,052
Cash	109,822
Receivable for investments sold	210,000
Receivable for Fund shares sold	344,819
Interest receivable	871,247
Other assets	72,735
Total assets	281,581,675

Liabilities
Payable for Fund shares redeemed	45,511
Distributions payable	53,897
Accrued Trustees’ fees	6,432
Other accrued expenses and payables	203,720
Total liabilities	309,560
Net assets, at value	$281,272,115

Net Assets Consist of
Distributable earnings (loss)	(72,314)
Paid-in capital	281,344,429
Net assets, at value	$281,272,115

The accompanying notes are an integral part of the financial statements.

DWS Tax-Free Money Fund Class S	|	11

Statement of Assets and Liabilities as of October 31, 2018 (Unaudited) (continued)

Net Asset Value	DWS Tax-Exempt Portfolio

DWS Tax-Exempt Cash Premier Shares
Net Asset Value, offering and redemption price per share ($48,736,660 ÷ 48,715,500 outstanding shares of beneficial interest, no par value, unlimited number of shares authorized)	$1.00
DWS Tax-Exempt Money Fund
Net Asset Value, offering and redemption price per share ($125,192,511 ÷ 125,138,308 outstanding shares of beneficial interest, no par value, unlimited number of shares authorized)	$1.00
DWS Tax-Free Money Fund Class S
Net Asset Value, offering and redemption price per share ($49,719,526 ÷ 49,697,946 outstanding shares of beneficial interest, no par value, unlimited number of shares authorized)	$1.00
Service Shares
Net Asset Value, offering and redemption price per share ($10,877,262 ÷ 10,872,537 outstanding shares of beneficial interest, no par value, unlimited number of shares authorized)	$1.00
Tax-Exempt Cash Managed Shares
Net Asset Value, offering and redemption price per share ($41,201,277 ÷ 41,183,373 outstanding shares of beneficial interest, no par value, unlimited number of shares authorized)	$1.00
Tax-Free Investment Class
Net Asset Value, offering and redemption price per share ($5,544,879 ÷ 5,542,472 outstanding shares of beneficial interest, no par value, unlimited number of shares authorized)	$1.00

The accompanying notes are an integral part of the financial statements.

12	|	DWS Tax-Free Money Fund Class S

Statement of Operations

for the six months ended October 31, 2018 (Unaudited)

Investment Income	DWS Tax-Exempt Portfolio
Income:
Interest	$2,237,873
Expenses:
Management fee	112,177
Administration fee	156,975
Services to shareholders	124,682
Distribution and service fees	163,606
Custodian fee	4,332
Professional fees	60,992
Reports to shareholders	60,924
Registration fees	51,420
Trustees’ fees and expenses	9,344
Other	30,987
Total expenses before expense reductions	775,439
Expense reductions	(208,097)
Total expenses after expense reductions	567,342
Net investment income	1,670,531
Net realized gain (loss) from investments	(4,945)
Net increase (decrease) in net assets resulting from operations	$1,665,586

The accompanying notes are an integral part of the financial statements.

DWS Tax-Free Money Fund Class S	|	13

Statements of Changes in Net Assets

	DWS Tax-Exempt Portfolio
Increase (Decrease) in Net Assets	Six Months Ended October 31, 2018 (Unaudited)	Year Ended April 30, 2018

Operations:
Net investment income	$1,670,531	$2,423,950
Net realized gain (loss)	(4,945)	2,158
Net increase in net assets resulting from operations	1,665,586	2,426,108
Distributions to shareholders:
DWS Tax-Exempt Cash Premier Shares	(241,858)	(430,286)
DWS Tax-Exempt Money Fund	(790,118)	(1,163,840)
DWS Tax-Free Money Fund Class S	(293,871)	(413,013)
Service Shares	(70,058)	(36,384)
Tax-Exempt Cash Managed Shares	(236,957)	(364,721)
Tax-Free Investment Class	(24,977)	(28,399)
Total distributions	(1,657,839)	(2,436,643)*
Fund share transactions:
Proceeds from shares sold	173,979,348	550,268,409
Reinvestment of distributions	1,374,539	1,998,663
Payments for shares redeemed	(208,830,103)	(576,644,724)
Net increase (decrease) in net assets from Fund share transactions	(33,476,216)	(24,377,652)
Increase (decrease) in net assets	(33,468,469)	(24,388,187)
Net assets at beginning of period	314,740,584	339,128,771
Net assets at end of period	$281,272,115	$314,740,584 **

*	Includes distributions from net investment income.

**	Includes distributions in excess of net investment income of $47,775

The accompanying notes are an integral part of the financial statements.

14	|	DWS Tax-Free Money Fund Class S

Financial Highlights

DWS Tax-Exempt Portfolio

DWS Tax-Free Money Fund Class S

	Six Months Ended 10/31/18		Years Ended April 30,
	(Unaudited)		2018	2017		2016		2015		2014

Selected Per Share Data
Net asset value, beginning of period	$1.00		$1.00	$1.00		$1.00		$1.00		$1.00
Income (loss) from investment operations:
Net investment income	.006		.008	.005		.000	***	.000	***	.000	***
Net (loss)	(.000	)***	.000 ***	(.000	)***	.000	***	.000	***	.000	***
Total from investment operations	.006		.008	.005		.000	***	.000	***	.000	***
Less distributions from:
Net investment income	(.006)		(.008)	(.005)		(.000	)***	(.000	)***	(.000	)***
Net realized gains	—		—	(.000	)***	(.000	)***	(.000	)***	(.000	)***
Total distributions	(.006)		(.008)	(.005)		(.000	)***	(.000	)***	(.000	)***
Net asset value, end of period	$1.00		$1.00	$1.00		$1.00		$1.00		$1.00
Total Return (%)[a]	.59	**	.79	.46		.03		.03		.02

Ratios to Average Net Assets and Supplemental Data
Net assets, end of period ($ millions)	50		51	55		67		76		89
Ratio of expenses before expense reductions (%)	.38	*	.36	.33		.28		.27		.26
Ratio of expenses after expense reductions (%)	.26	*	.27	.28		.13		.10		.13
Ratio of net investment income (%)	1.17	*	.78	.38		.02		.01		.01

[a]	Total return would have been lower had certain expenses not been reduced.

*	Annualized

**	Not annualized

***	Amount is less than $.0005.

The accompanying notes are an integral part of the financial statements.

DWS Tax-Free Money Fund Class S	|	15

Notes to Financial Statements	(Unaudited)

A. Organization and Significant Accounting Policies

Cash Account Trust (the “Trust”) is registered under the Investment Company Act of 1940, as amended (the “1940 Act”), as an open-end management investment company organized as a Massachusetts business trust.

The Trust offers two funds: DWS Government & Agency Securities Portfolio (formerly Deutsche Government & Agency Securities Portfolio) and DWS Tax-Exempt Portfolio (formerly Deutsche Tax-Exempt Portfolio). These financial statements report on DWS Tax-Exempt Portfolio (the “Fund”).

DWS Tax-Exempt Portfolio offers six classes of shares: DWS Tax-Exempt Cash Premier Shares (formerly Deutsche Tax-Exempt Cash Premier Shares), DWS Tax-Exempt Money Fund (formerly Deutsche Tax-Exempt Money Fund), DWS Tax-Free Money Fund Class S (formerly Deutsche Tax-Free Money Fund Class S), Service Shares, Tax-Exempt Cash Managed Shares and Tax-Free Investment Class.

The financial highlights for all classes of shares, other than DWS Tax-Free Money Fund Class S, are provided separately and are available upon request.

The Fund’s investment income, realized gains and losses, and certain Fund-level expenses and expense reductions, if any, are borne pro rata on the basis of relative net assets by the holders of all classes of shares of the Fund, except that each class bears certain expenses unique to that class such as distribution and service fees, services to shareholders and certain other class-specific expenses. Differences in class-level expenses may result in payment of different per share dividends by class. All shares of the Trust have equal rights with respect to voting subject to class-specific arrangements.

The Fund’s financial statements are prepared in accordance with accounting principles generally accepted in the United States of America (“U.S. GAAP”) which require the use of management estimates. Actual results could differ from those estimates. The Fund qualifies as an investment company under Topic 946 of Accounting Standards Codification of U.S. GAAP. The policies described below are followed consistently by the Fund in the preparation of its financial statements.

In October 2018, the Securities and Exchange Commission adopted amendments to certain disclosure requirements in Securities Act Release No. 33-10532, Disclosure Update and Simplification, which is intended to facilitate the disclosure of information to investors and simplify compliance

16	|	DWS Tax-Free Money Fund Class S

without significantly altering the total mix of information provided to investors. Effective with the current reporting period, the Fund adopted the amendments with the impacts being that the Fund is no longer required to present components of distributable earnings on the Statement of Assets and Liabilities or the sources of distributable earnings and the amount of undistributed net investment income on the Statements of Changes in Net Assets.

Security Valuation. Various inputs are used in determining the value of the Fund’s investments. These inputs are summarized in three broad levels. Level 1 includes quoted prices in active markets for identical securities. Level 2 includes other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds and credit risk). Level 3 includes significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments). The level assigned to the securities valuations may not be an indication of the risk or liquidity associated with investing in those securities.

The Fund values all securities utilizing the amortized cost method permitted in accordance with Rule 2a-7 under the 1940 Act and certain conditions therein. Under this method, which does not take into account unrealized capital gains or losses on securities, an instrument is initially valued at its cost and thereafter assumes a constant accretion/amortization rate to maturity of any discount or premium. Securities held by the Fund are reflected as Level 2 because the securities are valued at amortized cost (which approximates fair value) and, accordingly, the inputs used to determine value are not quoted prices in an active market.

Disclosure about the classification of fair value measurements is included in a table following the Fund’s Investment Portfolio.

Federal Income Taxes. The Fund’s policy is to comply with the requirements of the Internal Revenue Code, as amended, which are applicable to regulated investment companies and to distribute all of its taxable and tax-exempt income to its shareholders.

At April 30, 2018, the Fund had a net tax basis capital loss carryforward of approximately $32,000, which may be applied against any realized net taxable capital gains indefinitely.

At April 30, 2018, DWS Tax-Exempt Portfolio had an aggregate cost of investments for federal income tax purposes of $312,915,636.

The Fund has reviewed the tax positions for the open tax years as of April 30, 2018 and has determined that no provision for income tax and/or uncertain tax positions is required in the Fund’s financial statements. The Fund’s federal tax returns for the prior three fiscal years remain open subject to examination by the Internal Revenue Service.

DWS Tax-Free Money Fund Class S	|	17

Distribution of Income. Net investment income of the Fund is declared as a daily dividend and is distributed to shareholders monthly. The Fund may take into account capital gains and losses in its daily dividend declarations. The Fund may also make additional distributions for tax purposes if necessary.

Permanent book and tax basis differences relating to shareholder distributions will result in reclassifications to paid in capital. Temporary book and tax basis differences will reverse in a subsequent period. There were no book-to-tax differences for the Fund.

The tax character of current year distributions will be determined at the end of the current fiscal year.

Expenses. Expenses of the Trust arising in connection with a specific Fund are allocated to that Fund. Other Trust expenses which cannot be directly attributed to a Fund are apportioned pro rata on the basis of relative net assets among the funds in the Trust.

Contingencies. In the normal course of business, the Fund may enter into contracts with service providers that contain general indemnification clauses. The Fund’s maximum exposure under these arrangements is unknown, as this would involve future claims that may be made against the Fund that have not yet been made. However, based on experience, the Fund expects the risk of loss to be remote.

Other. Investment transactions are accounted for on trade date. Interest income is recorded on the accrual basis. Realized gains and losses from investment transactions are recorded on an identified cost basis. All discounts and premiums are accreted/amortized for both tax and financial reporting purposes.

B. Related Parties

Management Agreement. Under an Amended and Restated Investment Management Agreement with DWS Investment Management Americas, Inc. (formerly Deutsche Investment Management Americas Inc.) (“DIMA” or the “Advisor”), an indirect, wholly owned subsidiary of DWS Group GmbH & Co. KGaA (“DWS Group”), the Advisor directs the investments of the Fund in accordance with its investment objectives, policies and restrictions. The Advisor determines the securities, instruments and other contracts relating to investments to be purchased, sold or entered into by the Fund.

The monthly management fee for the Fund is computed based on the combined average daily net assets of the two funds of the Trust and

18	|	DWS Tax-Free Money Fund Class S

allocated to the Fund based on its relative net assets, computed and accrued daily and payable monthly, at the following annual rates:

First $500 million of the Funds’ combined average daily net assets	.120%
Next $500 million of such net assets	.100%
Next $1 billion of such net assets	.075%
Next $1 billion of such net assets	.060%
Over $3 billion of such net assets	.050%

Accordingly, for the six months ended October 31, 2018, the fee pursuant to the Investment Management Agreement on DWS Tax-Exempt Portfolio was equivalent to an annualized rate (exclusive of any applicable waivers/reimbursements) of 0.07% of the Fund’s average daily net assets.

For the period from May 1, 2018 through September 30, 2019, the Advisor has contractually agreed to waive its fees and/or reimburse certain operating expenses of the DWS Tax-Free Money Fund Class S to the extent necessary to maintain the total annual operating expenses (excluding certain expenses such as extraordinary expenses, taxes, brokerage and interest) at 0.48%.

In addition, the Advisor has agreed to voluntarily waive additional expenses. The voluntary waiver may be changed or terminated at any time without notice. Under these arrangements, the Advisor waived certain expenses on DWS Tax-Free Money Fund Class S.

In addition, the Advisor has also agreed to maintain expenses of certain other classes of the Trust. These rates are disclosed in the respective share classes’ semiannual reports that are provided separately and are available upon request.

For the period ended October 31, 2018, fees waived and/or expenses reimbursed for each class are as follows:

DWS Tax-Exempt Cash Premier Shares	$25,439
DWS Tax-Exempt Money Fund	91,533
DWS Tax-Free Money Fund Class S	31,583
Service Shares	22,994
Tax-Exempt Cash Managed Shares	32,700
Tax-Free Investment Class	3,848
$208,097

Administration Fee. Pursuant to an Administrative Services Agreement, DIMA provides most administrative services to the Fund. For all services provided under the Administrative Services Agreement, the Fund pays the Advisor an annual fee (“Administration Fee”) of 0.10% of the Fund’s average daily net assets, computed and accrued daily and payable

DWS Tax-Free Money Fund Class S	|	19

monthly. For the six months ended October 31, 2018, the Administration Fee was as follows:

Fund	Administration Fee	Unpaid at October 31, 2018
DWS Tax-Exempt Portfolio	$156,975	$24,531

Service Provider Fees. DWS Service Company (“DSC”), an affiliate of the Advisor, is the transfer agent, dividend-paying agent and shareholder service agent for the Fund. Pursuant to a sub-transfer agency agreement between DSC and DST Systems, Inc. (“DST”), DSC has delegated certain transfer agent, dividend-paying agent and shareholder service agent functions to DST. DSC compensates DST out of the shareholder servicing fee it receives from the Fund. For the six months ended October 31, 2018, the amounts charged to the Fund by DSC were as follows:

DWS Tax-Exempt Portfolio:	Total Aggregated	Unpaid at October 31, 2018
DWS Tax-Exempt Cash Premier Shares	$2,247	$2,247
DWS Tax-Exempt Money Fund	19,456	13,333
DWS Tax-Free Money Fund Class S	15,932	10,870
Service Shares	49,523	31,162
Tax-Exempt Cash Managed Shares	15,744	12,113
Tax-Free Investment Class	2,816	2,211
	$105,718	$71,936

In addition, for the period ended October 31, 2018, the amounts charged to the Fund for recordkeeping and other administrative services provided by unaffiliated third parties, included in the Statement of Operations under “Services to shareholders”, were as follows:

Sub-Recordkeeping	Total Aggregated
DWS Tax-Exempt Money Fund	$6,344
DWS Tax-Free Money Fund Class S	500
$6,844

Distribution Service Agreement. Under the Distribution Service Agreement, in accordance with Rule 12b-1 under the 1940 Act, DWS Distributors, Inc. (“DDI”), an affiliate of the Advisor, receives a fee (“Distribution Fee”), calculated as a percentage of average daily net assets for the shares listed in the following table.

20	|	DWS Tax-Free Money Fund Class S

For the six months ended October 31, 2018, the Distribution Fee was as follows:

DWS Tax-Exempt Portfolio:	Distribution Fee	Unpaid at October 31, 2018	Annualized Rate	Contractual Rate
Service Shares	$118,722	$13,022	.60%	.60%
Tax-Free Investment Class	7,571	1,356	.25%	.25%
	$126,293	$14,378

In addition, DDI provides information and administrative services for a fee (“Service Fee”) for the shares listed in the following table. A portion of these fees may be paid pursuant to a Rule 12b-1 plan.

For the six months ended October 31, 2018, the Service Fee was as follows:

DWS Tax-Exempt Portfolio:	Service Fee	Unpaid at October 31, 2018	Annualized Rate	Contractual Rate
Tax-Exempt Cash Managed Shares	$35,193	$5,149	.15%	.15%
Tax-Free Investment Class	2,120	379	.07%	.07%
	$37,313	$5,528

Typesetting and Filing Service Fees. Under an agreement with DIMA, DIMA is compensated for providing certain pre-press and regulatory filing services to the Fund. For the six months ended October 31, 2018, the amount charged to the Fund by DIMA included in the Statement of Operations under “Reports to shareholders” was as follows:

Fund	Total Aggregated	Unpaid at October 31, 2018
DWS Tax-Exempt Portfolio	$26,108	$26,108

Trustees’ Fees and Expenses. The Fund paid retainer fees to each Trustee not affiliated with the Advisor, plus specified amounts to the Board Chairperson and to each committee Chairperson.

Transactions with Affiliates. The Fund may purchase securities from, or sell securities to, an affiliated fund provided the affiliation is solely due to having a common investment adviser, common officers, or common trustees. During the six months ended October 31, 2018, the Fund engaged in securities purchases of $292,930,000 and securities sales of $358,725,000 with an affiliated fund in compliance with Rule 17a-7 under the 1940 Act.

C. Line of Credit

The Fund and other affiliated funds (the “Participants”) share in a $400 million revolving credit facility provided by a syndication of banks.

DWS Tax-Free Money Fund Class S	|	21

The Fund may borrow for temporary or emergency purposes, including the meeting of redemption requests that otherwise might require the untimely disposition of securities. The Participants are charged an annual commitment fee which is allocated based on net assets, among each of the Participants. Interest is calculated at a rate per annum equal to the sum of the Federal Funds Rate plus 1.25 percent plus, if the one-month LIBOR exceeds the Federal Funds Rate, the amount of such excess. The Fund may borrow up to a maximum of 33 percent of its net assets under the agreement. The Fund had no outstanding loans at October 31, 2018.

D. Fund Share Transactions

The following table summarizes share and dollar activity in the Fund:

DWS Tax-Exempt Portfolio

	Six Months Ended October 31, 2018		Year Ended April 30, 2018
	Shares	Dollars	Shares	Dollars

Shares sold
DWS Tax-Exempt Cash Premier Shares	39,039,841	$39,039,841	67,725,230	$67,725,230
DWS Tax-Exempt Money Fund	16,934,834	16,934,834	51,423,925	51,423,925
DWS Tax-Free Money Fund Class S	3,789,540	3,789,540	13,879,488	13,879,488
Service Shares	37,443,832	37,443,832	81,813,513	81,813,513
Tax-Exempt Cash Managed Shares	71,836,763	71,836,763	326,154,215	326,154,215
Tax-Free Investment Class	4,934,538	4,934,538	9,272,138	9,272,138
Account Maintenance Fees	—	—	—	(100)
		$173,979,348		$550,268,409

Shares issued to shareholders in reinvestment of distributions
DWS Tax-Exempt Cash Premier Shares	230,852	$230,852	394,754	$394,754
DWS Tax-Exempt Money Fund	777,148	777,148	1,145,507	1,145,507
DWS Tax-Free Money Fund Class S	278,338	278,338	392,467	392,467
Service Shares	62,914	62,914	36,362	36,362
Tax-Exempt Cash Managed Shares	789	789	1,571	1,571
Tax-Free Investment Class	24,498	24,498	28,002	28,002
		$1,374,539		$1,998,663

22	|	DWS Tax-Free Money Fund Class S

	Six Months Ended October 31, 2018		Year Ended April 30, 2018
	Shares	Dollars	Shares	Dollars

Shares redeemed
DWS Tax-Exempt Cash Premier Shares	(31,626,221)	$(31,626,221)	(64,594,618)	$(64,594,618)
DWS Tax-Exempt Money Fund	(28,950,560)	(28,950,560)	(59,547,276)	(59,547,276)
DWS Tax-Free Money Fund Class S	(5,300,623)	(5,300,623)	(18,119,437)	(18,119,437)
Service Shares	(68,944,328)	(68,944,328)	(79,236,036)	(79,236,036)
Tax-Exempt Cash Managed Shares	(69,005,541)	(69,005,541)	(342,806,879)	(342,806,879)
Tax-Free Investment Class	(5,002,830)	(5,002,830)	(12,340,478)	(12,340,478)
		$(208,830,103)		$(576,644,724)

Net increase (decrease)
DWS Tax-Exempt Cash Premier Shares	7,644,472	$7,644,472	3,525,366	$3,525,366
DWS Tax-Exempt Money Fund	(11,238,578)	(11,238,578)	(6,977,844)	(6,977,844)
DWS Tax-Free Money Fund Class S	(1,232,745)	(1,232,745)	(3,847,482)	(3,847,482)
Service Shares	(31,437,582)	(31,437,582)	2,613,839	2,613,839
Tax-Exempt Cash Managed Shares	2,832,011	2,832,011	(16,651,093)	(16,651,093)
Tax-Free Investment Class	(43,794)	(43,794)	(3,040,338)	(3,040,338)
Account Maintenance Fees	—	—	—	(100)
		$(33,476,216)		$(24,377,652)

DWS Tax-Free Money Fund Class S	|	23

Information About Your Fund’s Expenses

As an investor of the Fund, you incur two types of costs: ongoing expenses and transaction costs. Ongoing expenses include management fees, distribution and service (12b-1) fees and other Fund expenses. Examples of transaction costs include account maintenance fees, which are not shown in this section. The following tables are intended to help you understand your ongoing expenses (in dollars) of investing in the Fund and to help you compare these expenses with the ongoing expenses of investing in other mutual funds. In the most recent six-month period, the Fund limited these expenses; had it not done so, expenses would have been higher for DWS Tax-Free Money Fund Class S. The example in the table is based on an investment of $1,000 invested at the beginning of the six-month period and held for the entire period (May 1, 2018 to October 31, 2018).

The tables illustrate your Fund’s expenses in two ways:

–

Actual Fund Return. This helps you estimate the actual dollar amount of ongoing expenses (but not transaction costs) paid on a $1,000 investment in the Fund using the Fund’s actual return during the period. To estimate the expenses you paid over the period, simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the “Expenses Paid per $1,000” line under the share class you hold.

–

Hypothetical 5% Fund Return. This helps you to compare your Fund’s ongoing expenses (but not transaction costs) with those of other mutual funds using the Fund’s actual expense ratio and a hypothetical rate of return of 5% per year before expenses. Examples using a 5% hypothetical fund return may be found in the shareholder reports of other mutual funds. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period.

Please note that the expenses shown in these tables are meant to highlight your ongoing expenses only and do not reflect any transaction costs. The “Expenses Paid per $1,000” line of the tables is useful in comparing ongoing expenses only and will not help you determine the relative total expense of owning different funds. An account maintenance fee of $6.25 per quarter for DWS Tax-Free Money Fund Class S shares may apply for certain accounts whose balances do not meet the applicable minimum initial investment. This fee is not included in these tables. If it was, the estimate of expenses paid for DWS Tax-Free Money Fund Class S shares during the period would be higher, and account value during the period would be lower, by this amount.

24	|	DWS Tax-Free Money Fund Class S

Expenses and Value of a $1,000 Investment for the six months ended October 31, 2018 (Unaudited)

Actual Fund Return	DWS Tax-Free Money Fund Class S
Beginning Account Value 5/1/18	$1,000.00
Ending Account Value 10/31/18	$1,005.88
Expenses Paid per $1,000*	$1.31

Hypothetical 5% Fund Return
Beginning Account Value 5/1/18	$1,000.00
Ending Account Value 10/31/18	$1,023.89
Expenses Paid per $1,000*	$1.33

*

Expenses are equal to the Fund’s annualized expense ratio for each share class, multiplied by the average account value over the period, multiplied by 184 (the number of days in the most recent six-month period), then divided by 365.

Annualized Expense Ratio
DWS Tax-Free Money Fund Class S	.26%

For more information, please refer to the Fund’s prospectus.

For an analysis of the fees associated with an investment in the Fund or similar funds, please refer to http://apps.finra.org/fundanalyzer/1/fa.aspx.

DWS Tax-Free Money Fund Class S	|	25

Other Information

Proxy Voting

The Fund’s policies and procedures for voting proxies for portfolio securities and information about how the Fund voted proxies related to its portfolio securities during the most recent 12-month period ended June 30 are available on our Web site — dws.com/en-us/resources/proxy-voting — or on the SEC’s Web site — sec.gov. To obtain a written copy of the Fund’s policies and procedures without charge, upon request, call us toll free at (800) 728-3337.

Portfolio Holdings

Following the Fund’s fiscal first and third quarter-end, a complete portfolio holdings listing is filed with the SEC on Form N-Q. In addition, each month, information about the Fund and its portfolio holdings is filed with the SEC on Form N-MFP. The SEC delays the public availability of the information filed on Form N-MFP for 60 days after the end of the reporting period included in the filing. These forms will be available on the SEC’s Web site at sec.gov. The Fund’s portfolio holdings are also posted on dws.com from time to time. Please see the Fund’s current prospectus for more information.

26	|	DWS Tax-Free Money Fund Class S

Advisory Agreement Board Considerations and Fee Evaluation

The Board of Trustees (hereinafter referred to as the “Board” or “Trustees”) approved the renewal of DWS Tax-Exempt Portfolio’s (the “Fund”) investment management agreement (the “Agreement”) with DWS Investment Management Americas, Inc. (“DIMA”) in September 2018.

In terms of the process that the Board followed prior to approving the Agreement, shareholders should know that:

–	During the entire process, all of the Fund’s Trustees were independent of DIMA and its affiliates (the “Independent Trustees”).

–

The Board met frequently during the past year to discuss fund matters and dedicated a substantial amount of time to contract review matters. Over the course of several months, the Board’s Contract Committee reviewed extensive materials received from DIMA, independent third parties and independent counsel. These materials included an analysis of the Fund’s performance, fees and expenses, and profitability from a fee consultant retained by the Fund’s Independent Trustees (the “Fee Consultant”). Based on its evaluation of the information provided, the Contract Committee presented its findings and recommendations to the Board. The Board then reviewed the Contract Committee’s findings and recommendations.

–	The Board also received extensive information throughout the year regarding performance of the Fund.

–

The Independent Trustees regularly met privately with counsel to discuss contract review and other matters. In addition, the Independent Trustees were advised by the Fee Consultant in the course of their review of the Fund’s contractual arrangements and considered a comprehensive report prepared by the Fee Consultant in connection with their deliberations.

–

In connection with reviewing the Agreement, the Board also reviewed the terms of the Fund’s Rule 12b-1 plan, distribution agreement, administrative services agreement, transfer agency agreement and other material service agreements.

In connection with the contract review process, the Contract Committee and the Board considered the factors discussed below, among others. The Board also considered that DIMA and its predecessors have managed the Fund since its inception, and the Board believes that a long-term relationship with a capable, conscientious advisor is in the best interests of the Fund. The Board considered, generally, that shareholders chose to invest or remain invested in the Fund knowing that DIMA managed the

DWS Tax-Free Money Fund Class S	|	27

Fund. DIMA is part of DWS Group GmbH & Co. KGaA (“DWS Group”). DWS Group is a global asset management business that offers a wide range of investing expertise and resources, including research capabilities in many countries throughout the world. In 2018, approximately 20% of DWS Group’s shares were sold in an initial public offering, with Deutsche Bank AG owning the remaining shares.

As part of the contract review process, the Board carefully considered the fees and expenses of each DWS fund overseen by the Board in light of the fund’s performance. In many cases, this led to the negotiation and implementation of expense caps. As part of these negotiations, the Board indicated that it would consider relaxing these caps in future years following sustained improvements in performance, among other considerations.

While shareholders may focus primarily on fund performance and fees, the Fund’s Board considers these and many other factors, including the quality and integrity of DIMA’s personnel and administrative support services provided by DIMA, such as back-office operations, fund valuations, and compliance policies and procedures.

Nature, Quality and Extent of Services. The Board considered the terms of the Agreement, including the scope of advisory services provided under the Agreement. The Board noted that, under the Agreement, DIMA provides portfolio management services to the Fund and that, pursuant to a separate administrative services agreement, DIMA provides administrative services to the Fund. The Board considered the experience and skills of senior management and investment personnel and the resources made available to such personnel. The Board reviewed the Fund’s performance over short-term and long-term periods and compared those returns to various agreed-upon performance measures, including a peer universe compiled using information supplied by iMoneyNet, an independent fund data service. The Board also noted that it has put into place a process of identifying “Funds in Review” (e.g., funds performing poorly relative to a peer universe), and receives additional reporting from DIMA regarding such funds and, where appropriate, DIMA’s plans to address underperformance. The Board believes this process is an effective manner of identifying and addressing underperforming funds. Based on the information provided, the Board noted that, for the one- and three-year periods ended December 31, 2017, the Fund’s gross performance (DWS Tax-Exempt Cash Premier Shares) was in the 2nd quartile and 1st quartile, respectively, of the applicable iMoneyNet universe (the 1st quartile being the best performers and the 4th quartile being the worst performers).

Fees and Expenses. The Board considered the Fund’s investment management fee schedule, operating expenses and total expense ratios, and comparative information provided by Broadridge Financial Solutions, Inc. (“Broadridge”) and the Fee Consultant regarding investment

28	|	DWS Tax-Free Money Fund Class S

management fee rates paid to other investment advisors by similar funds (1st quartile being the most favorable and 4th quartile being the least favorable). With respect to management fees paid to other investment advisors by similar funds, the Board noted that the contractual fee rates paid by the Fund, which include a 0.10% fee paid to DIMA under the Fund’s administrative services agreement, were lower than the median (1st quartile) of the applicable Broadridge peer group (based on Broadridge data provided as of December 31, 2017). Based on Broadridge data provided as of December 31, 2017, the Board noted that the Fund’s total operating expenses (excluding 12b-1 fees and/or shareholder administration fees, if applicable) were higher than the median (4th quartile) of the applicable Broadridge expense universe (less any applicable 12b-1 fees) for the following share classes: Service Shares, DWS Tax-Exempt Cash Premier Shares, Tax Free Investment Class shares, Tax-Exempt Cash Managed Shares, DWS Tax-Exempt Money Fund shares and DWS Tax-Free Money Fund Class S shares. The Board noted the expense limitations agreed to by DIMA. The Board also noted the voluntary fee waivers implemented by DIMA prior to December 31, 2017 to ensure the Fund maintained a positive yield. The Board considered the Fund’s management fee rate as compared to fees charged by DIMA to comparable DWS U.S. registered funds (“DWS Funds”), noting that DIMA indicated that it does not provide services to any other comparable DWS Funds. The information requested by the Board as part of its review of fees and expenses also included information about institutional accounts (including any sub-advised funds and accounts) and funds offered primarily to European investors (“DWS Europe Funds”) managed by DWS Group. The Board noted that DIMA indicated that DWS Group does not manage any institutional accounts or DWS Europe Funds comparable to the Fund.

On the basis of the information provided, the Board concluded that management fees were reasonable and appropriate in light of the nature, quality and extent of services provided by DIMA.

Profitability. The Board reviewed detailed information regarding revenues received by DIMA under the Agreement. The Board considered the estimated costs to DIMA, and pre-tax profits realized by DIMA, from advising the DWS Funds, as well as estimates of the pre-tax profits attributable to managing the Fund in particular. The Board also received information regarding the estimated enterprise-wide profitability of DIMA and its affiliates with respect to all fund services in totality and by fund. The Board and the Fee Consultant reviewed DIMA’s methodology in allocating its costs to the management of the Fund. Based on the information provided, the Board concluded that the pre-tax profits realized by DIMA in connection with the management of the Fund were not unreasonable. The Board also reviewed certain publicly available information regarding the profitability of certain similar investment

DWS Tax-Free Money Fund Class S	|	29

management firms. The Board noted that, while information regarding the profitability of such firms is limited (and in some cases is not necessarily prepared on a comparable basis), DIMA and its affiliates’ overall profitability with respect to the DWS Funds (after taking into account distribution and other services provided to the funds by DIMA and its affiliates) was lower than the overall profitability levels of most comparable firms for which such data was available.

Economies of Scale. The Board considered whether there are economies of scale with respect to the management of the Fund and whether the Fund benefits from any economies of scale. The Board noted that the Fund’s investment management fee schedule includes fee breakpoints. The Board concluded that the Fund’s fee schedule represents an appropriate sharing between the Fund and DIMA of such economies of scale as may exist in the management of the Fund at current asset levels.

Other Benefits to DIMA and Its Affiliates. The Board also considered the character and amount of other incidental or “fall-out” benefits received by DIMA and its affiliates, including any fees received by DIMA for administrative services provided to the Fund, any fees received by an affiliate of DIMA for transfer agency services provided to the Fund and any fees received by an affiliate of DIMA for distribution services. The Board also considered benefits to DIMA related to brokerage and soft-dollar allocations, including allocating brokerage to pay for research generated by parties other than the executing broker dealers, which pertain primarily to funds investing in equity securities. In addition, the Board considered the incidental public relations benefits to DIMA related to DWS Funds advertising and cross-selling opportunities among DIMA products and services. The Board considered these benefits in reaching its conclusion that the Fund’s management fees were reasonable.

Compliance. The Board considered the significant attention and resources dedicated by DIMA to its compliance processes in recent years. The Board noted in particular (i) the experience, seniority and time commitment of the individuals serving as DIMA’s and the Fund’s chief compliance officers and (ii) the substantial commitment of resources by DIMA and its affiliates to compliance matters, including the retention of compliance personnel.

Based on all of the information considered and the conclusions reached, the Board unanimously determined that the continuation of the Agreement is in the best interests of the Fund. In making this determination, the Board did not give particular weight to any single factor identified above. The Board considered these factors over the course of numerous meetings, certain of which were in executive session with only the Independent Trustees and counsel present. It is possible that individual Independent Trustees may have weighed these factors differently in reaching their individual decisions to approve the continuation of the Agreement.

30	|	DWS Tax-Free Money Fund Class S

Privacy Statement

FACTS	What Does DWS Do With Your Personal Information?
Why?	Financial companies choose how they share your personal information. Federal law gives consumers the right to limit some but not all sharing. Federal law also requires us to tell you how we collect, share and protect your personal information. Please read this notice carefully to understand what we do.
What?

The types of personal information we collect and share can include:

– Social Security number

– Account balances

– Purchase and transaction history

– Bank account information

– Contact information such as mailing address, e-mail address and telephone number

How?	All financial companies need to share customers’ personal information to run their everyday business. In the section below, we list the reasons financial companies can share their customers’ personal information, the reasons DWS chooses to share and whether you can limit this sharing.

Reasons we can share your personal information	Does DWS share?	Can you limit this sharing?
For our everyday business purposes — such as to process your transactions, maintain your account(s), respond to court orders or legal investigations	Yes	No
For our marketing purposes — to offer our products and services to you	Yes	No
For joint marketing with other financial companies	No	We do not share
For our affiliates’ everyday business purposes — information about your transactions and experiences	No	We do not share
For our affiliates’ everyday business purposes — information about your creditworthiness	No	We do not share
For non-affiliates to market to you	No	We do not share

Questions?	Call (800) 728-3337 or e-mail us at service@dws.com

DWS Tax-Free Money Fund Class S	|	31

Who we are
Who is providing this notice?	DWS Distributors, Inc; DWS Investment Management Americas, Inc.; DWS Trust Company; the DWS Funds
What we do
How does DWS protect my personal information?	To protect your personal information from unauthorized access and use, we use security measures that comply with federal law. These measures include computer safeguards and secured files and buildings.
How does DWS collect my personal information?

We collect your personal information, for example, when you:

– open an account

– give us your contact information

– provide bank account information for ACH or wire transactions

– tell us where to send money

– seek advice about your investments

Why can’t I limit all sharing?

Federal law gives you the right to limit only

– sharing for affiliates’ everyday business purposes

– information about your creditworthiness

– affiliates from using your information to market to you

– sharing for non-affiliates to market to you

State laws and individual companies may give you additional rights to limit sharing.

Definitions
Affiliates	Companies related by common ownership or control. They can be financial or non-financial companies. Our affiliates include financial companies with the DWS or Deutsche Bank (“DB”) name, such as DB AG Frankfurt.
Non-affiliates	Companies not related by common ownership or control. They can be financial and non-financial companies. Non-affiliates we share with include account service providers, service quality monitoring services, mailing service providers and verification services to help in the fight against money laundering and fraud.
Joint marketing	A formal agreement between non-affiliated financial companies that together market financial products or services to you. DWS does not jointly market.

Rev. 3/2018, as amended 7/2018

32	|	DWS Tax-Free Money Fund Class S

Notes

Notes

Notes

DTFMF-3

(R-033439-6 12/18)

October 31, 2018

Semiannual Report

to Shareholders

Tax-Free Investment Class

DWS Tax-Exempt Portfolio

(formerly Deutsche Tax-Exempt Portfolio)

Contents

3	Portfolio Summary
4	Investment Portfolio
12	Statement of Assets and Liabilities
14	Statement of Operations
15	Statements of Changes in Net Assets
16	Financial Highlights

17	Notes to Financial Statements
25	Information About Your Fund’s Expenses
27	Other Information
28	Advisory Agreement Board Considerations and Fee Evaluation
32	Privacy Statement

This report must be preceded or accompanied by a prospectus. To obtain a summary prospectus, if available, or prospectus for any of our funds, visit dws.com. We advise you to consider the Fund’s objectives, risks, charges and expenses carefully before investing. The summary prospectus and prospectus contain this and other important information about the Fund. Please read the prospectus carefully before you invest.

You could lose money by investing in the Fund. Although the Fund seeks to preserve the value of your investment at $1.00 per share, it cannot guarantee it will do so. The Fund may impose a fee upon sale of your shares or may temporarily suspend your ability to sell shares if the Fund’s liquidity falls below required minimums because of market conditions or other factors. An investment in the Fund is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency. The Fund’s sponsor has no legal obligation to provide financial support to the Fund, and you should not expect that the sponsor will provide financial support to the Fund at any time. You should not rely on or expect the Advisor to enter into support agreements or take other actions to maintain the Fund’s $1.00 share price. The credit quality of the Fund’s holdings can change rapidly in certain markets, and the default of a single holding could have an adverse impact on the Fund’s share price. The Fund’s share price can also be negatively affected during periods of high redemption pressures and/or illiquid markets. The actions of a few large investors in one class of shares of the Fund may have a significant adverse effect on the share prices of all classes of shares of the Fund. Please read the prospectus for specific details regarding the Fund’s risk profile.

The brand DWS represents DWS Group GmbH & Co. KGaA and any of its subsidiaries such as DWS Distributors, Inc. which offers investment products or DWS Investment Management Americas, Inc. and RREEF America L.L.C. which offer advisory services.

NOT FDIC/NCUA INSURED     NO BANK GUARANTEE     MAY LOSE VALUE

NOT A DEPOSIT     NOT INSURED BY ANY FEDERAL GOVERNMENT AGENCY

2	|	Tax-Free Investment Class

Portfolio Summary	(Unaudited)

DWS Tax-Exempt Portfolio

Asset Allocation (As a % of Investment Portfolio)	10/31/18	4/30/18
Municipal Investments
Municipal Variable Rate Demand Notes	45%	49%
Tax-Exempt Commercial Paper	28%	17%
Municipal Bonds and Notes	9%	20%
Municipal Floating-Rate Notes	7%	5%
Preferred Shares of Closed-End Investment Companies	11%	9%
	100%	100%

Weighted Average Maturity	10/31/18	4/30/18
Cash Account Trust — DWS Tax-Exempt Portfolio	38 days	26 days
National Tax-Free Retail Money Fund Average*	22 days	19 days

*

The Fund is compared to its respective iMoneyNet Category: National Tax-Free Retail Money Fund Average — Category consists of all national tax-free and municipal retail funds. Portfolio holdings of tax-free funds include Rated and Unrated Demand Notes, Rated and Unrated General Market Notes; Commercial Paper; Put Bonds; AMT Paper and Other Tax-Free Holdings.

Weighted average maturity, also known as effective maturity, is the weighted average of the maturity date of bonds held by the Fund taking into consideration any available maturity shortening features.

Portfolio holdings and characteristics are subject to change.

For more complete details about the Fund’s holdings, see pages 4–11. A quarterly Fact Sheet is available on dws.com or upon request.

Tax-Free Investment Class	|	3

Investment Portfolio	as of October 31, 2018 (Unaudited)

	Principal Amount ($)	Value ($)
Municipal Investments 88.7%
Alabama 0.6%
Tuscaloosa County, AL, Industrial Development Authority, Gulf Opportunity Zone, Hunt Refining Project, Series I, 144A, 1.65%*, 4/1/2028, LOC: Bank of Nova Scotia	1,600,000	1,600,000

Arizona 1.2%
Arizona, State Health Facilities Authority, Banner Health Obligated Group, Series F, 1.61%*, 1/1/2029, LOC: JPMorgan Chase Bank NA	1,900,000	1,900,000
Pima County, AZ, Industrial Development Authority, Multi-Family Housing Revenue, Eastside PL Apartments, 1.63%*, 2/15/2031, LIQ: Fannie Mae, LOC: Fannie Mae	1,410,000	1,410,000

		3,310,000

Arkansas 3.2%
Little Rock, AR, Metrocentre Improvement District No. 1, Little Rock Newspapers, Inc., 1.71%*, 12/1/2025, LOC: JPMorgan Chase Bank NA	2,550,000	2,550,000
Lowell, AR, Industrial Development Revenue, Little Rock Newspapers Project, AMT, 1.84%*, 6/1/2031, LOC: JPMorgan Chase Bank NA	6,500,000	6,500,000

		9,050,000

California 8.8%
California, Wells Fargo Stage Trust, Series 94C, 144A, AMT, MUNIPSA +0.35% , 1.95%**, Mandatory Put 1/24/2019 @ 100, 5/1/2030, GTY: Wells Fargo Bank NA, LIQ: Wells Fargo Bank NA	4,000,000	4,000,000
San Diego, CA, Public Facilities Financing Authority, TECP, 1.5%, 11/1/2018, LOC: Bank of America	3,085,000	3,085,000
San Francisco City & County, CA, TECP, 1.7%, 11/27/2018	7,500,000	7,500,000
University of California, TECP, 1.59%, 11/5/2018	10,050,000	10,050,000

		24,635,000

Colorado 4.5%
Colorado, State Education Loan Program, Series A, 5.0%, 6/27/2019	12,500,000	12,776,052

Connecticut 4.2%
Connecticut, State Health & Educational Facility Authority Revenue, Yale University:
1.0%, Mandatory Put 2/6/2019 @ 100, 7/1/2033	305,000	304,336
Series U2, 1.0%, Mandatory Put 2/6/2019 @ 100, 7/1/2033	8,735,000	8,713,258

The accompanying notes are an integral part of the financial statements.

4	|	Tax-Free Investment Class

	Principal Amount ($)	Value ($)
Series 2010 A-4, 1.2%, Mandatory Put 2/1/2019 @ 100, 7/1/2049	2,860,000	2,856,160

		11,873,754

Florida 3.0%
Gainesville, FL, Industrial Development Revenue, Gainesville Hillel, Inc. Project, 1.64%*, 5/1/2033, LOC: Northern Trust Co.	2,650,000	2,650,000
Gainesville, FL, Utility System Revenue, TECP, 1.74%, 11/7/2018	4,500,000	4,500,000
Palm Beach County, FL, Henry Morrison Flagler Project Revenue, 1.61%*, 11/1/2036, LOC: Northern Trust Co.	1,300,000	1,300,000

		8,450,000

Georgia 0.5%
Atlanta City, GA, Airport General Revenue:
TECP, 1.65%, 11/2/2018	1,094,000	1,094,000
TECP, 1.80%, 12/5/2018	430,000	429,992

		1,523,992

Illinois 6.4%
Channahon, IL, Morris Hospital Revenue, 1.6%*, 12/1/2034, LOC: U.S. Bank NA	4,130,000	4,130,000
DuPage County, IL, Morton Arboretum Project Revenue, 1.6%*, 10/15/2038, LOC: Northern Trust Co.	1,000,000	1,000,000
Illinois, Southwestern Development Authority Solid Waste Disposal Revenue, Waste Management, Inc., Project, AMT, 1.69%*, 10/1/2027, LOC: JPMorgan Chase Bank NA	400,000	400,000
Illinois, State Development Finance Authority, Jewish Council Youth Services, 1.62%*, 9/1/2028, LOC: BMO Harris Bank NA	1,250,000	1,250,000
Illinois, State Development Finance Authority, St. Ignatius College Preparatory, 1.63%*, 6/1/2024, LOC: PNC Bank NA	1,000,000	1,000,000
Illinois, State Development Finance Authority, YMCA Metropolitan Chicago Project, 1.64%*, 6/1/2029, LOC: BMO Harris Bank NA	1,000,000	1,000,000
Illinois, State Educational Facility Authority Revenue, The Adler Planetarium, 1.62%*, 4/1/2031, LOC: PNC Bank NA	1,100,000	1,100,000
Illinois, State Finance Authority Revenue, Steppenwolf Theatre Co. Project, 1.6%*, 3/1/2043, LOC: Northern Trust Co.	2,065,000	2,065,000
Illinois, State Finance Authority Revenue, Uhlich Children’s Advantage Network, 1.62%*, 5/1/2036, LOC: U.S. Bank NA	1,700,000	1,700,000

The accompanying notes are an integral part of the financial statements.

Tax-Free Investment Class	|	5

	Principal Amount ($)	Value ($)
Illinois, State Housing Development Authority, Multi-Family Housing Revenue, 1.61%*, 1/1/2041, LIQ: Freddie Mac, LOC: Freddie Mac	4,325,000	4,325,000

		17,970,000

Indiana 0.6%
Indiana, State Finance Authority, Health Systems Revenue, Sisters of St. Francis Health, Series F, 1.64%*, 9/1/2048, LOC: Bank of NY Mellon	1,650,000	1,650,000

Kansas 0.4%
Olathe, KS, Industrial Revenue, Multi Modal Diamant Boart, Series A, AMT, 1.75%*, 3/1/2027, LOC: Svenska Handelsbanken	1,000,000	1,000,000

Kentucky 1.3%
Louisville & Jefferson County, KY, Regional Airport Authority, UPS Worldwide Forwarding, Series B, AMT, 1.75%*, 1/1/2029	3,600,000	3,600,000

Louisiana 1.5%
Louisiana, Caddo-Bossier Parishes Port Commission, Oakley Co. Project, AMT, 1.75%*, 1/1/2028, LOC: Bank of America NA	1,045,000	1,045,000
Shreveport, LA, Home Mortgage Authority, Multi-Family Housing Revenue, Summer Point Project, 1.62%*, 2/15/2023, LIQ: Fannie Mae, LOC: Fannie Mae	3,210,000	3,210,000

		4,255,000

Massachusetts 2.0%
Massachusetts, Tender Option Bond Trust Receipts, Series 2015-XF2203, 144A, 1.62%*, 8/15/2023, LIQ: Citibank NA	2,300,000	2,300,000
Massachusetts, University of Massachusetts, Building Authority Revenue, Series 2, MUNIPSA +0.300% , 1.9%**, 11/1/2034	3,300,000	3,300,000

		5,600,000

Michigan 4.6%
Michigan, Registered University, 1.58%, 12/3/2018, TECP	13,000,000	13,000,000

Mississippi 0.3%
Mississippi, State Business Finance Commission, Gulf Opportunity Zone, Chevron U.S.A., Inc.:
Series K, 1.67%*, 11/1/2035 , GTY: Chevron Corp.	545,000	545,000
Series L, 1.67%*, 11/1/2035 , GTY: Chevron Corp.	300,000	300,000

		845,000

The accompanying notes are an integral part of the financial statements.

6	|	Tax-Free Investment Class

	Principal Amount ($)	Value ($)
Missouri 4.0%
Missouri, Tender Option Bond Trust Receipts:
Series 2015-XF2198, 144A, 1.63%*, 5/1/2023 , LIQ: Citibank NA	2,660,000	2,660,000
Series 2017-XG0157, 144A, 1.64%*, 5/15/2048 , LIQ: Barclays Bank PLC, LOC: Barclays Bank PLC	8,500,000	8,500,000

		11,160,000

Nevada 2.4%
Clark County, NV, Airport Revenue, Series D-1, 1.6%*, 7/1/2036, LOC: Sumitomo Mitsui Banking	6,755,000	6,755,000

New York 5.5%
New York, State Dormitory Authority Revenues, State Supported Debt, City University of New York, Series C, 1.63%*, 7/1/2031, LOC: Bank of America NA	530,000	530,000
New York, State Housing Finance Agency, 350 West 43rd Street, Series A, AMT, 1.74%*, 11/1/2034, LOC: Landesbank Hessen-Thuringen	600,000	600,000
New York, State Thruway Authority Revenue, Series 2016-XF2345, 144A, 1.63%*, 4/1/2020, LIQ: Credit Suisse	1,865,000	1,865,000
New York City, NY, Industrial Development Agency Revenue, Liberty 123 Wash Project, 1.71%*, 10/1/2042, LOC: Bank of China	1,400,000	1,400,000
New York City, NY, Municipal Water Finance Authority, Water & Sewer System Revenue, Second Generation Resolution, Series BB-1, 1.68%*, 6/15/2039, SPA: Landesbank Hessen-Thuringen	280,000	280,000
New York City, NY, Municipal Water Finance Authority, Water & Sewer Systems Revenue, Second Generation Resolution, Series BB-1, 1.64%*, 6/15/2051, SPA: Industrial & Commercial Bank of China BA	8,350,000	8,350,000
New York, NY, State General Obligation:
Series H-2, 1.68%*, 1/1/2036, SPA: JPMorgan Chase Bank NA	840,000	840,000
Series J-6, 1.72%*, 8/1/2024, LOC: Landesbank Hessen-Thuringen	500,000	500,000
New York, NY, State General Obligation:
Series A-3, 1.68%*, 8/1/2035, SPA: Landesbank Hessen-Thuringen	350,000	350,000
Series A-3, 1.72%*, 8/1/2044, SPA: Landesbank Hessen-Thuringen	820,000	820,000

		15,535,000

The accompanying notes are an integral part of the financial statements.

Tax-Free Investment Class	|	7

	Principal Amount ($)	Value ($)
Ohio 6.2%
Cuyahoga County, OH, Health Care Facilities Revenue, AM McGregor Home Project, 1.65%*, 5/1/2049, LOC: Northern Trust Co.	12,600,000	12,600,000
Ohio, State Economic Development Revenue, Goodwill Industries Miami Vy Project, 1.6%*, 6/1/2023, GTY: Patheon, Inc., LOC: PNC Bank NA	1,900,000	1,900,000
Ohio, State Higher Educational Facility Commission, Cleveland Clinic Health System Obligated Group, Series B-2, 1.7%*, 1/1/2039, SPA: Bank of NY Mellon	3,090,000	3,090,000

		17,590,000

Oregon 0.3%
Oregon, State Housing & Community Services Department, Housing Development Revenue, Redwood Park Apartments, Series F, AMT, 1.66%*, 10/15/2038, LIQ: Fannie Mae, LOC: Fannie Mae	800,000	800,000

Pennsylvania 3.3%
Delaware County, PA, Industrial Development Authority, United Parcel Service, Inc. Project, 1.64%*, 9/1/2045	535,000	535,000
Lancaster, PA, Industrial Development Authority, Willow Valley Retirement, Series C, 1.6%*, 12/1/2039, LOC: PNC Bank NA	2,500,000	2,500,000
Luzerne County, PA, Convention Center Authority, Series A, 1.61%*, 9/1/2028, LOC: PNC Bank NA	3,970,000	3,970,000
Pennsylvania, State Public School Building Authority, School District Project, Series A, 1.61%*, 8/1/2030, LOC: PNC Bank NA	750,000	750,000
Pennsylvania, State Economic Development Financing Authority Revenue, Hawley Silk Mill LLC, Recovery Zone Facility, Series A1, 1.64%*, 12/1/2031, LOC: PNC Bank NA	300,000	300,000
Pennsylvania, State Economic Development Financing Authority, Economic Development Revenue, Kingsley Association Project, 1.67%*, 8/1/2026, LOC: PNC Bank NA	250,000	250,000
Pennsylvania, State Higher Educational Facilities Authority, Association of Independent Colleges & Universities, 1.6%*, 5/1/2031, LOC: PNC Bank NA	875,000	875,000

		9,180,000

Tennessee 1.5%
Sevier County, TN, Public Building Authority Revenue, Public Improvement, Series B-1, 1.63%*, 6/1/2032, LOC: Bank of America NA	4,200,000	4,200,000

Texas 11.1%
Harris County, TX, 1.74%, 11/15/2018, TECP	4,850,000	4,850,000

The accompanying notes are an integral part of the financial statements.

8	|	Tax-Free Investment Class

	Principal Amount ($)	Value ($)
Texas, State General Obligation, 4.0%, 8/29/2019	13,000,000	13,229,254
Texas, Tender Option Bond Trust Receipts, Series 2015-XF2201, 144A, 1.63%*, 10/15/2023, LIQ: Citibank NA	3,100,000	3,100,000
University of Texas, Permanent University Funding:
TECP, 1.24%, 11/1/2018	5,000,000	5,000,000
TECP, 1.48%, 11/2/2018	5,039,000	5,039,000

		31,218,254

Virginia 0.2%
Loudoun County, VA, Industrial Development Authority Revenue, Jack Kent Cooke Foundation Project, 1.65%*, 6/1/2034, LOC: Northern Trust Co.	650,000	650,000

Washington 4.3%
Washington, General Obligations Notes, TECP, 1.79%, 2/21/2019	12,000,000	12,000,000
Washington, State Housing Finance Commission, Panorma City Project, 1.7%*, 1/1/2027, LOC: Wells Fargo Bank NA	240,000	240,000

		12,240,000

Wisconsin 3.8%
Wisconsin, General Obligations Notes, TECP, 1.72%, 11/5/2018	10,636,000	10,636,000

Other 3.0%
Federal Home Loan Mortgage Corp., Multi-Family Variable Rate Certificates:
“A”, Series MO27, 1.62%*, 10/15/2029, LIQ: Freddie Mac	2,835,000	2,835,000
“A”, Series M031, 1.63%*, 12/15/2045, LIQ: Freddie Mac	2,990,000	2,990,000
Series M033, 1.63%*, 3/15/2049, LIQ: Freddie Mac	1,480,000	1,480,000
“A”, Series M015, AMT, 1.65%*, 5/15/2046, LIQ: Freddie Mac	1,065,000	1,065,000

		8,370,000
Total Municipal Investments (Cost $249,473,052)		249,473,052

Preferred Shares of Closed-End Investment Companies 10.8%
California 7.3%
California, Nuveen Dividend Advantage Municipal Fund, Series 1-1362, 144A, AMT, 1.76%*, 6/1/2041, LIQ: Societe Generale	10,000,000	10,000,000
California, Nuveen Dividend Advantage Municipal Fund, Series 6, 144A, AMT, 1.75%*, 8/1/2040, LIQ: Citibank NA	1,500,000	1,500,000
California, Nuveen Quality Municipal Income Fund, Series 4, 144A, AMT, 1.74%*, 12/1/2042, LIQ: Royal Bank of Canada	5,500,000	5,500,000

The accompanying notes are an integral part of the financial statements.

Tax-Free Investment Class	|	9

	Principal Amount ($)	Value ($)
California, Nuveen Quality Municipal Income Fund, Series 7, 144A, AMT, 1.74%*, 8/3/2043, LIQ: Royal Bank of Canada	3,500,000	3,500,000

		20,500,000

National 3.5%
Nuveen Enhanced Municipal Credit Opportunities Fund, Series 3, 144A, AMT, 1.72%*, 6/1/2040, LIQ: Toronto-Dominion Bank	10,000,000	10,000,000

Total Preferred Shares of Closed-End Investment Companies (Cost $30,500,000)		30,500,000

	% of Net Assets	Value ($)
Total Investment Portfolio (Cost $279,973,052)	99.5	279,973,052
Other Assets and Liabilities, Net	0.5	1,299,063

Net Assets	100.0	281,272,115

*

Variable rate demand notes and variable rate demand preferred shares are securities whose interest rates are reset periodically (usually daily mode or weekly mode) by remarketing agents based on current market levels, and are not directly set as a fixed spread to a reference rate. These securities may be redeemed at par by the holder at any time, and are shown at their current rates as of October 31, 2018. Date shown reflects the earlier of demand date or stated maturity date.

**	Floating rate security. These securities are shown at their current rate as of October 31, 2018.

144A: Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers.

AMT: Subject to alternative minimum tax.

GTY: Guaranty Agreement

LIQ: Liquidity Facility

LOC: Letter of Credit

MUNIPSA: SIFMA Municipal Swap Index Yield

SPA: Standby Bond Purchase Agreement

TECP: Tax Exempt Commercial Paper

The accompanying notes are an integral part of the financial statements.

10	|	Tax-Free Investment Class

Fair Value Measurements

Various inputs are used in determining the value of the Fund’s investments. These inputs are summarized in three broad levels. Level 1 includes quoted prices in active markets for identical securities. Level 2 includes other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds and credit risk). Level 3 includes significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments). The level assigned to the securities valuations may not be an indication of the risk or liquidity associated with investing in those securities. Securities held by the Fund are reflected as Level 2 because the securities are valued at amortized cost (which approximates fair value) and, accordingly, the inputs used to determine value are not quoted prices in an active market.

The following is a summary of the inputs used as of October 31, 2018 in valuing the Fund’s investments. For information on the Fund’s policy regarding the valuation of investments, please refer to the Security Valuation section of Note A in the accompanying Notes to Financial Statements.

Assets	Level 1	Level 2	Level 3	Total
Municipal Investments (a)	$—	$249,473,052	$—	$249,473,052
Preferred Shares of Closed-End Investment Companies (a)	—	30,500,000	—	30,500,000
Total	$—	$279,973,052	$—	$279,973,052

(a)	See Investment Portfolio for additional detailed categorizations.

The accompanying notes are an integral part of the financial statements.

Tax-Free Investment Class	|	11

Statement of Assets and Liabilities

as of October 31, 2018 (Unaudited)

Assets	DWS Tax-Exempt Portfolio

Investments in securities, valued at amortized cost	$279,973,052
Cash	109,822
Receivable for investments sold	210,000
Receivable for Fund shares sold	344,819
Interest receivable	871,247
Other assets	72,735
Total assets	281,581,675

Liabilities
Payable for Fund shares redeemed	45,511
Distributions payable	53,897
Accrued Trustees’ fees	6,432
Other accrued expenses and payables	203,720
Total liabilities	309,560
Net assets, at value	$281,272,115

Net Assets Consist of
Distributable earnings (loss)	(72,314)
Paid-in capital	281,344,429
Net assets, at value	$281,272,115

The accompanying notes are an integral part of the financial statements.

12	|	Tax-Free Investment Class

Statement of Assets and Liabilities as of October 31, 2018 (Unaudited) (continued)

Net Asset Value	DWS Tax-Exempt Portfolio

DWS Tax-Exempt Cash Premier Shares
Net Asset Value, offering and redemption price per share ($48,736,660 ÷ 48,715,500 outstanding shares of beneficial interest, no par value, unlimited number of shares authorized)	$1.00
DWS Tax-Exempt Money Fund
Net Asset Value, offering and redemption price per share ($125,192,511 ÷ 125,138,308 outstanding shares of beneficial interest, no par value, unlimited number of shares authorized)	$1.00
DWS Tax-Free Money Fund Class S
Net Asset Value, offering and redemption price per share ($49,719,526 ÷ 49,697,946 outstanding shares of beneficial interest, no par value, unlimited number of shares authorized)	$1.00
Service Shares
Net Asset Value, offering and redemption price per share ($10,877,262 ÷ 10,872,537 outstanding shares of beneficial interest, no par value, unlimited number of shares authorized)	$1.00
Tax-Exempt Cash Managed Shares
Net Asset Value, offering and redemption price per share ($41,201,277 ÷ 41,183,373 outstanding shares of beneficial interest, no par value, unlimited number of shares authorized)	$1.00
Tax-Free Investment Class
Net Asset Value, offering and redemption price per share ($5,544,879 ÷ 5,542,472 outstanding shares of beneficial interest, no par value, unlimited number of shares authorized)	$1.00

The accompanying notes are an integral part of the financial statements.

Tax-Free Investment Class	|	13

Statement of Operations

for the six months ended October 31, 2018 (Unaudited)

Investment Income	DWS Tax-Exempt Portfolio
Income:
Interest	$2,237,873
Expenses:
Management fee	112,177
Administration fee	156,975
Services to shareholders	124,682
Distribution and service fees	163,606
Custodian fee	4,332
Professional fees	60,992
Reports to shareholders	60,924
Registration fees	51,420
Trustees’ fees and expenses	9,344
Other	30,987
Total expenses before expense reductions	775,439
Expense reductions	(208,097)
Total expenses after expense reductions	567,342
Net investment income	1,670,531
Net realized gain (loss) from investments	(4,945)
Net increase (decrease) in net assets resulting from operations	$1,665,586

The accompanying notes are an integral part of the financial statements.

14	|	Tax-Free Investment Class

Statements of Changes in Net Assets

	DWS Tax-Exempt Portfolio
Increase (Decrease) in Net Assets	Six Months Ended October 31, 2018 (Unaudited)	Year Ended April 30, 2018

Operations:
Net investment income	$1,670,531	$2,423,950
Net realized gain (loss)	(4,945)	2,158
Net increase in net assets resulting from operations	1,665,586	2,426,108
Distributions to shareholders:
DWS Tax-Exempt Cash Premier Shares	(241,858)	(430,286)
DWS Tax-Exempt Money Fund	(790,118)	(1,163,840)
DWS Tax-Free Money Fund Class S	(293,871)	(413,013)
Service Shares	(70,058)	(36,384)
Tax-Exempt Cash Managed Shares	(236,957)	(364,721)
Tax-Free Investment Class	(24,977)	(28,399)
Total distributions	(1,657,839)	(2,436,643)*
Fund share transactions:
Proceeds from shares sold	173,979,348	550,268,409
Reinvestment of distributions	1,374,539	1,998,663
Payments for shares redeemed	(208,830,103)	(576,644,724)
Net increase (decrease) in net assets from Fund share transactions	(33,476,216)	(24,377,652)
Increase (decrease) in net assets	(33,468,469)	(24,388,187)
Net assets at beginning of period	314,740,584	339,128,771
Net assets at end of period	$281,272,115	$314,740,584 **

*	Includes distributions from net investment income.

**	Includes distributions in excess of net investment income of $47,775

The accompanying notes are an integral part of the financial statements.

Tax-Free Investment Class	|	15

Financial Highlights

DWS Tax-Exempt Portfolio

Tax-Free Investment Class

	Six Months Ended 10/31/18		Years Ended April 30,
	(Unaudited)		2018	2017		2016		2015		2014

Selected Per Share Data
Net asset value, beginning of period	$1.00		$1.00	$1.00		$1.00		$1.00		$1.00
Income (loss) from investment operations:
Net investment income	.004		.004	.001		.000	***	.000	***	.000	***
Net realized gain (loss)	(.000	)***	.000 ***	(.000	)***	.000	***	.000	***	.000	***
Total from investment operations	.004		.004	.001		.000	***	.000	***	.000	***
Less distributions from:
Net investment income	(.004)		(.004)	(.001)		(.000	)***	(.000	)***	(.000	)***
Net realized gains	—		—	(.000	)***	(.000	)***	(.000	)***	(.000	)***
Total distributions	(.004)		(.004)	(.001)		(.000	)***	(.000	)***	(.000	)***
Net asset value, end of period	$1.00		$1.00	$1.00		$1.00		$1.00		$1.00
Total Return (%)[a]	.41	**	.45	.13		.02		.03		.02

Ratios to Average Net Assets and Supplemental Data
Net assets, end of period ($ millions)	6		6	9		239		263		283
Ratio of expenses before expense reductions (%)	.73	*	.72	.66		.66		.64		.64
Ratio of expenses after expense reductions (%)	.60	*	.63	.49		.14		.10		.13
Ratio of net investment income (%)	.84	*	.39	.02		.01		.01		.01

[a]	Total return would have been lower had certain expenses not been reduced.

*	Annualized

**	Not annualized

***	Amount is less than $.0005.

The accompanying notes are an integral part of the financial statements.

16	|	Tax-Free Investment Class

Notes to Financial Statements	(Unaudited)

A. Organization and Significant Accounting Policies

Cash Account Trust (the “Trust”) is registered under the Investment Company Act of 1940, as amended (the “1940 Act”), as an open-end management investment company organized as a Massachusetts business trust.

The Trust offers two funds: DWS Government & Agency Securities Portfolio (formerly Deutsche Government & Agency Securities Portfolio) and DWS Tax-Exempt Portfolio (formerly Deutsche Tax-Exempt Portfolio). These financial statements report on DWS Tax-Exempt Portfolio (the “Fund”).

DWS Tax-Exempt Portfolio offers six classes of shares: DWS Tax-Exempt Cash Premier Shares (formerly Deutsche Tax-Exempt Cash Premier Shares), DWS Tax-Exempt Money Fund (formerly Deutsche Tax-Exempt Money Fund), DWS Tax-Free Money Fund Class S (formerly Deutsche Tax-Free Money Fund Class S), Service Shares, Tax-Exempt Cash Managed Shares and Tax-Free Investment Class.

The financial highlights for all classes of shares, other than Tax-Free Investment Class, are provided separately and are available upon request.

The Fund’s investment income, realized gains and losses, and certain Fund-level expenses and expense reductions, if any, are borne pro rata on the basis of relative net assets by the holders of all classes of shares of the Fund, except that each class bears certain expenses unique to that class such as distribution and service fees, services to shareholders and certain other class-specific expenses. Differences in class-level expenses may result in payment of different per share dividends by class. All shares of the Trust have equal rights with respect to voting subject to class-specific arrangements.

The Fund’s financial statements are prepared in accordance with accounting principles generally accepted in the United States of America (“U.S. GAAP”) which require the use of management estimates. Actual results could differ from those estimates. The Fund qualifies as an investment company under Topic 946 of Accounting Standards Codification of U.S. GAAP. The policies described below are followed consistently by the Fund in the preparation of its financial statements.

In October 2018, the Securities and Exchange Commission adopted amendments to certain disclosure requirements in Securities Act Release No. 33-10532, Disclosure Update and Simplification, which is intended to facilitate the disclosure of information to investors and simplify compliance without significantly altering the total mix of information provided to investors. Effective with the current reporting period, the

Tax-Free Investment Class	|	17

Fund adopted the amendments with the impacts being that the Fund is no longer required to present components of distributable earnings on the Statement of Assets and Liabilities or the sources of distributable earnings and the amount of undistributed net investment income on the Statements of Changes in Net Assets.

Security Valuation. Various inputs are used in determining the value of the Fund’s investments. These inputs are summarized in three broad levels. Level 1 includes quoted prices in active markets for identical securities. Level 2 includes other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds and credit risk). Level 3 includes significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments). The level assigned to the securities valuations may not be an indication of the risk or liquidity associated with investing in those securities.

The Fund values all securities utilizing the amortized cost method permitted in accordance with Rule 2a-7 under the 1940 Act and certain conditions therein. Under this method, which does not take into account unrealized capital gains or losses on securities, an instrument is initially valued at its cost and thereafter assumes a constant accretion/amortization rate to maturity of any discount or premium. Securities held by the Fund are reflected as Level 2 because the securities are valued at amortized cost (which approximates fair value) and, accordingly, the inputs used to determine value are not quoted prices in an active market.

Disclosure about the classification of fair value measurements is included in a table following the Fund’s Investment Portfolio.

Federal Income Taxes. The Fund’s policy is to comply with the requirements of the Internal Revenue Code, as amended, which are applicable to regulated investment companies and to distribute all of its taxable and tax-exempt income to its shareholders.

At April 30, 2018, the Fund had a net tax basis capital loss carryforward of approximately $32,000, which may be applied against any realized net taxable capital gains indefinitely.

At April 30, 2018, DWS Tax-Exempt Portfolio had an aggregate cost of investments for federal income tax purposes of $312,915,636.

The Fund has reviewed the tax positions for the open tax years as of April 30, 2018 and has determined that no provision for income tax and/or uncertain tax positions is required in the Fund’s financial statements. The Fund’s federal tax returns for the prior three fiscal years remain open subject to examination by the Internal Revenue Service.

Distribution of Income. Net investment income of the Fund is declared as a daily dividend and is distributed to shareholders monthly. The Fund may take into account capital gains and losses in its daily dividend declarations. The Fund may also make additional distributions for tax purposes if necessary.

18	|	Tax-Free Investment Class

Permanent book and tax basis differences relating to shareholder distributions will result in reclassifications to paid in capital. Temporary book and tax basis differences will reverse in a subsequent period. There were no book-to-tax differences for the Fund.

The tax character of current year distributions will be determined at the end of the current fiscal year.

Expenses. Expenses of the Trust arising in connection with a specific Fund are allocated to that Fund. Other Trust expenses which cannot be directly attributed to a Fund are apportioned pro rata on the basis of relative net assets among the funds in the Trust.

Contingencies. In the normal course of business, the Fund may enter into contracts with service providers that contain general indemnification clauses. The Fund’s maximum exposure under these arrangements is unknown, as this would involve future claims that may be made against the Fund that have not yet been made. However, based on experience, the Fund expects the risk of loss to be remote.

Other. Investment transactions are accounted for on trade date. Interest income is recorded on the accrual basis. Realized gains and losses from investment transactions are recorded on an identified cost basis. All discounts and premiums are accreted/amortized for both tax and financial reporting purposes.

B. Related Parties

Management Agreement. Under an Amended and Restated Investment Management Agreement with DWS Investment Management Americas, Inc. (formerly Deutsche Investment Management Americas Inc.) (“DIMA” or the “Advisor”), an indirect, wholly owned subsidiary of DWS Group GmbH & Co. KGaA (“DWS Group”), the Advisor directs the investments of the Fund in accordance with its investment objectives, policies and restrictions. The Advisor determines the securities, instruments and other contracts relating to investments to be purchased, sold or entered into by the Fund.

The monthly management fee for the Fund is computed based on the combined average daily net assets of the two funds of the Trust and allocated to the Fund based on its relative net assets, computed and accrued daily and payable monthly, at the following annual rates:

First $500 million of the Funds’ combined average daily net assets	.120%
Next $500 million of such net assets	.100%
Next $1 billion of such net assets	.075%
Next $1 billion of such net assets	.060%
Over $3 billion of such net assets	.050%

Tax-Free Investment Class	|	19

Accordingly, for the six months ended October 31, 2018, the fee pursuant to the Investment Management Agreement on DWS Tax-Exempt Portfolio was equivalent to an annualized rate (exclusive of any applicable waivers/reimbursements) of 0.07% of the Fund’s average daily net assets.

For the period from May 1, 2018 through September 30, 2019, the Advisor has contractually agreed to waive its fees and/or reimburse certain operating expenses of the Tax-Free Investment Class to the extent necessary to maintain the total annual operating expenses (excluding certain expenses such as extraordinary expenses, taxes, brokerage and interest) at 0.72%.

In addition, the Advisor has agreed to voluntarily waive additional expenses. The voluntary waiver may be changed or terminated at any time without notice. Under these arrangements, the Advisor waived certain expenses on Tax-Free Investment Class Shares.

In addition, the Advisor has also agreed to maintain expenses of certain other classes of the Trust. These rates are disclosed in the respective share classes’ semiannual reports that are provided separately and are available upon request.

For the period ended October 31, 2018, fees waived and/or expenses reimbursed for each class are as follows:

DWS Tax-Exempt Cash Premier Shares	$25,439
DWS Tax-Exempt Money Fund	91,533
DWS Tax-Free Money Fund Class S	31,583
Service Shares	22,994
Tax-Exempt Cash Managed Shares	32,700
Tax-Free Investment Class	3,848
$208,097

Administration Fee. Pursuant to an Administrative Services Agreement, DIMA provides most administrative services to the Fund. For all services provided under the Administrative Services Agreement, the Fund pays the Advisor an annual fee (“Administration Fee”) of 0.10% of the Fund’s average daily net assets, computed and accrued daily and payable monthly. For the six months ended October 31, 2018, the Administration Fee was as follows:

Fund	Administration Fee	Unpaid at October 31, 2018
DWS Tax-Exempt Portfolio	$156,975	$24,531

Service Provider Fees. DWS Service Company (“DSC”), an affiliate of the Advisor, is the transfer agent, dividend-paying agent and shareholder

20	|	Tax-Free Investment Class

service agent for the Fund. Pursuant to a sub-transfer agency agreement between DSC and DST Systems, Inc. (“DST”), DSC has delegated certain transfer agent, dividend-paying agent and shareholder service agent functions to DST. DSC compensates DST out of the shareholder servicing fee it receives from the Fund. For the six months ended October 31, 2018, the amounts charged to the Fund by DSC were as follows:

DWS Tax-Exempt Portfolio:	Total Aggregated	Unpaid at October 31, 2018
DWS Tax-Exempt Cash Premier Shares	$2,247	$2,247
DWS Tax-Exempt Money Fund	19,456	13,333
DWS Tax-Free Money Fund Class S	15,932	10,870
Service Shares	49,523	31,162
Tax-Exempt Cash Managed Shares	15,744	12,113
Tax-Free Investment Class	2,816	2,211
	$105,718	$71,936

In addition, for the period ended October 31, 2018, the amounts charged to the Fund for recordkeeping and other administrative services provided by unaffiliated third parties, included in the Statement of Operations under “Services to shareholders”, were as follows:

Sub-Recordkeeping	Total Aggregated
DWS Tax-Exempt Money Fund	$6,344
DWS Tax-Free Money Fund Class S	500
$6,844

Distribution Service Agreement. Under the Distribution Service Agreement, in accordance with Rule 12b-1 under the 1940 Act, DWS Distributors, Inc. (“DDI”), an affiliate of the Advisor, receives a fee (“Distribution Fee”), calculated as a percentage of average daily net assets for the shares listed in the following table.

For the six months ended October 31, 2018, the Distribution Fee was as follows:

DWS Tax-Exempt Portfolio:	Distribution Fee	Unpaid at October 31, 2018	Annualized Rate	Contractual Rate
Service Shares	$118,722	$13,022	.60%	.60%
Tax-Free Investment Class	7,571	1,356	.25%	.25%
	$126,293	$14,378

In addition, DDI provides information and administrative services for a fee (“Service Fee”) for the shares listed in the following table. A portion of these fees may be paid pursuant to a Rule 12b-1 plan.

Tax-Free Investment Class	|	21

For the six months ended October 31, 2018, the Service Fee was as follows:

DWS Tax-Exempt Portfolio:	Service Fee	Unpaid at October 31, 2018	Annualized Rate	Contractual Rate
Tax-Exempt Cash Managed Shares	$35,193	$5,149	.15%	.15%
Tax-Free Investment Class	2,120	379	.07%	.07%
	$37,313	$5,528

Typesetting and Filing Service Fees. Under an agreement with DIMA, DIMA is compensated for providing certain pre-press and regulatory filing services to the Fund. For the six months ended October 31, 2018, the amount charged to the Fund by DIMA included in the Statement of Operations under “Reports to shareholders” was as follows:

Fund	Total Aggregated	Unpaid at October 31, 2018
DWS Tax-Exempt Portfolio	$26,108	$26,108

Trustees’ Fees and Expenses. The Fund paid retainer fees to each Trustee not affiliated with the Advisor, plus specified amounts to the Board Chairperson and to each committee Chairperson.

Transactions with Affiliates. The Fund may purchase securities from, or sell securities to, an affiliated fund provided the affiliation is solely due to having a common investment adviser, common officers, or common trustees. During the six months ended October 31, 2018, the Fund engaged in securities purchases of $292,930,000 and securities sales of $358,725,000 with an affiliated fund in compliance with Rule 17a-7 under the 1940 Act.

C. Line of Credit

The Fund and other affiliated funds (the “Participants”) share in a $400 million revolving credit facility provided by a syndication of banks. The Fund may borrow for temporary or emergency purposes, including the meeting of redemption requests that otherwise might require the untimely disposition of securities. The Participants are charged an annual commitment fee which is allocated based on net assets, among each of the Participants. Interest is calculated at a rate per annum equal to the sum of the Federal Funds Rate plus 1.25 percent plus, if the one-month LIBOR exceeds the Federal Funds Rate, the amount of such excess. The Fund may borrow up to a maximum of 33 percent of its net assets under the agreement. The Fund had no outstanding loans at October 31, 2018.

22	|	Tax-Free Investment Class

D. Fund Share Transactions

The following table summarizes share and dollar activity in the Fund:

DWS Tax-Exempt Portfolio

	Six Months Ended October 31, 2018		Year Ended April 30, 2018
	Shares	Dollars	Shares	Dollars

Shares sold
DWS Tax-Exempt Cash Premier Shares	39,039,841	$39,039,841	67,725,230	$67,725,230
DWS Tax-Exempt Money Fund	16,934,834	16,934,834	51,423,925	51,423,925
DWS Tax-Free Money Fund Class S	3,789,540	3,789,540	13,879,488	13,879,488
Service Shares	37,443,832	37,443,832	81,813,513	81,813,513
Tax-Exempt Cash Managed Shares	71,836,763	71,836,763	326,154,215	326,154,215
Tax-Free Investment Class	4,934,538	4,934,538	9,272,138	9,272,138
Account Maintenance Fees	—	—	—	(100)
		$173,979,348		$550,268,409

Shares issued to shareholders in reinvestment of distributions
DWS Tax-Exempt Cash Premier Shares	230,852	$230,852	394,754	$394,754
DWS Tax-Exempt Money Fund	777,148	777,148	1,145,507	1,145,507
DWS Tax-Free Money Fund Class S	278,338	278,338	392,467	392,467
Service Shares	62,914	62,914	36,362	36,362
Tax-Exempt Cash Managed Shares	789	789	1,571	1,571
Tax-Free Investment Class	24,498	24,498	28,002	28,002
		$1,374,539		$1,998,663

Tax-Free Investment Class	|	23

	Six Months Ended October 31, 2018		Year Ended April 30, 2018
	Shares	Dollars	Shares	Dollars

Shares redeemed
DWS Tax-Exempt Cash Premier Shares	(31,626,221)	$(31,626,221)	(64,594,618)	$(64,594,618)
DWS Tax-Exempt Money Fund	(28,950,560)	(28,950,560)	(59,547,276)	(59,547,276)
DWS Tax-Free Money Fund Class S	(5,300,623)	(5,300,623)	(18,119,437)	(18,119,437)
Service Shares	(68,944,328)	(68,944,328)	(79,236,036)	(79,236,036)
Tax-Exempt Cash Managed Shares	(69,005,541)	(69,005,541)	(342,806,879)	(342,806,879)
Tax-Free Investment Class	(5,002,830)	(5,002,830)	(12,340,478)	(12,340,478)
		$(208,830,103)		$(576,644,724)

Net increase (decrease)
DWS Tax-Exempt Cash Premier Shares	7,644,472	$7,644,472	3,525,366	$3,525,366
DWS Tax-Exempt Money Fund	(11,238,578)	(11,238,578)	(6,977,844)	(6,977,844)
DWS Tax-Free Money Fund Class S	(1,232,745)	(1,232,745)	(3,847,482)	(3,847,482)
Service Shares	(31,437,582)	(31,437,582)	2,613,839	2,613,839
Tax-Exempt Cash Managed Shares	2,832,011	2,832,011	(16,651,093)	(16,651,093)
Tax-Free Investment Class	(43,794)	(43,794)	(3,040,338)	(3,040,338)
Account Maintenance Fees	—	—	—	(100)
		$(33,476,216)		$(24,377,652)

24	|	Tax-Free Investment Class

Information About Your Fund’s Expenses

As an investor of the Fund, you incur two types of costs: ongoing expenses and transaction costs. Ongoing expenses include management fees, distribution and service (12b-1) fees and other Fund expenses. Examples of transaction costs include account maintenance fees, which are not shown in this section. The following tables are intended to help you understand your ongoing expenses (in dollars) of investing in the Fund and to help you compare these expenses with the ongoing expenses of investing in other mutual funds. In the most recent six-month period, the Fund limited these expenses; had it not done so, expenses would have been higher for the Tax-Free Investment Class. The example in the table is based on an investment of $1,000 invested at the beginning of the six-month period and held for the entire period (May 1, 2018 to October 31, 2018).

The tables illustrate your Fund’s expenses in two ways:

–

Actual Fund Return. This helps you estimate the actual dollar amount of ongoing expenses (but not transaction costs) paid on a $1,000 investment in the Fund using the Fund’s actual return during the period. To estimate the expenses you paid over the period, simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the “Expenses Paid per $1,000” line under the share class you hold.

–

Hypothetical 5% Fund Return. This helps you to compare your Fund’s ongoing expenses (but not transaction costs) with those of other mutual funds using the Fund’s actual expense ratio and a hypothetical rate of return of 5% per year before expenses. Examples using a 5% hypothetical fund return may be found in the shareholder reports of other mutual funds. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period.

Please note that the expenses shown in these tables are meant to highlight your ongoing expenses only and do not reflect any transaction costs. The “Expenses Paid per $1,000” line of the tables is useful in comparing ongoing expenses only and will not help you determine the relative total expense of owning different funds. If these transaction costs had been included, your costs would have been higher.

Tax-Free Investment Class	|	25

Expenses and Value of a $1,000 Investment for the six months ended October 31, 2018 (Unaudited)

Actual Fund Return	Tax-Free Investment Class
Beginning Account Value 5/1/18	$1,000.00
Ending Account Value 10/31/18	$1,004.13
Expenses Paid per $1,000*	$3.03

Hypothetical 5% Fund Return
Beginning Account Value 5/1/18	$1,000.00
Ending Account Value 10/31/18	$1,022.18
Expenses Paid per $1,000*	$3.06

*

Expenses are equal to the Fund’s annualized expense ratio for each share class, multiplied by the average account value over the period, multiplied by 184 (the number of days in the most recent six-month period), then divided by 365.

Annualized Expense Ratio
Tax-Free Investment Class	.60%

For more information, please refer to the Fund’s prospectus.

For an analysis of the fees associated with an investment in the Fund or similar funds, please refer to http://apps.finra.org/fundanalyzer/1/fa.aspx.

26	|	Tax-Free Investment Class

Other Information

Proxy Voting

The Fund’s policies and procedures for voting proxies for portfolio securities and information about how the Fund voted proxies related to its portfolio securities during the most recent 12-month period ended June 30 are available on our Web site — dws.com/en-us/resources/proxy-voting — or on the SEC’s Web site — sec.gov. To obtain a written copy of the Fund’s policies and procedures without charge, upon request, call us toll free at (800) 728-3337.

Portfolio Holdings

Following the Fund’s fiscal first and third quarter-end, a complete portfolio holdings listing is filed with the SEC on Form N-Q. In addition, each month, information about the Fund and its portfolio holdings is filed with the SEC on Form N-MFP. The SEC delays the public availability of the information filed on Form N-MFP for 60 days after the end of the reporting period included in the filing. These forms will be available on the SEC’s Web site at sec.gov. The Fund’s portfolio holdings are also posted on dws.com from time to time. Please see the Fund’s current prospectus for more information.

Tax-Free Investment Class	|	27

Advisory Agreement Board Considerations and Fee Evaluation

The Board of Trustees (hereinafter referred to as the “Board” or “Trustees”) approved the renewal of DWS Tax-Exempt Portfolio’s (the “Fund”) investment management agreement (the “Agreement”) with DWS Investment Management Americas, Inc. (“DIMA”) in September 2018.

In terms of the process that the Board followed prior to approving the Agreement, shareholders should know that:

–	During the entire process, all of the Fund’s Trustees were independent of DIMA and its affiliates (the “Independent Trustees”).

–

The Board met frequently during the past year to discuss fund matters and dedicated a substantial amount of time to contract review matters. Over the course of several months, the Board’s Contract Committee reviewed extensive materials received from DIMA, independent third parties and independent counsel. These materials included an analysis of the Fund’s performance, fees and expenses, and profitability from a fee consultant retained by the Fund’s Independent Trustees (the “Fee Consultant”). Based on its evaluation of the information provided, the Contract Committee presented its findings and recommendations to the Board. The Board then reviewed the Contract Committee’s findings and recommendations.

–	The Board also received extensive information throughout the year regarding performance of the Fund.

–

The Independent Trustees regularly met privately with counsel to discuss contract review and other matters. In addition, the Independent Trustees were advised by the Fee Consultant in the course of their review of the Fund’s contractual arrangements and considered a comprehensive report prepared by the Fee Consultant in connection with their deliberations.

–

In connection with reviewing the Agreement, the Board also reviewed the terms of the Fund’s Rule 12b-1 plan, distribution agreement, administrative services agreement, transfer agency agreement and other material service agreements.

In connection with the contract review process, the Contract Committee and the Board considered the factors discussed below, among others. The Board also considered that DIMA and its predecessors have managed the Fund since its inception, and the Board believes that a long-term relationship with a capable, conscientious advisor is in the best interests of the Fund. The Board considered, generally, that shareholders chose to invest or remain invested in the Fund knowing that DIMA managed the

28	|	Tax-Free Investment Class

Fund. DIMA is part of DWS Group GmbH & Co. KGaA (“DWS Group”). DWS Group is a global asset management business that offers a wide range of investing expertise and resources, including research capabilities in many countries throughout the world. In 2018, approximately 20% of DWS Group’s shares were sold in an initial public offering, with Deutsche Bank AG owning the remaining shares.

As part of the contract review process, the Board carefully considered the fees and expenses of each DWS fund overseen by the Board in light of the fund’s performance. In many cases, this led to the negotiation and implementation of expense caps. As part of these negotiations, the Board indicated that it would consider relaxing these caps in future years following sustained improvements in performance, among other considerations.

While shareholders may focus primarily on fund performance and fees, the Fund’s Board considers these and many other factors, including the quality and integrity of DIMA’s personnel and administrative support services provided by DIMA, such as back-office operations, fund valuations, and compliance policies and procedures.

Nature, Quality and Extent of Services. The Board considered the terms of the Agreement, including the scope of advisory services provided under the Agreement. The Board noted that, under the Agreement, DIMA provides portfolio management services to the Fund and that, pursuant to a separate administrative services agreement, DIMA provides administrative services to the Fund. The Board considered the experience and skills of senior management and investment personnel and the resources made available to such personnel. The Board reviewed the Fund’s performance over short-term and long-term periods and compared those returns to various agreed-upon performance measures, including a peer universe compiled using information supplied by iMoneyNet, an independent fund data service. The Board also noted that it has put into place a process of identifying “Funds in Review” (e.g., funds performing poorly relative to a peer universe), and receives additional reporting from DIMA regarding such funds and, where appropriate, DIMA’s plans to address underperformance. The Board believes this process is an effective manner of identifying and addressing underperforming funds. Based on the information provided, the Board noted that, for the one- and three-year periods ended December 31, 2017, the Fund’s gross performance (DWS Tax-Exempt Cash Premier Shares) was in the 2nd quartile and 1st quartile, respectively, of the applicable iMoneyNet universe (the 1st quartile being the best performers and the 4th quartile being the worst performers).

Fees and Expenses. The Board considered the Fund’s investment management fee schedule, operating expenses and total expense ratios, and comparative information provided by Broadridge Financial Solutions, Inc. (“Broadridge”) and the Fee Consultant regarding investment

Tax-Free Investment Class	|	29

management fee rates paid to other investment advisors by similar funds (1st quartile being the most favorable and 4th quartile being the least favorable). With respect to management fees paid to other investment advisors by similar funds, the Board noted that the contractual fee rates paid by the Fund, which include a 0.10% fee paid to DIMA under the Fund’s administrative services agreement, were lower than the median (1st quartile) of the applicable Broadridge peer group (based on Broadridge data provided as of December 31, 2017). Based on Broadridge data provided as of December 31, 2017, the Board noted that the Fund’s total operating expenses (excluding 12b-1 fees and/or shareholder administration fees, if applicable) were higher than the median (4th quartile) of the applicable Broadridge expense universe (less any applicable 12b-1 fees) for the following share classes: Service Shares, DWS Tax-Exempt Cash Premier Shares, Tax Free Investment Class shares, Tax-Exempt Cash Managed Shares, DWS Tax-Exempt Money Fund shares and DWS Tax-Free Money Fund Class S shares. The Board noted the expense limitations agreed to by DIMA. The Board also noted the voluntary fee waivers implemented by DIMA prior to December 31, 2017 to ensure the Fund maintained a positive yield. The Board considered the Fund’s management fee rate as compared to fees charged by DIMA to comparable DWS U.S. registered funds (“DWS Funds”), noting that DIMA indicated that it does not provide services to any other comparable DWS Funds. The information requested by the Board as part of its review of fees and expenses also included information about institutional accounts (including any sub-advised funds and accounts) and funds offered primarily to European investors (“DWS Europe Funds”) managed by DWS Group. The Board noted that DIMA indicated that DWS Group does not manage any institutional accounts or DWS Europe Funds comparable to the Fund.

On the basis of the information provided, the Board concluded that management fees were reasonable and appropriate in light of the nature, quality and extent of services provided by DIMA.

Profitability. The Board reviewed detailed information regarding revenues received by DIMA under the Agreement. The Board considered the estimated costs to DIMA, and pre-tax profits realized by DIMA, from advising the DWS Funds, as well as estimates of the pre-tax profits attributable to managing the Fund in particular. The Board also received information regarding the estimated enterprise-wide profitability of DIMA and its affiliates with respect to all fund services in totality and by fund. The Board and the Fee Consultant reviewed DIMA’s methodology in allocating its costs to the management of the Fund. Based on the information provided, the Board concluded that the pre-tax profits realized by DIMA in connection with the management of the Fund were not unreasonable. The Board also reviewed certain publicly available information regarding the profitability of certain similar investment

30	|	Tax-Free Investment Class

management firms. The Board noted that, while information regarding the profitability of such firms is limited (and in some cases is not necessarily prepared on a comparable basis), DIMA and its affiliates’ overall profitability with respect to the DWS Funds (after taking into account distribution and other services provided to the funds by DIMA and its affiliates) was lower than the overall profitability levels of most comparable firms for which such data was available.

Economies of Scale. The Board considered whether there are economies of scale with respect to the management of the Fund and whether the Fund benefits from any economies of scale. The Board noted that the Fund’s investment management fee schedule includes fee breakpoints. The Board concluded that the Fund’s fee schedule represents an appropriate sharing between the Fund and DIMA of such economies of scale as may exist in the management of the Fund at current asset levels.

Other Benefits to DIMA and Its Affiliates. The Board also considered the character and amount of other incidental or “fall-out” benefits received by DIMA and its affiliates, including any fees received by DIMA for administrative services provided to the Fund, any fees received by an affiliate of DIMA for transfer agency services provided to the Fund and any fees received by an affiliate of DIMA for distribution services. The Board also considered benefits to DIMA related to brokerage and soft-dollar allocations, including allocating brokerage to pay for research generated by parties other than the executing broker dealers, which pertain primarily to funds investing in equity securities. In addition, the Board considered the incidental public relations benefits to DIMA related to DWS Funds advertising and cross-selling opportunities among DIMA products and services. The Board considered these benefits in reaching its conclusion that the Fund’s management fees were reasonable.

Compliance. The Board considered the significant attention and resources dedicated by DIMA to its compliance processes in recent years. The Board noted in particular (i) the experience, seniority and time commitment of the individuals serving as DIMA’s and the Fund’s chief compliance officers and (ii) the substantial commitment of resources by DIMA and its affiliates to compliance matters, including the retention of compliance personnel.

Based on all of the information considered and the conclusions reached, the Board unanimously determined that the continuation of the Agreement is in the best interests of the Fund. In making this determination, the Board did not give particular weight to any single factor identified above. The Board considered these factors over the course of numerous meetings, certain of which were in executive session with only the Independent Trustees and counsel present. It is possible that individual Independent Trustees may have weighed these factors differently in reaching their individual decisions to approve the continuation of the Agreement.

Tax-Free Investment Class	|	31

Privacy Statement

FACTS	What Does DWS Do With Your Personal Information?
Why?	Financial companies choose how they share your personal information. Federal law gives consumers the right to limit some but not all sharing. Federal law also requires us to tell you how we collect, share and protect your personal information. Please read this notice carefully to understand what we do.
What?

The types of personal information we collect and share can include:

– Social Security number

– Account balances

– Purchase and transaction history

– Bank account information

– Contact information such as mailing address, e-mail address and telephone number

How?	All financial companies need to share customers’ personal information to run their everyday business. In the section below, we list the reasons financial companies can share their customers’ personal information, the reasons DWS chooses to share and whether you can limit this sharing.

Reasons we can share your personal information	Does DWS share?	Can you limit this sharing?
For our everyday business purposes — such as to process your transactions, maintain your account(s), respond to court orders or legal investigations	Yes	No
For our marketing purposes — to offer our products and services to you	Yes	No
For joint marketing with other financial companies	No	We do not share
For our affiliates’ everyday business purposes — information about your transactions and experiences	No	We do not share
For our affiliates’ everyday business purposes — information about your creditworthiness	No	We do not share
For non-affiliates to market to you	No	We do not share

Questions?	Call (800) 728-3337 or e-mail us at service@dws.com

32	|	Tax-Free Investment Class

Who we are
Who is providing this notice?	DWS Distributors, Inc; DWS Investment Management Americas, Inc.; DWS Trust Company; the DWS Funds
What we do
How does DWS protect my personal information?	To protect your personal information from unauthorized access and use, we use security measures that comply with federal law. These measures include computer safeguards and secured files and buildings.
How does DWS collect my personal information?

We collect your personal information, for example, when you:

– open an account

– give us your contact information

– provide bank account information for ACH or wire transactions

– tell us where to send money

– seek advice about your investments

Why can’t I limit all sharing?

Federal law gives you the right to limit only

– sharing for affiliates’ everyday business purposes

– information about your creditworthiness

– affiliates from using your information to market to you

– sharing for non-affiliates to market to you

State laws and individual companies may give you additional rights to limit sharing.

Definitions
Affiliates	Companies related by common ownership or control. They can be financial or non-financial companies. Our affiliates include financial companies with the DWS or Deutsche Bank (“DB”) name, such as DB AG Frankfurt.
Non-affiliates	Companies not related by common ownership or control. They can be financial and non-financial companies. Non-affiliates we share with include account service providers, service quality monitoring services, mailing service providers and verification services to help in the fight against money laundering and fraud.
Joint marketing	A formal agreement between non-affiliated financial companies that together market financial products or services to you. DWS does not jointly market.

Rev. 3/2018, as amended 7/2018

Tax-Free Investment Class	|	33

Notes

Notes

CATTEP-3

(R-033440-6 12/18)

ITEM 2.	CODE OF ETHICS

Not applicable.

ITEM 3.	AUDIT COMMITTEE FINANCIAL EXPERT

Not applicable

ITEM 4.	PRINCIPAL ACCOUNTANT FEES AND SERVICES

Not applicable

ITEM 5.	AUDIT COMMITTEE OF LISTED REGISTRANTS

Not applicable

ITEM 6.	SCHEDULE OF INVESTMENTS

Not applicable

ITEM 7.	DISCLOSURE OF PROXY VOTING POLICIES AND PROCEDURES FOR CLOSED-END MANAGEMENT INVESTMENT COMPANIES

Not applicable

ITEM 8.	PORTFOLIO MANAGERS OF CLOSED-END MANAGEMENT INVESTMENT COMPANIES

Not applicable

ITEM 9.	PURCHASES OF EQUITY SECURITIES BY CLOSED-END MANAGEMENT INVESTMENT COMPANY AND AFFILIATED PURCHASERS

Not applicable

ITEM 10.	SUBMISSION OF MATTERS TO A VOTE OF SECURITY HOLDERS

There were no material changes to the procedures by which shareholders may recommend nominees to the Fund’s Board. The primary function of the Nominating and Governance Committee is to identify and recommend individuals for membership on the Board and oversee the administration of the Board Governance Guidelines. Shareholders may recommend candidates for Board positions by forwarding their correspondence by U.S. mail or courier service to Keith R. Fox, DWS Funds Board Chair, c/o Thomas R. Hiller, Ropes & Gray LLP, Prudential Tower, 800 Boylston Street, Boston, MA 02199-3600.

ITEM 11.	CONTROLS AND PROCEDURES

	(a)	The Chief Executive and Financial Officers concluded that the Registrant’s Disclosure Controls and Procedures are effective based on the evaluation of the Disclosure Controls and Procedures as of a date within 90 days of the filing date of this report.

	(b)	There have been no changes in the registrant’s internal control over financial reporting that occurred during the second fiscal quarter of the period covered by this report that has materially affected, or is reasonably likely to materially affect, the registrant’s internal controls over financial reporting.

ITEM 12.	Disclosure of Securities Lending Activities for Closed-End Management Investment Companies.

Not applicable

ITEM 13.	EXHIBITS

	(a)(1)	Not applicable

	(a)(2)	Certification pursuant to Rule 30a-2(a) under the Investment Company Act of 1940 (17 CFR 270.30a-2(a)) is filed and attached hereto as Exhibit 99.CERT.

	(b)	Certification pursuant to Rule 30a-2(b) under the Investment Company Act of 1940 (17 CFR 270.30a-2(b)) is furnished and attached hereto as Exhibit 99.906CERT.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Registrant:	DWS Government & Agency Securities Portfolio and DWS Tax-Exempt Portfolio, each a series of Cash Account Trust

By:	/s/Hepsen Uzcan Hepsen Uzcan President

Date:	1/2/2019

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/Hepsen Uzcan Hepsen Uzcan President

Date:	1/2/2019

By:	/s/Diane Kenneally Diane Kenneally Chief Financial Officer and Treasurer

Date:	1/2/2019